NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

Nationwide Variable Account-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:
MidCap Growth Portfolio - Class S Shares (ALMCS)
34,853 shares (cost $482,425)	$393,142
Growth Fund - Class 1 (AFGF)
187,513 shares (cost $9,596,803)	9,763,810
High - Income Bond Fund - Class 1 (AFHY)
171,876 shares (cost $1,905,553)	1,811,578
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
94,114 shares (cost $1,119,589)	1,223,488
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
9,312,504 shares (cost $129,633,823)	123,670,050
Money Market Portfolio(TM) (CHSMM)
14,443,733 shares (cost $14,443,733)	14,443,733
Stock Index Fund, Inc. - Initial Shares (DSIF)
7,156,680 shares (cost $190,351,187)	210,978,938
Stock Index Fund, Inc. - Service Shares (DSIFS)
3,863,630 shares (cost $111,976,055)	114,015,735
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,307,730 shares (cost $28,294,592)	39,114,216
VA International Equity Fund (HVIE)
478,460 shares (cost $6,568,669)	6,042,947
VA Situs Fund (HVSIT)
934,455 shares (cost $13,943,697)	13,876,660
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
853,407 shares (cost $4,401,478)	5,854,375
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
390,826 shares (cost $10,936,253)	10,841,508
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,400,735 shares (cost $111,024,149)	111,238,027
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2,070,628 shares (cost $12,197,828)	10,932,918
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
339,615 shares (cost $1,195,423)	1,755,809
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2,209,893 shares (cost $91,556,135)	83,180,366
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
137,347 shares (cost $4,785,621)	5,139,523
Investors Growth Stock Series - Service Class (MIGSC)
878,764 shares (cost $8,338,232)	9,464,286
Value Series - Service Class (MVFSC)
25,295,325 shares (cost $254,554,294)	317,203,379
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
3,336,299 shares (cost $50,778,575)	50,011,124
Core Plus Fixed Income Portfolio - Class I (MSVFI)
156,268 shares (cost $1,542,164)	1,592,367
Core Plus Fixed Income Portfolio - Class II (MSVF2)
1,955,952 shares (cost $18,617,682)	19,892,027
Emerging Markets Debt Portfolio - Class I (MSEM)
430,765 shares (cost $3,361,757)	3,579,658
Emerging Markets Debt Portfolio - Class II (MSEMB)
122,960 shares (cost $958,075)	1,015,654
U.S. Real Estate Portfolio - Class I (MSVRE)
2,927 shares (cost $39,290)	39,718
U.S. Real Estate Portfolio - Class II (MSVREB)
344 shares (cost $3,800)	4,644

(Continued)

Nationwide Variable Account-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Managed Allocation Fund - Moderate Growth II (VFMG2)
375,012 shares (cost $3,661,104)	3,311,355
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
3,724,349 shares (cost $51,986,183)	52,140,887
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
10,554,485 shares (cost $146,715,026)	147,340,604
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
174,209,898 shares (cost $2,871,450,268)	3,003,378,637
American Funds NVIT Bond Fund - Class II (GVABD2)
89,644,250 shares (cost $964,572,407)	1,024,633,772
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
5,939,430 shares (cost $123,503,456)	116,531,616
American Funds NVIT Growth Fund - Class II (GVAGR2)
3,934,612 shares (cost $214,313,045)	203,065,311
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
28,159,702 shares (cost $933,765,742)	1,005,301,344
Federated NVIT High Income Bond Fund - Class I (HIBF)
1,045,728 shares (cost $7,348,886)	6,839,064
Federated NVIT High Income Bond Fund - Class III (HIBF3)
14,885,503 shares (cost $99,632,126)	97,202,335
NVIT Emerging Markets Fund - Class I (GEM)
29,275 shares (cost $376,226)	297,434
NVIT Emerging Markets Fund - Class II (GEM2)
126,738 shares (cost $1,665,262)	1,272,453
NVIT Emerging Markets Fund - Class III (GEM3)
2,314,856 shares (cost $26,134,403)	23,472,640
NVIT Emerging Markets Fund - Class VI (GEM6)
4,341,125 shares (cost $45,469,068)	43,888,777
NVIT International Equity Fund - Class I (GIG)
4,469 shares (cost $38,804)	35,748
NVIT International Equity Fund - Class III (GIG3)
3,167,980 shares (cost $23,320,545)	25,375,519
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
3,023,864 shares (cost $24,055,887)	24,130,432
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
9,332,444 shares (cost $72,492,841)	72,699,742
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
3,056,371 shares (cost $26,581,288)	23,656,310
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
212,144 shares (cost $2,301,156)	2,108,713
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
17,601,320 shares (cost $147,401,334)	174,957,116
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2,785,654 shares (cost $24,326,878)	22,508,087
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
126,372,736 shares (cost $1,214,237,101)	1,259,936,177
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
209,651,134 shares (cost $1,954,446,945)	1,993,782,284
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
56,614,880 shares (cost $576,334,194)	581,434,818
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
191,123,392 shares (cost $1,814,440,535)	1,863,453,069
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
37,413,854 shares (cost $313,701,953)	343,085,038
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
54,845,619 shares (cost $539,918,688)	556,683,034
NVIT Core Bond Fund - Class I (NVCBD1)
253,752 shares (cost $2,754,936)	2,763,357

(Continued)

Nationwide Variable Account-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

NVIT Core Bond Fund - Class II (NVCBD2)
11,746,036 shares (cost $121,508,613)	127,561,954
NVIT Core Plus Bond Fund - Class II (NVLCP2)
3,554,919 shares (cost $39,951,224)	40,774,922
NVIT Fund - Class I (TRF)
13,697,975 shares (cost $134,890,338)	123,966,676
NVIT Fund - Class II (TRF2)
18,571,748 shares (cost $145,475,988)	167,517,168
NVIT Government Bond Fund - Class I (GBF)
34,130,843 shares (cost $402,023,235)	407,180,959
American Century NVIT Growth Fund - Class I (CAF)
2,312,149 shares (cost $20,859,213)	31,815,174
American Century NVIT Growth Fund -Class II (CAF2)
1,130,720 shares (cost $10,127,570)	10,266,934
NVIT International Index Fund - Class VIII (GVIX8)
2,631,299 shares (cost $20,553,000)	19,050,605
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
30,204,837 shares (cost $323,587,995)	264,292,320
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
38,150,552 shares (cost $479,308,295)	489,090,077
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
65,578,795 shares (cost $898,051,774)	906,298,942
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
50,840,750 shares (cost $505,324,103)	518,575,649
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
228,731,278 shares (cost $2,530,964,378)	2,362,794,104
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
125,696,535 shares (cost $1,447,007,029)	1,253,194,457
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
72,794,574 shares (cost $766,011,788)	756,335,625
NVIT Mid Cap Index Fund - Class I (MCIF)
5,607,732 shares (cost $96,554,541)	98,415,691
NVIT Money Market Fund - Class I (SAM)
654,574,047 shares (cost $654,574,047)	654,574,047
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
3,870,152 shares (cost $29,656,823)	33,825,129
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
19,143,566 shares (cost $156,605,774)	166,931,895
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
67,126 shares (cost $932,763)	559,834
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
652,440 shares (cost $8,035,815)	5,441,348
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
6,320,482 shares (cost $58,222,806)	52,396,793
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,046,839 shares (cost $9,545,321)	9,767,008
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
12,235,035 shares (cost $99,439,927)	113,541,122
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
410,360 shares (cost $3,631,962)	3,307,498
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
5,173,771 shares (cost $41,254,264)	41,597,121
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
17,234,418 shares (cost $127,959,453)	175,618,719
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
12,687,775 shares (cost $94,801,831)	128,019,648
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
26,703,581 shares (cost $226,464,945)	265,166,563

(Continued)

Nationwide Variable Account-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
409,969 shares (cost $6,205,939)	6,284,822
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,416,233 shares (cost $22,014,813)	21,201,009
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
3,151,647 shares (cost $34,548,845)	31,138,271
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,264,289 shares (cost $17,138,902)	22,008,894
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,222,731 shares (cost $83,228,718)	71,659,751
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,508,672 shares (cost $37,914,275)	41,518,528
NVIT Multi-Sector Bond Fund - Class I (MSBF)
15,958,689 shares (cost $136,230,984)	138,361,835
NVIT Short Term Bond Fund - Class II (NVSTB2)
6,745,416 shares (cost $69,658,711)	69,545,236
NVIT Large Cap Growth Fund - Class I (NVOLG1)
22,453,087 shares (cost $339,889,280)	329,835,845
NVIT Large Cap Growth Fund - Class II (NVOLG2)
15,681,402 shares (cost $236,566,534)	229,732,537
Templeton NVIT International Value Fund - Class III (NVTIV3)
20,927,488 shares (cost $243,080,641)	222,459,193
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
13,212,503 shares (cost $110,093,605)	128,293,402
NVIT Real Estate Fund - Class I (NVRE1)
7,090,723 shares (cost $48,523,253)	64,241,951
NVIT Real Estate Fund - Class II (NVRE2)
7,063,920 shares (cost $51,734,223)	63,716,556
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
4,089 shares (cost $46,169)	44,166
VPS Growth and Income Portfolio - Class B (ALVGIB)
366,999 shares (cost $7,711,544)	6,554,604
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
3,474,322 shares (cost $49,722,539)	53,435,074
VP Balanced Fund - Class I (ACVB)
5,157,514 shares (cost $33,651,547)	33,575,418
VP Capital Appreciation Fund - Class I (ACVCA)
6,798 shares (cost $69,409)	89,873
VP Income & Growth Fund - Class I (ACVIG)
2,319,148 shares (cost $15,434,667)	14,239,571
VP Income & Growth Fund - Class II (ACVIG2)
730,677 shares (cost $4,928,778)	4,486,355
VP Inflation Protection Fund - Class II (ACVIP2)
21,187,142 shares (cost $230,194,295)	248,948,917
VP International Fund - Class I (ACVI)
2,127 shares (cost $18,833)	15,805
VP International Fund - Class III (ACVI3)
22 shares (cost $165)	164
VP Mid Cap Value Fund - Class I (ACVMV1)
506,604 shares (cost $6,536,982)	6,839,147
VP Mid Cap Value Fund - Class II (ACVMV2)
5,083,412 shares (cost $60,722,297)	68,626,060
VP Ultra(R) Fund - Class II (ACVU2)
535 shares (cost $3,777)	5,012
VP Value Fund - Class II (ACVV2)
161 shares (cost $911)	933
VP Vista(SM) Fund - Class I (ACVVS1)
358 shares (cost $4,106)	5,387

(Continued)

Nationwide Variable Account-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Small Cap Stock Index Portfolio - Service Shares (DVSCS)
6,583,873 shares (cost $62,690,114)	80,125,736
Appreciation Portfolio - Initial Shares (DCAP)
870,391 shares (cost $29,908,500)	33,074,851
Appreciation Portfolio - Service Shares (DCAPS)
2,202,497 shares (cost $75,265,456)	83,122,253
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
65,447 shares (cost $1,599,367)	1,694,415
Growth and Income Portfolio - Initial Shares (DGI)
672,068 shares (cost $13,630,357)	12,742,415
Capital Appreciation Fund II - Service Shares (FCA2S)
268,388 shares (cost $1,590,265)	1,615,696
Quality Bond Fund II - Primary Shares (FQB)
985,797 shares (cost $10,552,998)	11,050,783
Quality Bond Fund II - Service Shares (FQBS)
3,735,329 shares (cost $40,509,490)	41,686,275
Equity-Income Portfolio - Initial Class (FEIP)
17,526,175 shares (cost $392,128,835)	327,564,217
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
1,027,238 shares (cost $9,041,510)	9,070,511
High Income Portfolio - Initial Class (FHIP)
9,867,316 shares (cost $55,866,670)	53,184,834
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
10,351,590 shares (cost $142,534,687)	142,851,946
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
4,391,584 shares (cost $88,836,720)	82,210,459
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
8,714,521 shares (cost $183,773,506)	160,434,328
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
515,939 shares (cost $4,961,239)	5,314,177
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
10,627,597 shares (cost $111,173,371)	109,039,146
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
942,720 shares (cost $8,938,004)	9,615,744
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
33,912,849 shares (cost $351,943,453)	344,893,677
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
717,582 shares (cost $6,604,408)	6,953,367
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2,473,581 shares (cost $24,928,161)	23,919,527
VIP Fund - Growth Portfolio - Initial Class (FGP)
8,902,234 shares (cost $273,560,492)	328,403,406
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2,440,963 shares (cost $87,544,618)	89,168,371
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
4,104,400 shares (cost $23,292,658)	22,040,628
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2,161,097 shares (cost $26,798,734)	27,791,712
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
31,036,414 shares (cost $381,160,716)	394,783,184
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
861,579 shares (cost $23,204,079)	24,925,479
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
8,160,751 shares (cost $235,752,806)	233,234,275
VIP Fund - Overseas Portfolio - Initial Class (FOP)
3,642,699 shares (cost $61,828,885)	49,649,984
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
1,687,706 shares (cost $34,048,586)	22,952,799

(Continued)

Nationwide Variable Account-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
179,287 shares (cost $3,271,614)	2,423,955
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
3,962,337 shares (cost $62,165,980)	53,055,689
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
653,127 shares (cost $5,053,769)	5,721,390
Franklin Income Securities Fund - Class 2 (FTVIS2)
9,156,651 shares (cost $141,371,798)	131,123,238
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
3,070,976 shares (cost $55,091,965)	60,344,677
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
9,654,783 shares (cost $105,037,828)	149,938,781
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2,814,747 shares (cost $25,541,987)	26,346,032
Templeton Foreign Securities Fund - Class 2 (TIF2)
276,655 shares (cost $3,853,088)	3,474,789
Templeton Foreign Securities Fund - Class 3 (TIF3)
5,631,381 shares (cost $56,879,725)	70,448,575
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
5,880,818 shares (cost $104,635,776)	106,736,841
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2,854,064 shares (cost $20,990,736)	21,662,342
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
15,884,741 shares (cost $186,920,991)	171,396,355
Growth Portfolio - I Class Shares (AMTG)
686 shares (cost $13,652)	12,743
Partners Portfolio - I Class Shares (AMTP)
1,713 shares (cost $17,347)	17,117
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
348,105 shares (cost $4,482,462)	4,222,508
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,922,397 shares (cost $27,755,726)	27,586,399
Balanced Fund/VA - Non-Service Shares (OVMS)
3,617,945 shares (cost $55,205,385)	40,882,776
Core Bond Fund/VA - Non-Service Shares (OVB)
4,584,759 shares (cost $47,183,388)	36,127,903
Global Securities Fund/VA - Class 3 (OVGS3)
1,806,584 shares (cost $54,392,452)	49,952,054
Global Securities Fund/VA - Class 4 (OVGS4)
2,225,676 shares (cost $69,218,463)	60,671,921
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,728,523 shares (cost $92,099,671)	102,385,229
Global Securities Fund/VA - Service Class (OVGSS)
270,530 shares (cost $7,483,646)	7,361,121
High Income Fund/VA - Class 3 (OVHI3)
251,160 shares (cost $522,218)	482,228
High Income Fund/VA - Class 4 (OVHI4)
3,689,111 shares (cost $7,520,932)	7,156,876
High Income Fund/VA - Non-Service Shares (OVHI)
12,261 shares (cost $69,851)	23,297
High Income Fund/VA - Service Class (OVHIS)
1,307,095 shares (cost $8,662,794)	2,496,551
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
542,268 shares (cost $11,402,951)	11,230,377
Main Street Fund(R)/VA - Service Class (OVGIS)
10,537,899 shares (cost $194,984,863)	216,343,064
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
233,432 shares (cost $3,797,941)	4,008,031

(Continued)

Nationwide Variable Account-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2,940,377 shares (cost $35,148,147)	50,045,218
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
216,405 shares (cost $10,409,076)	10,184,010
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
1,900,149 shares (cost $21,867,061)	22,972,807
Low Duration Portfolio - Advisor Class (PMVLAD)
25,106,874 shares (cost $260,204,640)	260,609,351
Total Return Portfolio - Advisor Class (PMVTRD)
5,928,911 shares (cost $66,306,841)	65,336,598
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
167,311 shares (cost $3,033,729)	2,559,864
Putnam VT International Equity Fund - IB Shares (PVTIGB)
38,643 shares (cost $593,082)	366,721
Putnam VT Voyager Fund - IB Shares (PVTVB)
91,764 shares (cost $3,232,600)	2,914,429
V.I. Basic Value Fund - Series II (AVBV2)
676 shares (cost $3,980)	4,112
V.I. Capital Appreciation Fund - Series II (AVCA2)
271,107 shares (cost $6,912,105)	5,709,523
V.I. Capital Development Fund - Series II (AVCD2)
1,889,820 shares (cost $20,596,043)	22,791,233
Diversified Stock Fund Class A Shares (VYDS)
38,452 shares (cost $293,759)	347,991
Health Sciences Portfolio - II (TRHS2)
1,689,476 shares (cost $27,621,382)	27,116,090
VIP Trust - Global Bond Fund: Class R1 (VWBFR)
497,909 shares (cost $5,681,366)	5,830,510
VIP Trust - Global Bond Fund: Initial Class (VWBF)
975,273 shares (cost $11,182,303)	11,420,452
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
1,096,565 shares (cost $11,483,975)	11,393,305
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
1,424,002 shares (cost $19,025,489)	14,809,621
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
1,770,673 shares (cost $58,722,347)	54,501,323
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
816,191 shares (cost $22,182,022)	25,097,875
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
10,291,151 shares (cost $97,927,607)	93,728,714
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
194,222 shares (cost $1,009,956)	1,006,691
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
923,913 shares (cost $4,737,150)	4,676,387
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2,670,688 shares (cost $14,362,539)	13,606,619
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
314,198 shares (cost $1,643,296)	1,631,286
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
1,668 shares (cost $29,259)	35,638
Advantage VT Opportunity Fund - Class 2 (SVOF)
14,215 shares (cost $201,005)	247,060
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
4,016,178 shares (cost $29,459,811)	30,844,249
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
998 shares (cost $8,179)	8,303
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)
27,853 shares (cost $288,682)	293,569

(Continued)

Nationwide Variable Account-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)
2,270 shares (cost $43,073)	51,028

Total Investments	$29,793,995,282

Accounts Payable-U.S. Real Estate Portfolio - Class I (MSVRE)	4,639
Other Accounts Payable	(96,489)

$29,793,903,432

Contract Owners’ Equity:
Accumulation units	29,785,542,132
Contracts in payout (annuitization) period (note 1f)	8,361,300

Total Contract Owners’ Equity (note 5)	$29,793,903,432

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	Total	ALMCS	AFGF	AFHY	AFGC	MLVGA3	CHSMM	DSIF
Investment Activity:
Reinvested dividends	$517,674,856	-	91,887	132,348	24,224	2,940,780	1,268	4,147,676
Mortality and expense risk charges (note 2)	(448,629,078)	(5,149)	(139,269)	(17,183)	(15,802)	(1,760,985)	(121,797)	(3,065,446)

Net investment income (loss)	69,045,778	(5,149)	(47,382)	115,165	8,422	1,179,795	(120,529)	1,082,230
Realized gain (loss) on investments	(726,415)	(109,103)	107,972	(14,852)	5,208	749,851	-	9,814,474
Change in unrealized gain (loss) on investments	(953,196,565)	66,458	(602,435)	(38,230)	34,133	(11,963,314)	1	(10,918,941)

Net gain (loss) on investments	(953,922,980)	(42,645)	(494,463)	(53,082)	39,341	(11,213,463)	1	(1,104,467)

Reinvested capital gains	85,173,364	-	-	-	28,110	3,122,639	-	1,562,507

Net increase (decrease) in contract owners’ equity resulting from operations	$(799,703,838)	(47,794)	(541,845)	62,083	75,873	(6,911,029)	(120,528)	1,540,270

	DSIFS	DSRG	HVIE	HVSIT	JPMMV1	JABS	JACAS	JAGTS2
Investment Activity:
Reinvested dividends	$1,791,091	390,053	74,345	3,216	81,851	272,842	297,209	-
Mortality and expense risk charges (note 2)	(1,661,213)	(566,478)	(40,989)	(92,729)	(80,363)	(163,593)	(1,788,049)	(173,645)

Net investment income (loss)	129,878	(176,425)	33,356	(89,513)	1,488	109,249	(1,490,840)	(173,645)
Realized gain (loss) on investments	(515,046)	1,091,291	2,752	(8,647)	821,086	191,639	(2,104,706)	2,046,500
Change in unrealized gain (loss) on investments	(50,354)	(981,875)	(532,366)	(86,148)	(774,058)	(843,088)	(5,636,839)	(3,189,059)

Net gain (loss) on investments	(565,400)	109,416	(529,614)	(94,795)	47,028	(651,449)	(7,741,545)	(1,142,559)

Reinvested capital gains	731,611	-	-	-	-	566,308	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$296,089	(67,009)	(496,258)	(184,308)	48,516	24,108	(9,232,385)	(1,316,204)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	JAGTS	JAIGS2	JAIGS	MIGSC	MVFSC	MVIVSC	MSVFI	MSVF2
Investment Activity:
Reinvested dividends	$-	468,933	28,081	27,532	4,010,336	375,302	60,574	759,703
Mortality and expense risk charges (note 2)	(26,666)	(1,817,057)	(100,420)	(172,928)	(5,464,287)	(493,913)	(22,761)	(356,502)

Net investment income (loss)	(26,666)	(1,348,124)	(72,339)	(145,396)	(1,453,951)	(118,611)	37,813	403,201
Realized gain (loss) on investments	108,743	(4,635,315)	697,687	520,546	12,847,215	346,428	(403)	(12,527)
Change in unrealized gain (loss) on investments	(275,263)	(42,385,904)	(3,494,518)	(460,050)	(17,119,075)	(1,804,417)	30,757	422,448

Net gain (loss) on investments	(166,520)	(47,021,219)	(2,796,831)	60,496	(4,271,860)	(1,457,989)	30,354	409,921

Reinvested capital gains	-	1,249,495	73,862	-	1,274,247	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(193,186)	(47,119,848)	(2,795,308)	(84,900)	(4,451,564)	(1,576,600)	68,167	813,122

	MSEM	MSEMB	VKVGR2	MSVRE	MSVREB	VFMG2	NVAMV1	NVAMV2
Investment Activity:
Reinvested dividends	$131,841	36,776	163	326	37	61,029	909,815	2,308,995
Mortality and expense risk charges (note 2)	(49,941)	(15,073)	(43)	(572)	(89)	(54,339)	(763,053)	(2,404,806)

Net investment income (loss)	81,900	21,703	120	(246)	(52)	6,690	146,762	(95,811)
Realized gain (loss) on investments	(17,129)	(5,537)	(932)	16,620	1,852	(70,855)	263,334	1,161,400
Change in unrealized gain (loss) on investments	100,551	26,669	-	(13,932)	(1,461)	(196,359)	(891,778)	(3,017,896)

Net gain (loss) on investments	83,422	21,132	(932)	2,688	391	(267,214)	(628,444)	(1,856,496)

Reinvested capital gains	41,069	11,623	-	-	-	-	137,253	380,763

Net increase (decrease) in contract owners’ equity resulting from operations	$206,391	54,458	(812)	2,442	339	(260,524)	(344,429)	(1,571,544)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM
Investment Activity:
Reinvested dividends	$31,452,254	19,670,044	1,076,657	530,274	7,984,832	655,182	6,963,511	2,572
Mortality and expense risk charges (note 2)	(40,200,382)	(15,761,877)	(1,798,738)	(3,148,314)	(14,790,005)	(119,739)	(1,332,719)	(5,359)

Net investment income (loss)	(8,748,128)	3,908,167	(722,081)	(2,618,040)	(6,805,173)	535,443	5,630,792	(2,787)
Realized gain (loss) on investments	179,686	(1,256,608)	(1,933,212)	(4,169,992)	(3,749,693)	(418,585)	3,775,393	(39,549)
Change in unrealized gain (loss) on investments	(16,676,602)	33,880,415	(9,782,123)	(5,714,866)	(23,884,988)	72,641	(7,065,820)	(57,044)

Net gain (loss) on investments	(16,496,916)	32,623,807	(11,715,335)	(9,884,858)	(27,634,681)	(345,944)	(3,290,427)	(96,593)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(25,245,044)	36,531,974	(12,437,416)	(12,502,898)	(34,439,854)	189,499	2,340,365	(99,380)

	GEM2	GEM3	GEM6	GIG	GIG3	NVIE6	NVNMO1	NVNMO2
Investment Activity:
Reinvested dividends	$7,409	212,076	250,991	520	368,930	277,424	499,109	132,866
Mortality and expense risk charges (note 2)	(24,429)	(415,597)	(839,119)	(508)	(396,126)	(369,558)	(1,178,412)	(392,571)

Net investment income (loss)	(17,020)	(203,521)	(588,128)	12	(27,196)	(92,134)	(679,303)	(259,705)
Realized gain (loss) on investments	(27,864)	(7,675,076)	(9,626,946)	1,071	(367,298)	940,738	1,984,473	(94,216)
Change in unrealized gain (loss) on investments	(377,713)	(1,496)	(3,988,277)	(5,750)	(2,872,659)	(3,620,754)	(13,163,847)	(3,503,958)

Net gain (loss) on investments	(405,577)	(7,676,572)	(13,615,223)	(4,679)	(3,239,957)	(2,680,016)	(11,179,374)	(3,598,174)

Reinvested capital gains	-	-	-	-	-	-	677,844	204,746

Net increase (decrease) in contract owners’ equity resulting from operations	$(422,597)	(7,880,093)	(14,203,351)	(4,667)	(3,267,153)	(2,772,150)	(11,180,833)	(3,653,133)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2
Investment Activity:
Reinvested dividends	$15,237	1,153,618	475,250	26,995,036	38,020,999	11,943,658	37,752,527	8,825,852
Mortality and expense risk charges (note 2)	(28,694)	(3,263,748)	(402,482)	(18,312,191)	(26,436,800)	(7,247,183)	(24,769,718)	(6,090,478)

Net investment income (loss)	(13,457)	(2,110,130)	72,768	8,682,845	11,584,199	4,696,475	12,982,809	2,735,374
Realized gain (loss) on investments	371,873	2,257,917	1,378,893	11,907	(157,807)	4,943,425	(334,802)	(339,662)
Change in unrealized gain (loss) on investments	(540,513)	(6,887,748)	(3,956,192)	(52,411,470)	(121,757,876)	(14,006,408)	(95,093,111)	(29,035,553)

Net gain (loss) on investments	(168,640)	(4,629,831)	(2,577,299)	(52,399,563)	(121,915,683)	(9,062,983)	(95,427,913)	(29,375,215)

Reinvested capital gains	-	-	355,769	7,339,091	10,895,379	2,688,951	11,062,859	3,343,151

Net increase (decrease) in contract owners’ equity resulting from operations	$(182,097)	(6,739,961)	(2,148,762)	(36,377,627)	(99,436,105)	(1,677,557)	(71,382,245)	(23,296,690)

	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF	CAF
Investment Activity:
Reinvested dividends	$12,216,571	75,163	3,824,745	865,578	1,548,132	1,587,845	12,702,778	201,749
Mortality and expense risk charges (note 2)	(7,308,585)	(30,866)	(2,568,332)	(545,612)	(1,786,256)	(3,147,247)	(6,961,166)	(461,534)

Net investment income (loss)	4,907,986	44,297	1,256,413	319,966	(238,124)	(1,559,402)	5,741,612	(259,785)
Realized gain (loss) on investments	567,042	22,771	2,344,806	351,008	(5,175,956)	(11,738,465)	2,212,745	2,398,610
Change in unrealized gain (loss) on investments	(17,845,617)	40,974	2,615,526	752,471	4,619,978	12,680,009	14,767,389	(2,806,152)

Net gain (loss) on investments	(17,278,575)	63,745	4,960,332	1,103,479	(555,978)	941,544	16,980,134	(407,542)

Reinvested capital gains	2,968,535	-	-	36,533	-	-	1,336,507	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,402,054)	108,042	6,216,745	1,459,978	(794,102)	(617,858)	24,058,253	(667,327)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	CAF2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA
Investment Activity:
Reinvested dividends	$59,011	496,427	5,573,086	8,157,953	14,031,068	10,365,705	51,852,281	28,191,360
Mortality and expense risk charges (note 2)	(39,537)	(285,690)	(5,682,943)	(5,803,488)	(10,205,122)	(6,644,720)	(40,375,591)	(23,438,517)

Net investment income (loss)	19,474	210,737	(109,857)	2,354,465	3,825,946	3,720,985	11,476,690	4,752,843
Realized gain (loss) on investments	(16,121)	(495,803)	(16,491,307)	227,017	1,661,708	(261,080)	280,095	(20,510,261)
Change in unrealized gain (loss) on investments	139,364	(2,856,612)	310,490	(6,890,276)	(29,486,529)	1,117,885	(51,379,389)	(33,685,157)

Net gain (loss) on investments	123,243	(3,352,415)	(16,180,817)	(6,663,259)	(27,824,821)	856,805	(51,099,294)	(54,195,418)

Reinvested capital gains	-	-	-	513,222	677,210	1,557,894	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$142,717	(3,141,678)	(16,290,674)	(3,795,572)	(23,321,665)	6,135,684	(39,622,604)	(49,442,575)

	GVDMC	MCIF	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6
Investment Activity:
Reinvested dividends	$16,806,515	797,087	375	512,719	1,971,158	10,692	121,841	1,020,426
Mortality and expense risk charges (note 2)	(12,339,572)	(1,491,859)	(9,036,899)	(536,068)	(3,184,076)	(11,307)	(91,023)	(886,984)

Net investment income (loss)	4,466,943	(694,772)	(9,036,524)	(23,349)	(1,212,918)	(615)	30,818	133,442
Realized gain (loss) on investments	(461,714)	560,765	-	1,571,686	100,072	(94,325)	(1,392,741)	(674,146)
Change in unrealized gain (loss) on investments	(1,357,344)	(5,226,560)	-	(5,658,845)	(17,722,290)	(31,310)	204,658	(9,471,630)

Net gain (loss) on investments	(1,819,058)	(4,665,795)	-	(4,087,159)	(17,622,218)	(125,635)	(1,188,083)	(10,145,776)

Reinvested capital gains	-	1,548,165	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,647,885	(3,812,402)	(9,036,524)	(4,110,508)	(18,835,136)	(126,250)	(1,157,265)	(10,012,334)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF
Investment Activity:
Reinvested dividends	$743	-	40,424	378,535	-	-	2,334,631	-
Mortality and expense risk charges (note 2)	(146,431)	(2,067,406)	(48,632)	(681,124)	(2,612,586)	(2,292,662)	(4,308,289)	(99,998)

Net investment income (loss)	(145,688)	(2,067,406)	(8,208)	(302,589)	(2,612,586)	(2,292,662)	(1,973,658)	(99,998)
Realized gain (loss) on investments	207,305	6,719,593	(14,831)	878,622	9,549,350	11,160,853	10,282,591	(270,602)
Change in unrealized gain (loss) on investments	(483,600)	(9,689,783)	(368,941)	(5,366,484)	(17,266,389)	(15,004,422)	(18,252,957)	(77,181)

Net gain (loss) on investments	(276,295)	(2,970,190)	(383,772)	(4,487,862)	(7,717,039)	(3,843,569)	(7,970,366)	(347,783)

Reinvested capital gains	-	-	118,443	1,486,602	-	-	1,158,382	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(421,983)	(5,037,596)	(273,537)	(3,303,849)	(10,329,625)	(6,136,231)	(8,785,642)	(447,781)

	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1
Investment Activity:
Reinvested dividends	$-	158,169	73,889	435,578	210,616	5,766,416	1,184,151	2,525,686
Mortality and expense risk charges (note 2)	(316,989)	(475,175)	(357,190)	(1,085,348)	(655,698)	(2,081,899)	(1,221,290)	(5,028,831)

Net investment income (loss)	(316,989)	(317,006)	(283,301)	(649,770)	(445,082)	3,684,517	(37,139)	(2,503,145)
Realized gain (loss) on investments	443,448	(1,262,311)	118,953	(4,175,167)	(2,066,677)	(2,191,747)	391,112	1,149,225
Change in unrealized gain (loss) on investments	(1,902,744)	(636,292)	(1,454,048)	(666,964)	(480,843)	3,235,626	(603,266)	(11,481,323)

Net gain (loss) on investments	(1,459,296)	(1,898,603)	(1,335,095)	(4,842,131)	(2,547,520)	1,043,879	(212,154)	(10,332,098)

Reinvested capital gains	-	-	-	-	-	-	-	1,308,144

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,776,285)	(2,215,609)	(1,618,396)	(5,491,901)	(2,992,602)	4,728,396	(249,293)	(11,527,099)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	NVOLG2	NVTIV3	EIF2	NVRE1	NVRE2	ALVBWB	ALVGIB	ALVSVB
Investment Activity:
Reinvested dividends	$1,100,160	6,576,956	1,444,570	598,435	421,267	-	80,088	121,358
Mortality and expense risk charges (note 2)	(4,143,912)	(3,939,889)	(2,071,572)	(917,258)	(1,028,125)	(91)	(107,216)	(773,063)

Net investment income (loss)	(3,043,752)	2,637,067	(627,002)	(318,823)	(606,858)	(91)	(27,128)	(651,705)
Realized gain (loss) on investments	847,802	1,372,048	(416,831)	3,918,498	5,332,786	(41)	(715,629)	2,932,486
Change in unrealized gain (loss) on investments	(7,963,767)	(34,380,208)	(3,344,505)	(734,046)	(2,016,752)	(2,004)	1,112,476	(6,741,553)

Net gain (loss) on investments	(7,115,965)	(33,008,160)	(3,761,336)	3,184,452	3,316,034	(2,045)	396,847	(3,809,067)

Reinvested capital gains	913,646	241,593	-	278,438	277,097	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,246,071)	(30,129,500)	(4,388,338)	3,144,067	2,986,273	(2,136)	369,719	(4,460,772)

	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVI4
Investment Activity:
Reinvested dividends	$668,673	-	224,790	65,884	9,109,023	331	3	8
Mortality and expense risk charges (note 2)	(473,513)	(1,388)	(191,748)	(72,832)	(3,462,666)	(303)	(3)	(1)

Net investment income (loss)	195,160	(1,388)	33,042	(6,948)	5,646,357	28	-	7
Realized gain (loss) on investments	389,961	11,646	(167,564)	(304,559)	3,142,131	5,683	22	32
Change in unrealized gain (loss) on investments	807,535	(17,607)	426,452	442,142	10,086,527	(8,320)	(52)	-

Net gain (loss) on investments	1,197,496	(5,961)	258,888	137,583	13,228,658	(2,637)	(30)	32

Reinvested capital gains	-	-	-	-	2,459,240	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,392,656	(7,349)	291,930	130,635	21,334,255	(2,609)	(30)	39

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	ACVMV1	ACVMV2	ACVU2	ACVVS1	DVSCS	DCAP	DCAPS	DVDLS
Investment Activity:
Reinvested dividends	$94,416	750,694	-	-	450,827	491,105	696,830	4,868
Mortality and expense risk charges (note 2)	(92,059)	(978,021)	(108)	(91)	(1,165,935)	(402,238)	(880,475)	(20,861)

Net investment income (loss)	2,357	(227,327)	(108)	(91)	(715,108)	88,867	(183,645)	(15,993)
Realized gain (loss) on investments	694,698	1,018,745	1,824	598	(276,231)	288,259	(110,160)	(90,792)
Change in unrealized gain (loss) on investments	(1,063,646)	(3,155,494)	(1,393)	(1,119)	774,737	1,830,568	4,605,397	24,240

Net gain (loss) on investments	(368,948)	(2,136,749)	431	(521)	498,506	2,118,827	4,495,237	(66,552)

Reinvested capital gains	185,964	1,585,878	-	-	180,331	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(180,627)	(778,198)	323	(612)	(36,271)	2,207,694	4,311,592	(82,545)

	DGI	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP
Investment Activity:
Reinvested dividends	$179,574	9,770	629,530	2,415,308	8,529,868	74,999	3,704,346	2,967,493
Mortality and expense risk charges (note 2)	(192,187)	(28,688)	(158,680)	(735,071)	(4,777,737)	(180,500)	(768,333)	(2,129,315)

Net investment income (loss)	(12,613)	(18,918)	470,850	1,680,237	3,752,131	(105,501)	2,936,013	838,178
Realized gain (loss) on investments	559,642	24,275	19,409	294,248	(6,158,939)	(1,200,981)	(1,128,421)	565,756
Change in unrealized gain (loss) on investments	(1,079,186)	(145,242)	(366,671)	(1,729,168)	1,793,459	183,667	(236,192)	(7,785,316)

Net gain (loss) on investments	(519,544)	(120,967)	(347,262)	(1,434,920)	(4,365,480)	(1,017,314)	(1,364,613)	(7,219,560)

Reinvested capital gains	-	-	-	-	-	-	-	726,738

Net increase (decrease) in contract owners’ equity resulting from operations	$(532,157)	(139,885)	123,588	245,317	(613,349)	(1,122,815)	1,571,400	(5,654,644)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Investment Activity:
Reinvested dividends	$773,583	3,789,181	108,155	2,077,151	203,899	6,888,365	143,539	464,292
Mortality and expense risk charges (note 2)	(1,441,734)	(2,445,837)	(73,444)	(1,583,896)	(129,107)	(4,380,454)	(91,587)	(414,989)

Net investment income (loss)	(668,151)	1,343,344	34,711	493,255	74,792	2,507,911	51,952	49,303
Realized gain (loss) on investments	(4,616,316)	(3,815,369)	(47,935)	(473,981)	(132,434)	(249,131)	(223,095)	(818,657)
Change in unrealized gain (loss) on investments	(2,120,730)	1,567,029	(112,430)	(2,752,125)	(219,877)	(13,474,393)	(144,597)	(526,674)

Net gain (loss) on investments	(6,737,046)	(2,248,340)	(160,365)	(3,226,106)	(352,311)	(13,723,524)	(367,692)	(1,345,331)

Reinvested capital gains	-	-	27,771	562,206	36,905	1,318,347	21,006	72,546

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,405,197)	(904,996)	(97,883)	(2,170,645)	(240,614)	(9,897,266)	(294,734)	(1,223,482)

	FGP	FG2	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP
Investment Activity:
Reinvested dividends	$1,283,547	119,748	1,526,879	873,056	12,030,389	41,644	56,827	827,558
Mortality and expense risk charges (note 2)	(4,818,674)	(1,248,259)	(300,061)	(362,057)	(7,209,990)	(418,445)	(3,967,911)	(829,224)

Net investment income (loss)	(3,535,127)	(1,128,511)	1,226,818	510,999	4,820,399	(376,801)	(3,911,084)	(1,666)
Realized gain (loss) on investments	(1,173,028)	(2,380,823)	2,517,280	336,073	4,890,312	107,758	(746,414)	1,333,032
Change in unrealized gain (loss) on investments	971,173	499,281	(3,050,392)	(68,689)	1,164,428	(3,524,647)	(26,848,523)	(12,839,256)

Net gain (loss) on investments	(201,855)	(1,881,542)	(533,112)	267,384	6,054,740	(3,416,889)	(27,594,937)	(11,506,224)

Reinvested capital gains	1,253,598	269,866	-	748,306	11,376,584	47,717	446,500	123,690

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,483,384)	(2,740,187)	693,706	1,526,689	22,251,723	(3,745,973)	(31,059,521)	(11,384,200)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	FOPR	FO2	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3
Investment Activity:
Reinvested dividends	$384,887	33,253	748,910	57,160	7,647,523	1,020,398	1,000,300	319,479
Mortality and expense risk charges (note 2)	(388,805)	(44,645)	(899,139)	(92,789)	(2,011,920)	(1,053,132)	(2,443,878)	(490,308)

Net investment income (loss)	(3,918)	(11,392)	(150,229)	(35,629)	5,635,603	(32,734)	(1,443,578)	(170,829)
Realized gain (loss) on investments	(626,677)	36,814	(4,155,340)	687,635	(2,972,293)	1,514,217	12,258,988	(2,498,885)
Change in unrealized gain (loss) on investments	(4,791,201)	(573,548)	(6,494,327)	(1,295,073)	(1,686,046)	1,090,945	(16,606,531)	(3,115,486)

Net gain (loss) on investments	(5,417,878)	(536,734)	(10,649,667)	(607,438)	(4,658,339)	2,605,162	(4,347,543)	(5,614,371)

Reinvested capital gains	58,558	7,011	108,894	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,363,238)	(541,115)	(10,691,002)	(643,067)	977,264	2,572,428	(5,791,121)	(5,785,200)

	TIF2	TIF3	FTVGI3	FTVFA2	AMTB	AMTG	AMINS	AMTP
Investment Activity:
Reinvested dividends	$75,396	1,390,865	6,161,593	3,144	6,934,625	-	-	-
Mortality and expense risk charges (note 2)	(65,335)	(1,314,099)	(1,609,810)	(313,571)	(3,220,196)	(193)	(7)	(310)

Net investment income (loss)	10,061	76,766	4,551,783	(310,427)	3,714,429	(193)	(7)	(310)
Realized gain (loss) on investments	163,587	509,671	1,453,221	790,311	(6,287,137)	6,699	(522)	5,416
Change in unrealized gain (loss) on investments	(639,255)	(9,760,218)	(9,649,489)	(1,269,714)	(30,885)	(6,526)	-	(6,876)

Net gain (loss) on investments	(475,668)	(9,250,547)	(8,196,268)	(479,403)	(6,318,022)	173	(522)	(1,460)

Reinvested capital gains	-	-	717,904	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(465,607)	(9,173,781)	(2,926,581)	(789,830)	(2,603,593)	(20)	(529)	(1,770)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	AMFAS	AMSRS	OVMS	OVB	OVGS3	OVGS4	OVGS	OVGSS
Investment Activity:
Reinvested dividends	$-	102,480	1,071,579	2,306,240	785,280	719,744	1,599,793	101,414
Mortality and expense risk charges (note 2)	(82,712)	(465,939)	(602,963)	(514,280)	(790,564)	(1,008,770)	(1,628,226)	(130,380)

Net investment income (loss)	(82,712)	(363,459)	468,616	1,791,960	(5,284)	(289,026)	(28,433)	(28,966)
Realized gain (loss) on investments	728,680	(832,132)	(1,167,336)	(3,308,468)	1,249,806	(593,653)	9,155,029	277,223
Change in unrealized gain (loss) on investments	(869,758)	(354,006)	540,337	4,069,721	(6,641,561)	(6,028,612)	(19,988,626)	(1,062,068)

Net gain (loss) on investments	(141,078)	(1,186,138)	(626,999)	761,253	(5,391,755)	(6,622,265)	(10,833,597)	(784,845)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(223,790)	(1,549,597)	(158,383)	2,553,213	(5,397,039)	(6,911,291)	(10,862,030)	(813,811)

	OVHI3	OVHI4	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS
Investment Activity:
Reinvested dividends	$55,010	704,722	4,492	293,961	102,716	1,343,375	23,704	176,710
Mortality and expense risk charges (note 2)	(7,497)	(117,862)	(443)	(45,690)	(156,367)	(3,924,742)	(53,942)	(728,564)

Net investment income (loss)	47,513	586,860	4,049	248,271	(53,651)	(2,581,367)	(30,238)	(551,854)
Realized gain (loss) on investments	10,667	596,792	(81,366)	(2,885,033)	140,383	(10,516,619)	582,351	2,622,797
Change in unrealized gain (loss) on investments	(79,705)	(1,488,525)	77,454	2,539,282	(263,162)	9,101,558	(782,465)	(3,413,977)

Net gain (loss) on investments	(69,038)	(891,733)	(3,912)	(345,751)	(122,779)	(1,415,061)	(200,114)	(791,180)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,525)	(304,873)	137	(97,480)	(176,430)	(3,996,428)	(230,352)	(1,343,034)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	OVAG	PMVFAD	PMVLAD	PMVTRD	PVGIB	PVTIGB	PVTVB	AVBV2
Investment Activity:
Reinvested dividends	$-	393,937	3,809,114	563,384	40,781	18,554	-	26
Mortality and expense risk charges (note 2)	(148,752)	(305,517)	(3,938,182)	(318,331)	(48,324)	(7,601)	(59,022)	(89)

Net investment income (loss)	(148,752)	88,420	(129,068)	245,053	(7,543)	10,953	(59,022)	(63)
Realized gain (loss) on investments	(121,631)	610,773	485,376	(2,822)	(606,386)	(32,882)	379,283	672
Change in unrealized gain (loss) on investments	(102,654)	425,383	(2,419,505)	(970,242)	437,749	(67,628)	(1,159,581)	(531)

Net gain (loss) on investments	(224,285)	1,036,156	(1,934,129)	(973,064)	(168,637)	(100,510)	(780,298)	141

Reinvested capital gains	-	73,207	-	835,917	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(373,037)	1,197,783	(2,063,197)	107,906	(176,180)	(89,557)	(839,320)	78

	AVCA2	AVCD2	VYDS	TRHS2	VWBFR	VWBF	VWEMR	VWEM
Investment Activity:
Reinvested dividends	$-	-	2,954	-	476,762	957,059	212,512	219,010
Mortality and expense risk charges (note 2)	(112,786)	(425,704)	(6,026)	(205,865)	(78,185)	(158,028)	(224,425)	(264,560)

Net investment income (loss)	(112,786)	(425,704)	(3,072)	(205,865)	398,577	799,031	(11,913)	(45,550)
Realized gain (loss) on investments	(114,742)	(4,005,304)	(57,508)	191,366	(16,148)	(112,445)	1,458,164	(2,137,349)
Change in unrealized gain (loss) on investments	(401,054)	2,139,793	16,550	(811,736)	(133,246)	(151,075)	(6,253,902)	(3,557,569)

Net gain (loss) on investments	(515,796)	(1,865,511)	(40,958)	(620,370)	(149,394)	(263,520)	(4,795,738)	(5,694,918)

Reinvested capital gains	-	-	-	-	121,547	243,995	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(628,582)	(2,291,215)	(44,030)	(826,235)	370,730	779,506	(4,807,651)	(5,740,468)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	VWHAR	VWHA	WRASP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF
Investment Activity:
Reinvested dividends	$627,033	380,837	934,560	402	10,772	60,038	2,610	-
Mortality and expense risk charges (note 2)	(869,340)	(413,264)	(1,434,858)	(1,449)	(6,770)	(30,436)	(2,812)	(468)

Net investment income (loss)	(242,307)	(32,427)	(500,298)	(1,047)	4,002	29,602	(202)	(468)
Realized gain (loss) on investments	(358,911)	2,234,334	1,577,566	(10,031)	(2,911)	(26,852)	(9,500)	2,076
Change in unrealized gain (loss) on investments	(12,271,602)	(8,124,985)	(10,208,797)	(3,265)	(63,776)	(755,920)	(12,010)	(1,575)

Net gain (loss) on investments	(12,630,513)	(5,890,651)	(8,631,231)	(13,296)	(66,687)	(782,772)	(21,510)	501

Reinvested capital gains	674,581	407,783	-	652	15,295	107,545	3,950	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,198,239)	(5,515,295)	(9,131,529)	(13,691)	(47,390)	(645,625)	(17,762)	33

	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	NVAGF3	CSIEF3	GEF3
Investment Activity:
Reinvested dividends	$410	-	62	7,564	-	127,351	46,174	14,096
Mortality and expense risk charges (note 2)	(3,824)	(423,134)	(100)	(3,526)	(966)	(15,327)	(17,550)	(15,155)

Net investment income (loss)	(3,414)	(423,134)	(38)	4,038	(966)	112,024	28,624	(1,059)
Realized gain (loss) on investments	26,894	1,060,262	(493)	224	1,091	(313,065)	(41,389)	(425,178)
Change in unrealized gain (loss) on investments	(42,438)	(2,072,670)	(273)	3,548	(5,183)	100,870	(210,286)	385,062

Net gain (loss) on investments	(15,544)	(1,012,408)	(766)	3,772	(4,092)	(212,195)	(251,675)	(40,116)

Reinvested capital gains	-	-	-	11,330	541	173,773	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(18,958)	(1,435,542)	(804)	19,140	(4,517)	73,602	(223,051)	(41,175)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

	NVGWL6	WSCP
Investment Activity:
Reinvested dividends	$16,351	170,599
Mortality and expense risk charges (note 2)	(19,013)	(350,634)

Net investment income (loss)	(2,662)	(180,035)
Realized gain (loss) on investments	154,220	2,404,597
Change in unrealized gain (loss) on investments	(229,888)	(4,313,690)

Net gain (loss) on investments	(75,668)	(1,909,093)

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(78,330)	(2,089,128)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		ALMCS		AFGF		AFHY
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$69,045,778	(39,770,690)	(5,149)	(4,751)	(47,382)	(36,190)	115,165	114,359
Realized gain (loss) on investments	(726,415)	(411,632,210)	(109,103)	(52,335)	107,972	41,929	(14,852)	393,524
Change in unrealized gain (loss) on investments	(953,196,565)	2,832,478,785	66,458	128,460	(602,435)	1,696,018	(38,230)	(300,617)
Reinvested capital gains	85,173,364	116,160,217	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(799,703,838)	2,497,236,102	(47,794)	71,374	(541,845)	1,701,757	62,083	207,266

Equity transactions:
Purchase payments received from contract owners (note 3)	6,928,864,729	4,997,174,244	-	-	23,378	25,162	5,320	3,982
Transfers between funds	-	-	390	(1,329)	(68,084)	(248,274)	34,491	(71,163)
Redemptions (note 3)	(2,865,907,300)	(2,213,555,252)	(11,918)	(50,237)	(627,123)	(782,185)	(75,948)	(88,161)
Annuity benefits	(1,665,603)	(1,798,113)	-	-	(641)	(574)	(1,378)	(1,298)
Contract maintenance charges (note 2)	(112,337,217)	(64,398,005)	(5)	(5)	(3,784)	(4,025)	(626)	(732)
Contingent deferred sales charges (note 2)	(20,837,633)	(19,999,120)	-	-	(493)	(242)	-	-
Adjustments to maintain reserves	(36,260)	(413,602)	(10)	(1)	403	216	1,582	454

Net equity transactions	3,928,080,716	2,697,010,152	(11,543)	(51,572)	(676,344)	(1,009,922)	(36,559)	(156,918)

Net change in contract owners’ equity	3,128,376,878	5,194,246,254	(59,337)	19,802	(1,218,189)	691,835	25,524	50,348
Contract owners’ equity beginning of period	26,665,526,554	21,471,280,300	452,475	432,673	10,981,996	10,290,161	1,786,167	1,735,819

Contract owners’ equity end of period	$29,793,903,432	26,665,526,554	393,138	452,475	9,763,807	10,981,996	1,811,691	1,786,167

CHANGES IN UNITS:
Beginning units	2,109,588,057	1,768,312,525	34,119	38,321	142,179	156,482	37,078	41,033
Units purchased	978,929,071	980,997,336	11,920	192	323	372	90,954	106,319
Units redeemed	(570,758,649)	(639,721,804)	(13,392)	(4,394)	(9,014)	(14,675)	(90,728)	(110,274)

Ending units	2,517,758,479	2,109,588,057	32,647	34,119	133,488	142,179	37,304	37,078

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AFGC		MLVGA3		CHSMM		DSIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,422	7,098	1,179,795	51,890	(120,529)	(142,892)	1,082,230	1,081,316
Realized gain (loss) on investments	5,208	8,620	749,851	248,062	-	-	9,814,474	6,057,062
Change in unrealized gain (loss) on investments	34,133	41,511	(11,963,314)	4,945,273	1	-	(10,918,941)	22,351,997
Reinvested capital gains	28,110	6,086	3,122,639	486,456	-	5,376	1,562,507	-

Net increase (decrease) in contract owners’ equity resulting from operations	75,873	63,315	(6,911,029)	5,731,681	(120,528)	(137,516)	1,540,270	29,490,375

Equity transactions:
Purchase payments received from contract owners (note 3)	295	2,123	36,668,257	27,290,593	5,899,031	2,533,244	3,396,610	4,682,210
Transfers between funds	-	(75,000)	18,403,568	29,232,318	(2,113,449)	(4,086,369)	(6,861,391)	(5,629,042)
Redemptions (note 3)	(71,880)	(125,074)	(9,998,731)	(4,853,439)	(3,082,925)	(1,576,519)	(31,422,859)	(36,103,811)
Annuity benefits	(239)	(239)	-	-	(18,553)	(28,854)	(66,675)	(79,729)
Contract maintenance charges (note 2)	(759)	(834)	(7,709)	(3,714)	(601)	(909)	(140,380)	(158,962)
Contingent deferred sales charges (note 2)	-	-	(41,574)	(20,176)	-	-	(38,071)	(59,608)
Adjustments to maintain reserves	143	79	(388)	(3,333)	17	12	1,853	13,293

Net equity transactions	(72,440)	(198,945)	45,023,423	51,642,249	683,520	(3,159,395)	(35,130,913)	(37,335,649)

Net change in contract owners’ equity	3,433	(135,630)	38,112,394	57,373,930	562,992	(3,296,911)	(33,590,643)	(7,845,274)
Contract owners’ equity beginning of period	1,220,068	1,355,698	85,557,591	28,183,661	13,880,740	17,177,651	244,569,444	252,414,718

Contract owners’ equity end of period	$1,223,501	1,220,068	123,669,985	85,557,591	14,443,732	13,880,740	210,978,801	244,569,444

CHANGES IN UNITS:
Beginning units	36,578	42,499	6,572,107	2,338,768	1,300,472	1,588,787	8,556,559	10,005,487
Units purchased	9	65	5,150,285	5,247,675	1,237,541	445,069	389,033	443,657
Units redeemed	(2,130)	(5,986)	(1,706,075)	(1,014,336)	(1,146,787)	(733,384)	(1,602,388)	(1,892,585)

Ending units	34,457	36,578	10,016,317	6,572,107	1,391,226	1,300,472	7,343,204	8,556,559

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	DSIFS		DSRG		HVIE		HVSIT
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$129,878	79,260	(176,425)	(191,862)	33,356	(228)	(89,513)	(445)
Realized gain (loss) on investments	(515,046)	(871,161)	1,091,291	(774,588)	2,752	(11)	(8,647)	(143)
Change in unrealized gain (loss) on investments	(50,354)	13,240,912	(981,875)	6,371,680	(532,366)	6,643	(86,148)	19,111
Reinvested capital gains	731,611	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	296,089	12,449,011	(67,009)	5,405,230	(496,258)	6,404	(184,308)	18,523

Equity transactions:
Purchase payments received from contract owners (note 3)	19,668,645	14,966,916	744,087	814,615	3,677,562	237,893	6,391,741	429,339
Transfers between funds	(1,130,490)	(1,227,796)	(416,395)	(804,704)	2,682,926	18,214	7,402,818	67,835
Redemptions (note 3)	(13,755,888)	(9,195,424)	(6,194,893)	(5,385,669)	(78,605)	-	(231,292)	(93)
Annuity benefits	(37,700)	(38,333)	(2,620)	(2,372)	-	-	-	-
Contract maintenance charges (note 2)	(174,722)	(82,378)	(38,053)	(42,148)	(5,005)	-	(12,964)	(2)
Contingent deferred sales charges (note 2)	(94,351)	(107,672)	(5,122)	(10,435)	(88)	-	(4,839)	-
Adjustments to maintain reserves	(1,832)	(993)	(22)	1,697	(102)	2	(98)	(7)

Net equity transactions	4,473,662	4,314,320	(5,913,018)	(5,429,016)	6,276,688	256,109	13,545,366	497,072

Net change in contract owners’ equity	4,769,751	16,763,331	(5,980,027)	(23,786)	5,780,430	262,513	13,361,058	515,595
Contract owners’ equity beginning of period	109,245,768	92,482,437	45,094,184	45,117,970	262,513	-	515,595	-

Contract owners’ equity end of period	$114,015,519	109,245,768	39,114,157	45,094,184	6,042,943	262,513	13,876,653	515,595

CHANGES IN UNITS:
Beginning units	7,353,016	7,000,385	1,858,295	2,105,786	25,460	-	45,685	-
Units purchased	2,908,956	2,133,320	71,852	49,938	674,086	25,794	1,424,829	45,699
Units redeemed	(2,538,242)	(1,780,689)	(310,884)	(297,429)	(26,784)	(334)	(209,253)	(14)

Ending units	7,723,730	7,353,016	1,619,263	1,858,295	672,762	25,460	1,261,261	45,685

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JPMMV1		JABS		JACAS		JAGTS2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,488	(8,243)	109,249	146,970	(1,490,840)	(1,478,438)	(173,645)	(81,967)
Realized gain (loss) on investments	821,086	382,519	191,639	287,704	(2,104,706)	563,537	2,046,500	233,178
Change in unrealized gain (loss) on investments	(774,058)	841,739	(843,088)	415,208	(5,636,839)	7,307,648	(3,189,059)	1,355,173
Reinvested capital gains	-	-	566,308	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	48,516	1,216,015	24,108	849,882	(9,232,385)	6,392,747	(1,316,204)	1,506,384

Equity transactions:
Purchase payments received from contract owners (note 3)	43,629	44,798	101,300	208,800	19,549,331	24,392,579	2,624,036	1,091,499
Transfers between funds	573,079	11,044	26,667	182,789	(15,615,474)	(326,944)	926,695	3,301,854
Redemptions (note 3)	(1,457,349)	(693,178)	(2,267,313)	(1,869,065)	(10,902,517)	(11,213,552)	(1,766,216)	(586,665)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,558)	(2,630)	(990)	(1,091)	(342,751)	(179,548)	(2,855)	(2,406)
Contingent deferred sales charges (note 2)	(1,168)	(595)	(3,097)	(8,647)	(79,193)	(85,264)	(4,444)	(2,548)
Adjustments to maintain reserves	(52)	599	(251)	213	(1,561)	(7,788)	(509)	(191)

Net equity transactions	(844,419)	(639,962)	(2,143,684)	(1,487,001)	(7,392,165)	12,579,483	1,776,707	3,801,543

Net change in contract owners’ equity	(795,903)	576,053	(2,119,576)	(637,119)	(16,624,550)	18,972,230	460,503	5,307,927
Contract owners’ equity beginning of period	6,650,267	6,074,214	12,961,037	13,598,156	127,862,332	108,890,102	10,472,391	5,164,464

Contract owners’ equity end of period	$5,854,364	6,650,267	10,841,461	12,961,037	111,237,782	127,862,332	10,932,894	10,472,391

CHANGES IN UNITS:
Beginning units	463,358	515,602	781,885	876,368	8,528,417	7,958,375	765,556	417,666
Units purchased	108,536	69,951	144,938	196,612	2,494,702	3,163,870	1,121,150	598,210
Units redeemed	(167,405)	(122,195)	(271,105)	(291,095)	(2,865,940)	(2,593,828)	(964,763)	(250,320)

Ending units	404,489	463,358	655,718	781,885	8,157,179	8,528,417	921,943	765,556

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JAGTS		JAIGS2		JAIGS		MIGSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(26,666)	(29,251)	(1,348,124)	(1,634,785)	(72,339)	(77,451)	(145,396)	(162,818)
Realized gain (loss) on investments	108,743	164,380	(4,635,315)	(23,243,130)	697,687	1,087,912	520,546	196,227
Change in unrealized gain (loss) on investments	(275,263)	299,684	(42,385,904)	56,759,658	(3,494,518)	860,732	(460,050)	1,109,650
Reinvested capital gains	-	-	1,249,495	-	73,862	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(193,186)	434,813	(47,119,848)	31,881,743	(2,795,308)	1,871,193	(84,900)	1,143,059

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	9,127,376	10,998,350	-	(10)	84,705	159,901
Transfers between funds	(47,704)	(65,143)	(28,839,426)	(54,480,174)	(332,117)	(261,775)	(386,434)	(866,921)
Redemptions (note 3)	(211,711)	(526,666)	(15,391,266)	(17,021,268)	(1,015,321)	(1,848,999)	(2,227,412)	(1,754,225)
Annuity benefits	(461)	(407)	(13,264)	(10,542)	-	-	-	-
Contract maintenance charges (note 2)	(1,735)	(1,977)	(25,707)	(163,405)	(3,907)	(4,943)	(1,166)	(1,258)
Contingent deferred sales charges (note 2)	(121)	(344)	(69,170)	(138,130)	(724)	(2,519)	(10,543)	(16,968)
Adjustments to maintain reserves	(695)	(14)	5,919	1,825	(121)	(46)	(442)	(207)

Net equity transactions	(262,427)	(594,551)	(35,205,538)	(60,813,344)	(1,352,190)	(2,118,292)	(2,541,292)	(2,479,678)

Net change in contract owners’ equity	(455,613)	(159,738)	(82,325,386)	(28,931,601)	(4,147,498)	(247,099)	(2,626,192)	(1,336,619)
Contract owners’ equity beginning of period	2,211,439	2,371,177	165,505,647	194,437,248	9,286,940	9,534,039	12,090,332	13,426,951

Contract owners’ equity end of period	$1,755,826	2,211,439	83,180,261	165,505,647	5,139,442	9,286,940	9,464,140	12,090,332

CHANGES IN UNITS:
Beginning units	429,603	566,071	5,924,822	8,647,430	470,786	602,788	809,425	996,255
Units purchased	-	-	1,029,521	2,310,524	4,058	6,413	112,082	84,921
Units redeemed	(51,111)	(136,468)	(2,500,942)	(5,033,132)	(83,693)	(138,415)	(283,206)	(271,751)

Ending units	378,492	429,603	4,453,401	5,924,822	391,151	470,786	638,301	809,425

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MVFSC		MVIVSC		MSVFI		MSVF2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,453,951)	(1,470,991)	(118,611)	(59,679)	37,813	92,507	403,201	845,402
Realized gain (loss) on investments	12,847,215	(1,638,522)	346,428	11,359	(403)	(79,391)	(12,527)	(125,112)
Change in unrealized gain (loss) on investments	(17,119,075)	32,748,631	(1,804,417)	1,036,966	30,757	101,893	422,448	507,809
Reinvested capital gains	1,274,247	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,451,564)	29,639,118	(1,576,600)	988,646	68,167	115,009	813,122	1,228,099

Equity transactions:
Purchase payments received from contract owners (note 3)	33,239,620	29,890,254	24,913,927	7,924,615	24,813	33,644	224,748	476,070
Transfers between funds	(13,983,358)	(31,204,677)	12,845,954	6,267,926	17,119	(58,424)	(1,258,799)	(933,517)
Redemptions (note 3)	(36,189,614)	(26,173,318)	(1,063,394)	(138,260)	(497,769)	(177,304)	(2,787,979)	(2,271,970)
Annuity benefits	(6,096)	(4,971)	-	-	-	-	(7,537)	(7,023)
Contract maintenance charges (note 2)	(1,136,632)	(1,195,715)	(133,248)	(5,135)	(542)	(564)	(22,307)	(23,660)
Contingent deferred sales charges (note 2)	(283,580)	(350,202)	(9,665)	(865)	(881)	(311)	(10,959)	(31,566)
Adjustments to maintain reserves	(695)	5,360	(703)	(2,123)	(59)	(77)	(448)	201

Net equity transactions	(18,360,355)	(29,033,269)	36,552,871	14,046,158	(457,319)	(203,036)	(3,863,281)	(2,791,465)

Net change in contract owners’ equity	(22,811,919)	605,849	34,976,271	15,034,804	(389,152)	(88,027)	(3,050,159)	(1,563,366)
Contract owners’ equity beginning of period	340,015,538	339,409,689	15,034,804	-	1,981,504	2,069,531	22,942,651	24,506,017

Contract owners’ equity end of period	$317,203,619	340,015,538	50,011,075	15,034,804	1,592,352	1,981,504	19,892,492	22,942,651

CHANGES IN UNITS:
Beginning units	20,429,012	22,272,897	1,400,680	-	180,620	199,374	2,060,566	2,319,135
Units purchased	4,814,723	7,522,139	4,208,756	1,486,644	44,314	31,877	177,271	221,242
Units redeemed	(5,779,654)	(9,366,024)	(790,731)	(85,964)	(85,718)	(50,631)	(517,903)	(479,811)

Ending units	19,464,081	20,429,012	4,818,705	1,400,680	139,216	180,620	1,719,934	2,060,566

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MSEM		MSEMB		VKVGR2		MSVRE
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$81,900	119,017	21,703	34,198	120	-	(246)	200
Realized gain (loss) on investments	(17,129)	(27,641)	(5,537)	5,959	(932)	-	16,620	3,911
Change in unrealized gain (loss) on investments	100,551	252,089	26,669	63,280	-	-	(13,932)	7,685
Reinvested capital gains	41,069	-	11,623	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	206,391	343,465	54,458	103,437	(812)	-	2,442	11,796

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(25)	-	-	-	-	(5,026)	(9,869)
Transfers between funds	(103,024)	(139,966)	(22,519)	(59,252)	923	-	(9,705)	9,430
Redemptions (note 3)	(524,425)	(627,810)	(145,671)	(258,404)	(111)	-	122	13,525
Annuity benefits	-	-	-	-	-	-	(10,076)	(5,153)
Contract maintenance charges (note 2)	(2,167)	(2,700)	(202)	(255)	-	-	-	-
Contingent deferred sales charges (note 2)	(425)	(170)	(31)	(1,061)	-	-	-	57
Adjustments to maintain reserves	(78)	(142)	(115)	(41)	-	-	(349)	(3,387)

Net equity transactions	(630,119)	(770,813)	(168,538)	(319,013)	812	-	(25,034)	4,603

Net change in contract owners’ equity	(423,728)	(427,348)	(114,080)	(215,576)	-	-	(22,592)	16,399
Contract owners’ equity beginning of period	4,003,378	4,430,726	1,129,707	1,345,283	-	-	57,671	41,272

Contract owners’ equity end of period	$3,579,650	4,003,378	1,015,627	1,129,707	-	-	35,079	57,671

CHANGES IN UNITS:
Beginning units	172,642	206,910	56,191	72,537	-	-	312	-
Units purchased	-	-	3,278	3,830	592	-	-	660
Units redeemed	(26,452)	(34,268)	(11,544)	(20,176)	(592)	-	(312)	(348)

Ending units	146,190	172,642	47,925	56,191	-	-	-	312

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MSVREB		VFMG2		NVAMV1		NVAMV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(52)	74	6,690	(30,669)	146,762	48,393	(95,811)	14,578
Realized gain (loss) on investments	1,852	2,396	(70,855)	(110,405)	263,334	26,972	1,161,400	325,842
Change in unrealized gain (loss) on investments	(1,461)	211	(196,359)	494,316	(891,778)	1,045,072	(3,017,896)	3,426,235
Reinvested capital gains	-	-	-	-	137,253	136,535	380,763	410,638

Net increase (decrease) in contract owners’ equity resulting from operations	339	2,681	(260,524)	353,242	(344,429)	1,256,972	(1,571,544)	4,177,293

Equity transactions:
Purchase payments received from contract owners (note 3)	39,388	(563)	76,042	26,108	1,083,684	142,525	14,533,385	8,174,041
Transfers between funds	(39,388)	646	(61,810)	(250,360)	(4,593,749)	63,935,817	(8,210,128)	143,680,798
Redemptions (note 3)	-	(73)	(513,298)	(600,880)	(8,757,056)	(607,916)	(16,344,346)	(793,867)
Annuity benefits	(4,488)	(7,601)	-	-	(6,521)	-	(10,473)	-
Contract maintenance charges (note 2)	-	(11)	(1,595)	(1,677)	(26,400)	(1,550)	(373,450)	(51,957)
Contingent deferred sales charges (note 2)	-	-	(924)	(7,392)	(20,419)	(1,197)	(169,835)	(12,305)
Adjustments to maintain reserves	297	63	(27)	300	10,944	525	7,749	(30,804)

Net equity transactions	(4,191)	(7,539)	(501,612)	(833,901)	(12,309,517)	63,468,204	(10,567,098)	150,965,906

Net change in contract owners’ equity	(3,852)	(4,858)	(762,136)	(480,659)	(12,653,946)	64,725,176	(12,138,642)	155,143,199
Contract owners’ equity beginning of period	8,797	13,655	4,073,490	4,554,149	64,794,875	69,699	159,480,726	4,337,527

Contract owners’ equity end of period	$4,945	8,797	3,311,354	4,073,490	52,140,929	64,794,875	147,342,084	159,480,726

CHANGES IN UNITS:
Beginning units	27	27	334,971	407,960	4,645,835	5,595	11,529,269	349,190
Units purchased	3,393	2	57,319	8,258	190,825	4,737,018	2,206,410	11,482,377
Units redeemed	(3,393)	(2)	(98,551)	(81,247)	(1,073,039)	(96,778)	(2,978,337)	(302,298)

Ending units	27	27	293,739	334,971	3,763,621	4,645,835	10,757,342	11,529,269

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(8,748,128)	(5,135,295)	3,908,167	245,983	(722,081)	(732,820)	(2,618,040)	(2,208,220)
Realized gain (loss) on investments	179,686	(313,653)	(1,256,608)	(2,237,351)	(1,933,212)	(1,266,938)	(4,169,992)	(2,860,535)
Change in unrealized gain (loss) on investments	(16,676,602)	192,526,853	33,880,415	24,268,332	(9,782,123)	11,859,553	(5,714,866)	31,280,307
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(25,245,044)	187,077,905	36,531,974	22,276,964	(12,437,416)	9,859,795	(12,502,898)	26,211,552

Equity transactions:
Purchase payments received from contract owners (note 3)	1,022,701,603	712,887,949	285,562,009	225,685,723	26,636,675	22,090,984	39,921,287	32,202,433
Transfers between funds	(19,901,350)	41,057,714	(16,771,794)	32,314,699	1,437,876	42,501	2,035,175	2,290,735
Redemptions (note 3)	(89,968,002)	(62,031,108)	(45,389,095)	(27,849,860)	(10,836,924)	(8,075,407)	(17,512,597)	(10,854,285)
Annuity benefits	(2,813)	(2,624)	(8,783)	(433)	(6,220)	(3,275)	(4,604)	(4,490)
Contract maintenance charges (note 2)	(17,081,920)	(8,768,810)	(5,087,949)	(2,393,084)	(343,966)	(179,966)	(546,272)	(287,264)
Contingent deferred sales charges (note 2)	(1,586,944)	(1,150,427)	(834,019)	(527,216)	(100,775)	(65,682)	(146,169)	(117,620)
Adjustments to maintain reserves	11,723	(99,745)	8,251	(538)	246	(2,592)	(1,575)	(3,004)

Net equity transactions	894,172,297	681,892,949	217,478,620	227,229,291	16,786,912	13,806,563	23,745,245	23,226,505

Net change in contract owners’ equity	868,927,253	868,970,854	254,010,594	249,506,255	4,349,496	23,666,358	11,242,347	49,438,057
Contract owners’ equity beginning of period	2,134,450,386	1,265,479,532	770,625,661	521,119,406	112,182,446	88,516,088	191,823,320	142,385,263

Contract owners’ equity end of period	$3,003,377,639	2,134,450,386	1,024,636,255	770,625,661	116,531,942	112,182,446	203,065,667	191,823,320

CHANGES IN UNITS:
Beginning units	211,427,824	138,502,206	71,841,137	50,794,802	10,053,778	8,693,755	19,445,092	16,804,221
Units purchased	108,345,137	86,762,477	34,301,944	30,066,490	4,450,308	3,579,513	7,194,972	6,191,345
Units redeemed	(20,894,626)	(13,836,859)	(14,570,903)	(9,020,155)	(2,806,314)	(2,219,490)	(4,714,678)	(3,550,474)

Ending units	298,878,335	211,427,824	91,572,178	71,841,137	11,697,772	10,053,778	21,925,386	19,445,092

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVAGI2		HIBF		HIBF3		GEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,805,173)	(5,608,656)	535,443	651,919	5,630,792	5,561,433	(2,787)	(6,448)
Realized gain (loss) on investments	(3,749,693)	(6,507,905)	(418,585)	(500,730)	3,775,393	6,533,437	(39,549)	2,167
Change in unrealized gain (loss) on investments	(23,884,988)	79,624,930	72,641	889,712	(7,065,820)	(4,262,834)	(57,044)	73,524
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(34,439,854)	67,508,369	189,499	1,040,901	2,340,365	7,832,036	(99,380)	69,243

Equity transactions:
Purchase payments received from contract owners (note 3)	294,865,946	226,129,891	88	321	8,068,539	6,045,233	-	-
Transfers between funds	(2,762,862)	29,689,031	(405,304)	(693,079)	1,732,584	18,998,335	(38,817)	(45,611)
Redemptions (note 3)	(36,401,236)	(22,926,591)	(1,796,036)	(1,611,951)	(10,518,180)	(7,998,866)	(45,592)	(136,754)
Annuity benefits	(1,723)	(2,415)	(277)	(282)	(9,871)	(9,410)	(641)	(632)
Contract maintenance charges (note 2)	(4,760,859)	(2,282,780)	(1,095)	(1,336)	(6,233)	(6,615)	(135)	(199)
Contingent deferred sales charges (note 2)	(758,413)	(475,706)	(6,939)	(12,396)	(55,427)	(62,432)	(3)	(46)
Adjustments to maintain reserves	(8,140)	(20,422)	(254)	(284)	(469)	(681)	(378)	(3,325)

Net equity transactions	250,172,713	230,111,008	(2,209,817)	(2,319,007)	(789,057)	16,965,564	(85,566)	(186,567)

Net change in contract owners’ equity	215,732,859	297,619,377	(2,020,318)	(1,278,106)	1,551,308	24,797,600	(184,946)	(117,324)
Contract owners’ equity beginning of period	789,567,721	491,948,344	8,859,327	10,137,433	95,650,898	70,853,298	482,314	599,638

Contract owners’ equity end of period	$1,005,300,580	789,567,721	6,839,009	8,859,327	97,202,206	95,650,898	297,368	482,314

CHANGES IN UNITS:
Beginning units	94,709,952	64,562,256	540,532	689,492	7,280,016	6,014,764	18,106	25,866
Units purchased	43,246,817	39,245,276	98,053	38,355	5,368,529	5,824,170	-	-
Units redeemed	(12,874,215)	(9,097,580)	(232,686)	(187,315)	(5,414,615)	(4,558,918)	(3,603)	(7,760)

Ending units	125,082,554	94,709,952	405,899	540,532	7,233,930	7,280,016	14,503	18,106

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GEM2		GEM3		GEM6		GIG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(17,020)	(29,964)	(203,521)	(477,949)	(588,128)	(851,822)	12	(108)
Realized gain (loss) on investments	(27,864)	(13,047)	(7,675,076)	(5,692,588)	(9,626,946)	(6,484,858)	1,071	5,082
Change in unrealized gain (loss) on investments	(377,713)	288,441	(1,496)	11,188,499	(3,988,277)	14,671,480	(5,750)	(1,698)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(422,597)	245,430	(7,880,093)	5,017,962	(14,203,351)	7,334,800	(4,667)	3,276

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	1,215,053	1,461,643	8,115,744	7,570,683	-	-
Transfers between funds	(24,169)	(108,960)	(4,735,882)	(1,794,095)	(6,626,973)	(126,870)	-	-
Redemptions (note 3)	(268,987)	(310,106)	(5,376,932)	(5,054,735)	(6,914,453)	(5,896,439)	(3,192)	(23,067)
Annuity benefits	-	-	(5,571)	(5,693)	-	(7,212)	-	-
Contract maintenance charges (note 2)	(424)	(462)	(14,203)	(18,119)	(6,825)	(7,226)	(36)	(38)
Contingent deferred sales charges (note 2)	(206)	(2,779)	(13,866)	(17,724)	(54,086)	(61,093)	-	-
Adjustments to maintain reserves	(97)	(104)	442	2,192	(754)	1,291	(31)	(6)

Net equity transactions	(293,883)	(422,411)	(8,930,959)	(5,426,531)	(5,487,347)	1,473,134	(3,259)	(23,111)

Net change in contract owners’ equity	(716,480)	(176,981)	(16,811,052)	(408,569)	(19,690,698)	8,807,934	(7,926)	(19,835)
Contract owners’ equity beginning of period	1,988,828	2,165,809	40,283,729	40,692,298	63,579,406	54,771,472	43,672	63,507

Contract owners’ equity end of period	$1,272,348	1,988,828	23,472,677	40,283,729	43,888,708	63,579,406	35,746	43,672

CHANGES IN UNITS:
Beginning units	52,785	66,147	1,413,626	1,637,414	2,890,791	2,858,691	3,675	6,007
Units purchased	6,775	5,095	164,028	309,359	832,414	1,029,748	-	-
Units redeemed	(15,443)	(18,457)	(502,603)	(533,147)	(1,124,728)	(997,648)	(289)	(2,332)

Ending units	44,117	52,785	1,075,051	1,413,626	2,598,477	2,890,791	3,386	3,675

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GIG3		NVIE6		NVNMO1		NVNMO2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(27,196)	(124,726)	(92,134)	(120,215)	(679,303)	(1,105,108)	(259,705)	(253,263)
Realized gain (loss) on investments	(367,298)	(3,948,851)	940,738	1,279,970	1,984,473	2,182,069	(94,216)	1,795,186
Change in unrealized gain (loss) on investments	(2,872,659)	7,497,128	(3,620,754)	1,475,501	(13,163,847)	3,233,777	(3,503,958)	(1,423,865)
Reinvested capital gains	-	-	-	-	677,844	8,019,402	204,746	1,483,066

Net increase (decrease) in contract owners’ equity resulting from operations	(3,267,153)	3,423,551	(2,772,150)	2,635,256	(11,180,833)	12,330,140	(3,653,133)	1,601,124

Equity transactions:
Purchase payments received from contract owners (note 3)	374,330	480,901	3,317,466	4,252,656	1,158,627	1,459,772	8,997,765	6,274,405
Transfers between funds	68,727	(1,422,899)	4,116,297	(997,220)	(2,704,805)	(5,528,129)	1,402,105	263,679
Redemptions (note 3)	(4,855,542)	(4,338,072)	(1,711,231)	(1,028,281)	(11,882,578)	(12,890,556)	(1,499,636)	(1,035,114)
Annuity benefits	(7,239)	(6,778)	-	-	(14,716)	(13,718)	-	-
Contract maintenance charges (note 2)	(12,937)	(15,052)	(72,967)	(26,941)	(45,683)	(53,392)	(85,748)	(26,781)
Contingent deferred sales charges (note 2)	(5,979)	(5,476)	(9,039)	(15,971)	(23,422)	(14,516)	(20,043)	(16,056)
Adjustments to maintain reserves	13,825	(1,755)	254	(1,004)	(1,792)	(503)	(501)	17,939

Net equity transactions	(4,424,815)	(5,309,131)	5,640,780	2,183,239	(13,514,369)	(17,041,042)	8,793,942	5,478,072

Net change in contract owners’ equity	(7,691,968)	(1,885,580)	2,868,630	4,818,495	(24,695,202)	(4,710,902)	5,140,809	7,079,196
Contract owners’ equity beginning of period	33,066,993	34,952,573	21,261,973	16,443,478	97,391,189	102,102,091	18,515,437	11,436,241

Contract owners’ equity end of period	$25,375,025	33,066,993	24,130,603	21,261,973	72,695,987	97,391,189	23,656,246	18,515,437

CHANGES IN UNITS:
Beginning units	1,753,932	2,072,015	2,754,847	2,369,404	11,003,045	13,158,118	2,127,346	1,491,186
Units purchased	163,083	106,050	1,682,280	1,452,165	426,205	468,940	2,297,649	2,381,516
Units redeemed	(406,471)	(424,133)	(908,350)	(1,066,722)	(2,010,909)	(2,624,013)	(1,302,676)	(1,745,356)

Ending units	1,510,544	1,753,932	3,528,777	2,754,847	9,418,341	11,003,045	3,122,319	2,127,346

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(13,457)	(7,393)	(2,110,130)	(3,153,667)	72,768	(173,791)	8,682,845	(5,010,888)
Realized gain (loss) on investments	371,873	(76,499)	2,257,917	(10,821,321)	1,378,893	(61,849)	11,907	-
Change in unrealized gain (loss) on investments	(540,513)	407,623	(6,887,748)	58,521,859	(3,956,192)	843,954	(52,411,470)	65,214,174
Reinvested capital gains	-	-	-	-	355,769	1,545,023	7,339,091	-

Net increase (decrease) in contract owners’ equity resulting from operations	(182,097)	323,731	(6,739,961)	44,546,871	(2,148,762)	2,153,337	(36,377,627)	60,203,286

Equity transactions:
Purchase payments received from contract owners (note 3)	158,705	124,197	10,710,831	6,969,526	4,788,842	4,643,245	404,792,668	316,256,961
Transfers between funds	422,185	205,753	(8,201,985)	(111,755,729)	706,694	5,511,038	12,410,216	151,570,777
Redemptions (note 3)	(253,130)	(295,484)	(22,992,218)	(16,800,769)	(2,807,771)	(948,472)	(36,141,060)	(21,451,626)
Annuity benefits	-	-	(2,781)	(2,412)	-	-	-	-
Contract maintenance charges (note 2)	(1,063)	(1,121)	(693,349)	(923,550)	(4,030)	(2,644)	(6,029,010)	(2,330,848)
Contingent deferred sales charges (note 2)	(748)	(1,767)	(204,935)	(257,983)	(35,767)	(6,434)	(648,042)	(418,181)
Adjustments to maintain reserves	(62)	213	(1,300)	8,432	162	3,857	(4,664)	(22,045)

Net equity transactions	325,887	31,791	(21,385,737)	(122,762,485)	2,648,130	9,200,590	374,380,108	443,605,038

Net change in contract owners’ equity	143,790	355,522	(28,125,698)	(78,215,614)	499,368	11,353,927	338,002,481	503,808,324
Contract owners’ equity beginning of period	1,964,901	1,609,379	203,082,579	281,298,193	22,008,706	10,654,779	921,933,574	418,125,250

Contract owners’ equity end of period	$2,108,691	1,964,901	174,956,881	203,082,579	22,508,074	22,008,706	1,259,936,055	921,933,574

CHANGES IN UNITS:
Beginning units	202,690	202,450	21,270,528	35,752,844	2,416,119	1,320,362	91,327,946	45,054,749
Units purchased	222,042	130,357	5,214,783	2,876,753	1,042,514	1,574,362	46,164,222	51,142,762
Units redeemed	(197,130)	(130,117)	(7,236,944)	(17,359,069)	(782,903)	(478,605)	(9,163,287)	(4,869,565)

Ending units	227,602	202,690	19,248,367	21,270,528	2,675,730	2,416,119	128,328,881	91,327,946

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$11,584,199	(7,220,893)	4,696,475	(1,059,856)	12,982,809	(5,779,827)	2,735,374	(2,331,637)
Realized gain (loss) on investments	(157,807)	(1,058,755)	4,943,425	2,738,635	(334,802)	(189,243)	(339,662)	(1,431,640)
Change in unrealized gain (loss) on investments	(121,757,876)	115,236,041	(14,006,408)	8,641,609	(95,093,111)	102,370,642	(29,035,553)	37,100,913
Reinvested capital gains	10,895,379	38,876	2,688,951	4,894,609	11,062,859	-	3,343,151	-

Net increase (decrease) in contract owners’ equity resulting from operations	(99,436,105)	106,995,269	(1,677,557)	15,214,997	(71,382,245)	96,401,572	(23,296,690)	33,337,636

Equity transactions:
Purchase payments received from contract owners (note 3)	835,255,553	535,391,180	158,098,491	125,505,941	700,007,455	489,583,698	12,840,436	11,061,991
Transfers between funds	5,991,743	146,183,989	81,061,529	58,005,137	10,111,955	269,920,662	1,115,152	162,280,216
Redemptions (note 3)	(39,667,171)	(20,141,798)	(29,740,793)	(13,441,569)	(85,249,293)	(27,303,340)	(25,119,040)	(8,492,879)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(11,209,805)	(4,369,428)	(3,509,652)	(1,799,648)	(10,593,475)	(4,353,081)	(2,099,688)	(1,382,413)
Contingent deferred sales charges (note 2)	(839,931)	(593,610)	(447,860)	(292,926)	(1,125,118)	(605,046)	(247,980)	(285,435)
Adjustments to maintain reserves	(11,290)	(66,006)	(817)	(11,367)	(5,148)	(31,725)	(350)	(774)

Net equity transactions	789,519,099	656,404,327	205,460,898	167,965,568	613,146,376	727,211,168	(13,511,470)	163,180,706

Net change in contract owners’ equity	690,082,994	763,399,596	203,783,341	183,180,565	541,764,131	823,612,740	(36,808,160)	196,518,342
Contract owners’ equity beginning of period	1,303,699,380	540,299,784	377,651,311	194,470,746	1,321,688,824	498,076,084	379,893,041	183,374,699

Contract owners’ equity end of period	$1,993,782,374	1,303,699,380	581,434,652	377,651,311	1,863,452,955	1,321,688,824	343,084,881	379,893,041

CHANGES IN UNITS:
Beginning units	134,184,859	61,562,208	35,658,142	19,312,567	133,082,298	54,968,785	40,125,331	21,578,200
Units purchased	96,316,816	80,469,455	30,573,061	23,820,327	86,188,702	86,291,766	3,393,666	20,862,547
Units redeemed	(14,781,091)	(7,846,804)	(11,246,256)	(7,474,752)	(24,446,555)	(8,178,253)	(4,884,168)	(2,315,416)

Ending units	215,720,584	134,184,859	54,984,947	35,658,142	194,824,445	133,082,298	38,634,829	40,125,331

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,907,986	(1,465,474)	44,297	33,038	1,256,413	646,966	319,966	203,996
Realized gain (loss) on investments	567,042	(60,696)	22,771	115,093	2,344,806	4,919,162	351,008	501,432
Change in unrealized gain (loss) on investments	(17,845,617)	22,752,140	40,974	(13,961)	2,615,526	3,734,489	752,471	(215,740)
Reinvested capital gains	2,968,535	629,895	-	23,410	-	1,597,585	36,533	605,884

Net increase (decrease) in contract owners’ equity resulting from operations	(9,402,054)	21,855,865	108,042	157,580	6,216,745	10,898,202	1,459,978	1,095,572

Equity transactions:
Purchase payments received from contract owners (note 3)	186,647,527	151,849,580	165,016	54,444	7,763,878	7,545,169	11,563,400	10,494,267
Transfers between funds	2,560,929	64,125,081	542,575	(263,267)	(10,323,196)	(63,327,386)	3,499,028	3,740,832
Redemptions (note 3)	(22,226,014)	(10,214,723)	(396,735)	(553,047)	(20,295,386)	(13,185,388)	(2,756,305)	(1,760,868)
Annuity benefits	-	-	-	-	(1,920)	(1,790)	-	-
Contract maintenance charges (note 2)	(3,143,421)	(1,321,442)	(865)	(1,148)	(466,440)	(608,072)	(128,141)	(46,288)
Contingent deferred sales charges (note 2)	(348,014)	(155,663)	(697)	(636)	(151,259)	(170,474)	(16,056)	(19,029)
Adjustments to maintain reserves	(1,740)	(16,700)	(70)	(42)	(1,004)	(1,835)	(508)	(247)

Net equity transactions	163,489,267	204,266,133	309,224	(763,696)	(23,475,327)	(69,749,776)	12,161,418	12,408,667

Net change in contract owners’ equity	154,087,213	226,121,998	417,266	(606,116)	(17,258,582)	(58,851,574)	13,621,396	13,504,239
Contract owners’ equity beginning of period	402,595,617	176,473,619	2,346,078	2,952,194	144,820,312	203,671,886	27,153,406	13,649,167

Contract owners’ equity end of period	$556,682,830	402,595,617	2,763,344	2,346,078	127,561,730	144,820,312	40,774,802	27,153,406

CHANGES IN UNITS:
Beginning units	39,080,002	18,399,363	209,916	279,023	13,216,889	19,490,331	2,269,048	1,213,629
Units purchased	22,612,236	24,061,468	135,519	223,512	3,574,509	2,895,771	2,299,623	1,755,179
Units redeemed	(6,736,419)	(3,380,829)	(110,325)	(292,619)	(5,660,920)	(9,169,213)	(1,311,844)	(699,760)

Ending units	54,955,819	39,080,002	235,110	209,916	11,130,478	13,216,889	3,256,827	2,269,048

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TRF		TRF2		GBF		CAF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(238,124)	(456,509)	(1,559,402)	(2,821,285)	5,741,612	6,866,446	(259,785)	(240,887)
Realized gain (loss) on investments	(5,175,956)	(9,679,061)	(11,738,465)	(80,236,091)	2,212,745	12,947,598	2,398,610	964,925
Change in unrealized gain (loss) on investments	4,619,978	25,809,410	12,680,009	106,205,805	14,767,389	(16,894,962)	(2,806,152)	4,820,374
Reinvested capital gains	-	-	-	-	1,336,507	16,973,323	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(794,102)	15,673,840	(617,858)	23,148,429	24,058,253	19,892,405	(667,327)	5,544,412

Equity transactions:
Purchase payments received from contract owners (note 3)	1,954,192	2,391,674	3,279,098	3,774,644	18,346,424	21,315,574	642,476	803,640
Transfers between funds	(3,607,632)	(1,291,933)	(10,072,890)	(93,173,949)	(23,095,419)	(137,248,411)	686,393	(659,635)
Redemptions (note 3)	(18,364,044)	(19,367,464)	(23,548,338)	(16,930,243)	(60,738,031)	(55,463,393)	(4,991,713)	(5,063,332)
Annuity benefits	(67,453)	(66,122)	(1,811)	(1,611)	(25,894)	(26,288)	(8,554)	(10,437)
Contract maintenance charges (note 2)	(103,337)	(116,833)	(631,351)	(907,761)	(1,046,615)	(1,300,685)	(32,525)	(35,807)
Contingent deferred sales charges (note 2)	(18,270)	(25,900)	(196,285)	(254,646)	(346,713)	(495,013)	(7,399)	(11,000)
Adjustments to maintain reserves	13,528	(43,894)	(904)	6,735	1,121	(5,269)	448	1,009

Net equity transactions	(20,193,016)	(18,520,472)	(31,172,481)	(107,486,831)	(66,905,127)	(173,223,485)	(3,710,874)	(4,975,562)

Net change in contract owners’ equity	(20,987,118)	(2,846,632)	(31,790,339)	(84,338,402)	(42,846,874)	(153,331,080)	(4,378,201)	568,850
Contract owners’ equity beginning of period	144,949,030	147,795,662	199,307,248	283,645,650	450,027,933	603,359,013	36,193,330	35,624,480

Contract owners’ equity end of period	$123,961,912	144,949,030	167,516,909	199,307,248	407,181,059	450,027,933	31,815,129	36,193,330

CHANGES IN UNITS:
Beginning units	2,827,396	3,250,148	14,608,151	23,090,202	30,230,403	43,318,770	1,929,649	2,234,563
Units purchased	51,660	101,175	1,942,302	1,742,604	7,933,130	7,114,701	164,317	72,586
Units redeemed	(420,043)	(523,927)	(4,134,398)	(10,224,655)	(12,865,158)	(20,203,068)	(363,300)	(377,500)

Ending units	2,459,013	2,827,396	12,416,055	14,608,151	25,298,375	30,230,403	1,730,666	1,929,649

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	CAF2		GVIX8		GVIDA		NVDBL2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$19,474	-	210,737	75,908	(109,857)	(722,254)	2,354,465	(357,141)
Realized gain (loss) on investments	(16,121)	-	(495,803)	(1,535,452)	(16,491,307)	(28,332,215)	227,017	314,373
Change in unrealized gain (loss) on investments	139,364	-	(2,856,612)	2,350,871	310,490	68,312,440	(6,890,276)	14,957,141
Reinvested capital gains	-	-	-	-	-	-	513,222	439,463

Net increase (decrease) in contract owners’ equity resulting from operations	142,717	-	(3,141,678)	891,327	(16,290,674)	39,257,971	(3,795,572)	15,353,836

Equity transactions:
Purchase payments received from contract owners (note 3)	6,515,616	-	3,526,416	3,994,236	4,610,804	9,328,251	218,095,273	151,250,084
Transfers between funds	3,652,806	-	3,941,371	30,412	(10,678,043)	(19,490,293)	17,074,496	52,335,534
Redemptions (note 3)	(39,194)	-	(1,199,126)	(813,937)	(54,500,702)	(60,122,627)	(13,470,230)	(3,140,532)
Annuity benefits	-	-	-	-	(14,469)	(11,856)	-	-
Contract maintenance charges (note 2)	(4,421)	-	(41,652)	(20,975)	(56,770)	(63,574)	(2,285,245)	(589,087)
Contingent deferred sales charges (note 2)	(552)	-	(11,669)	(6,120)	(298,822)	(421,905)	(244,911)	(63,307)
Adjustments to maintain reserves	(44)	-	(432)	57	4,963	13,821	(3,091)	(17,202)

Net equity transactions	10,124,211	-	6,214,908	3,183,673	(60,933,039)	(70,768,183)	219,166,292	199,775,490

Net change in contract owners’ equity	10,266,928	-	3,073,230	4,075,000	(77,223,713)	(31,510,212)	215,370,720	215,129,326
Contract owners’ equity beginning of period	-	-	15,977,303	11,902,303	341,516,454	373,026,666	273,719,201	58,589,875

Contract owners’ equity end of period	$10,266,928	-	19,050,533	15,977,303	264,292,741	341,516,454	489,089,921	273,719,201

CHANGES IN UNITS:
Beginning units	-	-	1,822,983	1,437,538	20,614,506	25,390,427	21,980,236	5,086,185
Units purchased	1,219,798	-	1,217,445	890,343	2,345,472	3,178,858	20,322,615	18,385,056
Units redeemed	(86,783)	-	(507,072)	(504,898)	(6,123,371)	(7,954,779)	(2,796,148)	(1,491,005)

Ending units	1,133,015	-	2,533,356	1,822,983	16,836,607	20,614,506	39,506,703	21,980,236

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVDCA2		GVIDC		GVIDM		GVDMA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$3,825,946	(665,802)	3,720,985	1,939,327	11,476,690	3,962,847	4,752,843	2,092,417
Realized gain (loss) on investments	1,661,708	-	(261,080)	(1,083,406)	280,095	(5,445,074)	(20,510,261)	(23,249,284)
Change in unrealized gain (loss) on investments	(29,486,529)	32,879,135	1,117,885	12,559,582	(51,379,389)	201,544,115	(33,685,157)	168,825,643
Reinvested capital gains	677,210	666,586	1,557,894	881,635	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(23,321,665)	32,879,919	6,135,684	14,297,138	(39,622,604)	200,061,888	(49,442,575)	147,668,776

Equity transactions:
Purchase payments received from contract owners (note 3)	501,218,133	249,246,917	138,254,369	99,227,941	397,119,283	292,439,968	18,909,283	22,708,599
Transfers between funds	14,170,521	39,735,120	43,980,204	16,338,849	(73,223,684)	40,799,695	(31,103,442)	15,459,845
Redemptions (note 3)	(10,719,464)	(5,888,388)	(44,261,619)	(34,305,417)	(366,727,754)	(219,941,951)	(163,811,995)	(138,134,825)
Annuity benefits	-	-	(11,690)	(20,363)	(109,135)	(94,983)	(29,982)	(36,482)
Contract maintenance charges (note 2)	(4,370,123)	(1,300,339)	(2,449,428)	(1,361,614)	(8,911,084)	(5,658,321)	(4,458,196)	(4,164,559)
Contingent deferred sales charges (note 2)	(233,739)	(73,809)	(546,307)	(460,422)	(2,201,178)	(2,164,307)	(1,414,009)	(1,882,561)
Adjustments to maintain reserves	(6,684)	(31,065)	(1,060)	(2,566)	1,928	(4,384)	3,437	41,077

Net equity transactions	500,058,644	281,688,436	134,964,469	79,416,408	(54,051,624)	105,375,717	(181,904,904)	(106,008,906)

Net change in contract owners’ equity	476,736,979	314,568,355	141,100,153	93,713,546	(93,674,228)	305,437,605	(231,347,479)	41,659,870
Contract owners’ equity beginning of period	429,561,830	114,993,475	377,475,325	283,761,779	2,456,467,776	2,151,030,171	1,484,541,794	1,442,881,924

Contract owners’ equity end of period	$906,298,809	429,561,830	518,575,478	377,475,325	2,362,793,548	2,456,467,776	1,253,194,315	1,484,541,794

CHANGES IN UNITS:
Beginning units	32,219,088	9,516,319	29,968,371	23,544,842	166,698,445	159,101,261	92,239,100	99,614,695
Units purchased	42,034,142	24,295,246	20,869,615	15,314,617	53,288,743	36,315,923	6,082,366	9,000,819
Units redeemed	(4,586,208)	(1,592,477)	(10,180,571)	(8,891,088)	(56,389,814)	(28,718,739)	(17,582,822)	(16,376,414)

Ending units	69,667,022	32,219,088	40,657,415	29,968,371	163,597,374	166,698,445	80,738,644	92,239,100

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVDMC		MCIF		SAM		NVMIG3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,466,943	2,181,089	(694,772)	(190,087)	(9,036,524)	(8,910,784)	(23,349)	(261,846)
Realized gain (loss) on investments	(461,714)	(1,137,506)	560,765	(2,003,839)	-	-	1,571,686	1,184,777
Change in unrealized gain (loss) on investments	(1,357,344)	40,907,646	(5,226,560)	21,773,133	-	-	(5,658,845)	4,159,962
Reinvested capital gains	-	-	1,548,165	101,280	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,647,885	41,951,229	(3,812,402)	19,680,487	(9,036,524)	(8,910,784)	(4,110,508)	5,082,893

Equity transactions:
Purchase payments received from contract owners (note 3)	127,648,171	98,689,063	13,183,693	7,481,742	302,275,346	345,990,936	484,026	472,509
Transfers between funds	11,037,413	15,364,742	2,506,583	(4,068,742)	118,974,495	(71,335,075)	(1,020,058)	(1,957,486)
Redemptions (note 3)	(80,845,288)	(52,882,248)	(12,824,031)	(12,326,854)	(321,996,751)	(309,469,725)	(6,234,279)	(6,463,827)
Annuity benefits	(117,861)	(112,480)	(9,068)	(8,212)	(88,129)	(145,631)	(1,503)	(1,436)
Contract maintenance charges (note 2)	(2,644,876)	(1,590,931)	(142,371)	(79,264)	(795,150)	(541,517)	(19,852)	(23,596)
Contingent deferred sales charges (note 2)	(664,390)	(625,795)	(46,177)	(107,494)	(1,241,313)	(1,240,899)	(10,122)	(9,533)
Adjustments to maintain reserves	(1,664)	8,320	(4,624)	1,594	28,281	(82,179)	(66)	14,043

Net equity transactions	54,411,505	58,850,671	2,664,005	(9,107,230)	97,156,779	(36,824,090)	(6,801,854)	(7,969,326)

Net change in contract owners’ equity	57,059,390	100,801,900	(1,148,397)	10,573,257	88,120,255	(45,734,874)	(10,912,362)	(2,886,433)
Contract owners’ equity beginning of period	699,275,963	598,474,063	99,563,812	88,990,555	566,434,180	612,169,054	44,737,453	47,623,886

Contract owners’ equity end of period	$756,335,353	699,275,963	98,415,415	99,563,812	654,554,435	566,434,180	33,825,091	44,737,453

CHANGES IN UNITS:
Beginning units	51,232,905	46,770,342	5,115,318	5,707,255	45,261,889	47,298,089	4,850,543	5,811,834
Units purchased	15,008,587	12,223,701	1,945,436	1,519,307	95,037,845	123,173,738	132,200	140,982
Units redeemed	(10,954,321)	(7,761,138)	(1,813,423)	(2,111,244)	(87,543,808)	(125,209,938)	(881,925)	(1,102,273)

Ending units	55,287,171	51,232,905	5,247,331	5,115,318	52,755,926	45,261,889	4,100,818	4,850,543

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVMIG6		GVDIV2		GVDIV3		GVDIV6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,212,918)	(3,049,517)	(615)	3,144	30,818	64,522	133,442	365,359
Realized gain (loss) on investments	100,072	(12,445,712)	(94,325)	(82,171)	(1,392,741)	(1,215,017)	(674,146)	(531,169)
Change in unrealized gain (loss) on investments	(17,722,290)	42,786,867	(31,310)	111,040	204,658	1,453,894	(9,471,630)	3,409,451
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(18,835,136)	27,291,638	(126,250)	32,013	(1,157,265)	303,399	(10,012,334)	3,243,641

Equity transactions:
Purchase payments received from contract owners (note 3)	8,048,393	5,220,988	-	-	159,661	198,701	9,578,611	9,853,945
Transfers between funds	2,731,351	(89,198,097)	(35,064)	(61,510)	(72,374)	(415,796)	388,437	2,829,647
Redemptions (note 3)	(21,895,425)	(15,440,948)	(163,041)	(117,720)	(1,157,691)	(981,171)	(3,860,146)	(2,641,995)
Annuity benefits	(444)	(1,230)	-	-	-	-	(1,223)	(1,172)
Contract maintenance charges (note 2)	(695,399)	(868,566)	(88)	(112)	(2,681)	(3,540)	(251,491)	(161,908)
Contingent deferred sales charges (note 2)	(203,425)	(233,070)	(132)	(300)	(2,134)	(1,721)	(52,855)	(51,740)
Adjustments to maintain reserves	(865)	(3,883)	(57)	(44)	(84)	948	(786)	(1,860)

Net equity transactions	(12,015,814)	(100,524,806)	(198,382)	(179,686)	(1,075,303)	(1,202,579)	5,800,547	9,824,917

Net change in contract owners’ equity	(30,850,950)	(73,233,168)	(324,632)	(147,673)	(2,232,568)	(899,180)	(4,211,787)	13,068,558
Contract owners’ equity beginning of period	197,782,719	271,015,887	884,469	1,032,142	7,673,903	8,573,083	56,608,928	43,540,370

Contract owners’ equity end of period	$166,931,769	197,782,719	559,837	884,469	5,441,335	7,673,903	52,397,141	56,608,928

CHANGES IN UNITS:
Beginning units	21,858,795	33,492,360	58,167	70,793	485,438	567,848	5,274,892	4,221,490
Units purchased	4,324,627	7,857,457	4,852	1,693	63,166	47,927	1,918,445	2,128,965
Units redeemed	(5,436,126)	(19,491,022)	(18,094)	(14,319)	(132,734)	(130,337)	(1,258,244)	(1,075,563)

Ending units	20,747,296	21,858,795	44,925	58,167	415,870	485,438	5,935,093	5,274,892

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVMLG1		NVMLG2		NVMLV1		NVMLV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(145,688)	(112,866)	(2,067,406)	(2,664,124)	(8,208)	(15,151)	(302,589)	(409,441)
Realized gain (loss) on investments	207,305	383,728	6,719,593	20,125,584	(14,831)	(87,586)	878,622	1,416,626
Change in unrealized gain (loss) on investments	(483,600)	260,056	(9,689,783)	(8,950,436)	(368,941)	44,478	(5,366,484)	1,538,284
Reinvested capital gains	-	440,757	-	5,742,403	118,443	129,945	1,486,602	1,765,438

Net increase (decrease) in contract owners’ equity resulting from operations	(421,983)	971,675	(5,037,596)	14,253,427	(273,537)	71,686	(3,303,849)	4,310,907

Equity transactions:
Purchase payments received from contract owners (note 3)	290,704	241,074	8,972,927	4,977,544	128,362	80,491	8,371,802	5,797,548
Transfers between funds	(485,705)	8,445,684	(4,759,740)	(41,661,883)	299,680	4,340,760	(690,247)	(567,308)
Redemptions (note 3)	(1,565,329)	(1,207,198)	(15,559,904)	(11,826,752)	(680,349)	(657,301)	(4,874,170)	(6,009,553)
Annuity benefits	(1,679)	(847)	(3,113)	(635)	-	-	-	-
Contract maintenance charges (note 2)	(6,278)	(5,106)	(324,632)	(465,339)	(1,661)	(1,109)	(101,654)	(53,348)
Contingent deferred sales charges (note 2)	(4,942)	(6,922)	(114,839)	(166,754)	(601)	(469)	(30,167)	(75,582)
Adjustments to maintain reserves	(2,397)	6,561	(268)	2,484	(36)	1,571	(702)	(2,009)

Net equity transactions	(1,775,626)	7,473,246	(11,789,569)	(49,141,335)	(254,605)	3,763,943	2,674,862	(910,252)

Net change in contract owners’ equity	(2,197,609)	8,444,921	(16,827,165)	(34,887,908)	(528,142)	3,835,629	(628,987)	3,400,655
Contract owners’ equity beginning of period	11,964,666	3,519,745	130,368,329	165,256,237	3,835,629	-	42,225,995	38,825,340

Contract owners’ equity end of period	$9,767,057	11,964,666	113,541,164	130,368,329	3,307,487	3,835,629	41,597,008	42,225,995

CHANGES IN UNITS:
Beginning units	1,296,267	435,720	14,383,005	20,688,233	368,018	-	4,831,835	4,932,338
Units purchased	192,874	1,402,739	3,430,101	6,657,280	103,491	528,512	1,995,582	1,377,784
Units redeemed	(384,862)	(542,192)	(4,664,357)	(12,962,508)	(130,012)	(160,494)	(1,682,170)	(1,478,287)

Ending units	1,104,279	1,296,267	13,148,749	14,383,005	341,497	368,018	5,145,247	4,831,835

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVMMG1		NVMMG2		NVMMV2		SCGF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,612,586)	(2,593,143)	(2,292,662)	(2,759,734)	(1,973,658)	(1,026,449)	(99,998)	(73,557)
Realized gain (loss) on investments	9,549,350	5,405,112	11,160,853	(11,158,149)	10,282,591	(2,783,334)	(270,602)	(446,556)
Change in unrealized gain (loss) on investments	(17,266,389)	42,024,705	(15,004,422)	49,733,263	(18,252,957)	42,034,588	(77,181)	1,735,974
Reinvested capital gains	-	-	-	-	1,158,382	13,937,980	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,329,625)	44,836,674	(6,136,231)	35,815,380	(8,785,642)	52,162,785	(447,781)	1,215,861

Equity transactions:
Purchase payments received from contract owners (note 3)	2,183,677	2,640,074	7,801,314	4,751,018	6,422,922	6,030,212	162,553	184,189
Transfers between funds	(5,246,061)	(6,135,642)	(9,834,724)	(42,994,406)	(9,351,828)	(47,012,006)	722,364	719,513
Redemptions (note 3)	(25,622,702)	(24,900,668)	(16,624,168)	(11,884,505)	(34,246,478)	(33,354,228)	(1,238,804)	(809,174)
Annuity benefits	(18,674)	(17,607)	(1,797)	(1,547)	(402)	(323)	(2,054)	(1,764)
Contract maintenance charges (note 2)	(124,961)	(137,094)	(445,178)	(523,859)	(540,177)	(729,732)	(3,416)	(3,070)
Contingent deferred sales charges (note 2)	(19,095)	(18,544)	(150,043)	(176,921)	(150,529)	(199,120)	(5,569)	(5,436)
Adjustments to maintain reserves	1,387	12,828	731	(2,850)	(2,686)	45,067	(120)	75

Net equity transactions	(28,846,429)	(28,556,653)	(19,253,865)	(50,833,070)	(37,869,178)	(75,220,130)	(365,046)	84,333

Net change in contract owners’ equity	(39,176,054)	16,280,021	(25,390,096)	(15,017,690)	(46,654,820)	(23,057,345)	(812,827)	1,300,194
Contract owners’ equity beginning of period	214,795,021	198,515,000	153,409,464	168,427,154	311,821,109	334,878,454	7,097,649	5,797,455

Contract owners’ equity end of period	$175,618,967	214,795,021	128,019,368	153,409,464	265,166,289	311,821,109	6,284,822	7,097,649

CHANGES IN UNITS:
Beginning units	21,964,214	25,406,505	15,990,746	21,823,573	30,788,320	38,969,703	1,058,529	1,069,631
Units purchased	399,587	536,452	3,129,029	5,109,502	2,415,325	4,066,214	705,792	349,841
Units redeemed	(3,363,916)	(3,978,743)	(4,931,844)	(10,942,329)	(6,000,879)	(12,247,597)	(809,468)	(360,943)

Ending units	18,999,885	21,964,214	14,187,931	15,990,746	27,202,766	30,788,320	954,853	1,058,529

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SCGF2		SCVF		SCVF2		SCF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(316,989)	(183,590)	(317,006)	(275,569)	(283,301)	(263,150)	(649,770)	(879,486)
Realized gain (loss) on investments	443,448	(1,095,952)	(1,262,311)	(2,652,184)	118,953	(4,865,702)	(4,175,167)	(7,211,594)
Change in unrealized gain (loss) on investments	(1,902,744)	3,840,433	(636,292)	11,264,017	(1,454,048)	10,430,506	(666,964)	25,989,387
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,776,285)	2,560,891	(2,215,609)	8,336,264	(1,618,396)	5,301,654	(5,491,901)	17,898,307

Equity transactions:
Purchase payments received from contract owners (note 3)	3,940,777	1,807,923	533,137	796,568	2,919,712	2,027,012	1,074,712	1,396,062
Transfers between funds	5,168,688	1,277,886	(3,004,799)	(105,012)	(891,295)	(5,755,418)	(2,416,619)	(3,109,420)
Redemptions (note 3)	(2,128,444)	(1,042,213)	(4,750,801)	(5,349,948)	(3,247,498)	(2,891,660)	(11,341,728)	(12,044,570)
Annuity benefits	-	-	(8,106)	(7,764)	(226)	(251)	(13,106)	(17,442)
Contract maintenance charges (note 2)	(25,590)	(12,513)	(17,358)	(19,992)	(26,549)	(16,373)	(41,636)	(46,573)
Contingent deferred sales charges (note 2)	(13,615)	(10,847)	(8,375)	(11,525)	(20,301)	(44,023)	(21,360)	(20,779)
Adjustments to maintain reserves	(378)	(496)	(1,557)	1,886	(11,358)	9,353	3,933	31,076

Net equity transactions	6,941,438	2,019,740	(7,257,859)	(4,695,787)	(1,277,515)	(6,671,360)	(12,755,804)	(13,811,646)

Net change in contract owners’ equity	5,165,153	4,580,631	(9,473,468)	3,640,477	(2,895,911)	(1,369,706)	(18,247,705)	4,086,661
Contract owners’ equity beginning of period	16,035,870	11,455,239	40,611,833	36,971,356	24,904,797	26,274,503	89,906,286	85,819,625

Contract owners’ equity end of period	$21,201,023	16,035,870	31,138,365	40,611,833	22,008,886	24,904,797	71,658,581	89,906,286

CHANGES IN UNITS:
Beginning units	1,120,559	983,361	1,869,906	2,126,736	1,184,181	1,573,837	2,424,228	2,862,552
Units purchased	1,573,297	428,200	77,187	174,827	359,725	430,716	79,266	96,063
Units redeemed	(1,159,740)	(291,002)	(416,718)	(431,657)	(408,110)	(820,372)	(430,441)	(534,387)

Ending units	1,534,116	1,120,559	1,530,375	1,869,906	1,135,796	1,184,181	2,073,053	2,424,228

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SCF2		MSBF		NVSTB2		NVOLG1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(445,082)	(614,243)	3,684,517	4,672,818	(37,139)	(238,130)	(2,503,145)	(319,352)
Realized gain (loss) on investments	(2,066,677)	(3,986,958)	(2,191,747)	(1,231,851)	391,112	795,813	1,149,225	22,550
Change in unrealized gain (loss) on investments	(480,843)	13,852,684	3,235,626	3,774,161	(603,266)	(125,786)	(11,481,323)	1,370,722
Reinvested capital gains	-	-	-	-	-	141,285	1,308,144	116,357

Net increase (decrease) in contract owners’ equity resulting from operations	(2,992,602)	9,251,483	4,728,396	7,215,128	(249,293)	573,182	(11,527,099)	1,190,277

Equity transactions:
Purchase payments received from contract owners (note 3)	4,277,597	2,900,600	37,706,570	26,524,405	8,640,236	8,162,794	5,468,229	455,714
Transfers between funds	(2,199,794)	(2,506,445)	(2,971,089)	8,702,312	(5,527,365)	(3,009,730)	(26,271,087)	425,114,127
Redemptions (note 3)	(5,969,396)	(3,983,918)	(9,959,347)	(7,898,014)	(8,860,304)	(5,835,955)	(60,228,487)	(4,725,457)
Annuity benefits	(10,001)	(9,277)	(1,751)	(5,125)	(15,448)	(15,379)	(88,542)	(1,271)
Contract maintenance charges (note 2)	(59,473)	(43,849)	(483,169)	(164,513)	(271,716)	(228,924)	(197,408)	(12,016)
Contingent deferred sales charges (note 2)	(37,251)	(41,951)	(61,458)	(57,933)	(69,038)	(95,847)	(89,561)	(6,518)
Adjustments to maintain reserves	(4,094)	7,617	(950)	(679)	(842)	(424)	(18,148)	175,453

Net equity transactions	(4,002,412)	(3,677,223)	24,228,806	27,100,453	(6,104,477)	(1,023,465)	(81,425,004)	421,000,032

Net change in contract owners’ equity	(6,995,014)	5,574,260	28,957,202	34,315,581	(6,353,770)	(450,283)	(92,952,103)	422,190,309
Contract owners’ equity beginning of period	48,513,954	42,939,694	109,405,101	75,089,520	75,899,249	76,349,532	422,788,451	598,142

Contract owners’ equity end of period	$41,518,940	48,513,954	138,362,303	109,405,101	69,545,479	75,899,249	329,836,348	422,788,451

CHANGES IN UNITS:
Beginning units	2,354,378	2,565,425	8,055,038	5,998,819	7,264,937	7,363,311	30,384,486	46,211
Units purchased	513,055	421,885	4,777,007	4,266,332	2,412,673	2,238,464	614,853	31,041,956
Units redeemed	(687,138)	(632,932)	(3,038,071)	(2,210,113)	(3,001,375)	(2,336,838)	(6,428,000)	(703,681)

Ending units	2,180,295	2,354,378	9,793,974	8,055,038	6,676,235	7,264,937	24,571,339	30,384,486

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVOLG2		NVTIV3		EIF2		NVRE1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(3,043,752)	(313,908)	2,637,067	197,415	(627,002)	(569,076)	(318,823)	372,744
Realized gain (loss) on investments	847,802	613,954	1,372,048	23,326,986	(416,831)	(8,484,501)	3,918,498	3,034,529
Change in unrealized gain (loss) on investments	(7,963,767)	1,017,862	(34,380,208)	(44,174,253)	(3,344,505)	24,057,433	(734,046)	7,676,131
Reinvested capital gains	913,646	100,130	241,593	31,669,310	-	-	278,438	5,350,740

Net increase (decrease) in contract owners’ equity resulting from operations	(9,246,071)	1,418,038	(30,129,500)	11,019,458	(4,388,338)	15,003,856	3,144,067	16,434,144

Equity transactions:
Purchase payments received from contract owners (note 3)	9,587,439	3,879,454	35,551,377	26,754,151	21,782,969	13,858,024	1,047,416	1,335,104
Transfers between funds	(30,678,992)	295,425,863	13,687,670	(108,808,506)	(640,096)	21,647,907	(1,527,120)	557,039
Redemptions (note 3)	(39,218,867)	(2,439,481)	(23,873,382)	(17,084,056)	(13,313,942)	(9,728,870)	(8,999,781)	(8,911,500)
Annuity benefits	(37,406)	(222)	(1,904)	(1,006)	(8,191)	(7,626)	(1,354)	(1,183)
Contract maintenance charges (note 2)	(166,416)	(19,656)	(1,066,892)	(1,095,186)	(452,981)	(405,793)	(29,237)	(31,428)
Contingent deferred sales charges (note 2)	(246,279)	(25,473)	(223,721)	(269,261)	(106,478)	(126,942)	(17,908)	(17,417)
Adjustments to maintain reserves	(7,139)	(127,342)	6,080	2,913	(1,566)	(2,073)	(198)	2,769

Net equity transactions	(60,767,660)	296,693,143	24,079,228	(100,500,951)	7,259,715	25,234,627	(9,528,182)	(7,066,616)

Net change in contract owners’ equity	(70,013,731)	298,111,181	(6,050,272)	(89,481,493)	2,871,377	40,238,483	(6,384,115)	9,367,528
Contract owners’ equity beginning of period	299,747,295	1,636,114	228,508,871	317,990,364	125,421,749	85,183,266	70,626,024	61,258,496

Contract owners’ equity end of period	$229,733,564	299,747,295	222,458,599	228,508,871	128,293,126	125,421,749	64,241,909	70,626,024

CHANGES IN UNITS:
Beginning units	21,739,959	126,715	16,971,191	24,685,147	8,163,585	6,274,173	7,607,257	8,476,274
Units purchased	2,210,015	22,312,953	6,775,590	4,700,709	2,855,357	5,368,354	766,455	1,320,083
Units redeemed	(6,609,798)	(699,709)	(4,580,033)	(12,414,665)	(2,337,174)	(3,478,942)	(1,789,648)	(2,189,100)

Ending units	17,340,176	21,739,959	19,166,748	16,971,191	8,681,768	8,163,585	6,584,064	7,607,257

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVRE2		ALVBWB		ALVGIB		ALVSVB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(606,858)	99,785	(91)	-	(27,128)	(126,864)	(651,705)	(436,563)
Realized gain (loss) on investments	5,332,786	2,312,063	(41)	-	(715,629)	(910,604)	2,932,486	(11,190)
Change in unrealized gain (loss) on investments	(2,016,752)	6,600,077	(2,004)	-	1,112,476	1,849,385	(6,741,553)	7,556,809
Reinvested capital gains	277,097	5,130,076	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,986,273	14,142,001	(2,136)	-	369,719	811,917	(4,460,772)	7,109,056

Equity transactions:
Purchase payments received from contract owners (note 3)	5,861,092	3,898,081	-	-	119,778	87,678	16,969,188	12,131,497
Transfers between funds	(3,164,279)	4,172,102	46,884	-	(340,550)	(836,866)	(782,142)	8,251,873
Redemptions (note 3)	(9,660,517)	(5,620,139)	(583)	-	(1,724,429)	(1,039,266)	(3,881,999)	(2,612,695)
Annuity benefits	-	-	-	-	-	-	-	(1,271)
Contract maintenance charges (note 2)	(8,343)	(8,502)	-	-	(711)	(869)	(185,625)	(70,164)
Contingent deferred sales charges (note 2)	(66,992)	(70,055)	-	-	(1,929)	(5,123)	(37,045)	(27,242)
Adjustments to maintain reserves	(740)	204	2	-	(176)	55	(1,725)	(9,765)

Net equity transactions	(7,039,779)	2,371,691	46,303	-	(1,948,017)	(1,794,391)	12,080,652	17,662,233

Net change in contract owners’ equity	(4,053,506)	16,513,692	44,167	-	(1,578,298)	(982,474)	7,619,880	24,771,289
Contract owners’ equity beginning of period	67,769,999	51,256,307	-	-	8,132,903	9,115,377	45,815,068	21,043,779

Contract owners’ equity end of period	$63,716,493	67,769,999	44,167	-	6,554,605	8,132,903	53,434,948	45,815,068

CHANGES IN UNITS:
Beginning units	7,395,551	7,149,290	-	-	585,653	733,419	2,060,999	1,172,611
Units purchased	2,380,446	2,495,391	4,898	-	99,342	90,498	1,462,866	1,669,451
Units redeemed	(3,130,609)	(2,249,130)	(65)	-	(235,117)	(238,264)	(858,678)	(781,063)

Ending units	6,645,388	7,395,551	4,833	-	449,878	585,653	2,665,187	2,060,999

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVB		ACVCA		ACVIG		ACVIG2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$195,160	202,583	(1,388)	(1,399)	33,042	25,782	(6,948)	(14,135)
Realized gain (loss) on investments	389,961	233,150	11,646	5,489	(167,564)	(625,517)	(304,559)	(338,254)
Change in unrealized gain (loss) on investments	807,535	3,209,906	(17,607)	23,507	426,452	2,361,543	442,142	1,029,127
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,392,656	3,645,639	(7,349)	27,597	291,930	1,761,808	130,635	676,738

Equity transactions:
Purchase payments received from contract owners (note 3)	319,108	849,573	(763)	(147)	256,700	364,573	71,184	142,309
Transfers between funds	(168,384)	(880,259)	951	152	677,860	(548,699)	(229,389)	(352,918)
Redemptions (note 3)	(5,590,784)	(6,366,224)	(10,070)	9,914	(2,083,384)	(2,223,202)	(1,364,717)	(917,703)
Annuity benefits	(24,910)	(23,423)	(21,268)	(21,470)	(6,089)	(5,619)	-	-
Contract maintenance charges (note 2)	(20,388)	(23,328)	(59)	(169)	(8,911)	(10,117)	(851)	(1,012)
Contingent deferred sales charges (note 2)	(6,608)	(6,159)	-	(13)	(3,075)	(9,121)	(2,793)	(4,654)
Adjustments to maintain reserves	753	1,715	2,838	2,439	(151)	155	(100)	(130)

Net equity transactions	(5,491,213)	(6,448,105)	(28,371)	(9,294)	(1,167,050)	(2,432,030)	(1,526,666)	(1,134,108)

Net change in contract owners’ equity	(4,098,557)	(2,802,466)	(35,720)	18,303	(875,120)	(670,222)	(1,396,031)	(457,370)
Contract owners’ equity beginning of period	37,673,945	40,476,411	125,850	107,547	15,114,641	15,784,863	5,882,372	6,339,742

Contract owners’ equity end of period	$33,575,388	37,673,945	90,130	125,850	14,239,521	15,114,641	4,486,341	5,882,372

CHANGES IN UNITS:
Beginning units	1,591,690	1,885,279	197	-	1,330,183	1,564,365	413,946	503,648
Units purchased	83,062	67,047	-	201	128,730	76,074	86,291	73,784
Units redeemed	(311,221)	(360,636)	(197)	(4)	(227,117)	(310,256)	(189,219)	(163,486)

Ending units	1,363,531	1,591,690	-	197	1,231,796	1,330,183	311,018	413,946

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVIP2		ACVI		ACVI3		ACVI4
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$5,646,357	171,551	28	344	-	4	7	-
Realized gain (loss) on investments	3,142,131	701,064	5,683	1,450	22	23	32	-
Change in unrealized gain (loss) on investments	10,086,527	4,545,535	(8,320)	984	(52)	2	-	-
Reinvested capital gains	2,459,240	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,334,255	5,418,150	(2,609)	2,778	(30)	29	39	-

Equity transactions:
Purchase payments received from contract owners (note 3)	52,967,680	37,011,430	6	27	45	(80)	(37)	-
Transfers between funds	13,901,530	4,695,972	22	(36)	-	78	58	-
Redemptions (note 3)	(22,526,761)	(14,410,969)	28	(204)	(45)	(496)	-	-
Annuity benefits	(20,175)	(18,454)	(10,199)	(10,931)	(103)	(126)	-	-
Contract maintenance charges (note 2)	(680,505)	(294,719)	(28)	30	-	1	(60)	-
Contingent deferred sales charges (note 2)	(149,562)	(133,780)	-	248	-	497	-	-
Adjustments to maintain reserves	(864)	33,101	718	1,207	5	33	-	-

Net equity transactions	43,491,343	26,882,581	(9,453)	(9,659)	(98)	(93)	(39)	-

Net change in contract owners’ equity	64,825,598	32,300,731	(12,062)	(6,881)	(128)	(64)	-	-
Contract owners’ equity beginning of period	184,123,001	151,822,270	27,926	34,807	292	356	-	-

Contract owners’ equity end of period	$248,948,599	184,123,001	15,864	27,926	164	292	-	-

CHANGES IN UNITS:
Beginning units	14,505,426	12,382,367	-	-	-	-	-	-
Units purchased	9,665,810	6,054,243	-	-	3	8	45	-
Units redeemed	(6,348,705)	(3,931,184)	-	-	(3)	(8)	(45)	-

Ending units	17,822,531	14,505,426	-	-	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVMV1		ACVMV2		ACVU1		ACVU2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,357	56,210	(227,327)	269,876	-	-	(108)	(119)
Realized gain (loss) on investments	694,698	98,575	1,018,745	(25,351)	-	-	1,824	895
Change in unrealized gain (loss) on investments	(1,063,646)	802,531	(3,155,494)	7,656,068	-	-	(1,393)	593
Reinvested capital gains	185,964	-	1,585,878	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(180,627)	957,316	(778,198)	7,900,593	-	-	323	1,369

Equity transactions:
Purchase payments received from contract owners (note 3)	189,729	243,156	17,636,715	11,008,049	-	-	-	500
Transfers between funds	925,685	915,161	(2,679,815)	7,229,176	-	-	-	(21)
Redemptions (note 3)	(862,824)	(810,082)	(4,793,574)	(2,986,917)	-	-	-	(479)
Annuity benefits	(640)	(589)	(84)	(78)	-	-	(5,636)	(4,996)
Contract maintenance charges (note 2)	(2,536)	(2,172)	(207,832)	(95,336)	-	-	-	-
Contingent deferred sales charges (note 2)	(2,708)	(2,397)	(44,011)	(58,160)	-	-	-	-
Adjustments to maintain reserves	(93)	360	(1,093)	10,578	-	-	62	154

Net equity transactions	246,613	343,437	9,910,306	15,107,312	-	-	(5,574)	(4,842)

Net change in contract owners’ equity	65,986	1,300,753	9,132,108	23,007,905	-	-	(5,251)	(3,473)
Contract owners’ equity beginning of period	6,773,129	5,472,376	59,493,750	36,485,845	-	-	10,256	13,729

Contract owners’ equity end of period	$6,839,115	6,773,129	68,625,858	59,493,750	-	-	5,005	10,256

CHANGES IN UNITS:
Beginning units	563,062	535,378	4,240,631	3,038,070	-	-	-	-
Units purchased	261,720	333,263	2,268,662	2,579,927	-	7	-	37
Units redeemed	(244,700)	(305,579)	(1,510,312)	(1,377,366)	-	(7)	-	(37)

Ending units	580,082	563,062	4,998,981	4,240,631	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVV		ACVV2		ACVVS1		ACVVS2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	151,247	-	(51,345)	(91)	(101)	-	(1)
Realized gain (loss) on investments	-	(15,631,317)	-	(13,226,299)	598	564	-	(40)
Change in unrealized gain (loss) on investments	-	20,600,805	-	19,807,264	(1,119)	1,137	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	5,120,735	-	6,529,620	(612)	1,600	-	(41)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,060,169	-	862,696	2	(3)	-	(317)
Transfers between funds	-	(57,665,014)	-	(77,779,176)	5	3	-	1,551
Redemptions (note 3)	-	(8,235,856)	-	(5,762,181)	-	-	-	(1,188)
Annuity benefits	-	(4,613)	-	(5,499)	(1,823)	(1,673)	-	-
Contract maintenance charges (note 2)	-	(26,642)	-	(98,187)	(7)	-	-	(5)
Contingent deferred sales charges (note 2)	-	(15,156)	-	(69,597)	-	-	-	-
Adjustments to maintain reserves	-	(16,487)	-	(8,382)	(154)	(1,688)	-	-

Net equity transactions	-	(64,903,599)	-	(82,860,326)	(1,977)	(3,361)	-	41

Net change in contract owners’ equity	-	(59,782,864)	-	(76,330,706)	(2,589)	(1,761)	-	-
Contract owners’ equity beginning of period	-	59,782,864	-	76,330,706	7,956	9,717	-	-

Contract owners’ equity end of period	$-	-	-	-	5,367	7,956	-	-

CHANGES IN UNITS:
Beginning units	-	3,000,711	-	5,307,560	-	-	-	-
Units purchased	-	129,744	-	429,881	-	3	-	274
Units redeemed	-	(3,130,455)	-	(5,737,441)	-	(3)	-	(274)

Ending units	-	-	-	-	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	DVSCS		DCAP		DCAPS		DVDLS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(715,108)	(621,818)	88,867	215,172	(183,645)	22,064	(15,993)	(10,271)
Realized gain (loss) on investments	(276,231)	(11,286,627)	288,259	(209,369)	(110,160)	(281,883)	(90,792)	(246,444)
Change in unrealized gain (loss) on investments	774,737	26,527,117	1,830,568	3,312,741	4,605,397	4,370,941	24,240	651,736
Reinvested capital gains	180,331	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,271)	14,618,672	2,207,694	3,318,544	4,311,592	4,111,122	(82,545)	395,021

Equity transactions:
Purchase payments received from contract owners (note 3)	9,800,455	4,960,112	618,614	548,958	25,092,202	9,263,113	37,029	26,374
Transfers between funds	2,114,625	21,430,252	7,034,816	1,831,544	18,920,480	4,452,593	187,005	311,159
Redemptions (note 3)	(8,229,857)	(5,826,069)	(4,529,712)	(3,760,133)	(3,999,330)	(2,154,277)	(401,589)	(157,176)
Annuity benefits	(2,324)	(4,897)	(6,910)	(5,330)	-	(9,617)	(101)	(122)
Contract maintenance charges (note 2)	(169,159)	(102,963)	(14,563)	(14,828)	(181,858)	(58,217)	(294)	(363)
Contingent deferred sales charges (note 2)	(58,026)	(71,996)	(5,904)	(9,999)	(27,191)	(25,734)	(1,271)	(1,761)
Adjustments to maintain reserves	(1,196)	(521)	12,054	2,418	(770)	722	(69)	(128)

Net equity transactions	3,454,518	20,383,918	3,108,395	(1,407,370)	39,803,533	11,468,583	(179,290)	177,983

Net change in contract owners’ equity	3,418,247	35,002,590	5,316,089	1,911,174	44,115,125	15,579,705	(261,835)	573,004
Contract owners’ equity beginning of period	76,707,320	41,704,730	27,759,350	25,848,176	39,007,042	23,427,337	1,956,247	1,383,243

Contract owners’ equity end of period	$80,125,567	76,707,320	33,075,439	27,759,350	83,122,167	39,007,042	1,694,412	1,956,247

CHANGES IN UNITS:
Beginning units	3,955,893	2,741,931	1,798,776	1,906,125	2,607,789	1,768,979	146,633	130,684
Units purchased	1,511,539	2,941,522	749,144	306,768	3,784,026	1,307,071	114,410	52,455
Units redeemed	(1,274,178)	(1,727,560)	(556,885)	(414,117)	(1,151,238)	(468,261)	(114,262)	(36,506)

Ending units	4,193,254	3,955,893	1,991,035	1,798,776	5,240,577	2,607,789	146,781	146,633

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	DGI		FCA2S		FQB		FQBS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(12,613)	(20,322)	(18,918)	(19,881)	470,850	475,406	1,680,237	1,732,004
Realized gain (loss) on investments	559,642	197,362	24,275	38,153	19,409	133,379	294,248	102,628
Change in unrealized gain (loss) on investments	(1,079,186)	2,119,622	(145,242)	191,867	(366,671)	295,834	(1,729,168)	1,639,326
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(532,157)	2,296,662	(139,885)	210,139	123,588	904,619	245,317	3,473,958

Equity transactions:
Purchase payments received from contract owners (note 3)	288,573	374,430	50,248	11,267	274,242	310,910	821,277	854,504
Transfers between funds	(138,603)	192,437	(123,123)	795,984	134,938	1,131,048	(1,854,262)	(335,841)
Redemptions (note 3)	(2,228,669)	(2,379,876)	(460,661)	(424,554)	(2,350,781)	(2,407,565)	(8,450,391)	(6,715,398)
Annuity benefits	(1,035)	(920)	-	-	-	(224)	-	-
Contract maintenance charges (note 2)	(9,826)	(10,993)	(308)	(433)	(4,784)	(5,689)	(14,937)	(15,285)
Contingent deferred sales charges (note 2)	(2,331)	(5,807)	(445)	(5,307)	(5,670)	(3,388)	(23,742)	(89,961)
Adjustments to maintain reserves	(24)	392	(109)	(129)	(80)	(234)	(609)	(643)

Net equity transactions	(2,091,915)	(1,830,337)	(534,398)	376,828	(1,952,135)	(975,142)	(9,522,664)	(6,302,624)

Net change in contract owners’ equity	(2,624,072)	466,325	(674,283)	586,967	(1,828,547)	(70,523)	(9,277,347)	(2,828,666)
Contract owners’ equity beginning of period	15,366,485	14,900,160	2,289,941	1,702,974	12,879,317	12,949,840	50,963,526	53,792,192

Contract owners’ equity end of period	$12,742,413	15,366,485	1,615,658	2,289,941	11,050,770	12,879,317	41,686,179	50,963,526

CHANGES IN UNITS:
Beginning units	1,135,487	1,288,723	159,179	134,046	917,867	988,389	4,051,047	4,565,974
Units purchased	96,776	79,458	19,274	90,789	145,409	262,273	695,282	873,867
Units redeemed	(250,650)	(232,694)	(58,843)	(65,656)	(282,518)	(332,795)	(1,449,566)	(1,388,794)

Ending units	981,613	1,135,487	119,610	159,179	780,758	917,867	3,296,763	4,051,047

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FC2		FEIP		FVSS2		FHIP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(3,168,300)	3,752,131	1,550,903	(105,501)	(169,012)	2,936,013	3,708,653
Realized gain (loss) on investments	-	(69,631,655)	(6,158,939)	(20,414,460)	(1,200,981)	(1,182,072)	(1,128,421)	(1,264,493)
Change in unrealized gain (loss) on investments	-	100,383,820	1,793,459	65,912,237	183,667	4,154,865	(236,192)	4,797,748
Reinvested capital gains	-	23	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	27,583,888	(613,349)	47,048,680	(1,122,815)	2,803,781	1,571,400	7,241,908

Equity transactions:
Purchase payments received from contract owners (note 3)	-	3,115,459	4,700,575	5,754,737	145,427	273,924	(1)	(264)
Transfers between funds	-	(240,940,134)	(6,858,114)	(9,182,266)	(932,918)	(306,786)	(1,656,934)	(1,759,291)
Redemptions (note 3)	-	(20,895,346)	(50,391,145)	(55,327,893)	(2,537,816)	(1,840,149)	(7,409,703)	(9,672,832)
Annuity benefits	-	(25,254)	(119,757)	(131,887)	-	-	(8,073)	(10,064)
Contract maintenance charges (note 2)	-	(69,115)	(194,347)	(220,817)	(1,942)	(2,146)	(31,022)	(35,313)
Contingent deferred sales charges (note 2)	-	(232,230)	(39,836)	(63,970)	(9,243)	(14,717)	(2,178)	(9,034)
Adjustments to maintain reserves	-	(46,000)	5,121	14,092	(1,143)	(1,385)	2,303	661

Net equity transactions	-	(259,092,620)	(52,897,503)	(59,158,004)	(3,337,635)	(1,891,259)	(9,105,608)	(11,486,137)

Net change in contract owners’ equity	-	(231,508,732)	(53,510,852)	(12,109,324)	(4,460,450)	912,522	(7,534,208)	(4,244,229)
Contract owners’ equity beginning of period	-	231,508,732	381,069,585	393,178,909	13,530,923	12,618,401	60,719,243	64,963,472

Contract owners’ equity end of period	$-	-	327,558,733	381,069,585	9,070,473	13,530,923	53,185,035	60,719,243

CHANGES IN UNITS:
Beginning units	-	14,053,840	9,449,660	11,095,521	670,043	778,358	2,252,355	2,706,774
Units purchased	-	933,909	216,335	218,143	122,585	116,409	-	-
Units redeemed	-	(14,987,749)	(1,520,150)	(1,864,004)	(301,805)	(224,724)	(332,035)	(454,419)

Ending units	-	-	8,145,845	9,449,660	490,823	670,043	1,920,320	2,252,355

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FAMP		FCP		FNRS2		FEI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$838,178	550,326	-	(4,313,796)	(668,151)	(854,859)	1,343,344	193,759
Realized gain (loss) on investments	565,756	(3,423,574)	-	(18,555,775)	(4,616,316)	(6,920,480)	(3,815,369)	(2,745,307)
Change in unrealized gain (loss) on investments	(7,785,316)	22,330,240	-	68,716,596	(2,120,730)	18,950,653	1,567,029	19,212,224
Reinvested capital gains	726,738	839,890	-	97	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,654,644)	20,296,882	-	45,847,122	(7,405,197)	11,175,314	(904,996)	16,660,676

Equity transactions:
Purchase payments received from contract owners (note 3)	1,485,500	2,742,654	-	5,552,767	9,238,333	5,705,524	32,702,178	22,550,845
Transfers between funds	(1,072,877)	(1,014,013)	-	(378,116,736)	9,987,356	(6,463,378)	(849,716)	1,822,660
Redemptions (note 3)	(23,577,395)	(25,602,906)	-	(47,751,851)	(10,539,922)	(7,533,027)	(17,920,413)	(10,765,077)
Annuity benefits	(21,817)	(36,725)	-	(85,742)	(1,657)	(233)	(1,605)	(1,474)
Contract maintenance charges (note 2)	(95,037)	(107,245)	-	(177,024)	(15,977)	(14,783)	(377,245)	(172,506)
Contingent deferred sales charges (note 2)	(15,999)	(10,101)	-	(73,627)	(90,177)	(56,051)	11,854	(111,912)
Adjustments to maintain reserves	2,132	7,038	-	(215,974)	(1,488)	2,083	(6,108)	2,213

Net equity transactions	(23,295,493)	(24,021,298)	-	(420,868,187)	8,576,468	(8,359,865)	13,558,945	13,324,749

Net change in contract owners’ equity	(28,950,137)	(3,724,416)	-	(375,021,065)	1,171,271	2,815,449	12,653,949	29,985,425
Contract owners’ equity beginning of period	171,799,599	175,524,015	-	375,021,065	81,039,205	78,223,756	147,780,198	117,794,773

Contract owners’ equity end of period	$142,849,462	171,799,599	-	-	82,210,476	81,039,205	160,434,147	147,780,198

CHANGES IN UNITS:
Beginning units	5,144,923	5,946,996	-	12,707,542	4,869,955	5,512,532	9,964,580	8,973,964
Units purchased	104,302	165,488	-	409,619	2,693,772	1,295,583	4,246,051	3,075,775
Units redeemed	(805,560)	(967,561)	-	(13,117,161)	(2,267,615)	(1,938,160)	(3,259,311)	(2,085,159)

Ending units	4,443,665	5,144,923	-	-	5,296,112	4,869,955	10,951,320	9,964,580

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FF10S		FF10S2		FF20S		FF20S2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$34,711	36,803	493,255	452,350	74,792	80,982	2,507,911	1,755,845
Realized gain (loss) on investments	(47,935)	(278,312)	(473,981)	(494,859)	(132,434)	(430,284)	(249,131)	(207,823)
Change in unrealized gain (loss) on investments	(112,430)	741,465	(2,752,125)	6,309,170	(219,877)	1,325,951	(13,474,393)	18,687,982
Reinvested capital gains	27,771	98,549	562,206	1,466,028	36,905	68,157	1,318,347	1,435,518

Net increase (decrease) in contract owners’ equity resulting from operations	(97,883)	598,505	(2,170,645)	7,732,689	(240,614)	1,044,806	(9,897,266)	21,671,522

Equity transactions:
Purchase payments received from contract owners (note 3)	474,351	123,087	33,209,999	19,370,241	527,904	540,800	136,211,288	81,771,325
Transfers between funds	542,711	838,943	(177,232)	10,339,687	1,119,499	1,971,893	7,602,875	15,567,742
Redemptions (note 3)	(1,082,149)	(1,311,392)	(11,639,216)	(7,788,291)	(1,384,874)	(1,308,802)	(13,551,377)	(5,816,996)
Annuity benefits	(9,172)	(8,700)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,493)	(2,359)	(495,735)	(231,602)	(4,652)	(4,407)	(1,732,675)	(673,739)
Contingent deferred sales charges (note 2)	(1,108)	(3,490)	(69,650)	(94,512)	(4,527)	(5,025)	(287,904)	(108,273)
Adjustments to maintain reserves	1,364	1,057	(654)	(1,854)	(60)	260	(1,547)	(7,877)

Net equity transactions	(76,496)	(362,854)	20,827,512	21,593,669	253,290	1,194,719	128,240,660	90,732,182

Net change in contract owners’ equity	(174,379)	235,651	18,656,867	29,326,358	12,676	2,239,525	118,343,394	112,403,704
Contract owners’ equity beginning of period	5,488,728	5,253,077	90,382,178	61,055,820	9,603,062	7,363,537	226,550,215	114,146,511

Contract owners’ equity end of period	$5,314,349	5,488,728	109,039,045	90,382,178	9,615,738	9,603,062	344,893,609	226,550,215

CHANGES IN UNITS:
Beginning units	477,386	508,093	7,420,624	5,580,362	879,170	762,019	18,343,828	10,446,737
Units purchased	117,958	138,863	4,219,745	3,120,875	218,988	310,478	12,611,995	9,141,684
Units redeemed	(124,948)	(169,570)	(2,566,790)	(1,280,613)	(196,162)	(193,327)	(2,285,944)	(1,244,593)

Ending units	470,396	477,386	9,073,579	7,420,624	901,996	879,170	28,669,879	18,343,828

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FF30S		FF30S2		FGOP		FGP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$51,952	44,859	49,303	30,413	-	(175,200)	(3,535,127)	(3,666,356)
Realized gain (loss) on investments	(223,095)	(482,715)	(818,657)	(678,649)	-	2,696,753	(1,173,028)	(15,781,781)
Change in unrealized gain (loss) on investments	(144,597)	1,171,591	(526,674)	3,123,165	-	322,636	971,173	89,947,399
Reinvested capital gains	21,006	45,140	72,546	156,478	-	-	1,253,598	1,155,600

Net increase (decrease) in contract owners’ equity resulting from operations	(294,734)	778,875	(1,223,482)	2,631,407	-	2,844,189	(2,483,384)	71,654,862

Equity transactions:
Purchase payments received from contract owners (note 3)	639,682	565,208	2,424,041	2,968,511	-	290,616	5,119,757	6,097,660
Transfers between funds	470,807	959,466	1,850,153	157,460	-	(15,267,516)	(2,105,085)	(5,951,204)
Redemptions (note 3)	(592,693)	(968,091)	(2,068,048)	(1,636,027)	-	(2,225,735)	(48,833,620)	(48,615,322)
Annuity benefits	-	-	-	-	-	-	(101,221)	(100,721)
Contract maintenance charges (note 2)	(4,666)	(4,414)	(5,120)	(4,436)	-	(10,619)	(252,064)	(273,092)
Contingent deferred sales charges (note 2)	(2,874)	(10,728)	(26,114)	(18,087)	-	(5,221)	(48,400)	(61,613)
Adjustments to maintain reserves	(71)	1,151	(257)	(457)	-	2,306	6,997	7,465

Net equity transactions	510,185	542,592	2,174,655	1,466,964	-	(17,216,169)	(46,213,636)	(48,896,827)

Net change in contract owners’ equity	215,451	1,321,467	951,173	4,098,371	-	(14,371,980)	(48,697,020)	22,758,035
Contract owners’ equity beginning of period	6,737,911	5,416,444	22,968,325	18,869,954	-	14,371,980	377,094,313	354,336,278

Contract owners’ equity end of period	$6,953,362	6,737,911	23,919,498	22,968,325	-	-	328,397,293	377,094,313

CHANGES IN UNITS:
Beginning units	640,936	589,970	1,895,831	1,783,182	-	1,657,626	7,616,804	8,786,028
Units purchased	182,726	187,774	521,774	477,279	-	145,970	295,614	232,193
Units redeemed	(134,992)	(136,808)	(351,214)	(364,630)	-	(1,803,596)	(1,232,127)	(1,401,417)

Ending units	688,670	640,936	2,066,391	1,895,831	-	-	6,680,291	7,616,804

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FG2		FHIPR		FIGBS		FIGBP2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,128,511)	(739,094)	1,226,818	1,592,266	510,999	621,477	4,820,399	5,419,976
Realized gain (loss) on investments	(2,380,823)	(1,666,959)	2,517,280	3,777,050	336,073	491,823	4,890,312	10,522,262
Change in unrealized gain (loss) on investments	499,281	12,467,308	(3,050,392)	(2,761,427)	(68,689)	467,549	1,164,428	9,738,715
Reinvested capital gains	269,866	176,958	-	-	748,306	325,830	11,376,584	4,715,302

Net increase (decrease) in contract owners’ equity resulting from operations	(2,740,187)	10,238,213	693,706	2,607,889	1,526,689	1,906,679	22,251,723	30,396,255

Equity transactions:
Purchase payments received from contract owners (note 3)	22,667,171	9,721,647	1,093,545	1,040,372	742,600	827,284	39,438,365	40,508,340
Transfers between funds	15,426,580	3,316,106	(805,093)	(63,664)	1,154,537	3,471,056	(37,805,528)	(120,889,695)
Redemptions (note 3)	(8,808,539)	(5,137,585)	(4,028,947)	(3,618,694)	(5,238,408)	(5,407,389)	(52,077,080)	(37,039,755)
Annuity benefits	(2,541)	(2,197)	-	-	(4,711)	(4,658)	(12,927)	(17,271)
Contract maintenance charges (note 2)	(168,201)	(58,419)	(6,930)	(7,075)	(7,915)	(9,111)	(1,458,800)	(1,532,932)
Contingent deferred sales charges (note 2)	(57,518)	(51,166)	(5,867)	(10,592)	(9,296)	(7,785)	(394,334)	(495,177)
Adjustments to maintain reserves	(1,012)	211	(118)	(292)	(161)	(462)	(1,601)	(1,418)

Net equity transactions	29,055,940	7,788,597	(3,753,410)	(2,659,945)	(3,363,354)	(1,131,065)	(52,311,905)	(119,467,908)

Net change in contract owners’ equity	26,315,753	18,026,810	(3,059,704)	(52,056)	(1,836,665)	775,614	(30,060,182)	(89,071,653)
Contract owners’ equity beginning of period	62,853,145	44,826,335	25,100,312	25,152,368	29,628,326	28,852,712	424,843,595	513,915,248

Contract owners’ equity end of period	$89,168,898	62,853,145	22,040,608	25,100,312	27,791,661	29,628,326	394,783,413	424,843,595

CHANGES IN UNITS:
Beginning units	4,203,897	3,652,787	2,166,797	2,439,833	2,303,690	2,383,390	33,793,486	43,332,353
Units purchased	4,471,418	1,656,436	1,500,256	1,410,293	567,398	889,884	8,867,895	8,850,172
Units redeemed	(2,583,021)	(1,105,326)	(1,813,748)	(1,683,329)	(828,764)	(969,584)	(12,973,326)	(18,389,039)

Ending units	6,092,294	4,203,897	1,853,305	2,166,797	2,042,324	2,303,690	29,688,055	33,793,486

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FMCS		FMC2		FOP		FOPR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(376,801)	(260,828)	(3,911,084)	(3,178,209)	(1,666)	24,528	(3,918)	16,545
Realized gain (loss) on investments	107,758	(739,010)	(746,414)	(3,955,894)	1,333,032	368,813	(626,677)	(360,401)
Change in unrealized gain (loss) on investments	(3,524,647)	7,173,888	(26,848,523)	58,356,537	(12,839,256)	6,620,606	(4,791,201)	3,609,263
Reinvested capital gains	47,717	87,760	446,500	710,996	123,690	124,665	58,558	59,679

Net increase (decrease) in contract owners’ equity resulting from operations	(3,745,973)	6,261,810	(31,059,521)	51,933,430	(11,384,200)	7,138,612	(5,363,238)	3,325,086

Equity transactions:
Purchase payments received from contract owners (note 3)	903,305	1,069,001	42,458,799	33,889,981	(1,426)	7	1,184,907	1,263,900
Transfers between funds	(3,036,006)	9,609,496	(14,591,118)	11,719,073	(1,420,251)	(1,458,578)	(1,170,848)	(1,480,423)
Redemptions (note 3)	(4,359,851)	(3,954,906)	(27,644,953)	(19,951,092)	(7,892,930)	(8,376,602)	(5,184,489)	(4,766,393)
Annuity benefits	(3,447)	(586)	(15,970)	(12,743)	(10,007)	(12,537)	(1,713)	(1,861)
Contract maintenance charges (note 2)	(11,338)	(9,428)	(604,425)	(316,759)	(40,284)	(46,317)	(11,661)	(13,895)
Contingent deferred sales charges (note 2)	(11,075)	(9,282)	(251,942)	(277,132)	(2,030)	(3,041)	(12,640)	(15,136)
Adjustments to maintain reserves	1,196	(3,682)	1,959	81	358	4,210	194	3,047

Net equity transactions	(6,517,216)	6,700,613	(647,650)	25,051,409	(9,366,570)	(9,892,858)	(5,196,250)	(5,010,761)

Net change in contract owners’ equity	(10,263,189)	12,962,423	(31,707,171)	76,984,839	(20,750,770)	(2,754,246)	(10,559,488)	(1,685,675)
Contract owners’ equity beginning of period	35,188,523	22,226,100	264,942,872	187,958,033	70,400,712	73,154,958	33,512,276	35,197,951

Contract owners’ equity end of period	$24,925,334	35,188,523	233,235,701	264,942,872	49,649,942	70,400,712	22,952,788	33,512,276

CHANGES IN UNITS:
Beginning units	2,988,963	2,397,217	10,137,469	9,082,067	2,742,146	3,184,055	2,228,091	2,611,534
Units purchased	742,257	1,400,540	3,372,714	3,478,637	(67)	-	170,497	221,624
Units redeemed	(1,329,632)	(808,794)	(3,368,355)	(2,423,235)	(376,745)	(441,909)	(532,448)	(605,067)

Ending units	2,401,588	2,988,963	10,141,828	10,137,469	2,365,334	2,742,146	1,866,140	2,228,091

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FO2		FO2R		FVSS		FTVIS2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(11,392)	(10,238)	(150,229)	(155,288)	(35,629)	(68,031)	5,635,603	5,906,513
Realized gain (loss) on investments	36,814	(35,698)	(4,155,340)	(5,340,828)	687,635	(1,245,208)	(2,972,293)	(2,825,865)
Change in unrealized gain (loss) on investments	(573,548)	435,592	(6,494,327)	11,614,533	(1,295,073)	2,827,530	(1,686,046)	9,287,109
Reinvested capital gains	7,011	6,998	108,894	107,480	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(541,115)	396,654	(10,691,002)	6,225,897	(643,067)	1,514,291	977,264	12,367,757

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(17)	11,247,420	8,057,171	124,631	214,711	14,661,470	10,337,411
Transfers between funds	(78,252)	(92,493)	(1,957,303)	(2,099,503)	(674,304)	447,023	4,227,422	5,133,496
Redemptions (note 3)	(867,520)	(293,688)	(5,549,915)	(4,821,511)	(1,045,709)	(1,202,523)	(16,432,264)	(12,244,742)
Annuity benefits	-	-	(1,092)	(6,611)	-	(1,376)	(25,365)	(19,269)
Contract maintenance charges (note 2)	(426)	(479)	(144,003)	(81,431)	(3,083)	(3,639)	(13,935)	(13,546)
Contingent deferred sales charges (note 2)	(805)	(1,142)	(51,729)	(82,598)	(2,028)	(2,701)	(85,474)	(119,936)
Adjustments to maintain reserves	(138)	(57)	(1,170)	(3,232)	22	(97)	2,313	(966)

Net equity transactions	(947,141)	(387,876)	3,542,208	962,285	(1,600,471)	(548,602)	2,334,167	3,072,448

Net change in contract owners’ equity	(1,488,256)	8,778	(7,148,794)	7,188,182	(2,243,538)	965,689	3,311,431	15,440,205
Contract owners’ equity beginning of period	3,912,132	3,903,354	60,204,442	53,016,260	7,964,920	6,999,231	127,811,632	112,371,427

Contract owners’ equity end of period	$2,423,876	3,912,132	53,055,648	60,204,442	5,721,382	7,964,920	131,123,063	127,811,632

CHANGES IN UNITS:
Beginning units	198,160	224,881	4,618,811	4,511,884	540,940	592,992	10,974,594	10,706,434
Units purchased	20,459	25,489	1,798,978	1,730,747	71,862	249,001	2,876,195	2,809,474
Units redeemed	(69,017)	(52,210)	(1,419,691)	(1,623,820)	(180,703)	(301,053)	(2,683,639)	(2,541,314)

Ending units	149,602	198,160	4,998,098	4,618,811	432,099	540,940	11,167,150	10,974,594

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FTVRD2		FTVSV2		FTVDM3		TIF2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(32,734)	(7,200)	(1,443,578)	(1,568,786)	(170,829)	17,314	10,061	20,490
Realized gain (loss) on investments	1,514,217	(274,493)	12,258,988	6,312,921	(2,498,885)	(5,077,579)	163,587	23,162
Change in unrealized gain (loss) on investments	1,090,945	11,999,565	(16,606,531)	32,414,932	(3,115,486)	9,737,861	(639,255)	280,684
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,572,428	11,717,872	(5,791,121)	37,159,067	(5,785,200)	4,677,596	(465,607)	324,336

Equity transactions:
Purchase payments received from contract owners (note 3)	696,473	760,707	12,952,878	10,840,678	489,824	817,893	-	2,085
Transfers between funds	(1,644,548)	45,097	(3,952,355)	(50,543,704)	(522,461)	(3,317,708)	(161,355)	(237,068)
Redemptions (note 3)	(13,391,190)	(9,210,237)	(18,480,749)	(13,436,969)	(3,472,143)	(3,370,005)	(1,209,944)	(397,089)
Annuity benefits	(10,552)	(6,817)	(7,838)	(6,021)	-	-	(311)	(360)
Contract maintenance charges (note 2)	(7,611)	(8,840)	(394,940)	(464,955)	(4,255)	(5,017)	(360)	(401)
Contingent deferred sales charges (note 2)	(51,403)	(84,347)	(123,239)	(186,998)	(21,146)	(24,795)	(2,035)	(4,627)
Adjustments to maintain reserves	(908)	8	(847)	7,250	(784)	2,829	(88)	(99)

Net equity transactions	(14,409,739)	(8,504,429)	(10,007,090)	(53,790,719)	(3,530,965)	(5,896,803)	(1,374,093)	(637,559)

Net change in contract owners’ equity	(11,837,311)	3,213,443	(15,798,211)	(16,631,652)	(9,316,165)	(1,219,207)	(1,839,700)	(313,223)
Contract owners’ equity beginning of period	72,181,881	68,968,438	165,737,199	182,368,851	35,662,153	36,881,360	5,314,465	5,627,688

Contract owners’ equity end of period	$60,344,570	72,181,881	149,938,988	165,737,199	26,345,988	35,662,153	3,474,765	5,314,465

CHANGES IN UNITS:
Beginning units	4,554,255	5,182,224	7,692,944	10,676,595	1,928,435	2,307,480	264,742	300,587
Units purchased	705,267	604,527	2,550,062	2,202,608	311,944	486,051	20,816	18,837
Units redeemed	(1,621,899)	(1,232,496)	(2,888,831)	(5,186,259)	(521,395)	(865,096)	(89,299)	(54,682)

Ending units	3,637,623	4,554,255	7,354,175	7,692,944	1,718,984	1,928,435	196,259	264,742

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TIF3		FTVGI3		FTVFA2		AMTB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$76,766	27,951	4,551,783	(110,061)	(310,427)	101,973	3,714,429	7,600,716
Realized gain (loss) on investments	509,671	(2,834,134)	1,453,221	873,615	790,311	356,290	(6,287,137)	(12,374,159)
Change in unrealized gain (loss) on investments	(9,760,218)	8,258,267	(9,649,489)	9,212,709	(1,269,714)	992,127	(30,885)	13,669,559
Reinvested capital gains	-	-	717,904	217,667	-	1,277	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,173,781)	5,452,084	(2,926,581)	10,193,930	(789,830)	1,451,667	(2,603,593)	8,896,116

Equity transactions:
Purchase payments received from contract owners (note 3)	1,055,095	1,542,319	16,249,940	6,784,034	5,571,187	5,868,945	12,662,100	13,480,933
Transfers between funds	(1,453,018)	(4,298,679)	2,805,760	17,570,913	1,022,679	754,855	(9,337,382)	(61,267,802)
Redemptions (note 3)	(7,582,065)	(6,354,505)	(12,747,147)	(9,080,254)	(1,010,480)	(2,955,036)	(29,093,636)	(22,212,629)
Annuity benefits	(2,410)	(2,495)	(20,543)	(15,955)	-	-	(56,488)	(110,652)
Contract maintenance charges (note 2)	(210,458)	(202,972)	(12,403)	(11,515)	(1,652)	(1,095)	(547,113)	(622,650)
Contingent deferred sales charges (note 2)	(52,615)	(82,895)	(48,687)	(54,012)	(4,108)	(2,459)	(171,683)	(212,614)
Adjustments to maintain reserves	(593)	2,058	(526)	(12,996)	(328)	(1,772)	(2,277)	(1,486)

Net equity transactions	(8,246,064)	(9,397,169)	6,226,394	15,180,215	5,577,298	3,663,438	(26,546,479)	(70,946,900)

Net change in contract owners’ equity	(17,419,845)	(3,945,085)	3,299,813	25,374,145	4,787,468	5,115,105	(29,150,072)	(62,050,784)
Contract owners’ equity beginning of period	87,868,308	91,813,393	103,437,839	78,063,694	16,874,811	11,759,706	200,545,960	262,596,744

Contract owners’ equity end of period	$70,448,463	87,868,308	106,737,652	103,437,839	21,662,279	16,874,811	171,395,888	200,545,960

CHANGES IN UNITS:
Beginning units	6,154,147	6,859,765	6,305,385	5,360,877	1,840,165	1,391,741	18,038,619	24,900,539
Units purchased	657,527	657,299	2,441,844	2,422,334	1,066,363	986,938	4,081,983	4,353,798
Units redeemed	(1,198,476)	(1,362,917)	(2,099,093)	(1,477,826)	(468,514)	(538,514)	(6,767,918)	(11,215,718)

Ending units	5,613,198	6,154,147	6,648,136	6,305,385	2,438,014	1,840,165	15,352,684	18,038,619

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AMTG		AMGP		AMINS		AMTP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(193)	(232)	-	-	(7)	(3)	(310)	(137)
Realized gain (loss) on investments	6,699	17,863	-	-	(522)	(95)	5,416	452
Change in unrealized gain (loss) on investments	(6,526)	(7,856)	-	-	-	(1)	(6,876)	6,082
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20)	9,775	-	-	(529)	(99)	(1,770)	6,397

Equity transactions:
Purchase payments received from contract owners (note 3)	(719)	(166)	-	(8)	1,921	48,136	(7,448)	(36,937)
Transfers between funds	841	(129)	-	9	(1,175)	(40,791)	(24,671)	24,559
Redemptions (note 3)	(8,398)	7,278	-	-	(112)	(6,608)	(6)	39,552
Annuity benefits	(5,421)	(7,871)	-	-	-	-	(2,893)	(2,578)
Contract maintenance charges (note 2)	(49)	(207)	-	-	(105)	(643)	(12)	23
Contingent deferred sales charges (note 2)	-	1,091	-	-	-	-	-	(24)
Adjustments to maintain reserves	1,376	(4,265)	-	(1)	-	5	951	813

Net equity transactions	(12,370)	(4,269)	-	-	529	99	(34,079)	25,408

Net change in contract owners’ equity	(12,390)	5,506	-	-	-	-	(35,849)	31,805
Contract owners’ equity beginning of period	25,320	19,814	-	-	-	-	53,055	21,250

Contract owners’ equity end of period	$12,930	25,320	-	-	-	-	17,206	53,055

CHANGES IN UNITS:
Beginning units	153	12	-	-	-	-	999	-
Units purchased	-	146	-	3	2,240	5,556	1	2,459
Units redeemed	(148)	(5)	-	(3)	(2,240)	(5,556)	(1,000)	(1,460)

Ending units	5	153	-	-	-	-	-	999

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AMRS		AMFAS		AMSRS		OVMS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	(82,712)	(62,280)	(363,459)	(409,814)	468,616	48,938
Realized gain (loss) on investments	-	-	728,680	(728,803)	(832,132)	(1,214,608)	(1,167,336)	(3,653,058)
Change in unrealized gain (loss) on investments	-	-	(869,758)	1,375,485	(354,006)	7,053,405	540,337	8,793,270
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(223,790)	584,402	(1,549,597)	5,428,983	(158,383)	5,189,150

Equity transactions:
Purchase payments received from contract owners (note 3)	-	8,294	103,795	114,716	718,330	799,156	398,729	791,672
Transfers between funds	-	8,417	(919,169)	1,998,037	158,409	1,795,865	(939,428)	(1,703,465)
Redemptions (note 3)	-	(16,711)	(957,732)	(556,345)	(4,052,911)	(2,665,073)	(6,426,728)	(7,162,615)
Annuity benefits	-	-	-	-	(7,046)	(2,682)	(12,018)	(8,391)
Contract maintenance charges (note 2)	-	-	(1,466)	(1,311)	(10,322)	(10,796)	(25,683)	(30,250)
Contingent deferred sales charges (note 2)	-	-	(2,207)	(2,005)	(24,315)	(25,075)	(7,243)	(6,203)
Adjustments to maintain reserves	-	-	(307)	(292)	6,944	3,944	(271)	(4,363)

Net equity transactions	-	-	(1,777,086)	1,552,800	(3,210,911)	(104,661)	(7,012,642)	(8,123,615)

Net change in contract owners’ equity	-	-	(2,000,876)	2,137,202	(4,760,508)	5,324,322	(7,171,025)	(2,934,465)
Contract owners’ equity beginning of period	-	-	6,223,316	4,086,114	32,348,075	27,023,753	48,048,880	50,983,345

Contract owners’ equity end of period	$-	-	4,222,440	6,223,316	27,587,567	32,348,075	40,877,855	48,048,880

CHANGES IN UNITS:
Beginning units	-	-	480,243	371,443	2,033,231	2,058,008	2,027,729	2,404,729
Units purchased	-	1,657	450,321	297,945	415,960	487,146	27,873	43,597
Units redeemed	-	(1,657)	(595,245)	(189,145)	(644,674)	(511,923)	(317,748)	(420,597)

Ending units	-	-	335,319	480,243	1,804,517	2,033,231	1,737,854	2,027,729

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVCAFS		OVGR		OVB		OVGS3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(544,386)	-	(458,008)	1,791,960	219,581	(5,284)	85,080
Realized gain (loss) on investments	-	2,014,524	-	5,202,460	(3,308,468)	(3,620,686)	1,249,806	556,222
Change in unrealized gain (loss) on investments	-	541,792	-	(2,127,409)	4,069,721	7,422,046	(6,641,561)	7,723,897
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,011,930	-	2,617,043	2,553,213	4,020,941	(5,397,039)	8,365,199

Equity transactions:
Purchase payments received from contract owners (note 3)	-	651,219	-	947,884	559,852	701,672	2,422,146	2,527,645
Transfers between funds	-	(38,330,419)	-	(44,842,183)	(546,661)	(1,006,520)	(1,254,206)	(1,958,377)
Redemptions (note 3)	-	(4,412,489)	-	(6,011,453)	(6,650,841)	(6,039,727)	(10,907,147)	(9,776,125)
Annuity benefits	-	-	-	(15,656)	(8,726)	(8,498)	(10,229)	(10,417)
Contract maintenance charges (note 2)	-	(15,047)	-	(30,536)	(19,464)	(22,526)	(24,172)	(27,637)
Contingent deferred sales charges (note 2)	-	(52,899)	-	(15,978)	(10,633)	(8,788)	(34,522)	(32,346)
Adjustments to maintain reserves	-	248	-	(81,119)	3,028	2,603	7	2,629

Net equity transactions	-	(42,159,387)	-	(50,049,041)	(6,673,445)	(6,381,784)	(9,808,123)	(9,274,628)

Net change in contract owners’ equity	-	(40,147,457)	-	(47,431,998)	(4,120,232)	(2,360,843)	(15,205,162)	(909,429)
Contract owners’ equity beginning of period	-	40,147,457	-	47,431,998	40,248,584	42,609,427	65,157,194	66,066,623

Contract owners’ equity end of period	$-	-	-	-	36,128,352	40,248,584	49,952,032	65,157,194

CHANGES IN UNITS:
Beginning units	-	3,035,663	-	3,323,768	2,443,496	2,839,959	3,037,983	3,525,444
Units purchased	-	255,464	-	97,338	106,922	151,435	243,705	252,926
Units redeemed	-	(3,291,127)	-	(3,421,106)	(494,684)	(547,898)	(708,920)	(740,387)

Ending units	-	-	-	-	2,055,734	2,443,496	2,572,768	3,037,983

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVGS4		OVGS		OVGSS		OVHI3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(289,026)	(162,565)	(28,433)	160,617	(28,966)	(15,259)	47,513	22,999
Realized gain (loss) on investments	(593,653)	(1,000,580)	9,155,029	8,201,720	277,223	144,851	10,667	90,896
Change in unrealized gain (loss) on investments	(6,028,612)	9,908,518	(19,988,626)	8,742,885	(1,062,068)	1,187,915	(79,705)	(24,700)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,911,291)	8,745,373	(10,862,030)	17,105,222	(813,811)	1,317,507	(21,525)	89,195

Equity transactions:
Purchase payments received from contract owners (note 3)	5,312,978	3,648,389	3,819	60	44	772	37,379	47,955
Transfers between funds	(1,193,244)	(2,312,676)	(3,571,171)	(3,887,700)	(341,334)	(680,275)	35,216	103,749
Redemptions (note 3)	(8,007,480)	(5,551,510)	(14,592,300)	(16,389,889)	(1,749,994)	(1,582,132)	(125,397)	(65,716)
Annuity benefits	(4,217)	(591)	(31,173)	(32,381)	-	-	-	-
Contract maintenance charges (note 2)	(8,438)	(8,778)	(55,550)	(63,811)	(982)	(1,065)	(273)	(305)
Contingent deferred sales charges (note 2)	(62,164)	(60,821)	(5,031)	(8,804)	(983)	(12,386)	(166)	(40)
Adjustments to maintain reserves	4,842	249	644	(24,402)	(233)	228	(45)	(61)

Net equity transactions	(3,957,723)	(4,285,738)	(18,250,762)	(20,406,927)	(2,093,482)	(2,274,858)	(53,286)	85,582

Net change in contract owners’ equity	(10,869,014)	4,459,635	(29,112,792)	(3,301,705)	(2,907,293)	(957,351)	(74,811)	174,777
Contract owners’ equity beginning of period	71,541,253	67,081,618	131,498,332	134,800,037	10,268,381	11,225,732	557,028	382,251

Contract owners’ equity end of period	$60,672,239	71,541,253	102,385,540	131,498,332	7,361,088	10,268,381	482,217	557,028

CHANGES IN UNITS:
Beginning units	4,965,773	5,304,073	3,271,262	3,835,051	466,144	584,534	196,791	153,077
Units purchased	880,059	572,329	77	-	45,732	44,325	124,033	367,487
Units redeemed	(1,180,365)	(910,629)	(455,229)	(563,789)	(143,784)	(162,715)	(145,061)	(323,773)

Ending units	4,665,467	4,965,773	2,816,110	3,271,262	368,092	466,144	175,763	196,791

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVHI4		OVHI		OVHIS		OVGI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$586,860	274,978	4,049	2,246	248,271	161,244	(53,651)	(23,433)
Realized gain (loss) on investments	596,792	804,994	(81,366)	(4,627)	(2,885,033)	(2,094,904)	140,383	(87,059)
Change in unrealized gain (loss) on investments	(1,488,525)	(217,501)	77,454	8,272	2,539,282	2,350,135	(263,162)	1,818,433
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(304,873)	862,471	137	5,891	(97,480)	416,475	(176,430)	1,707,941

Equity transactions:
Purchase payments received from contract owners (note 3)	314,199	338,491	-	-	75	3	330,574	428,671
Transfers between funds	863,308	156,026	(514)	(148)	(323,301)	(247,613)	(155,476)	(811,237)
Redemptions (note 3)	(1,269,909)	(888,426)	(25,838)	(705)	(537,967)	(355,029)	(1,710,986)	(2,222,224)
Annuity benefits	-	-	-	-	(132)	(879)	(10,101)	(3,477)
Contract maintenance charges (note 2)	(747)	(724)	(13)	(13)	(513)	(666)	(8,047)	(9,287)
Contingent deferred sales charges (note 2)	(7,676)	(5,910)	(9)	-	(1,211)	(3,592)	(4,289)	(11,082)
Adjustments to maintain reserves	(250)	(275)	(13)	(16)	(298)	(352)	198	(5,509)

Net equity transactions	(101,075)	(400,818)	(26,387)	(882)	(863,347)	(608,128)	(1,558,127)	(2,634,145)

Net change in contract owners’ equity	(405,948)	461,653	(26,250)	5,009	(960,827)	(191,653)	(1,734,557)	(926,204)
Contract owners’ equity beginning of period	7,562,792	7,101,139	49,546	44,537	3,457,324	3,648,977	12,958,985	13,885,189

Contract owners’ equity end of period	$7,156,844	7,562,792	23,296	49,546	2,496,497	3,457,324	11,224,428	12,958,985

CHANGES IN UNITS:
Beginning units	2,685,043	2,841,679	16,199	16,502	856,240	1,019,129	1,392,924	1,710,096
Units purchased	1,826,898	1,605,026	-	-	107,168	44,162	128,555	127,262
Units redeemed	(1,879,310)	(1,761,662)	(8,318)	(303)	(321,174)	(207,051)	(297,877)	(444,434)

Ending units	2,632,631	2,685,043	7,881	16,199	642,234	856,240	1,223,602	1,392,924

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVGIS		OVSC		OVSCS		OVAG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,581,367)	(2,439,041)	(30,238)	(24,629)	(551,854)	(449,933)	(148,752)	(110,071)
Realized gain (loss) on investments	(10,516,619)	(42,293,327)	582,351	385,397	2,622,797	1,139,444	(121,631)	(242,080)
Change in unrealized gain (loss) on investments	9,101,558	79,731,748	(782,465)	405,776	(3,413,977)	7,061,131	(102,654)	2,324,724
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,996,428)	34,999,380	(230,352)	766,544	(1,343,034)	7,750,642	(373,037)	1,972,573

Equity transactions:
Purchase payments received from contract owners (note 3)	12,706,693	11,091,864	212,703	154,475	8,540,960	5,488,712	346,842	315,046
Transfers between funds	(11,850,584)	(82,185,141)	515,063	(518,076)	940,489	348,812	1,955,345	383,865
Redemptions (note 3)	(28,437,308)	(20,982,246)	(553,693)	(815,706)	(4,122,193)	(3,037,218)	(1,579,753)	(1,279,235)
Annuity benefits	(1,497)	(1,326)	(468)	(418)	(1,649)	(196)	-	-
Contract maintenance charges (note 2)	(785,314)	(1,003,204)	(1,401)	(1,472)	(99,384)	(52,301)	(7,690)	(7,732)
Contingent deferred sales charges (note 2)	(223,529)	(306,102)	(1,503)	(1,135)	(30,136)	(30,891)	(4,498)	(7,480)
Adjustments to maintain reserves	(1,037)	6,301	(106)	(937)	2,128	(1,545)	187	935

Net equity transactions	(28,592,576)	(93,379,854)	170,595	(1,183,269)	5,230,215	2,715,373	710,433	(594,601)

Net change in contract owners’ equity	(32,589,004)	(58,380,474)	(59,757)	(416,725)	3,887,181	10,466,015	337,396	1,377,972
Contract owners’ equity beginning of period	248,931,820	307,312,294	4,067,764	4,484,489	46,158,296	35,692,281	9,846,584	8,468,612

Contract owners’ equity end of period	$216,342,816	248,931,820	4,008,007	4,067,764	50,045,477	46,158,296	10,183,980	9,846,584

CHANGES IN UNITS:
Beginning units	17,274,630	24,250,057	411,283	552,543	2,225,257	2,081,552	1,833,474	1,983,089
Units purchased	2,902,651	3,504,682	259,814	136,432	968,998	634,593	1,209,307	306,299
Units redeemed	(4,889,352)	(10,480,109)	(250,978)	(277,692)	(660,301)	(490,888)	(1,142,164)	(455,914)

Ending units	15,287,929	17,274,630	420,119	411,283	2,533,954	2,225,257	1,900,617	1,833,474

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PMVFAD		PMVLAD		PMVTRD		PVGIB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$88,420	(27,682)	(129,068)	(303,815)	245,053	-	(7,543)	267
Realized gain (loss) on investments	610,773	238,768	485,376	638,544	(2,822)	-	(606,386)	(531,838)
Change in unrealized gain (loss) on investments	425,383	939,618	(2,419,505)	5,115,871	(970,242)	-	437,749	925,398
Reinvested capital gains	73,207	141,853	-	660,860	835,917	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,197,783	1,292,557	(2,063,197)	6,111,460	107,906	-	(176,180)	393,827

Equity transactions:
Purchase payments received from contract owners (note 3)	4,148,576	5,563,155	71,828,103	50,786,258	43,402,248	-	25,101	70,830
Transfers between funds	2,732,798	4,982,988	14,125,276	8,823,015	22,982,635	-	(84,556)	(158,372)
Redemptions (note 3)	(2,655,456)	(1,324,483)	(26,147,617)	(14,009,708)	(1,119,580)	-	(709,127)	(513,468)
Annuity benefits	-	-	(572)	(543)	-	-	-	-
Contract maintenance charges (note 2)	(1,604)	(1,201)	(913,678)	(591,612)	(27,481)	-	(554)	(617)
Contingent deferred sales charges (note 2)	(7,003)	(8,038)	(199,377)	(187,479)	(8,887)	-	(2,302)	(3,869)
Adjustments to maintain reserves	(1,339)	344	(5,964)	3,267	(9,593)	-	(259)	52

Net equity transactions	4,215,972	9,212,765	58,686,171	44,823,198	65,219,342	-	(771,697)	(605,444)

Net change in contract owners’ equity	5,413,755	10,505,322	56,622,974	50,934,658	65,327,248	-	(947,877)	(211,617)
Contract owners’ equity beginning of period	17,556,731	7,051,409	203,962,596	153,027,938	-	-	3,507,688	3,719,305

Contract owners’ equity end of period	$22,970,486	17,556,731	260,585,570	203,962,596	65,327,248	-	2,559,811	3,507,688

CHANGES IN UNITS:
Beginning units	1,500,572	649,344	18,042,359	14,013,653	-	-	275,411	329,454
Units purchased	1,265,349	1,621,274	13,186,257	11,267,961	7,565,330	-	52,419	34,597
Units redeemed	(928,168)	(770,046)	(8,056,947)	(7,239,255)	(1,025,009)	-	(114,832)	(88,640)

Ending units	1,837,753	1,500,572	23,171,669	18,042,359	6,540,321	-	212,998	275,411

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PVTIGB		PVTVB		AVBV2		AVCA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$10,953	13,592	(59,022)	(11,210)	(63)	(122)	(112,786)	(83,421)
Realized gain (loss) on investments	(32,882)	(25,323)	379,283	175,040	672	717	(114,742)	(440,367)
Change in unrealized gain (loss) on investments	(67,628)	58,937	(1,159,581)	433,795	(531)	(175)	(401,054)	1,408,817
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(89,557)	47,206	(839,320)	597,625	78	420	(628,582)	885,029

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	1,816	133,759	39	(168)	81,949	98,420
Transfers between funds	(31,881)	(23,220)	277,956	825,860	(39)	(4,729)	(106,757)	(467,154)
Redemptions (note 3)	(137,736)	(78,144)	(521,357)	(429,996)	-	5,141	(1,058,709)	(826,371)
Annuity benefits	-	-	-	-	(4,779)	(4,784)	(1,230)	(1,179)
Contract maintenance charges (note 2)	(82)	(89)	(470)	(458)	-	(1)	(2,531)	(2,656)
Contingent deferred sales charges (note 2)	(16)	(938)	(1,159)	(4,323)	-	-	(5,308)	(8,629)
Adjustments to maintain reserves	(67)	(55)	(110)	(998)	15	164	(384)	(463)

Net equity transactions	(169,782)	(102,446)	(243,324)	523,844	(4,764)	(4,377)	(1,092,970)	(1,208,032)

Net change in contract owners’ equity	(259,339)	(55,240)	(1,082,644)	1,121,469	(4,686)	(3,957)	(1,721,552)	(323,003)
Contract owners’ equity beginning of period	626,033	681,273	3,997,037	2,875,568	8,794	12,751	7,431,040	7,754,043

Contract owners’ equity end of period	$366,694	626,033	2,914,393	3,997,037	4,108	8,794	5,709,488	7,431,040

CHANGES IN UNITS:
Beginning units	39,549	46,786	248,463	213,154	-	-	579,187	687,506
Units purchased	1,067	3,711	137,865	143,627	(159)	6	92,123	99,289
Units redeemed	(12,279)	(10,948)	(164,600)	(108,318)	159	(6)	(180,480)	(207,608)

Ending units	28,337	39,549	221,728	248,463	-	-	490,830	579,187

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AVCD2		VYDS		TRBCG2		TREI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(425,704)	(332,638)	(3,072)	(3,309)	-	(570,283)	-	(203,552)
Realized gain (loss) on investments	(4,005,304)	(2,174,243)	(57,508)	(25,447)	-	6,828,427	-	(6,757,262)
Change in unrealized gain (loss) on investments	2,139,793	5,734,180	16,550	77,984	-	(1,858,084)	-	14,634,695
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,291,215)	3,227,299	(44,030)	49,228	-	4,400,060	-	7,673,881

Equity transactions:
Purchase payments received from contract owners (note 3)	4,465,249	3,153,675	26,609	9,407	-	649,103	-	1,181,314
Transfers between funds	220,884	(730,703)	(102,794)	(6,307)	-	(38,344,020)	-	(78,102,692)
Redemptions (note 3)	(2,512,531)	(2,013,879)	(58,353)	(57,213)	-	(4,256,971)	-	(5,352,320)
Annuity benefits	-	-	-	-	-	(2,839)	-	(2,957)
Contract maintenance charges (note 2)	(73,499)	(40,587)	(135)	(143)	-	(33,065)	-	(118,410)
Contingent deferred sales charges (note 2)	(28,125)	(23,657)	(27)	(34)	-	(60,378)	-	(63,531)
Adjustments to maintain reserves	(734)	(1,336)	(7)	(14)	-	10,273	-	(1,513)

Net equity transactions	2,071,244	343,513	(134,707)	(54,304)	-	(42,037,897)	-	(82,460,109)

Net change in contract owners’ equity	(219,971)	3,570,812	(178,737)	(5,076)	-	(37,637,837)	-	(74,786,228)
Contract owners’ equity beginning of period	23,011,080	19,440,268	526,739	531,815	-	37,637,837	-	74,786,228

Contract owners’ equity end of period	$22,791,109	23,011,080	348,002	526,739	-	-	-	-

CHANGES IN UNITS:
Beginning units	1,298,000	1,278,768	38,329	43,065	-	3,605,643	-	7,776,288
Units purchased	846,862	383,994	2,805	1,032	-	1,421,865	-	869,112
Units redeemed	(730,334)	(364,762)	(13,692)	(5,768)	-	(5,027,508)	-	(8,645,400)

Ending units	1,414,528	1,298,000	27,442	38,329	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TRHS2		TRLT2		VWBFR		VWBF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(205,865)	(14,972)	-	2	398,577	148,817	799,031	299,117
Realized gain (loss) on investments	191,366	(4,892)	-	-	(16,148)	(33,954)	(112,445)	(119,580)
Change in unrealized gain (loss) on investments	(811,736)	306,444	-	-	(133,246)	190,809	(151,075)	428,734
Reinvested capital gains	-	-	-	-	121,547	-	243,995	-

Net increase (decrease) in contract owners’ equity resulting from operations	(826,235)	286,580	-	2	370,730	305,672	779,506	608,271

Equity transactions:
Purchase payments received from contract owners (note 3)	3,367,389	690,956	-	(365)	167,392	112,215	13,537	(68)
Transfers between funds	22,636,118	2,298,567	-	893	344,874	(329,249)	(302,294)	(198,382)
Redemptions (note 3)	(1,226,618)	(97,000)	-	(548)	(1,032,678)	(752,131)	(1,346,118)	(1,465,294)
Annuity benefits	-	-	-	-	-	-	(3,534)	(2,395)
Contract maintenance charges (note 2)	(1,538)	(100)	-	6	(1,582)	(1,852)	(6,255)	(7,162)
Contingent deferred sales charges (note 2)	(8,818)	(2,377)	-	-	(547)	(1,736)	(215)	(315)
Adjustments to maintain reserves	(752)	(119)	-	1	(1,034)	(9,094)	934	969

Net equity transactions	24,765,781	2,889,927	-	(13)	(523,575)	(981,847)	(1,643,945)	(1,672,647)

Net change in contract owners’ equity	23,939,546	3,176,507	-	(11)	(152,845)	(676,175)	(864,439)	(1,064,376)
Contract owners’ equity beginning of period	3,176,507	-	-	11	5,983,174	6,659,349	12,284,956	13,349,332

Contract owners’ equity end of period	$27,116,053	3,176,507	-	-	5,830,329	5,983,174	11,420,517	12,284,956

CHANGES IN UNITS:
Beginning units	301,680	-	-	1	437,415	509,578	511,066	581,103
Units purchased	3,364,199	389,912	-	276	89,462	53,436	-	-
Units redeemed	(1,296,951)	(88,232)	-	(277)	(127,502)	(125,599)	(65,143)	(70,037)

Ending units	2,368,928	301,680	-	-	399,375	437,415	445,923	511,066

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	VWEMR		VWEM		VWHAR		VWHA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(11,913)	(138,158)	(45,550)	(159,116)	(242,307)	(360,401)	(32,427)	(286,967)
Realized gain (loss) on investments	1,458,164	(1,653,517)	(2,137,349)	(1,847,822)	(358,911)	(481,359)	2,234,334	3,549,813
Change in unrealized gain (loss) on investments	(6,253,902)	6,149,883	(3,557,569)	7,028,655	(12,271,602)	11,218,034	(8,124,985)	4,258,555
Reinvested capital gains	-	-	-	-	674,581	-	407,783	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,807,651)	4,358,208	(5,740,468)	5,021,717	(12,198,239)	10,376,274	(5,515,295)	7,521,401

Equity transactions:
Purchase payments received from contract owners (note 3)	617,855	644,719	-	(15)	11,142,816	5,012,352	1,406	22
Transfers between funds	(5,284,411)	918,872	(1,046,520)	(598,977)	8,050,481	11,771,600	(819,801)	(1,128,234)
Redemptions (note 3)	(2,461,309)	(2,523,622)	(2,366,960)	(2,332,627)	(6,217,849)	(4,569,271)	(2,636,150)	(5,195,002)
Annuity benefits	(4,040)	(3,995)	(6,448)	(7,890)	(6,032)	(5,213)	(3,053)	(3,352)
Contract maintenance charges (note 2)	(5,154)	(6,087)	(10,017)	(11,632)	(13,198)	(11,112)	(13,419)	(14,259)
Contingent deferred sales charges (note 2)	(1,943)	(3,010)	(1,176)	(2,434)	(20,399)	(13,710)	(422)	(1,680)
Adjustments to maintain reserves	146	(222)	1,004	(198)	(6,975)	81,390	427	1,170

Net equity transactions	(7,138,856)	(973,345)	(3,430,117)	(2,953,773)	12,928,844	12,266,036	(3,471,012)	(6,341,335)

Net change in contract owners’ equity	(11,946,507)	3,384,863	(9,170,585)	2,067,944	730,605	22,642,310	(8,986,307)	1,180,066
Contract owners’ equity beginning of period	23,339,765	19,954,902	23,980,267	21,912,323	53,770,682	31,128,372	34,084,152	32,904,086

Contract owners’ equity end of period	$11,393,258	23,339,765	14,809,682	23,980,267	54,501,287	53,770,682	25,097,845	34,084,152

CHANGES IN UNITS:
Beginning units	827,950	886,135	946,130	1,081,816	2,350,975	1,143,054	619,064	761,288
Units purchased	119,749	307,759	-	-	2,531,203	1,712,246	1	-
Units redeemed	(396,443)	(365,944)	(148,685)	(135,686)	(1,412,507)	(504,325)	(66,761)	(142,224)

Ending units	551,256	827,950	797,445	946,130	3,469,671	2,350,975	552,304	619,064

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRASP		WRPCP		WRPMP		WRPMAP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(500,298)	(297,396)	(1,047)	-	4,002	(37)	29,602	-
Realized gain (loss) on investments	1,577,566	1,312,225	(10,031)	-	(2,911)	2	(26,852)	-
Change in unrealized gain (loss) on investments	(10,208,797)	4,373,525	(3,265)	-	(63,776)	3,014	(755,920)	-
Reinvested capital gains	-	-	652	-	15,295	-	107,545	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,131,529)	5,388,354	(13,691)	-	(47,390)	2,979	(645,625)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	27,069,234	19,931,616	933,390	-	4,782,149	25,000	14,337,201	-
Transfers between funds	8,920,842	22,206,330	87,869	-	(24,265)	-	(16,720)	-
Redemptions (note 3)	(10,852,045)	(4,950,301)	(877)	-	(61,827)	-	(68,113)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(8,908)	(6,238)	-	-	(255)	-	(123)	-
Contingent deferred sales charges (note 2)	(66,987)	(35,512)	-	-	-	-	-	-
Adjustments to maintain reserves	606	7,115	1	-	1	3	(5)	-

Net equity transactions	25,062,742	37,153,010	1,020,383	-	4,695,803	25,003	14,252,240	-

Net change in contract owners’ equity	15,931,213	42,541,364	1,006,692	-	4,648,413	27,982	13,606,615	-
Contract owners’ equity beginning of period	77,797,454	35,256,090	-	-	27,982	-	-	-

Contract owners’ equity end of period	$93,728,667	77,797,454	1,006,692	-	4,676,395	27,982	13,606,615	-

CHANGES IN UNITS:
Beginning units	6,143,715	2,978,019	-	-	2,491	-	-	-
Units purchased	4,827,421	5,430,985	103,588	-	428,766	2,491	1,255,458	-
Units redeemed	(2,869,668)	(2,265,289)	(11,255)	-	(7,100)	-	(24,900)	-

Ending units	8,101,468	6,143,715	92,333	-	424,157	2,491	1,230,558	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRPMCP		SVDF		SVOF		WFVSCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(202)	-	(468)	(465)	(3,414)	(1,859)	(423,134)	(341,943)
Realized gain (loss) on investments	(9,500)	-	2,076	9,707	26,894	15,502	1,060,262	1,582,023
Change in unrealized gain (loss) on investments	(12,010)	-	(1,575)	1,944	(42,438)	51,989	(2,072,670)	2,464,303
Reinvested capital gains	3,950	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(17,762)	-	33	11,186	(18,958)	65,632	(1,435,542)	3,704,383

Equity transactions:
Purchase payments received from contract owners (note 3)	1,661,641	-	2,363	71	(14,154)	(56,021)	8,919,613	7,483,170
Transfers between funds	15,628	-	1,016	25	(35,273)	36,968	(1,588,741)	8,028,271
Redemptions (note 3)	(28,126)	-	-	(3)	-	41,905	(1,984,912)	(2,201,487)
Annuity benefits	-	-	(7,427)	(10,238)	(32,222)	(33,045)	-	-
Contract maintenance charges (note 2)	(93)	-	(279)	-	(44)	(58)	(72,105)	(22,263)
Contingent deferred sales charges (note 2)	-	-	-	-	-	1,270	(9,935)	(17,634)
Adjustments to maintain reserves	(2)	-	3	(424)	(3,052)	12,723	(792)	(17,148)

Net equity transactions	1,649,048	-	(4,324)	(10,569)	(84,745)	3,742	5,263,128	13,252,909

Net change in contract owners’ equity	1,631,286	-	(4,291)	617	(103,703)	69,374	3,827,586	16,957,292
Contract owners’ equity beginning of period	-	-	39,881	39,264	350,327	280,953	27,016,561	10,059,269

Contract owners’ equity end of period	$1,631,286	-	35,590	39,881	246,624	350,327	30,844,147	27,016,561

CHANGES IN UNITS:
Beginning units	-	-	-	-	836	-	1,674,122	775,011
Units purchased	150,962	-	15	-	-	2,092	1,334,492	2,259,443
Units redeemed	(2,602)	-	59	-	(836)	(1,256)	(978,764)	(1,360,332)

Ending units	148,360	-	74	-	-	836	2,029,850	1,674,122

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WFVSMV		WFVTRB		WFVOG2		NVAGF3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(38)	37	4,038	5,773	(966)	(576)	112,024	149,443
Realized gain (loss) on investments	(493)	(317)	224	235	1,091	2,697	(313,065)	51,578
Change in unrealized gain (loss) on investments	(273)	1,821	3,548	1,419	(5,183)	13,139	100,870	(66,561)
Reinvested capital gains	-	-	11,330	7,389	541	-	173,773	80,474

Net increase (decrease) in contract owners’ equity resulting from operations	(804)	1,541	19,140	14,816	(4,517)	15,260	73,602	214,934

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	(1)	24,573	819,543
Transfers between funds	521	(248)	-	-	(5,242)	83,127	(3,469,556)	921,343
Redemptions (note 3)	(1,178)	(1,169)	-	-	(1,225)	(36,351)	(109,678)	(233,252)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(18)	(10)	(91)	(245)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(108)	(1,228)
Adjustments to maintain reserves	(2)	(3)	(3)	13	10	5	(73)	42

Net equity transactions	(659)	(1,420)	(3)	13	(6,475)	46,770	(3,554,933)	1,506,203

Net change in contract owners’ equity	(1,463)	121	19,137	14,829	(10,992)	62,030	(3,481,331)	1,721,137
Contract owners’ equity beginning of period	9,762	9,641	274,433	259,604	62,030	-	3,481,331	1,760,194

Contract owners’ equity end of period	$8,299	9,762	293,570	274,433	51,038	62,030	-	3,481,331

CHANGES IN UNITS:
Beginning units	1,026	1,175	21,348	21,348	4,925	-	288,563	155,699
Units purchased	106	41	-	-	-	11,151	27,666	240,763
Units redeemed	(181)	(190)	-	-	(564)	(6,226)	(316,229)	(107,899)

Ending units	951	1,026	21,348	21,348	4,361	4,925	-	288,563

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	CSIEF3		GEF3		NVGWL6		WIEP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$28,624	(19,087)	(1,059)	(7,716)	(2,662)	(4,720)	-	-
Realized gain (loss) on investments	(41,389)	(2,233)	(425,178)	(508,522)	154,220	20,289	-	-
Change in unrealized gain (loss) on investments	(210,286)	191,961	385,062	697,776	(229,888)	195,256	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(223,051)	170,641	(41,175)	181,538	(78,330)	210,825	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	20,341	11,823	92,036	114,365	394,116	1,281,617	-	(2)
Transfers between funds	(1,882,814)	671,944	(1,883,961)	(340,451)	(2,511,022)	208,335	-	12
Redemptions (note 3)	(115,708)	(285,984)	(360,558)	(293,048)	(17,563)	(26,982)	-	4
Annuity benefits	(3,110)	(3,139)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(973)	(1,386)	(418)	(1,094)	(4,380)	(2,999)	-	-
Contingent deferred sales charges (note 2)	(8)	(63)	(335)	(1,754)	(177)	(155)	-	(14)
Adjustments to maintain reserves	(33,705)	30,749	(23)	(67)	(182)	(87)	-	-

Net equity transactions	(2,015,977)	423,944	(2,153,259)	(522,049)	(2,139,208)	1,459,729	-	-

Net change in contract owners’ equity	(2,239,028)	594,585	(2,194,434)	(340,511)	(2,217,538)	1,670,554	-	-
Contract owners’ equity beginning of period	2,239,028	1,644,443	2,194,434	2,534,945	2,217,538	546,984	-	-

Contract owners’ equity end of period	$-	2,239,028	-	2,194,434	-	2,217,538	-	-

CHANGES IN UNITS:
Beginning units	196,205	161,230	147,046	186,700	152,509	41,212	-	-
Units purchased	31,812	88,599	42,559	15,764	41,976	132,855	-	-
Units redeemed	(228,017)	(53,624)	(189,605)	(55,418)	(194,485)	(21,558)	-	-

Ending units	-	196,205	-	147,046	-	152,509	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WVCP		JARLCS		GVGHS		GVGH6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	-	-	(5,134)	-	(42,402)
Realized gain (loss) on investments	-	-	-	-	-	(30,704)	-	(19,712)
Change in unrealized gain (loss) on investments	-	-	-	-	-	98,729	-	235,901
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	-	-	62,891	-	173,787

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(116)	-	41,097	-	517,233
Transfers between funds	-	-	-	110	-	(4,129,343)	-	(14,472,834)
Redemptions (note 3)	-	4	-	6	-	(254,115)	-	(334,453)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	(698)	-	(335)
Contingent deferred sales charges (note 2)	-	(3)	-	-	-	(578)	-	(5,194)
Adjustments to maintain reserves	-	(1)	-	-	-	(34)	-	(170)

Net equity transactions	-	-	-	-	-	(4,343,671)	-	(14,295,753)

Net change in contract owners’ equity	-	-	-	-	-	(4,280,780)	-	(14,121,966)
Contract owners’ equity beginning of period	-	-	-	-	-	4,280,780	-	14,121,966

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	342,864	-	1,400,047
Units purchased	-	-	-	-	-	39,645	-	240,262
Units redeemed	-	-	-	-	-	(382,509)	-	(1,640,309)

Ending units	-	-	-	-	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVUSL		SGRF		SGRF2		GGTC2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(8,326)	-	-	-	-	-	(3,519)
Realized gain (loss) on investments	-	(1,063,613)	-	-	-	-	-	(60,911)
Change in unrealized gain (loss) on investments	-	1,188,044	-	-	-	-	-	80,698
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	116,105	-	-	-	-	-	16,268

Equity transactions:
Purchase payments received from contract owners (note 3)	-	72,584	-	(2)	-	40,688	-	-
Transfers between funds	-	(2,841,465)	-	2	-	(34,381)	-	(749,470)
Redemptions (note 3)	-	(187,997)	-	-	-	(5,862)	-	(9,483)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(429)	-	-	-	(445)	-	(79)
Contingent deferred sales charges (note 2)	-	(651)	-	-	-	-	-	(196)
Adjustments to maintain reserves	-	25,455	-	-	-	-	-	(30)

Net equity transactions	-	(2,932,503)	-	-	-	-	-	(759,258)

Net change in contract owners’ equity	-	(2,816,398)	-	-	-	-	-	(742,990)
Contract owners’ equity beginning of period	-	2,816,398	-	-	-	-	-	742,990

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	257,511	-	-	-	-	-	49,650
Units purchased	-	14,748	-	13	-	5,899	-	205
Units redeemed	-	(272,259)	-	(13)	-	(5,899)	-	(49,855)

Ending units	-	-	-	-	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GGTC3		GGTC6		GVUG2		GVUGL
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(21,276)	-	(75,337)	-	(77,131)	-	(10,085)
Realized gain (loss) on investments	-	1,214,804	-	2,044,593	-	(2,328,913)	-	(555,337)
Change in unrealized gain (loss) on investments	-	(1,134,325)	-	(1,591,794)	-	3,037,621	-	670,829
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	59,203	-	377,462	-	631,577	-	105,407

Equity transactions:
Purchase payments received from contract owners (note 3)	-	76,162	-	848,953	-	385,719	-	47,141
Transfers between funds	-	(5,205,603)	-	(15,591,624)	-	(15,146,786)	-	(2,406,440)
Redemptions (note 3)	-	(451,264)	-	(506,101)	-	(456,967)	-	(186,641)
Annuity benefits	-	(283)	-	-	-	-	-	(141)
Contract maintenance charges (note 2)	-	(743)	-	(547)	-	(6,134)	-	(527)
Contingent deferred sales charges (note 2)	-	(852)	-	(5,530)	-	(3,927)	-	(135)
Adjustments to maintain reserves	-	(4,950)	-	(79)	-	(150)	-	(1,406)

Net equity transactions	-	(5,587,533)	-	(15,254,928)	-	(15,228,245)	-	(2,548,149)

Net change in contract owners’ equity	-	(5,528,330)	-	(14,877,466)	-	(14,596,668)	-	(2,442,742)
Contract owners’ equity beginning of period	-	5,528,330	-	14,877,466	-	14,596,668	-	2,442,742

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	503,843	-	1,441,431	-	964,339	-	188,997
Units purchased	-	68,228	-	211,583	-	57,652	-	6,775
Units redeemed	-	(572,071)	-	(1,653,014)	-	(1,021,991)	-	(195,772)

Ending units	-	-	-	-	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JPMCVP		WSCP		ALBS		GVGU2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	(180,035)	(391,423)	-	2,422	-	657
Realized gain (loss) on investments	-	-	2,404,597	1,626,667	-	(37,818)	-	(153,050)
Change in unrealized gain (loss) on investments	-	-	(4,313,690)	2,749,412	-	37,177	-	139,351
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(2,089,128)	3,984,656	-	1,781	-	(13,042)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(10)	321,366	680,575	-	-	-	-
Transfers between funds	-	10	(28,116,105)	(973,119)	-	(221,780)	-	(315,100)
Redemptions (note 3)	-	-	(3,691,090)	(5,014,258)	-	(301)	-	(22,468)
Annuity benefits	-	-	(2,221)	(2,866)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(16,307)	(22,508)	-	(5)	-	(17)
Contingent deferred sales charges (note 2)	-	-	(6,145)	(7,382)	-	-	-	-
Adjustments to maintain reserves	-	-	(10,000)	(812)	-	(1)	-	24

Net equity transactions	-	-	(31,520,502)	(5,340,370)	-	(222,087)	-	(337,561)

Net change in contract owners’ equity	-	-	(33,609,630)	(1,355,714)	-	(220,306)	-	(350,603)
Contract owners’ equity beginning of period	-	-	33,609,630	34,965,344	-	220,306	-	350,603

Contract owners’ equity end of period	$-	-	-	33,609,630	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	2,155,736	2,532,513	-	18,711	-	18,909
Units purchased	-	7	33,589	55,803	-	57	-	-
Units redeemed	-	(7)	(2,189,325)	(432,580)	-	(18,768)	-	(18,909)

Ending units	-	-	-	2,155,736	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVGU		GVGF2		GVGFS		GVGH2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	10,341	-	(996)	-	(1,527)	-	(3,132)
Realized gain (loss) on investments	-	(1,089,826)	-	(417,402)	-	208,774	-	(107,257)
Change in unrealized gain (loss) on investments	-	953,426	-	427,835	-	(174,814)	-	126,131
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(126,059)	-	9,437	-	32,433	-	15,742

Equity transactions:
Purchase payments received from contract owners (note 3)	-	8,575	-	93	-	7,270	-	-
Transfers between funds	-	(3,157,494)	-	(685,151)	-	(2,136,062)	-	(1,265,174)
Redemptions (note 3)	-	(241,472)	-	(17,917)	-	(130,484)	-	(15,278)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(604)	-	(49)	-	(247)	-	(79)
Contingent deferred sales charges (note 2)	-	(544)	-	(414)	-	(420)	-	(350)
Adjustments to maintain reserves	-	(27)	-	(37)	-	(24)	-	(62)

Net equity transactions	-	(3,391,566)	-	(703,475)	-	(2,259,967)	-	(1,280,943)

Net change in contract owners’ equity	-	(3,517,625)	-	(694,038)	-	(2,227,534)	-	(1,265,201)
Contract owners’ equity beginning of period	-	3,517,625	-	694,038	-	2,227,534	-	1,265,201

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	217,412	-	47,904	-	176,927	-	84,308
Units purchased	-	5,298	-	516	-	11,849	-	195
Units redeemed	-	(222,710)	-	(48,420)	-	(188,776)	-	(84,503)

Ending units	-	-	-	-	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GGTC		ACVI2		FALFS		FVMOS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(689)	-	-	-	12,998	-	176,562
Realized gain (loss) on investments	-	9,952	-	-	-	(376,860)	-	(378,818)
Change in unrealized gain (loss) on investments	-	(6,131)	-	-	-	395,018	-	259,775
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	3,132	-	-	-	31,156	-	57,519

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	18,910	-	33,933
Transfers between funds	-	(153,525)	-	-	-	(947,870)	-	(7,011,235)
Redemptions (note 3)	-	(23,150)	-	8	-	(26,296)	-	(329,878)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(195)	-	(8)	-	(47)	-	(207)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(185)	-	(555)
Adjustments to maintain reserves	-	(16)	-	-	-	1	-	(14)

Net equity transactions	-	(176,886)	-	-	-	(955,487)	-	(7,307,956)

Net change in contract owners’ equity	-	(173,754)	-	-	-	(924,331)	-	(7,250,437)
Contract owners’ equity beginning of period	-	173,754	-	-	-	924,331	-	7,250,437

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	59,032	-	-	-	86,156	-	746,449
Units purchased	-	-	-	-	-	1,741	-	60,523
Units redeemed	-	(59,032)	-	-	-	(87,897)	-	(806,972)

Ending units	-	-	-	-	-	-	-	-

								(Continued)

86

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AMMCGS		WFVLCG		WFVMM		BF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	(307)	-	(1,346)	-	-
Realized gain (loss) on investments	-	-	-	(7,407)	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	-	(2,793)	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	(10,507)	-	(1,346)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	62	-	(27)	-	599,270	-	213
Transfers between funds	-	(62)	-	(89,455)	-	(705,524)	-	(213)
Redemptions (note 3)	-	-	-	(3,823)	-	(48,644)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(13)	-	(15)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	(525)	-	-
Adjustments to maintain reserves	-	-	-	90	-	1	-	-

Net equity transactions	-	-	-	(93,228)	-	(155,437)	-	-

Net change in contract owners’ equity	-	-	-	(103,735)	-	(156,783)	-	-
Contract owners’ equity beginning of period	-	-	-	103,735	-	156,783	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	11,201	-	14,747	-	-
Units purchased	-	1	-	4,250	-	118,545	-	24
Units redeemed	-	(1)	-	(15,451)	-	(133,292)	-	(24)

Ending units	-	-	-	-	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

VFLG2
	2011	2010
Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	-	-
Change in unrealized gain (loss) on investments	-	-
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,135
Transfers between funds	-	-
Redemptions (note 3)	-	(1,135)
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	-

Net equity transactions	-	-

Net change in contract owners’ equity	-	-
Contract owners’ equity beginning of period	-	-

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	-
Units purchased	-	230
Units redeemed	-	(230)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS

MidCap Growth Portfolio - Class S Shares (ALMCS)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BB&T FUNDS

Sterling Capital Strategic Allocation Equity VIF (BBCMAG)*

Sterling Capital Select Equity VIF (BBGI)*

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

HUNTINGTON TRUST COMPANY

VA International Equity Fund (HVIE)

VA Situs Fund (HVSIT)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)*

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)*

U.S. Real Estate Portfolio - Class I (MSVRE)*

U.S. Real Estate Portfolio - Class II (MSVREB)

MTB GROUP OF FUNDS

Managed Allocation Fund - Moderate Growth II (VFMG2)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT Emerging Markets Fund - Class VI (GEM6)

NVIT International Equity Fund - Class I (GIG)

NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

American Century NVIT Growth Fund -Class II (CAF2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class II (ACVI2)*

VP International Fund - Class III (ACVI3)*

VP International Fund - Class IV (ACVI4)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)*

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Initial Class R (FHIPR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Initial Class R (FOPR)

VIP Fund - Overseas Portfolio - Service Class 2 (FO2)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

Partners Portfolio - I Class Shares (AMTP)*

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Balanced Fund/VA - Non-Service Shares (OVMS)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Class 4 (OVGS4)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Class 4 (OVHI4)

High Income Fund/VA - Non-Service Shares (OVHI)

High Income Fund/VA - Service Class (OVHIS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

V.I. Basic Value Fund - Series II (AVBV2)*

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series II (AVCD2)

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Bond Fund: Class R1 (VWBFR)

VIP Trust - Global Bond Fund: Initial Class (VWBF)

VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)

VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)*

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)

Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)

Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)

*At December 31, 2011, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount redeemed. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following two pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	America’s Vision	NEBA	Schwab Custom Solutions	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.80%	0.95%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	-	0.10%	0.20%
Combination Enhanced	-	-	-	0.40%	-
Return of Premium					0.10%
Beneficiary Protector II Option	-	-	-	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Spousal Continuation Benefit Option	-	-	-	-	0.30%
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-	0.50%	-
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-	-	1.00%(12)
7% Lifetime Income Option (Non-New York)	-	-	-	-	1.00%(13)

Maximum Variable Account Charges*	1.30%	1.40%	0.80%	2.20%	2.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

Nationwide Variable Account - II Options	America’s Future II	All American Gold	Achiever	Income Architect
Variable Account Charges - Recurring	1.15%	1.15%	1.55%	0.40%
CDSC Options:
Four Year CDSC	0.30%	0.50%	0.20%	-
No CDSC	0.35%	0.55%	0.25%	-
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%(2)	0.20%(2)	-	-
One-Year Enhanced	0.10%(4)	0.10%(4)	-	-
One-Month Enhanced	-	0.35%(2)	0.20%(2)	-
Combination Enhanced II	-	-	0.45%(11)	-
Combination Enhanced	-	0.40%(5)	0.30%(5)	-
Beneficiary Protector II Option	-	0.35%	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	1.00%	1.00%	-
Capital Preservation Plus Option	0.50%(17)	0.50%(17)	0.50%(17)	-
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(12)	1.00%(12)	1.00%(12)	-
7% Lifetime Income Option (Non-New York)	1.00%(13)	1.00%	1.00%(13)	-
10% Lifetime Income Option	1.20%(14)	1.20%	1.20%(14)	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	0.15%	0.15%	-
7% Spousal Continuation Benefit (Non-New York)	0.15%	0.30%(20)	0.15%	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(16)	0.30%(16)(21)	0.30%(16)	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	0.60%(18)
Spousal Continuation Benefit Option	-	-	-	0.10%(18)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%	0.45%(17)	0.10%	-
4% Extra Value Credit Option	0.40%	-	0.25%	-
5% Extra Value Credit Option	-	0.70%(17)	0.45%(9)	-
5% Extra Value Credit Option	-	-	0.55%(10)	-

Maximum Variable Account Charges*	3.55%	4.60%(1)	4.60%(1)	1.10%(1)

Nationwide Variable Account - II Options	Future Venue	Destination C	Destination L	Elite Venue	Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(3)	-	-	-	-
One-Year Enhanced	0.10%(4)	-	0.20%	-	-
One-Month Enhanced II	0.35%(3)	0.20%(2)	-	0.20%(2)	0.20%(2)
One-Month Enhanced	0.30%(6)	0.20%(6)	0.35%	0.20%(6)	0.20%(6)
Combination Enhanced II	0.45%(3)	0.35%(2)	-	0.35%(2)	0.35%(2)
Combination Enhanced	0.40%(7)	0.30%(7)	0.45%	0.30%(7)	0.30%(7)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%(3)	-	-	-	-
Spousal Protection Annuity Option	0.10%(8)	0.20%	-	0.20%	0.20%
Beneficiary Protector II Option	0.35%	0.35%	0.35%	0.35%	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	-	1.00%(17)	1.00%	1.00%
Capital Preservation Plus Option	0.50%(17)	0.50%(17)	-	0.50%(17)	0.50%(17)
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(12)	-	1.00%(12)	1.00%(12)	1.00%(12)
7% Lifetime Income Option (New York)			1.00%
7% Lifetime Income Option (Non-New York)	1.00%(13)	-	-	1.00%(13)	1.00%(13)
10% Lifetime Income Option	1.20%(14)	-	1.20%	1.20%(14)	1.20%(14)
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	-	0.15%	0.15%	0.15%
7% Spousal Continuation Benefit (New York)			0.3%(20)
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	-	0.15%	0.15%
10% Spousal Continuation Benefit (Non-New York)	0.30%(16)	-	0.30%(16)(21)	0.30%(16)	0.30%(16)
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force. 3% Extra Value Credit Option	0.45%	-	-	-	-

Maximum Variable Account Charges*	4.05%(1)	3.00%	4.05%(1)	4.15%(1)	3.90%(1)

Nationwide Variable Account - II Options	Destination B	Destinnation EV	Destination Navigator	Destination Navigator-NY
Variable Account Charges - Recurring	1.30%	1.85%	1.30%	1.30%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II		-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II
One-Month Enhanced	0.35%	0.35%	0.35%
Combination Enhanced II
Combination Enhanced	0.45%	0.45%	0.45%
Return of Premium
Beneficiary Protector II Option
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.	0.35%	0.35%	0.35%	-
Lifetime Income Option
5% Lifetime Income Option (New York)				1.00%
5% Lifetime Income Option (Non-New York)	1.00%(17)		1.00%
7% Lifetime Income Option (New York)		1.00%		1.00%
7% Lifetime Income Option (Non-New York)	1.00%
10% Lifetime Income Option (New York)				1.20%
10% Lifetime Income Option (Non-New York)	1.20%	1.20%	1.20%
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%(17)			0.15%(19)
5% Spousal Continuation Benefit (Non-New York)			0.15%(19)
7% Spousal Continuation Benefit (New York)	0.30%(15)(20)	0.30%(15)(20)		0.30%(15)(20)
7% Spousal Continuation Benefit (Non-New York)
10% Spousal Continuation Benefit (New York)
10% Spousal Continuation Benefit (Non-New York)	0.30%(16)(21)	0.30%(16)(21)	0.30%(16)(21)
Reduced CDSC Option (“Liquidity Option”)			0.50%	0.50%

Maximum Variable Account Charges*	3.60%	4.15%	4.10%	3.30%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

(*) The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(1) The total variable account charges associated with this product may be higher or lower than this amount, depending on whether the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is higher or lower than the daily net assets. For purposes of this table, the Company assumes the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is equal to the daily net assets.

(2) Available beginning May 1, 2004 or a later date if state law requires

(3) Available beginning September 1, 2004 or a later date if state law requires

(4) Available until state approval is received for the One-Year Enhanced Death Benefit II Option

(5) Available until state approval is received for the One-Month Enhanced Death Benefit Option

(6) Available until state approval is received for the One-Month Enhanced Death Benefit II Option

(7) Available until state approval is received for the Combination Enhanced Death Benefit II Option

(8) Available until state approval is received for the Spousal Protection Annuity II Option

(9) Non-NY residents

(10) NY residents

(11) Available beginning May 1, 2007 or a later date if state law requires

(12) Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the current income base and is assessed through the reduction of units.

(13) Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.95% of the current income base and is assessed through the reduction of units.

(14) Currently, the charge associated with the 10% Lifetime Income Option is equal to 1.00% of the current income base and is assessed through the reduction of units.

(15) Currently, the charge associated with the 7% Spousal Continuation Benefit is equal to 0.15% of the current income base and is assessed through the reduction of units.

(16) Currently, the charge associated with the 10% Spousal Continuation Benefit is equal to 0.20% of the current income base and is assessed through the reduction of units.

(17) No longer available.

(18) This charge is a percentage of the Guaranteed Lifetime Withdrawal Base.

(19) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(20) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Spousal Continuation Benefit is equal to 0.15% of the Current Income Benefit Base.

(21) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	ALMCS	AFGF	AFHY	AFGC	MLVGA3	CHSMM	DSIF

0.40%	$51,926	$-	$-	$-	$-	$-	$-	$-
0.65%	72,048	-	-	-	-	-	14	-
0.75%	307,638	-	-	-	-	2,160	11,033	-
0.80%	191,127	-	-	-	-	195	-	8,936
0.85%	454,811	-	-	-	-	892	14,319	-
0.95%	319,600	782	-	-	-	908	44,550	-
1.05%	305,269	3,200	-	-	-	1,466	47,949	-
1.10%	10,244,270	-	-	-	-	24,598	-	-
1.15%	43,610,469	-	-	-	-	91,525	-	-
1.20%	346,240	-	-	-	-	1,502	-	-
1.25%	5,057,086	-	-	-	-	40,656	-	-
1.30%	72,830,592	-	139,269	17,183	15,802	182,682	-	2,035,779
1.35%	10,733,764	-	-	-	-	60,748	2,556	-
1.40%	17,887,594	-	-	-	-	64,735	-	1,020,731
1.45%	5,989,711	1,167	-	-	-	31,422	19	-
1.50%	14,132,522	-	-	-	-	196,401	-	-
1.55%	35,909,471	-	-	-	-	169,845	1,357	-
1.60%	2,728,589	-	-	-	-	72,170	-	-
1.65%	10,777,624	-	-	-	-	54,272	-	-
1.70%	3,463,234	-	-	-	-	13,281	-	-
1.75%	83,127,306	-	-	-	-	316,866	-	-
1.80%	8,680,372	-	-	-	-	89,038	-	-
1.85%	6,568,362	-	-	-	-	23,276	-	-
1.90%	3,100,073	-	-	-	-	12,699	-	-
1.95%	15,544,642	-	-	-	-	137,502	-	-
2.00%	15,774,558	-	-	-	-	47,846	-	-
2.05%	4,283,574	-	-	-	-	5,226	-	-
2.10%	6,398,064	-	-	-	-	44,043	-	-
2.15%	10,727,788	-	-	-	-	10,772	-	-
2.20%	6,217,188	-	-	-	-	28,848	-	-
2.25%	6,053,675	-	-	-	-	545	-	-
2.30%	3,422,312	-	-	-	-	8,534	-	-
2.35%	23,301,832	-	-	-	-	18,623	-	-
2.40%	3,379,685	-	-	-	-	1,075	-	-
2.45%	2,058,223	-	-	-	-	4,488	-	-
2.50%	8,864,196	-	-	-	-	-	-	-
2.55%	2,120,950	-	-	-	-	1,624	-	-
2.60%	1,059,179	-	-	-	-	-	-	-
2.65%	255,265	-	-	-	-	522	-	-
2.70%	1,011,979	-	-	-	-	-	-	-
2.75%	227,953	-	-	-	-	-	-	-
2.80%	303,788	-	-	-	-	-	-	-
2.85%	223,405	-	-	-	-	-	-	-
2.90%	180,592	-	-	-	-	-	-	-
2.95%	176,225	-	-	-	-	-	-	-
3.00%	66,869	-	-	-	-	-	-	-
3.05%	62,858	-	-	-	-	-	-	-
3.10%	12,393	-	-	-	-	-	-	-
3.15%	652	-	-	-	-	-	-	-
3.20%	2,308	-	-	-	-	-	-	-
3.25%	6,939	-	-	-	-	-	-	-
3.30%	1,937	-	-	-	-	-	-	-
3.40%	351	-	-	-	-	-	-	-

Totals	$448,629,078	$5,149	$139,269	$17,183	$15,802	$1,760,985	$121,797	$3,065,446

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	DSIFS	DSRG	HVIE	HVSIT	JPMMV1	JABS	JACAS	JAGTS2

0.40%	$146	$-	$27	$-	$-	$-	$160	$-
0.65%	98	-	3	-	-	-	285	-
0.75%	2,378	-	421	135	-	-	719	12
0.80%	-	2,291	-	-	178	-	2,505	160
0.85%	6,865	-	5	104	-	-	3,945	6
0.95%	17,536	-	-	-	-	12,672	9,167	436
1.05%	14,364	-	-	-	-	20,824	9,334	227
1.10%	32,103	-	13	11	-	352	21,192	701
1.15%	303,730	-	1,960	5,932	-	20,212	197,261	8,547
1.20%	7,778	-	-	-	-	135	190	-
1.25%	44,604	-	132	324	-	13,445	20,980	946
1.30%	81,714	438,932	13,343	24,943	60,021	82	328,459	72,350
1.35%	60,841	-	176	1,353	-	227	75,496	4,150
1.40%	18,378	125,255	-	-	20,164	629	69,096	17,196
1.45%	67,691	-	140	96	-	6,746	34,715	2,763
1.50%	102,336	-	3,859	5,859	-	9,012	57,415	10,643
1.55%	199,250	-	4,130	7,090	-	31,840	169,924	9,453
1.60%	35,158	-	757	1,836	-	2,067	22,955	3,484
1.65%	63,949	-	726	2,769	-	1,694	42,501	13,239
1.70%	16,986	-	135	169	-	7,104	13,549	658
1.75%	199,274	-	4,429	19,829	-	5,499	275,665	7,308
1.80%	69,924	-	3,707	957	-	10,521	38,830	1,684
1.85%	44,606	-	1,723	3,939	-	1,958	26,547	1,372
1.90%	18,198	-	138	3,103	-	129	13,388	509
1.95%	40,753	-	1,669	1,631	-	3,580	55,528	2,619
2.00%	61,276	-	244	4,309	-	800	66,971	3,076
2.05%	27,076	-	734	2,311	-	6,508	8,789	1,279
2.10%	25,668	-	193	1,481	-	942	24,553	3,609
2.15%	18,332	-	189	635	-	503	28,600	1,458
2.20%	16,411	-	1,725	595	-	769	22,762	4,569
2.25%	8,223	-	32	13	-	937	9,839	-
2.30%	15,599	-	12	692	-	1,852	20,297	469
2.35%	16,362	-	367	765	-	-	53,593	-
2.40%	4,963	-	-	76	-	-	12,068	-
2.45%	3,359	-	-	79	-	2,554	8,357	638
2.50%	6,945	-	-	266	-	-	25,818	-
2.55%	1,312	-	-	1,239	-	-	6,208	84
2.60%	3,305	-	-	127	-	-	6,179	-
2.65%	1,042	-	-	-	-	-	1,279	-
2.70%	1,582	-	-	61	-	-	1,756	-
2.75%	438	-	-	-	-	-	433	-
2.80%	-	-	-	-	-	-	580	-
2.85%	660	-	-	-	-	-	89	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	72	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,661,213	$566,478	$40,989	$92,729	$80,363	$163,593	$1,788,049	$173,645

	JAGTS	JAIGS2	JAIGS	MIGSC	MVFSC	MVIVSC	MSVFI	MSVF2

0.40%	$-	$-	$-	$-	$129	$80	$-	$-
0.65%	-	677	-	-	1,905	115	-	-
0.75%	-	2,504	-	-	4,116	768	-	-
0.80%	35	6,758	112	-	320	-	2	-
0.85%	-	6,394	-	-	12,019	533	-	1
0.95%	-	20,737	940	179	1,962	179	-	4,302
1.05%	-	18,804	350	-	832	185	-	1,292
1.10%	-	12,339	-	782	66,846	1,944	-	3,502
1.15%	-	209,205	7,379	16,990	512,232	39,125	-	35,413
1.20%	-	194	-	1,168	5,159	-	-	96
1.25%	-	29,903	4,130	12,736	49,830	2,864	-	9,256
1.30%	18,338	521,046	51,145	318	256,709	106,144	15,541	-
1.35%	-	77,295	-	2,959	123,738	11,187	-	10,477
1.40%	8,293	120,339	21,278	2,011	81,833	9,697	7,218	3,675
1.45%	-	35,298	106	3,592	80,463	4,697	-	12,353
1.50%	-	39,169	709	18,207	122,510	26,444	-	25,310
1.55%	-	206,511	3,961	24,896	475,532	27,702	-	52,135
1.60%	-	29,593	46	4,005	35,179	10,611	-	4,327
1.65%	-	61,024	315	8,028	130,596	8,796	-	10,814
1.70%	-	16,456	3,352	5,992	71,539	1,360	-	14,763
1.75%	-	150,468	751	16,317	1,238,618	113,538	-	59,098
1.80%	-	54,642	1,148	8,210	137,315	8,165	-	14,223
1.85%	-	16,262	656	11,665	72,277	17,090	-	7,498
1.90%	-	18,041	-	2,432	32,764	2,839	-	2,638
1.95%	-	26,629	761	2,942	178,648	30,121	-	12,121
2.00%	-	42,434	-	2,808	306,029	19,616	-	16,799
2.05%	-	7,587	2,211	7,567	47,029	7,394	-	4,406
2.10%	-	27,511	869	5,610	87,781	6,595	-	5,412
2.15%	-	12,142	201	3,225	232,976	4,197	-	4,606
2.20%	-	22,539	-	1,583	68,679	9,559	-	4,009
2.25%	-	616	-	1,441	115,521	616	-	2,627
2.30%	-	7,694	-	3,627	33,280	4,363	-	2,691
2.35%	-	3,507	-	1,737	629,455	7,350	-	15,635
2.40%	-	395	-	-	71,775	2,314	-	2,495
2.45%	-	4,543	-	1,287	40,131	3,150	-	443
2.50%	-	262	-	511	34,075	2,462	-	11,249
2.55%	-	4,533	-	72	51,047	1,105	-	893
2.60%	-	-	-	-	30,063	199	-	1,038
2.65%	-	919	-	-	1,209	770	-	83
2.70%	-	-	-	-	12,115	34	-	150
2.75%	-	-	-	2	2,761	-	-	-
2.80%	-	2,087	-	29	1,726	5	-	-
2.85%	-	-	-	-	486	-	-	-
2.90%	-	-	-	-	3,532	-	-	-
2.95%	-	-	-	-	634	-	-	43
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	851	-	-	629
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	61	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$26,666	$1,817,057	$100,420	$172,928	$5,464,287	$493,913	$22,761	$356,502

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	MSEM	MSEMB	VKVGR2	MSVRE	MSVREB	VFMG2	NVAMV1	NVAMV2

0.40%	$-	$-	$-	$-	$-	$-	$-	$37
0.65%	-	-	-	-	-	-	-	157
0.75%	-	-	-	-	-	-	-	884
0.80%	24	-	-	-	-	-	1,752	-
0.85%	-	-	-	-	-	-	-	1,946
0.95%	-	-	-	-	-	-	-	7,701
1.05%	-	-	-	-	-	-	-	7,269
1.10%	-	417	-	-	-	-	-	39,862
1.15%	-	2,671	-	-	59	20,900	-	338,770
1.20%	-	-	-	-	-	-	-	2,268
1.25%	-	1,442	-	-	-	19,952	-	56,054
1.30%	35,448	-	-	364	-	-	557,931	61,124
1.35%	-	-	-	-	8	2,657	-	126,782
1.40%	14,469	559	-	208	-	292	203,370	38,063
1.45%	-	778	-	-	-	142	-	82,539
1.50%	-	4,665	-	-	22	-	-	70,232
1.55%	-	1,686	-	-	-	74	-	318,923
1.60%	-	27	-	-	-	426	-	16,416
1.65%	-	221	-	-	-	1,194	-	89,263
1.70%	-	402	-	-	-	-	-	40,548
1.75%	-	653	43	-	-	5,792	-	441,737
1.80%	-	615	-	-	-	-	-	84,880
1.85%	-	186	-	-	-	1,261	-	51,831
1.90%	-	-	-	-	-	308	-	26,471
1.95%	-	177	-	-	-	613	-	56,878
2.00%	-	-	-	-	-	-	-	64,822
2.05%	-	574	-	-	-	-	-	30,450
2.10%	-	-	-	-	-	-	-	43,950
2.15%	-	-	-	-	-	-	-	60,176
2.20%	-	-	-	-	-	641	-	29,893
2.25%	-	-	-	-	-	-	-	28,981
2.30%	-	-	-	-	-	-	-	25,630
2.35%	-	-	-	-	-	87	-	74,632
2.40%	-	-	-	-	-	-	-	14,980
2.45%	-	-	-	-	-	-	-	12,180
2.50%	-	-	-	-	-	-	-	34,915
2.55%	-	-	-	-	-	-	-	3,401
2.60%	-	-	-	-	-	-	-	6,109
2.65%	-	-	-	-	-	-	-	1,035
2.70%	-	-	-	-	-	-	-	2,568
2.75%	-	-	-	-	-	-	-	60
2.80%	-	-	-	-	-	-	-	6,757
2.85%	-	-	-	-	-	-	-	1,391
2.90%	-	-	-	-	-	-	-	1,587
2.95%	-	-	-	-	-	-	-	535
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	119
3.40%	-	-	-	-	-	-	-	-

	$49,941	$15,073	$43	$572	$89	$54,339	$763,053	$2,404,806

	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM

0.40%	$-	$-	$45	$27	$113	$-	$-	$-
0.65%	4,461	1,101	14	97	1,116	-	-	-
0.75%	7,926	2,466	1,461	678	3,639	-	69	-
0.80%	571	439	618	1,538	287	-	111	54
0.85%	5,402	2,457	854	2,749	4,328	-	365	-
0.95%	283	4,769	1,648	2,616	1,516	871	7,469	-
1.05%	2,199	3,068	1,902	2,173	742	94	3,530	-
1.10%	1,589,783	401,760	26,963	58,625	368,444	398	4,668	-
1.15%	4,675,109	1,564,247	229,648	367,173	1,436,059	19,075	202,305	-
1.20%	8,903	6,074	1,301	2,013	4,235	1,105	143	-
1.25%	443,639	106,237	28,471	36,073	86,550	10,812	23,850	-
1.30%	5,322,514	1,637,550	225,958	337,703	1,540,760	43	129,511	1,659
1.35%	1,113,197	353,083	88,144	130,158	347,223	4,384	50,068	-
1.40%	272,779	77,692	44,341	74,795	28,418	1,213	49,334	3,646
1.45%	437,920	171,891	33,247	64,025	141,414	5,164	50,304	-
1.50%	1,721,411	539,778	87,652	141,663	521,769	4,652	86,433	-
1.55%	3,713,298	1,391,146	217,446	395,683	1,298,808	27,264	196,107	-
1.60%	106,024	38,983	25,207	64,109	44,808	2,418	45,828	-
1.65%	790,671	212,813	52,439	89,399	174,737	5,376	63,451	-
1.70%	277,501	133,875	25,290	37,557	113,204	4,993	10,686	-
1.75%	9,287,850	2,621,517	359,003	638,765	2,448,158	6,670	137,786	-
1.80%	522,916	180,711	41,483	93,015	135,358	10,052	76,559	-
1.85%	660,818	248,091	22,962	50,056	230,208	7,896	29,762	-
1.90%	183,446	167,622	10,348	22,163	162,564	973	16,964	-
1.95%	1,739,686	503,316	63,288	112,529	480,770	205	20,927	-
2.00%	1,143,804	369,434	46,434	102,288	357,040	1,192	48,842	-
2.05%	257,278	191,062	12,251	17,601	177,495	547	5,034	-
2.10%	595,106	169,169	27,792	49,200	150,215	3,042	13,110	-
2.15%	358,641	262,090	14,063	33,356	252,822	652	8,475	-
2.20%	612,746	238,540	19,222	41,357	231,360	-	15,629	-
2.25%	588,331	575,654	8,213	23,671	556,700	-	6,169	-
2.30%	249,291	180,615	12,376	19,728	188,400	20	3,454	-
2.35%	1,380,823	1,345,697	26,853	67,351	1,308,660	628	7,922	-
2.40%	284,922	266,610	5,414	5,508	256,314	-	263	-
2.45%	165,557	117,099	5,043	9,408	105,495	-	5,046	-
2.50%	1,242,284	1,280,994	20,747	33,267	1,252,505	-	150	-
2.55%	147,141	121,029	2,111	5,694	116,618	-	9,044	-
2.60%	46,353	51,509	4,273	3,228	44,950	-	-	-
2.65%	22,242	22,076	2,016	3,184	23,129	-	20	-
2.70%	88,858	87,668	799	3,020	85,150	-	-	-
2.75%	18,870	18,417	171	336	16,910	-	2	-
2.80%	40,221	21,861	339	2,412	20,865	-	3,329	-
2.85%	25,743	27,511	-	684	26,285	-	-	-
2.90%	7,990	7,293	480	1,088	7,175	-	-	-
2.95%	27,234	27,929	227	148	27,808	-	-	-
3.00%	2,005	2,053	-	-	2,046	-	-	-
3.05%	4,779	4,895	123	344	4,880	-	-	-
3.10%	687	704	-	-	702	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	1,169	1,197	-	-	1,194	-	-	-
3.30%	-	85	58	59	59	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$40,200,382	$15,761,877	$1,798,738	$3,148,314	$14,790,005	$119,739	$1,332,719	$5,359

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	GEM2	GEM3	GEM6	GIG	GIG3	NVIE6	NVNMO1	NVNMO2

0.40%	$-	$-	$-	$-	$-	$28	$-	$1
0.65%	-	-	-	-	-	10	-	27
0.75%	-	-	848	-	-	450	-	447
0.80%	-	1,381	-	54	916	-	2,745	-
0.85%	-	-	1,162	-	-	240	-	58
0.95%	-	-	921	-	-	228	-	205
1.05%	-	-	1,587	-	-	457	-	40
1.10%	245	-	8,604	-	-	6,611	-	7,244
1.15%	5,160	-	164,167	-	-	41,259	-	25,045
1.20%	477	-	253	-	-	-	-	116
1.25%	2,160	-	15,413	-	-	4,426	-	7,760
1.30%	-	343,857	17,805	117	243,948	18,621	746,693	33,047
1.35%	-	-	41,405	-	-	11,802	-	14,145
1.40%	2,336	70,359	5,155	337	151,262	1,516	428,974	3,446
1.45%	475	-	31,897	-	-	23,330	-	1,794
1.50%	741	-	41,544	-	-	17,877	-	14,042
1.55%	4,369	-	128,841	-	-	39,375	-	40,013
1.60%	15	-	28,624	-	-	9,153	-	2,629
1.65%	364	-	35,126	-	-	11,094	-	40,817
1.70%	796	-	15,526	-	-	4,878	-	889
1.75%	716	-	93,043	-	-	79,314	-	64,052
1.80%	1,380	-	36,102	-	-	8,218	-	10,790
1.85%	1,718	-	16,244	-	-	7,842	-	5,210
1.90%	1,044	-	6,238	-	-	5,212	-	1,311
1.95%	695	-	29,051	-	-	12,009	-	22,180
2.00%	-	-	33,341	-	-	16,647	-	29,466
2.05%	91	-	4,691	-	-	3,632	-	6,889
2.10%	198	-	31,861	-	-	7,639	-	8,703
2.15%	826	-	7,063	-	-	2,198	-	4,820
2.20%	172	-	11,238	-	-	5,302	-	10,331
2.25%	140	-	3,124	-	-	1,950	-	727
2.30%	-	-	7,454	-	-	7,494	-	7,866
2.35%	-	-	4,566	-	-	10,181	-	5,354
2.40%	-	-	516	-	-	1,151	-	1,232
2.45%	311	-	8,642	-	-	792	-	6,661
2.50%	-	-	644	-	-	2,726	-	1,284
2.55%	-	-	2,754	-	-	3,644	-	1,205
2.60%	-	-	-	-	-	435	-	-
2.65%	-	-	1,813	-	-	90	-	2,490
2.70%	-	-	146	-	-	-	-	-
2.75%	-	-	494	-	-	426	-	32
2.80%	-	-	1,216	-	-	1,301	-	10,203
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$24,429	$415,597	$839,119	$508	$396,126	$369,558	$1,178,412	$392,571

	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2

0.40%	$-	$17	$-	$626	$839	$-	$961	$-
0.65%	-	1,255	-	2,535	7,366	395	3,210	-
0.75%	-	3,964	413	11,430	16,664	3,009	29,002	16,916
0.80%	118	-	82	50	712	-	-	96
0.85%	-	9,955	458	18,898	48,922	9,410	24,639	2,644
0.95%	-	97	-	-	-	-	-	-
1.05%	-	263	-	-	-	-	-	-
1.10%	-	32,740	2,415	991,075	954,517	337,621	1,339,395	106,860
1.15%	-	263,234	59,423	1,380,818	2,914,428	694,785	2,912,208	831,928
1.20%	-	3,434	336	10,130	9,151	24,427	24,242	-
1.25%	-	19,857	7,306	213,914	268,682	99,019	270,122	39,215
1.30%	23,590	40,358	24,913	2,580,994	3,579,346	810,936	3,572,868	89,933
1.35%	-	55,913	10,024	263,643	794,872	142,499	708,757	203,796
1.40%	4,986	28,575	2,419	41,438	17,138	44,515	84,955	32,118
1.45%	-	35,275	4,276	156,299	206,379	154,891	277,495	83,687
1.50%	-	49,955	8,864	745,596	1,329,860	221,079	1,184,682	112,329
1.55%	-	273,951	33,774	1,024,454	1,783,972	754,865	1,960,277	718,342
1.60%	-	12,654	15,351	40,349	26,807	29,789	65,986	17,887
1.65%	-	79,589	8,869	254,543	341,460	225,375	525,541	212,657
1.70%	-	42,742	6,500	66,135	164,360	15,355	115,926	37,057
1.75%	-	781,925	43,695	2,725,549	7,498,902	1,724,669	6,312,464	1,584,900
1.80%	-	71,029	14,279	168,619	229,271	206,481	359,983	152,469
1.85%	-	34,091	934	309,664	536,121	164,983	392,441	77,383
1.90%	-	23,858	70	177,121	367,436	23,999	144,070	27,878
1.95%	-	94,052	18,171	600,412	1,755,334	313,334	1,114,523	251,284
2.00%	-	229,757	31,414	452,757	596,575	395,125	910,323	346,276
2.05%	-	33,140	1,351	115,717	224,482	19,409	123,960	101,673
2.10%	-	51,936	37,768	160,391	430,053	273,513	356,231	92,683
2.15%	-	185,734	1,371	260,589	420,381	38,649	282,831	341,164
2.20%	-	43,344	10,022	352,953	408,349	158,254	458,797	102,960
2.25%	-	84,961	-	392,274	61,531	28,477	43,421	54,164
2.30%	-	14,229	679	172,138	290,845	68,317	179,242	84,829
2.35%	-	494,194	2,519	1,649,554	496,802	86,608	623,498	249,030
2.40%	-	54,252	3,691	172,971	103,518	20,567	65,958	55,280
2.45%	-	30,387	235	190,864	137,838	29,394	59,920	18,794
2.50%	-	3,813	-	2,145,733	232,571	71,386	71,672	20,617
2.55%	-	40,708	2,751	89,084	142,544	15,936	73,095	2,400
2.60%	-	18,336	47,916	94,843	720	11,000	23,513	6,152
2.65%	-	2,100	193	2,757	7,965	2,693	13,157	3,556
2.70%	-	9,892	-	206,682	14,388	5,272	26,359	5,940
2.75%	-	2,248	-	15,146	-	2,874	10,551	-
2.80%	-	1,489	-	815	962	11,831	-	1,677
2.85%	-	339	-	32,809	9,578	2,983	12,336	-
2.90%	-	3,140	-	966	-	-	4,456	1,424
2.95%	-	598	-	6,225	3,905	249	5,329	-
3.00%	-	-	-	560	1,254	-	-	-
3.05%	-	307	-	8,870	-	3,210	-	2,343
3.10%	-	-	-	1,023	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	61	-	-	-	-	-	-
3.25%	-	-	-	2,178	-	-	971	137
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	351	-

	$28,694	$3,263,748	$402,482	$18,312,191	$26,436,800	$7,247,183	$24,769,718	$6,090,478

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF	CAF

0.40%	$82	$-	$88	$3	$-	$-	$96	$-
0.65%	2,626	-	1,455	-	-	1,203	2,137	-
0.75%	6,276	-	3,599	835	-	2,120	7,409	-
0.80%	39	68	-	560	23,493	-	3,558	5,087
0.85%	13,248	-	8,323	216	-	7,913	16,652	-
0.95%	-	-	1,848	23	-	1,828	13,760	-
1.05%	-	-	1,711	107	-	2,885	11,582	-
1.10%	383,179	-	36,798	12,369	-	30,478	53,483	-
1.15%	835,933	-	187,067	40,754	-	276,950	652,762	-
1.20%	2,745	-	2,819	-	-	3,540	5,610	-
1.25%	97,088	-	21,206	9,317	-	20,304	74,592	-
1.30%	933,437	20,493	25,440	66,890	1,300,765	12,045	1,094,486	343,388
1.35%	190,154	-	34,991	8,896	-	60,953	170,362	-
1.40%	34,385	10,305	22,410	16,134	461,998	28,506	508,476	113,059
1.45%	111,638	-	34,254	17,899	-	33,442	109,839	-
1.50%	303,973	-	36,420	27,999	-	40,015	107,994	-
1.55%	790,013	-	176,625	55,810	-	296,756	561,376	-
1.60%	35,283	-	15,812	8,705	-	6,183	39,585	-
1.65%	182,006	-	55,060	24,381	-	80,421	160,675	-
1.70%	35,629	-	39,687	3,804	-	46,447	69,786	-
1.75%	1,397,843	-	525,182	119,846	-	771,856	1,077,457	-
1.80%	263,492	-	60,100	9,986	-	73,648	162,313	-
1.85%	185,364	-	22,264	15,717	-	25,853	53,702	-
1.90%	83,339	-	4,223	2,136	-	9,251	19,432	-
1.95%	256,362	-	59,850	28,584	-	87,119	175,260	-
2.00%	227,348	-	190,898	11,376	-	201,458	303,336	-
2.05%	18,508	-	24,934	5,128	-	28,351	42,859	-
2.10%	101,045	-	30,145	3,831	-	45,074	66,904	-
2.15%	86,103	-	123,900	6,865	-	190,317	220,793	-
2.20%	140,327	-	33,860	14,500	-	38,842	95,670	-
2.25%	63,601	-	108,498	1,768	-	80,015	130,987	-
2.30%	108,727	-	5,838	9,986	-	8,861	23,126	-
2.35%	79,599	-	529,973	9,333	-	477,547	682,446	-
2.40%	33,839	-	38,084	1,417	-	55,160	72,734	-
2.45%	29,745	-	29,618	3,597	-	24,782	35,601	-
2.50%	147,388	-	3,160	3,097	-	2,681	23,456	-
2.55%	9,932	-	34,885	130	-	34,826	48,672	-
2.60%	15,959	-	19,614	254	-	19,332	26,998	-
2.65%	6,555	-	493	1,542	-	627	3,896	-
2.70%	38,402	-	8,929	1,816	-	11,092	13,896	-
2.75%	4,727	-	3,048	1	-	2,660	8,923	-
2.80%	2,758	-	1,610	-	-	1,476	2,076	-
2.85%	19,027	-	275	-	-	372	589	-
2.90%	5,224	-	2,685	-	-	3,061	4,609	-
2.95%	25,637	-	360	-	-	636	769	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	293	-	-	299	380	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	62	62	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$7,308,585	$30,866	$2,568,332	$545,612	$1,786,256	$3,147,247	$6,961,166	$461,534

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	CAF2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

0.40%	$1	$-	$-	$12	$23	$-	$3,710	$-
0.65%	-	28	-	481	4,697	2,688	11,200	2,295
0.75%	80	97	1,036	5,080	17,258	6,377	25,477	6,680
0.80%	-	112	4,258	12	257	517	4,591	9,060
0.85%	-	1,333	1,052	19,696	15,996	8,225	21,244	3,339
0.95%	-	721	1,106	-	-	1,261	7,083	7,447
1.05%	-	1,638	1,879	502	-	1,815	6,931	11,282
1.10%	15	25,879	12,274	248,550	299,623	190,259	857,634	201,193
1.15%	2,361	37,302	262,635	543,913	1,133,212	813,101	4,353,371	2,650,964
1.20%	196	258	8,977	325	809	10,996	23,560	47,711
1.25%	-	1,871	47,820	69,412	53,323	78,103	439,119	239,963
1.30%	7,681	30,990	127,087	1,462,711	2,132,751	826,192	2,539,330	341,352
1.35%	372	10,350	73,591	104,502	211,652	131,351	896,572	553,392
1.40%	555	6,990	83,185	13,444	6,266	146,505	669,837	385,809
1.45%	429	7,755	41,060	17,907	114,501	116,939	401,417	296,393
1.50%	1,801	5,908	120,012	383,550	600,288	257,056	941,428	299,488
1.55%	2,162	29,696	196,314	312,128	673,613	640,144	2,996,094	2,213,112
1.60%	178	2,297	46,112	15,987	14,402	38,663	256,200	104,556
1.65%	592	30,168	393,434	62,852	179,049	232,238	1,311,045	1,139,724
1.70%	4	1,395	75,102	6,840	27,008	24,369	315,386	235,434
1.75%	12,882	29,755	999,001	952,756	2,940,668	1,380,626	8,630,866	6,063,089
1.80%	171	12,160	93,579	46,215	74,542	293,591	707,194	453,236
1.85%	1,823	4,039	110,101	48,756	212,513	133,266	518,317	340,594
1.90%	316	442	82,259	74,217	9,616	39,347	331,095	272,592
1.95%	1,623	7,752	286,181	215,933	652,228	134,981	1,368,903	1,069,075
2.00%	1,125	13,927	312,271	135,867	163,008	384,990	2,586,431	850,368
2.05%	251	1,620	323,592	31,014	49,775	41,545	552,275	577,882
2.10%	393	1,577	212,856	61,776	187,303	95,575	465,767	484,984
2.15%	1,392	959	442,582	101,139	100,963	76,803	1,819,478	1,646,717
2.20%	380	3,624	43,767	91,199	130,864	171,825	544,200	227,858
2.25%	298	1,173	275,114	97,551	12,704	26,205	693,752	278,475
2.30%	416	2,367	143,517	64,493	45,496	68,052	270,656	284,367
2.35%	1,234	6,891	464,446	286,773	65,139	102,147	3,915,413	1,197,485
2.40%	-	94	66,796	10,627	10,381	29,004	428,472	267,861
2.45%	-	2,622	59,371	13,102	25,754	13,921	141,433	87,758
2.50%	-	818	51,245	180,441	12,531	47,327	659,803	200,276
2.55%	806	75	105,641	8,341	23,024	27,574	299,586	140,221
2.60%	-	103	23,139	23,908	-	13,613	149,051	54,279
2.65%	-	752	7,715	6,268	356	8,119	10,364	21,934
2.70%	-	-	32,392	18,951	-	5,351	122,996	53,628
2.75%	-	152	1,125	2,912	-	10,796	14,422	18,196
2.80%	-	-	24,560	2,462	-	9,271	7,868	12,842
2.85%	-	-	3,038	16,855	-	3,992	13,892	5,842
2.90%	-	-	8,106	26,196	-	-	20,661	32,457
2.95%	-	-	122	7,533	-	-	10,724	2,685
3.00%	-	-	5,959	-	3,529	-	2,693	32,503
3.05%	-	-	6,678	8,752	-	-	940	8,968
3.10%	-	-	856	-	-	-	6,365	2,056
3.15%	-	-	-	-	-	-	652	-
3.20%	-	-	-	1,547	-	-	-	-
3.25%	-	-	-	-	-	-	93	-
3.30%	-	-	-	-	-	-	-	1,095
3.40%	-	-	-	-	-	-	-	-

	$39,537	$285,690	$5,682,943	$5,803,488	$10,205,122	$6,644,720	$40,375,591	$23,438,517

	GVDMC	MCIF	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6

0.40%	$950	$165	$314	$-	$-	$-	$-	$36
0.65%	4,286	43	1,158	-	1,211	-	-	103
0.75%	6,510	735	10,669	-	2,197	-	-	662
0.80%	3,047	1,702	12,128	1,433	-	-	179	-
0.85%	15,516	1,304	6,983	-	7,602	-	-	135
0.95%	4,495	926	8,501	-	666	353	-	2,703
1.05%	562	2,311	4,940	-	1,900	-	-	1,670
1.10%	235,877	5,319	66,461	-	32,511	-	-	21,432
1.15%	1,234,694	146,133	969,882	-	281,683	2,178	-	126,203
1.20%	5,969	1,640	7,941	-	3,731	-	-	1,314
1.25%	171,145	29,491	119,704	-	23,330	484	-	9,061
1.30%	829,819	425,308	1,889,396	367,853	24,924	-	63,487	42,844
1.35%	283,399	42,266	213,186	-	60,632	-	-	25,452
1.40%	172,724	126,617	943,738	166,782	29,042	201	27,357	7,145
1.45%	205,734	49,957	160,823	-	44,515	211	-	14,546
1.50%	275,147	32,799	240,799	-	48,315	857	-	31,085
1.55%	867,560	135,132	795,696	-	310,828	2,746	-	111,239
1.60%	78,155	23,251	148,493	-	7,809	220	-	6,965
1.65%	350,903	33,214	187,686	-	81,180	203	-	25,476
1.70%	64,743	16,653	63,159	-	44,778	78	-	15,211
1.75%	1,964,563	149,633	1,162,214	-	811,925	89	-	189,154
1.80%	281,035	44,767	284,976	-	73,142	793	-	23,284
1.85%	140,480	16,803	153,398	-	35,668	435	-	16,202
1.90%	185,434	6,925	36,588	-	9,230	108	-	11,628
1.95%	292,885	40,074	222,891	-	97,571	198	-	33,426
2.00%	616,048	33,663	285,264	-	199,789	-	-	40,858
2.05%	115,430	21,977	61,592	-	27,912	1,732	-	11,508
2.10%	98,872	16,688	151,729	-	49,263	382	-	15,136
2.15%	383,798	16,073	112,070	-	194,078	39	-	10,087
2.20%	150,702	18,738	186,386	-	39,241	-	-	9,982
2.25%	550,251	8,010	79,195	-	68,815	-	-	6,289
2.30%	92,535	9,431	48,661	-	9,817	-	-	13,783
2.35%	1,673,750	16,659	224,950	-	410,484	-	-	25,608
2.40%	236,622	5,003	30,752	-	56,447	-	-	2,612
2.45%	71,594	3,161	40,866	-	25,147	-	-	4,947
2.50%	459,760	6,723	51,867	-	3,124	-	-	13,415
2.55%	95,112	574	19,872	-	31,622	-	-	3,011
2.60%	25,100	120	13,821	-	14,253	-	-	1,621
2.65%	2,537	774	3,751	-	1,103	-	-	1,150
2.70%	34,643	267	4,320	-	10,257	-	-	1,058
2.75%	5,979	391	6,219	-	2,450	-	-	572
2.80%	4,419	52	1,200	-	1,587	-	-	7,633
2.85%	7,550	-	952	-	348	-	-	-
2.90%	7,726	-	1,077	-	2,942	-	-	697
2.95%	15,919	73	273	-	629	-	-	-
3.00%	14,267	-	-	-	-	-	-	-
3.05%	1,326	314	333	-	294	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	84	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	25	-	-	-	-	41
3.40%	-	-	-	-	-	-	-	-

	$12,339,572	$1,491,859	$9,036,899	$536,068	$3,184,076	$11,307	$91,023	$886,984

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF

0.40%	$-	$36	$-	$-	$-	$1	$1	$-
0.65%	-	549	-	17	-	608	976	-
0.75%	-	1,617	-	1,025	-	1,216	1,746	-
0.80%	1,245	-	272	34	5,678	-	1,623	454
0.85%	-	3,356	-	205	-	4,122	5,050	-
0.95%	-	2,618	-	884	-	3,693	-	-
1.05%	-	2,046	-	489	-	2,022	27	-
1.10%	-	17,557	-	9,432	-	27,561	27,219	-
1.15%	-	205,083	-	75,932	-	232,127	180,224	-
1.20%	-	3,489	-	1,793	-	2,605	2,169	-
1.25%	-	33,418	-	19,657	-	29,212	16,715	-
1.30%	113,410	22,544	34,815	40,577	2,147,061	23,148	1,703,489	77,299
1.35%	-	51,112	-	18,297	-	62,102	45,753	-
1.40%	31,776	17,529	13,545	9,257	459,847	19,384	521,649	22,245
1.45%	-	31,740	-	12,912	-	37,791	25,954	-
1.50%	-	53,462	-	39,780	-	45,906	29,426	-
1.55%	-	241,274	-	98,598	-	236,682	204,984	-
1.60%	-	11,605	-	7,624	-	8,424	5,706	-
1.65%	-	64,624	-	21,009	-	78,333	53,471	-
1.70%	-	30,912	-	16,571	-	37,843	29,353	-
1.75%	-	411,482	-	97,313	-	507,925	524,027	-
1.80%	-	76,352	-	43,737	-	61,143	48,814	-
1.85%	-	30,940	-	21,245	-	32,800	19,916	-
1.90%	-	10,017	-	1,829	-	11,967	5,460	-
1.95%	-	61,973	-	34,199	-	71,970	68,008	-
2.00%	-	124,472	-	25,236	-	126,986	128,962	-
2.05%	-	25,999	-	12,433	-	19,605	19,691	-
2.10%	-	39,641	-	9,596	-	33,229	34,056	-
2.15%	-	99,332	-	11,325	-	118,492	130,071	-
2.20%	-	34,303	-	6,551	-	29,676	27,264	-
2.25%	-	41,070	-	5,009	-	44,547	52,551	-
2.30%	-	14,522	-	9,601	-	10,965	8,227	-
2.35%	-	208,938	-	8,087	-	262,407	282,162	-
2.40%	-	28,927	-	2,632	-	36,594	36,800	-
2.45%	-	19,249	-	4,617	-	17,294	16,509	-
2.50%	-	8,215	-	10,605	-	8,395	6,652	-
2.55%	-	15,700	-	140	-	18,494	21,439	-
2.60%	-	7,905	-	797	-	14,850	9,670	-
2.65%	-	2,444	-	1,642	-	668	351	-
2.70%	-	4,570	-	361	-	6,060	6,855	-
2.75%	-	1,154	-	28	-	2,046	1,511	-
2.80%	-	3,676	-	22	-	1,448	850	-
2.85%	-	125	-	-	-	168	222	-
2.90%	-	1,355	-	-	-	1,631	1,967	-
2.95%	-	316	-	26	-	336	457	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	128	-	-	-	148	209	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	30	-	-	-	38	53	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$146,431	$2,067,406	$48,632	$681,124	$2,612,586	$2,292,662	$4,308,289	$99,998

	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1

0.40%	$-	$-	$30	$-	$-	$75	$48	$-
0.65%	37	-	10	-	-	282	109	-
0.75%	37	-	655	-	572	4,035	253	-
0.80%	-	2,073	-	5,926	-	685	152	10,476
0.85%	11	-	405	-	657	957	5	-
0.95%	414	-	1,395	-	4,298	5,853	1,268	-
1.05%	-	-	196	-	2,764	3,036	965	-
1.10%	1,822	-	1,771	-	7,747	25,450	26,786	-
1.15%	34,922	-	57,141	-	131,280	195,352	145,936	1
1.20%	5	-	201	-	662	734	948	-
1.25%	8,190	-	20,872	-	32,187	32,060	7,776	-
1.30%	9,282	340,769	9,489	740,768	13,613	295,582	75,750	3,549,244
1.35%	6,878	-	19,274	-	59,449	56,736	26,917	-
1.40%	2,832	132,333	3,913	338,654	7,093	61,045	30,487	1,469,110
1.45%	12,406	-	28,375	-	30,060	51,716	24,800	-
1.50%	11,834	-	18,036	-	29,943	88,671	48,781	-
1.55%	43,608	-	53,783	-	86,905	199,568	114,912	-
1.60%	5,938	-	8,626	-	9,076	19,349	22,890	-
1.65%	11,318	-	14,253	-	27,597	52,087	25,163	-
1.70%	12,534	-	5,488	-	24,745	13,518	16,752	-
1.75%	41,477	-	36,849	-	72,514	348,450	230,695	-
1.80%	14,257	-	14,943	-	22,819	50,132	28,070	-
1.85%	12,033	-	9,861	-	8,542	47,152	20,532	-
1.90%	3,233	-	3,592	-	12,110	22,471	20,577	-
1.95%	8,767	-	9,757	-	13,439	81,902	39,161	-
2.00%	16,932	-	11,120	-	15,099	66,533	41,654	-
2.05%	4,043	-	2,903	-	2,686	25,263	8,801	-
2.10%	7,930	-	6,994	-	7,561	32,578	23,329	-
2.15%	5,457	-	3,198	-	6,140	17,903	22,886	-
2.20%	17,308	-	2,570	-	5,189	27,600	18,121	-
2.25%	2,035	-	1,656	-	1,796	24,713	25,924	-
2.30%	1,341	-	2,897	-	8,361	27,494	11,025	-
2.35%	6,958	-	3,574	-	4,073	93,903	56,496	-
2.40%	698	-	471	-	870	6,545	12,140	-
2.45%	1,537	-	682	-	439	31,836	5,304	-
2.50%	2,711	-	1,359	-	977	44,126	56,183	-
2.55%	244	-	309	-	2,966	8,911	6,566	-
2.60%	213	-	204	-	171	5,711	12,563	-
2.65%	199	-	-	-	49	6,829	2,447	-
2.70%	-	-	313	-	145	1,119	2,762	-
2.75%	6	-	-	-	-	557	2,875	-
2.80%	7,542	-	-	-	236	1,324	576	-
2.85%	-	-	-	-	341	1,719	681	-
2.90%	-	-	25	-	327	-	884	-
2.95%	-	-	-	-	200	337	281	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	59	-
3.40%	-	-	-	-	-	-	-	-

	$316,989	$475,175	$357,190	$1,085,348	$655,698	$2,081,899	$1,221,290	$5,028,831

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	NVOLG2	NVTIV3	EIF2	NVRE1	NVRE2	ALVBWB	ALVGIB	ALVSVB

0.40%	$-	$109	$-	$-	$-	$91	$-	$11
0.65%	73	1,208	253	-	43	-	-	75
0.75%	345	3,409	1,555	-	404	-	-	1,036
0.80%	-	-	91	5,239	-	-	-	766
0.85%	652	8,323	2,191	-	591	-	-	288
0.95%	3,309	33	33	-	5,405	-	2,407	1,201
1.05%	5,368	8	141	-	2,124	-	1,780	2,319
1.10%	30,610	54,749	29,369	-	5,995	-	328	13,618
1.15%	630,311	365,286	189,417	-	201,585	-	12,703	63,334
1.20%	7,325	3,576	1,936	-	514	-	700	658
1.25%	167,085	24,076	29,089	-	31,111	-	13,434	12,620
1.30%	36,632	165,055	137,260	624,397	9,648	-	1,727	104,293
1.35%	253,874	77,174	41,622	-	48,926	-	83	21,860
1.40%	58,801	32,549	28,156	287,622	11,540	-	596	23,127
1.45%	148,557	40,707	25,620	-	41,528	-	7,553	12,671
1.50%	153,396	88,275	88,705	-	51,994	-	10,225	41,989
1.55%	603,302	355,380	217,632	-	185,924	-	15,748	77,682
1.60%	62,552	9,662	19,211	-	21,435	-	2,802	10,306
1.65%	190,761	92,621	51,189	-	34,610	-	1,455	31,503
1.70%	70,146	44,992	47,560	-	21,511	-	3,248	14,741
1.75%	525,398	995,341	483,346	-	112,777	-	7,219	121,388
1.80%	232,594	80,188	59,196	-	57,100	-	10,862	29,094
1.85%	123,319	45,006	38,701	-	23,094	-	1,057	18,109
1.90%	27,592	10,301	11,087	-	7,831	-	3,484	3,530
1.95%	102,139	154,303	73,332	-	25,268	-	1,348	43,099
2.00%	135,495	230,090	101,873	-	31,757	-	236	27,618
2.05%	73,752	31,988	17,498	-	7,584	-	2,528	6,090
2.10%	92,005	65,929	33,014	-	26,924	-	1,995	11,656
2.15%	126,213	204,033	80,360	-	6,002	-	1,730	11,150
2.20%	56,543	55,783	37,456	-	31,966	-	85	6,846
2.25%	31,181	70,276	15,912	-	3,025	-	608	4,941
2.30%	35,753	18,521	16,565	-	7,902	-	822	13,293
2.35%	75,701	443,191	116,946	-	3,866	-	-	17,973
2.40%	31,370	58,508	21,734	-	1,512	-	263	1,806
2.45%	11,141	34,104	11,036	-	2,037	-	109	6,501
2.50%	17,444	2,946	13,998	-	22	-	-	10,102
2.55%	7,447	34,960	13,133	-	1,480	-	45	2,804
2.60%	8,387	15,298	3,933	-	-	-	36	625
2.65%	2,091	3,012	1,726	-	157	-	-	-
2.70%	1,983	10,608	3,001	-	81	-	-	419
2.75%	155	2,514	873	-	-	-	-	582
2.80%	2,674	1,333	4,474	-	2,852	-	-	1,339
2.85%	185	357	115	-	-	-	-	-
2.90%	-	3,060	787	-	-	-	-	-
2.95%	251	668	351	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	295	65	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	84	30	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,143,912	$3,939,889	$2,071,572	$917,258	$1,028,125	$91	$107,216	$773,063

	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVI4

0.40%	$-	$-	$-	$-	$337	$-	$-	$-
0.65%	-	-	-	-	497	-	-	-
0.75%	-	-	-	-	3,689	-	-	-
0.80%	1,475	-	443	-	753	-	-	-
0.85%	-	-	-	-	11,047	-	-	-
0.95%	-	-	-	3,126	14,051	-	-	-
1.05%	-	-	-	3,936	8,703	-	-	-
1.10%	-	-	-	-	42,374	-	-	-
1.15%	-	-	-	13,526	369,867	-	-	-
1.20%	-	-	-	-	2,287	-	-	-
1.25%	-	-	-	6,703	82,368	-	-	-
1.30%	328,694	1,316	140,411	-	461,025	110	3	-
1.35%	-	-	-	354	88,320	-	-	-
1.40%	143,344	72	50,894	2,548	128,715	193	-	-
1.45%	-	-	-	2,505	74,850	-	-	-
1.50%	-	-	-	2,289	122,141	-	-	-
1.55%	-	-	-	18,077	402,418	-	-	1
1.60%	-	-	-	582	57,739	-	-	-
1.65%	-	-	-	1,043	112,159	-	-	-
1.70%	-	-	-	348	26,618	-	-	-
1.75%	-	-	-	1,479	555,228	-	-	-
1.80%	-	-	-	3,292	128,660	-	-	-
1.85%	-	-	-	2,412	73,797	-	-	-
1.90%	-	-	-	626	11,469	-	-	-
1.95%	-	-	-	3,081	148,146	-	-	-
2.00%	-	-	-	-	83,347	-	-	-
2.05%	-	-	-	1,376	41,208	-	-	-
2.10%	-	-	-	4,910	74,031	-	-	-
2.15%	-	-	-	48	33,036	-	-	-
2.20%	-	-	-	370	77,223	-	-	-
2.25%	-	-	-	-	33,024	-	-	-
2.30%	-	-	-	23	36,926	-	-	-
2.35%	-	-	-	-	65,451	-	-	-
2.40%	-	-	-	81	12,346	-	-	-
2.45%	-	-	-	19	14,311	-	-	-
2.50%	-	-	-	-	41,592	-	-	-
2.55%	-	-	-	78	8,557	-	-	-
2.60%	-	-	-	-	10,274	-	-	-
2.65%	-	-	-	-	137	-	-	-
2.70%	-	-	-	-	1,786	-	-	-
2.75%	-	-	-	-	182	-	-	-
2.80%	-	-	-	-	382	-	-	-
2.85%	-	-	-	-	575	-	-	-
2.90%	-	-	-	-	68	-	-	-
2.95%	-	-	-	-	550	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	316	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	86	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$473,513	$1,388	$191,748	$72,832	$3,462,666	$303	$3	$1

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	ACVMV1	ACVMV2	ACVU2	ACVVS1	DVSCS	DCAP

0.40%	$-	$33	$-	$-	$73	$-
0.65%	-	10	-	-	126	-
0.75%	-	2,073	-	-	1,394	-
0.80%	1,428	-	-	-	544	1,700
0.85%	-	2,131	-	-	2,575	-
0.95%	-	1,366	-	-	2,719	-
1.05%	-	1,052	-	-	5,000	-
1.10%	-	22,698	-	-	8,899	-
1.15%	-	104,200	-	-	135,471	-
1.20%	-	367	-	-	1,221	-
1.25%	-	14,704	-	-	17,815	-
1.30%	68,720	57,622	-	91	152,408	298,009
1.35%	-	35,679	-	-	31,930	-
1.40%	21,911	10,296	-	-	41,156	102,529
1.45%	-	20,007	-	-	35,660	-
1.50%	-	33,952	-	-	44,240	-
1.55%	-	120,178	108	-	124,658	-
1.60%	-	14,521	-	-	13,325	-
1.65%	-	24,214	-	-	21,647	-
1.70%	-	9,884	-	-	11,281	-
1.75%	-	198,279	-	-	209,196	-
1.80%	-	31,897	-	-	62,709	-
1.85%	-	21,309	-	-	17,228	-
1.90%	-	6,260	-	-	4,140	-
1.95%	-	53,826	-	-	34,896	-
2.00%	-	24,262	-	-	38,427	-
2.05%	-	8,812	-	-	7,657	-
2.10%	-	23,245	-	-	16,696	-
2.15%	-	23,213	-	-	35,483	-
2.20%	-	35,578	-	-	13,670	-
2.25%	-	4,758	-	-	5,251	-
2.30%	-	8,883	-	-	5,276	-
2.35%	-	21,679	-	-	36,998	-
2.40%	-	4,738	-	-	9,622	-
2.45%	-	5,734	-	-	2,733	-
2.50%	-	21,238	-	-	4,077	-
2.55%	-	2,240	-	-	3,708	-
2.60%	-	1,737	-	-	3,235	-
2.65%	-	1,733	-	-	611	-
2.70%	-	2,361	-	-	1,203	-
2.75%	-	42	-	-	292	-
2.80%	-	340	-	-	194	-
2.85%	-	569	-	-	64	-
2.90%	-	-	-	-	298	-
2.95%	-	251	-	-	77	-
3.00%	-	-	-	-	-	-
3.05%	-	-	-	-	38	-
3.10%	-	-	-	-	-	-
3.15%	-	-	-	-	-	-
3.20%	-	-	-	-	14	-
3.25%	-	-	-	-	-	-
3.30%	-	50	-	-	-	-
3.40%	-	-	-	-	-	-

	$92,059	$978,021	$108	$91	$1,165,935	$402,238

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	DCAPS	DVDLS	DGI	FCA2S	FQB	FQBS	FEIP

0.40%	$110	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-
0.75%	1,331	-	-	-	-	-	-
0.80%	-	-	503	-	463	-	5,683
0.85%	1,641	-	-	-	-	-	-
0.95%	4,246	890	-	136	-	2,673	-
1.05%	4,724	55	-	11	-	1,715	-
1.10%	9,215	-	-	120	-	2,195	-
1.15%	100,865	7,961	-	4,973	-	99,281	-
1.20%	-	-	-	57	-	7,101	-
1.25%	16,875	1,008	-	3,009	-	42,148	-
1.30%	85,367	-	135,309	-	110,914	287	3,340,314
1.35%	23,938	10	-	-	-	36,581	-
1.40%	6,497	170	56,375	351	47,303	8,736	1,431,740
1.45%	28,747	186	-	747	-	29,159	-
1.50%	50,724	525	-	1,953	-	34,329	-
1.55%	96,556	3,709	-	8,487	-	101,846	-
1.60%	13,516	317	-	1,402	-	8,602	-
1.65%	29,856	370	-	430	-	41,203	-
1.70%	15,732	841	-	527	-	23,392	-
1.75%	135,759	315	-	503	-	91,776	-
1.80%	24,225	2,477	-	983	-	70,800	-
1.85%	25,908	87	-	1,313	-	12,921	-
1.90%	5,637	-	-	562	-	4,409	-
1.95%	53,502	872	-	437	-	12,363	-
2.00%	24,952	13	-	-	-	20,610	-
2.05%	12,382	174	-	2,093	-	8,784	-
2.10%	17,475	390	-	18	-	8,810	-
2.15%	13,133	-	-	261	-	16,963	-
2.20%	12,444	-	-	-	-	8,613	-
2.25%	4,019	362	-	276	-	4,664	-
2.30%	13,414	-	-	-	-	8,521	-
2.35%	21,426	-	-	-	-	11,030	-
2.40%	2,014	129	-	39	-	5,083	-
2.45%	2,562	-	-	-	-	830	-
2.50%	11,113	-	-	-	-	394	-
2.55%	2,703	-	-	-	-	-	-
2.60%	5,477	-	-	-	-	9,224	-
2.65%	256	-	-	-	-	-	-
2.70%	444	-	-	-	-	28	-
2.75%	1,084	-	-	-	-	-	-
2.80%	606	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-

	$880,475	$20,861	$192,187	$28,688	$158,680	$735,071	$4,777,737

	FVSS2	FHIP	FAMP	FNRS2	FEI2	FF10S	FF10S2

0.40%	$-	$-	$-	$-	$95	$-	$-
0.65%	-	-	-	-	-	-	-
0.75%	-	-	-	733	913	-	-
0.80%	-	1,466	968	2,164	-	443	-
0.85%	-	-	-	6,656	844	-	-
0.95%	-	-	-	1,738	620	-	-
1.05%	-	-	-	3,455	1,404	-	-
1.10%	266	-	-	7,654	33,438	-	66,259
1.15%	27,761	-	-	165,642	358,508	-	182,235
1.20%	5,553	-	-	893	4,089	-	831
1.25%	11,939	-	-	19,233	68,262	-	14,050
1.30%	-	483,411	1,737,541	243,632	128,176	53,452	142,322
1.35%	8,152	-	-	52,909	93,679	-	35,130
1.40%	4,350	283,456	390,806	62,769	16,580	19,549	14,449
1.45%	3,749	-	-	35,619	71,248	-	56,035
1.50%	6,187	-	-	33,541	104,001	-	47,691
1.55%	28,609	-	-	183,182	284,354	-	121,983
1.60%	3,132	-	-	18,582	38,941	-	15,726
1.65%	15,149	-	-	44,455	78,140	-	39,576
1.70%	1,460	-	-	16,950	26,251	-	13,814
1.75%	12,441	-	-	130,815	385,443	-	326,564
1.80%	8,030	-	-	61,725	103,375	-	24,585
1.85%	7,192	-	-	18,819	64,838	-	20,487
1.90%	1,379	-	-	2,985	17,251	-	3,528
1.95%	6,254	-	-	30,899	92,486	-	49,197
2.00%	2,624	-	-	42,617	97,235	-	92,044
2.05%	8,363	-	-	4,898	54,322	-	9,895
2.10%	3,469	-	-	144,665	44,655	-	49,223
2.15%	5,087	-	-	13,727	49,640	-	83,969
2.20%	1,293	-	-	67,676	71,059	-	23,368
2.25%	1,640	-	-	1,052	19,365	-	14,439
2.30%	391	-	-	11,047	22,017	-	5,348
2.35%	1,366	-	-	1,695	58,104	-	96,010
2.40%	544	-	-	2,247	5,736	-	4,658
2.45%	104	-	-	4,133	20,373	-	9,100
2.50%	152	-	-	451	15,641	-	10,741
2.55%	113	-	-	129	3,732	-	6,565
2.60%	3,326	-	-	-	1,695	-	4,074
2.65%	237	-	-	751	3,773	-	-
2.70%	-	-	-	65	3,352	-	-
2.75%	-	-	-	201	596	-	-
2.80%	188	-	-	1,330	893	-	-
2.85%	-	-	-	-	1	-	-
2.90%	-	-	-	-	68	-	-
2.95%	-	-	-	-	585	-	-
3.00%	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-
3.30%	-	-	-	-	59	-	-
3.40%	-	-	-	-	-	-	-

	$180,500	$768,333	$2,129,315	$1,441,734	$2,445,837	$73,444	$1,583,896

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	FF20S	FF20S2	FF30S	FF30S2	FGP	FG2	FHIPR	FIGBS

0.40%	$-	$-	$-	$-	$-	$33	$-	$-
0.65%	-	-	-	-	-	85	-	-
0.75%	-	-	-	-	-	766	-	-
0.80%	284	-	1,180	-	8,234	-	408	1,786
0.85%	-	-	-	-	-	2,285	-	-
0.95%	-	-	-	-	-	210	-	-
1.05%	-	-	-	-	-	1,971	-	-
1.10%	-	175,848	-	1,162	-	13,153	-	-
1.15%	-	620,081	-	26,659	-	160,481	-	-
1.20%	-	2,948	-	75	-	5,837	-	-
1.25%	-	39,507	-	16,544	-	29,337	-	-
1.30%	117,832	639,898	83,116	5,816	3,839,601	84,452	201,611	249,651
1.35%	-	126,718	-	30,828	-	36,758	-	-
1.40%	10,991	20,369	7,291	5	970,839	9,372	98,042	110,620
1.45%	-	93,636	-	8,243	-	35,895	-	-
1.50%	-	158,975	-	9,269	-	58,248	-	-
1.55%	-	470,249	-	41,968	-	150,710	-	-
1.60%	-	21,956	-	2,023	-	15,524	-	-
1.65%	-	86,131	-	12,810	-	48,532	-	-
1.70%	-	13,951	-	10,185	-	25,566	-	-
1.75%	-	1,057,671	-	106,130	-	187,698	-	-
1.80%	-	37,576	-	7,438	-	60,856	-	-
1.85%	-	59,788	-	3,765	-	50,756	-	-
1.90%	-	9,182	-	2,527	-	8,425	-	-
1.95%	-	182,147	-	19,117	-	45,757	-	-
2.00%	-	166,197	-	8,976	-	47,271	-	-
2.05%	-	21,562	-	9,516	-	22,730	-	-
2.10%	-	46,755	-	4,198	-	24,245	-	-
2.15%	-	121,946	-	42,877	-	20,794	-	-
2.20%	-	74,467	-	2,502	-	29,175	-	-
2.25%	-	4,797	-	947	-	8,073	-	-
2.30%	-	19,506	-	11,706	-	14,862	-	-
2.35%	-	61,262	-	17,847	-	11,272	-	-
2.40%	-	17,103	-	5,898	-	7,791	-	-
2.45%	-	12,291	-	3,700	-	8,025	-	-
2.50%	-	8,827	-	802	-	7,530	-	-
2.55%	-	5,875	-	1,456	-	8,831	-	-
2.60%	-	356	-	-	-	1,477	-	-
2.65%	-	932	-	-	-	1,368	-	-
2.70%	-	-	-	-	-	954	-	-
2.75%	-	1,099	-	-	-	228	-	-
2.80%	-	-	-	-	-	204	-	-
2.85%	-	99	-	-	-	573	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	749	-	-	-	149	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$129,107	$4,380,454	$91,587	$414,989	$4,818,674	$1,248,259	$300,061	$362,057

	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2	FO2R	FVSS

0.40%	$199	$-	$116	$-	$-	$-	$30	$-
0.65%	2,343	-	137	-	-	-	13	-
0.75%	11,110	-	1,740	-	-	-	730	-
0.80%	-	3,404	-	452	1,128	-	-	388
0.85%	19,686	-	6,699	-	-	-	1,877	-
0.95%	4,003	-	2,558	-	-	-	352	-
1.05%	5,138	-	6,606	-	-	-	811	-
1.10%	87,319	-	46,223	-	-	792	12,789	-
1.15%	804,415	-	573,609	-	-	12,714	130,256	-
1.20%	6,431	-	3,511	-	-	-	1,148	-
1.25%	84,068	-	83,447	-	-	8,007	15,072	-
1.30%	205,227	331,080	172,257	666,022	322,379	962	43,590	71,596
1.35%	182,369	-	195,890	-	-	-	31,542	-
1.40%	71,922	83,961	33,708	162,750	65,298	1,827	4,500	20,805
1.45%	130,519	-	94,739	-	-	1,928	31,677	-
1.50%	168,201	-	143,459	-	-	3,301	38,302	-
1.55%	673,762	-	461,822	-	-	4,418	117,239	-
1.60%	50,393	-	59,137	-	-	611	9,249	-
1.65%	216,113	-	181,118	-	-	909	29,324	-
1.70%	99,772	-	54,956	-	-	3,945	25,733	-
1.75%	1,548,205	-	656,106	-	-	790	141,172	-
1.80%	179,621	-	164,100	-	-	2,088	46,078	-
1.85%	91,871	-	86,637	-	-	440	25,550	-
1.90%	31,617	-	42,230	-	-	451	8,926	-
1.95%	226,897	-	135,355	-	-	650	31,288	-
2.00%	400,649	-	135,344	-	-	127	33,890	-
2.05%	75,733	-	79,503	-	-	188	4,444	-
2.10%	93,909	-	76,615	-	-	282	18,234	-
2.15%	273,609	-	103,354	-	-	-	9,378	-
2.20%	95,898	-	46,224	-	-	8	11,737	-
2.25%	174,926	-	34,255	-	-	34	6,948	-
2.30%	35,673	-	44,525	-	-	173	9,911	-
2.35%	844,998	-	104,842	-	-	-	32,306	-
2.40%	89,134	-	28,317	-	-	-	1,763	-
2.45%	45,234	-	16,898	-	-	-	4,052	-
2.50%	42,448	-	32,656	-	-	-	10,024	-
2.55%	62,063	-	16,726	-	-	-	1,428	-
2.60%	35,059	-	28,232	-	-	-	2,181	-
2.65%	3,780	-	3,640	-	-	-	656	-
2.70%	17,215	-	1,862	-	-	-	1,253	-
2.75%	7,443	-	157	-	-	-	126	-
2.80%	2,437	-	6,908	-	-	-	3,039	-
2.85%	446	-	255	-	-	-	450	-
2.90%	6,772	-	946	-	-	-	-	-
2.95%	839	-	433	-	-	-	71	-
3.00%	-	-	-	-	-	-	-	-
3.05%	463	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	61	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	59	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$7,209,990	$418,445	$3,967,911	$829,224	$388,805	$44,645	$899,139	$92,789

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3	FTVGI3	FTVFA2

0.40%	$-	$-	$11	$-	$-	$-	$-	$-
0.65%	-	-	566	-	-	-	112	-
0.75%	1,281	-	1,819	-	-	-	568	-
0.80%	792	-	276	422	-	318	768	-
0.85%	1,885	-	4,130	-	-	1	1,006	143
0.95%	1,559	2,710	5,362	288	378	1,981	1,718	-
1.05%	725	1,614	4,760	1,670	39	2,118	3,392	528
1.10%	21,616	3,591	26,607	3,628	462	17,156	9,831	2,542
1.15%	233,930	142,395	252,715	57,271	11,465	164,077	227,109	19,779
1.20%	1,835	4,129	10,795	312	365	1,516	522	-
1.25%	41,513	53,404	36,811	6,590	7,346	20,520	34,849	5,545
1.30%	177,844	2,734	141,952	56,371	-	41,806	270,427	28,049
1.35%	131,150	46,558	84,116	18,739	-	49,727	90,168	13,004
1.40%	115,718	14,798	52,704	21,853	3,453	18,268	94,428	6,603
1.45%	58,318	29,748	54,123	23,164	3,035	41,170	80,978	19,147
1.50%	85,776	40,611	61,128	17,584	5,372	49,379	69,182	20,416
1.55%	264,494	160,285	246,021	78,685	9,085	186,177	146,841	69,481
1.60%	51,347	17,328	19,160	5,139	6,856	17,688	65,378	11,112
1.65%	90,765	64,414	67,739	13,995	1,055	37,660	74,208	5,262
1.70%	28,080	17,188	32,446	4,109	2,230	27,053	11,314	4,182
1.75%	328,085	93,477	459,673	59,619	1,231	237,464	168,662	58,620
1.80%	100,800	83,103	75,800	25,107	4,659	45,379	97,812	9,280
1.85%	32,140	29,356	34,114	7,280	1,203	25,167	28,436	3,931
1.90%	2,832	11,973	8,089	3,491	2,702	14,298	2,124	82
1.95%	53,050	28,647	80,518	17,476	1,584	39,557	27,959	11,546
2.00%	78,435	44,205	127,959	12,180	81	41,089	42,664	6,091
2.05%	10,107	33,931	22,655	2,440	770	9,909	8,434	840
2.10%	27,497	26,202	41,883	31,918	1,120	22,547	7,921	154
2.15%	18,063	26,156	87,239	5,863	322	18,996	5,140	791
2.20%	8,364	26,070	29,982	2,295	-	14,513	21,210	6,802
2.25%	15,317	5,124	38,675	1,307	522	15,777	4,772	166
2.30%	8,351	15,702	11,919	6,386	-	19,281	2,937	1,467
2.35%	6,850	12,771	232,993	176	-	66,354	916	3,004
2.40%	3,290	2,919	23,067	994	-	6,606	1,267	1,063
2.45%	4,357	3,908	16,201	1,549	-	4,840	2,636	-
2.50%	649	3,521	11,572	570	-	36,943	65	-
2.55%	2,456	853	16,877	1,173	-	3,622	1,480	2,425
2.60%	1,024	2,951	9,694	-	-	8,874	433	-
2.65%	-	662	343	301	-	138	1,274	1,516
2.70%	-	53	5,087	75	-	2,345	-	-
2.75%	-	-	903	30	-	917	869	-
2.80%	782	14	3,469	258	-	1,534	-	-
2.85%	-	1	135	-	-	677	-	-
2.90%	-	-	1,335	-	-	-	-	-
2.95%	843	26	218	-	-	431	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	215	-	-	185	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	22	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	41	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,011,920	$1,053,132	$2,443,878	$490,308	$65,335	$1,314,099	$1,609,810	$313,571

	AMTB	AMTG	AMINS	AMTP	AMFAS	AMSRS	OVMS

0.40%	$14	$-	$-	$-	$-	$-	$-
0.65%	1,184	-	-	-	-	-	-
0.75%	7,389	-	-	-	-	-	-
0.80%	411	-	-	-	155	171	593
0.85%	6,500	-	-	-	-	1	-
0.95%	6,948	-	-	-	996	7,773	-
1.05%	1,037	-	-	-	76	3,152	-
1.10%	33,474	-	-	-	292	6,740	-
1.15%	268,360	-	-	-	4,788	62,686	-
1.20%	3,726	-	-	-	49	-	-
1.25%	26,285	-	-	-	3,206	8,656	-
1.30%	300,563	123	-	29	7,709	82,481	413,559
1.35%	52,806	-	-	-	1,131	18,970	-
1.40%	154,357	70	-	281	8,986	17,669	188,811
1.45%	63,850	-	-	-	3,746	13,028	-
1.50%	55,921	-	-	-	2,229	13,240	-
1.55%	253,030	-	-	-	11,785	36,280	-
1.60%	19,035	-	-	-	1,322	4,507	-
1.65%	91,253	-	-	-	5,018	18,962	-
1.70%	43,364	-	-	-	2,721	4,813	-
1.75%	507,699	-	5	-	9,534	80,795	-
1.80%	87,607	-	-	-	3,543	14,050	-
1.85%	34,097	-	-	-	866	8,185	-
1.90%	14,084	-	-	-	585	8,296	-
1.95%	78,510	-	-	-	1,651	6,087	-
2.00%	171,442	-	1	-	689	6,331	-
2.05%	26,072	-	-	-	2,548	7,078	-
2.10%	39,404	-	-	-	1,791	7,851	-
2.15%	96,708	-	-	-	1,449	7,085	-
2.20%	41,553	-	-	-	1,901	4,960	-
2.25%	105,059	-	-	-	301	839	-
2.30%	20,343	-	-	-	316	2,990	-
2.35%	460,846	-	1	-	1,884	4,747	-
2.40%	32,040	-	-	-	1,231	6,326	-
2.45%	29,930	-	-	-	25	-	-
2.50%	16,933	-	-	-	109	566	-
2.55%	27,342	-	-	-	50	37	-
2.60%	17,925	-	-	-	-	321	-
2.65%	4,379	-	-	-	-	266	-
2.70%	7,387	-	-	-	-	-	-
2.75%	6,296	-	-	-	-	-	-
2.80%	1,344	-	-	-	30	-	-
2.85%	749	-	-	-	-	-	-
2.90%	1,975	-	-	-	-	-	-
2.95%	421	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-
3.05%	544	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-

	$3,220,196	$193	$7	$310	$82,712	$465,939	$602,963

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVHI3	OVHI4	OVHI

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	394	-	-	-	-	-
0.80%	467	1,487	-	982	-	568	-	21
0.85%	-	-	1,327	-	-	-	-	-
0.95%	-	-	8,844	-	9	-	1,110	-
1.05%	-	-	6,292	-	254	-	361	-
1.10%	-	-	7,007	-	471	-	126	-
1.15%	-	-	212,161	-	23,866	-	23,066	-
1.20%	-	-	1,547	-	819	-	131	-
1.25%	-	-	44,513	-	29,403	-	2,990	-
1.30%	315,889	660,339	18,646	1,034,325	3,164	5,653	-	317
1.35%	-	-	98,704	-	-	-	7,065	-
1.40%	197,924	128,738	16,234	592,919	2,419	1,276	855	105
1.45%	-	-	55,747	-	5,971	-	9,825	-
1.50%	-	-	43,357	-	8,023	-	5,408	-
1.55%	-	-	146,983	-	20,590	-	19,875	-
1.60%	-	-	18,710	-	422	-	320	-
1.65%	-	-	68,482	-	1,703	-	3,634	-
1.70%	-	-	10,411	-	2,135	-	1,222	-
1.75%	-	-	91,349	-	2,439	-	19,328	-
1.80%	-	-	43,693	-	13,610	-	5,782	-
1.85%	-	-	14,813	-	4,518	-	1,259	-
1.90%	-	-	3,653	-	2,738	-	1,037	-
1.95%	-	-	20,591	-	1,278	-	2,030	-
2.00%	-	-	21,276	-	1,067	-	6,656	-
2.05%	-	-	4,504	-	1,488	-	52	-
2.10%	-	-	15,661	-	2,324	-	2,344	-
2.15%	-	-	3,577	-	1,277	-	466	-
2.20%	-	-	17,969	-	-	-	2,127	-
2.25%	-	-	2,453	-	166	-	131	-
2.30%	-	-	1,947	-	226	-	181	-
2.35%	-	-	4,352	-	-	-	-	-
2.40%	-	-	2,158	-	-	-	64	-
2.45%	-	-	198	-	-	-	414	-
2.50%	-	-	129	-	-	-	-	-
2.55%	-	-	996	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	92	-	-	-	-	-
2.75%	-	-	-	-	-	-	3	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$514,280	$790,564	$1,008,770	$1,628,226	$130,380	$7,497	$117,862	$443

	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG	PMVFAD	PMVLAD

0.40%	$-	$-	$18	$-	$-	$-	$-	$246
0.65%	-	-	1,206	-	25	-	-	994
0.75%	-	-	2,701	-	23	-	884	8,260
0.80%	-	484	-	227	-	436	115	509
0.85%	-	-	8,461	-	699	-	1,073	9,187
0.95%	499	-	1,276	-	1,706	-	80	6,010
1.05%	432	-	920	-	2,917	-	225	6,629
1.10%	277	-	41,413	-	9,881	-	7,218	55,567
1.15%	7,520	-	351,662	-	93,755	-	39,013	351,515
1.20%	286	-	3,726	-	163	-	141	1,962
1.25%	3,308	-	40,385	-	16,276	-	6,289	38,755
1.30%	-	124,847	57,811	42,652	29,500	122,865	41,782	400,622
1.35%	2,019	-	85,749	-	42,060	-	15,814	93,318
1.40%	1,682	31,036	35,248	11,063	4,295	25,451	12,983	77,760
1.45%	1,859	-	51,864	-	25,452	-	6,896	57,044
1.50%	1,356	-	79,577	-	22,666	-	14,520	156,186
1.55%	8,956	-	392,928	-	114,560	-	35,087	352,166
1.60%	418	-	13,720	-	13,512	-	27,798	72,731
1.65%	2,106	-	103,361	-	44,307	-	9,082	96,371
1.70%	888	-	61,728	-	7,757	-	2,390	31,629
1.75%	3,233	-	918,196	-	98,676	-	32,896	781,707
1.80%	4,770	-	106,006	-	45,226	-	9,548	112,676
1.85%	795	-	39,179	-	16,426	-	2,334	72,552
1.90%	509	-	11,258	-	4,306	-	1,505	16,932
1.95%	302	-	126,276	-	30,123	-	10,218	205,944
2.00%	1,688	-	229,756	-	22,667	-	10,773	199,539
2.05%	576	-	42,099	-	6,621	-	3,012	38,265
2.10%	997	-	65,599	-	22,805	-	5,885	49,960
2.15%	220	-	220,583	-	9,125	-	1,194	100,762
2.20%	625	-	50,307	-	8,137	-	2,783	101,351
2.25%	185	-	81,003	-	2,327	-	254	44,826
2.30%	32	-	13,905	-	5,306	-	780	21,144
2.35%	118	-	498,908	-	9,137	-	-	241,834
2.40%	-	-	61,741	-	1,119	-	207	28,686
2.45%	8	-	29,701	-	4,763	-	906	30,593
2.50%	-	-	14,752	-	5,899	-	-	6,718
2.55%	-	-	38,010	-	968	-	1,832	20,734
2.60%	-	-	21,102	-	82	-	-	7,753
2.65%	-	-	2,524	-	1,093	-	-	2,402
2.70%	26	-	10,355	-	134	-	-	5,315
2.75%	-	-	3,444	-	323	-	-	1,366
2.80%	-	-	1,598	-	3,705	-	-	27,688
2.85%	-	-	545	-	-	-	-	157
2.90%	-	-	3,150	-	-	-	-	1,372
2.95%	-	-	618	-	-	-	-	275
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	304	-	-	-	-	140
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	69	-	-	-	-	30
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	42	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$45,690	$156,367	$3,924,742	$53,942	$728,564	$148,752	$305,517	$3,938,182

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	PMVTRD	PVGIB	PVTIGB	PVTVB	AVBV2	AVCA2	AVCD2	VYDS

0.40%	$4	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	126	-	-	-	-	-	1	-
0.80%	-	-	-	-	-	45	127	-
0.85%	1,614	-	-	-	-	-	200	-
0.95%	276	2	-	77	-	710	1,041	-
1.05%	382	105	-	8	-	1,527	202	-
1.10%	503	490	-	210	-	855	3,564	-
1.15%	21,125	8,204	1,537	10,031	-	11,920	36,758	370
1.20%	45	24	-	-	-	-	411	-
1.25%	963	2,188	619	5,935	-	3,729	9,761	3,742
1.30%	80,140	-	-	-	-	2,444	30,447	-
1.35%	8,620	1,215	-	880	-	1,179	12,521	1,207
1.40%	8,409	258	1,015	494	-	4,265	6,135	-
1.45%	3,284	1,167	359	1,535	-	1,979	9,554	-
1.50%	19,974	1,063	836	972	-	5,236	13,049	-
1.55%	12,295	8,989	327	4,997	89	14,003	44,753	49
1.60%	11,381	414	31	5,149	-	681	5,092	141
1.65%	5,090	5,254	-	6,352	-	2,637	13,131	224
1.70%	1,094	492	-	799	-	4,497	7,570	-
1.75%	70,040	3,270	630	6,826	-	14,297	57,598	-
1.80%	3,405	2,144	1,065	6,133	-	3,074	14,722	-
1.85%	13,525	902	404	856	-	4,931	6,528	-
1.90%	319	797	-	616	-	3,457	2,336	-
1.95%	20,036	1,007	-	274	-	2,649	21,030	293
2.00%	6,236	929	-	830	-	4,867	18,753	-
2.05%	3,560	3,002	549	1,804	-	4,936	7,983	-
2.10%	4,565	1,501	76	367	-	3,137	22,753	-
2.15%	3,980	1,775	-	-	-	3,870	17,254	-
2.20%	10,664	259	-	107	-	842	5,658	-
2.25%	205	1,204	-	727	-	906	2,351	-
2.30%	2,555	301	-	510	-	559	11,962	-
2.35%	1,547	582	-	598	-	5,112	11,970	-
2.40%	766	132	153	243	-	1,089	2,205	-
2.45%	700	154	-	1,132	-	1,291	9,789	-
2.50%	30	345	-	288	-	1,425	7,547	-
2.55%	639	-	-	-	-	383	2,271	-
2.60%	126	155	-	215	-	155	246	-
2.65%	-	-	-	-	-	-	1,862	-
2.70%	108	-	-	57	-	26	46	-
2.75%	-	-	-	-	-	-	576	-
2.80%	-	-	-	-	-	47	5,233	-
2.85%	-	-	-	-	-	-	570	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	26	144	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$318,331	$48,324	$7,601	$59,022	$89	$112,786	$425,704	$6,026

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	TRHS2	VWBFR	VWBF	VWEMR	VWEM	VWHAR

0.40%	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-
0.75%	706	-	-	-	-	10,502
0.80%	228	225	57	1,194	1,250	1,335
0.85%	563	-	-	-	-	3,507
0.95%	30	-	-	-	-	284
1.05%	264	-	-	-	-	955
1.10%	285	-	-	-	-	4,139
1.15%	22,593	-	-	-	-	32,054
1.20%	-	-	-	-	-	120
1.25%	2,483	-	-	-	-	5,449
1.30%	54,465	50,160	108,675	174,105	183,899	405,091
1.35%	4,601	-	-	-	-	13,677
1.40%	16,366	27,800	49,296	49,126	79,411	115,252
1.45%	3,115	-	-	-	-	10,940
1.50%	8,301	-	-	-	-	28,150
1.55%	18,912	-	-	-	-	30,916
1.60%	4,430	-	-	-	-	27,732
1.65%	5,601	-	-	-	-	13,169
1.70%	799	-	-	-	-	3,804
1.75%	14,441	-	-	-	-	26,344
1.80%	3,513	-	-	-	-	20,506
1.85%	5,197	-	-	-	-	7,575
1.90%	488	-	-	-	-	1,740
1.95%	8,263	-	-	-	-	10,622
2.00%	4,640	-	-	-	-	6,792
2.05%	1,076	-	-	-	-	3,109
2.10%	7,050	-	-	-	-	24,086
2.15%	1,086	-	-	-	-	2,892
2.20%	12,486	-	-	-	-	13,386
2.25%	-	-	-	-	-	802
2.30%	793	-	-	-	-	710
2.35%	1,210	-	-	-	-	340
2.40%	199	-	-	-	-	6,369
2.45%	1,602	-	-	-	-	9,762
2.50%	-	-	-	-	-	-
2.55%	6	-	-	-	-	3,337
2.60%	-	-	-	-	-	-
2.65%	-	-	-	-	-	3,978
2.70%	-	-	-	-	-	1,153
2.75%	2	-	-	-	-	16,632
2.80%	71	-	-	-	-	2,129
2.85%	-	-	-	-	-	-
2.90%	-	-	-	-	-	-
2.95%	-	-	-	-	-	-
3.00%	-	-	-	-	-	-
3.05%	-	-	-	-	-	-
3.10%	-	-	-	-	-	-
3.15%	-	-	-	-	-	-
3.20%	-	-	-	-	-	-
3.25%	-	-	-	-	-	-
3.30%	-	-	-	-	-	-
3.40%	-	-	-	-	-	-

	$205,865	$78,185	$158,028	$224,425	$264,560	$869,340

	VWHA	WRASP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF	SVOF

0.40%	$-	$-	$1,449	$6,770	$30,436	$2,812	$-	$-
0.65%	-	58	-	-	-	-	-	-
0.75%	-	2,896	-	-	-	-	-	-
0.80%	1,688	491	-	-	-	-	-	-
0.85%	-	975	-	-	-	-	-	-
0.95%	-	208	-	-	-	-	-	-
1.05%	-	2,244	-	-	-	-	-	-
1.10%	-	10,811	-	-	-	-	-	-
1.15%	-	112,429	-	-	-	-	-	-
1.20%	-	717	-	-	-	-	-	-
1.25%	-	39,974	-	-	-	-	-	-
1.30%	303,507	179,167	-	-	-	-	60	3,535
1.35%	-	57,683	-	-	-	-	-	-
1.40%	108,069	45,398	-	-	-	-	408	289
1.45%	-	31,532	-	-	-	-	-	-
1.50%	-	142,794	-	-	-	-	-	-
1.55%	-	132,273	-	-	-	-	-	-
1.60%	-	59,252	-	-	-	-	-	-
1.65%	-	34,039	-	-	-	-	-	-
1.70%	-	8,965	-	-	-	-	-	-
1.75%	-	202,441	-	-	-	-	-	-
1.80%	-	76,344	-	-	-	-	-	-
1.85%	-	12,159	-	-	-	-	-	-
1.90%	-	2,054	-	-	-	-	-	-
1.95%	-	91,180	-	-	-	-	-	-
2.00%	-	81,016	-	-	-	-	-	-
2.05%	-	5,166	-	-	-	-	-	-
2.10%	-	47,871	-	-	-	-	-	-
2.15%	-	9,769	-	-	-	-	-	-
2.20%	-	24,236	-	-	-	-	-	-
2.25%	-	764	-	-	-	-	-	-
2.30%	-	8,585	-	-	-	-	-	-
2.35%	-	3,261	-	-	-	-	-	-
2.40%	-	2,257	-	-	-	-	-	-
2.45%	-	2,415	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	1,752	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	180	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	2	-	-	-	-	-	-
2.80%	-	1,500	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$413,264	$1,434,858	$1,449	$6,770	$30,436	$2,812	$468	$3,824

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	WFVSCG	WFVSMV	WFVTRB	WFVOG2	NVAGF3	CSIEF3	GEF3	NVGWL6

0.40%	$7	$-	$-	$-	$-	$-	$-	$15
0.65%	-	-	-	-	-	-	-	-
0.75%	95	-	-	-	-	-	-	-
0.80%	527	-	-	-	2	42	218	-
0.85%	2,938	-	-	-	-	-	-	-
0.95%	785	-	-	-	46	-	-	-
1.05%	639	-	-	-	70	-	-	-
1.10%	7,159	100	-	-	1,045	-	-	828
1.15%	33,922	-	325	-	2,107	-	-	1,742
1.20%	191	-	-	-	73	-	-	-
1.25%	3,691	-	3,201	-	798	-	-	218
1.30%	63,195	-	-	-	974	12,474	11,256	2,324
1.35%	13,239	-	-	-	631	-	-	533
1.40%	13,913	-	-	216	1,076	5,034	3,681	-
1.45%	9,102	-	-	-	754	-	-	137
1.50%	19,014	-	-	-	11	-	-	1,786
1.55%	61,070	-	-	-	2,489	-	-	1,346
1.60%	9,947	-	-	507	305	-	-	2,006
1.65%	13,523	-	-	-	1,782	-	-	243
1.70%	3,324	-	-	-	-	-	-	33
1.75%	68,829	-	-	96	1,046	-	-	2,721
1.80%	8,763	-	-	-	544	-	-	1,094
1.85%	7,765	-	-	-	149	-	-	429
1.90%	6,935	-	-	-	-	-	-	-
1.95%	14,812	-	-	-	100	-	-	360
2.00%	16,893	-	-	-	246	-	-	349
2.05%	2,994	-	-	-	96	-	-	65
2.10%	7,888	-	-	-	426	-	-	92
2.15%	2,728	-	-	-	557	-	-	158
2.20%	4,364	-	-	147	-	-	-	401
2.25%	1,711	-	-	-	-	-	-	128
2.30%	4,959	-	-	-	-	-	-	828
2.35%	8,974	-	-	-	-	-	-	556
2.40%	742	-	-	-	-	-	-	426
2.45%	3,141	-	-	-	-	-	-	-
2.50%	686	-	-	-	-	-	-	20
2.55%	3,605	-	-	-	-	-	-	80
2.60%	-	-	-	-	-	-	-	-
2.65%	582	-	-	-	-	-	-	-
2.70%	482	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	95
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$423,134	$100	$3,526	$966	$15,327	$17,550	$15,155	$19,013

	WSCP

0.40%	$-
0.65%	-
0.75%	-
0.80%	1,344
0.85%	-
0.95%	-
1.05%	-
1.10%	-
1.15%	-
1.20%	-
1.25%	-
1.30%	236,479
1.35%	-
1.40%	112,811
1.45%	-
1.50%	-
1.55%	-
1.60%	-
1.65%	-
1.70%	-
1.75%	-
1.80%	-
1.85%	-
1.90%	-
1.95%	-
2.00%	-
2.05%	-
2.10%	-
2.15%	-
2.20%	-
2.25%	-
2.30%	-
2.35%	-
2.40%	-
2.45%	-
2.50%	-
2.55%	-
2.60%	-
2.65%	-
2.70%	-
2.75%	-
2.80%	-
2.85%	-
2.90%	-
2.95%	-
3.00%	-
3.05%	-
3.10%	-
3.15%	-
3.20%	-
3.25%	-
3.30%	-
3.40%	-

	$350,634

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $1,259,932,807 and $1,130,915,809, respectively, and total transfers from the Account to the fixed account were $267,916,712 and $218,700,309, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $15,728,316 and $8,906,383 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $23,803,282 and $31,583,753 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $5,392,901 and $3,282,800 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$29,793,995,282	$0	$0	$29,793,995,282

The Account did not have any assets or liabilities reported at fair value on a non-recurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

	Purchases of Investments	Sales of Investments
MidCap Growth Portfolio - Class S Shares (ALMCS)	$118,629	$135,323
Growth Fund - Class 1 (AFGF)	94,271	817,913
High-Income Bond Fund - Class 1 (AFHY)	4,546,788	4,468,053
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)	52,366	88,237
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	53,606,467	4,280,909
Money Market Portfolio(TM) (CHSMM)	10,815,448	10,252,466
Stock Index Fund, Inc. - Initial Shares (DSIF)	6,687,112	39,171,840
Stock Index Fund, Inc. - Service Shares (DSIFS)	23,610,580	18,275,235
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	932,256	7,021,710
VA International Equity Fund (HVIE)	6,384,892	74,842
VA Situs Fund (HVSIT)	14,420,870	965,018
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	1,336,617	2,179,605
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	1,935,465	3,403,632
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	10,547,463	19,432,240
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	11,063,404	9,460,413
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	-	289,141
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	7,130,987	42,434,761
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	101,943	1,452,698
Investors Growth Stock Series - Service Class (MIGSC)	348,375	3,035,224
Value Series - Service Class (MVFSC)	23,674,733	42,207,565
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	38,912,021	2,477,803
Core Plus Fixed Income Portfolio - Class I (MSVFI)	451,233	870,758
Core Plus Fixed Income Portfolio - Class II (MSVF2)	1,499,150	4,960,134
Emerging Markets Debt Portfolio - Class I (MSEM)	172,909	680,111
Emerging Markets Debt Portfolio - Class II (MSEMB)	48,399	183,629
Global Real Estate Portfolio - Class II (VKVGR2)	5,453	4,521
U.S. Real Estate Portfolio - Class I (MSVRE)	84,978	109,682
U.S. Real Estate Portfolio - Class II (MSVREB)	37	4,780
Managed Allocation Fund - Moderate Growth II (VFMG2)	137,709	632,652

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,713,898	13,732,300
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	10,950,883	21,193,156
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	900,669,828	15,245,129
American Funds NVIT Bond Fund - Class II (GVABD2)	285,915,933	64,532,753
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	28,307,140	12,242,926
American Funds NVIT Growth Fund - Class II (GVAGR2)	34,364,785	13,237,488
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	272,513,193	29,137,200
Federated NVIT High Income Bond Fund - Class I (HIBF)	692,113	2,366,633
Federated NVIT High Income Bond Fund - Class III (HIBF3)	60,680,979	55,839,608
NVIT Emerging Markets Fund - Class I (GEM)	2,572	90,913
NVIT Emerging Markets Fund - Class II (GEM2)	7,409	318,363
NVIT Emerging Markets Fund - Class III (GEM3)	1,805,018	10,939,276
NVIT Emerging Markets Fund - Class VI (GEM6)	7,397,595	13,473,401
NVIT International Equity Fund - Class I (GIG)	520	3,761
NVIT International Equity Fund - Class III (GIG3)	2,674,830	7,131,269
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	10,260,445	4,712,161
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	2,242,486	15,760,913
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	15,296,700	6,558,018
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	2,057,199	1,744,817
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	18,113,757	41,610,421
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	8,355,505	5,278,959
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	393,505,827	3,104,109
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	815,477,611	3,479,459
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	248,275,083	35,428,937
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	642,965,670	5,774,009
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	25,427,521	32,860,600
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	182,442,081	11,076,526
NVIT Core Bond Fund - Class I (NVCBD1)	1,398,323	1,044,842
NVIT Core Bond Fund - Class II (NVCBD2)	19,662,761	41,882,319
NVIT Core Plus Bond Fund - Class II (NVLCP2)	20,605,391	8,087,575
NVIT Fund - Class I (TRF)	1,733,475	22,188,620
NVIT Fund - Class II (TRF2)	9,033,233	41,765,801
NVIT Government Bond Fund - Class I (GBF)	69,119,164	128,946,815
American Century NVIT Growth Fund - Class I (CAF)	1,450,232	5,420,720
American Century NVIT Growth Fund -Class II (CAF2)	10,359,850	216,159
NVIT International Index Fund - Class VIII (GVIX8)	9,081,146	2,655,603
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	6,471,353	67,514,583
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	223,675,152	1,641,366
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	511,908,315	7,346,635
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	175,102,696	34,859,815
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	132,462,539	175,042,859
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	30,706,072	207,853,315
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	93,905,606	35,027,959
NVIT Mid Cap Index Fund - Class I (MCIF)	17,862,528	14,344,849
NVIT Money Market Fund - Class I (SAM)	353,696,777	265,556,916
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	615,420	7,440,679
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	15,351,461	28,579,990
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	10,692	209,729
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	657,114	1,701,631
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	10,968,378	5,034,190
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,148,566	3,070,805
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	9,422,038	23,285,092
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	952,834	1,097,031
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	10,831,892	6,973,380
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	17,242	31,476,802
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	9,548,539	31,087,212
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	11,338,187	50,026,835
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	3,904,593	4,369,734
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	17,778,304	11,154,237
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	554,836	8,129,303
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	3,072,802	4,622,980
NVIT Multi-Manager Small Company Fund - Class I (SCF)	819,110	14,195,548
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	3,127,692	7,570,727
NVIT Multi-Sector Bond Fund - Class I (MSBF)	44,265,896	16,353,489
NVIT Short Term Bond Fund - Class II (NVSTB2)	15,636,892	21,778,744
NVIT Large Cap Growth Fund - Class I (NVOLG1)	4,039,004	86,358,927
NVIT Large Cap Growth Fund - Class II (NVOLG2)	3,349,821	66,217,545
Templeton NVIT International Value Fund - Class III (NVTIV3)	45,554,137	18,596,175
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)	18,968,175	12,335,600
NVIT Real Estate Fund - Class I (NVRE1)	3,807,577	13,376,575
NVIT Real Estate Fund - Class II (NVRE2)	10,350,481	17,720,704
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	46,884	674
VPS Growth and Income Portfolio - Class B (ALVGIB)	373,431	2,348,770
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	18,586,705	7,157,617
VP Balanced Fund - Class I (ACVB)	1,539,354	6,834,957
VP Capital Appreciation Fund - Class I (ACVCA)	4,926	33,214
VP Income & Growth Fund - Class I (ACVIG)	1,167,786	2,301,822
VP Income & Growth Fund - Class II (ACVIG2)	362,708	1,896,456
VP Inflation Protection Fund - Class II (ACVIP2)	78,794,147	27,192,197
VP International Fund - Class I (ACVI)	25,532	34,508
VP International Fund - Class III (ACVI3)	64	106
VP International Fund - Class IV (ACVI4)	656	688
VP Mid Cap Value Fund - Class I (ACVMV1)	2,549,228	2,114,367
VP Mid Cap Value Fund - Class II (ACVMV2)	20,410,496	9,141,959
VP Ultra(R) Fund - Class I (ACVU1)	-	-
VP Ultra(R) Fund - Class II (ACVU2)	194	5,751
VP Value Fund - Class I (ACVV)	285	22,635
VP Value Fund - Class II (ACVV2)	26,679	34,264
VP Vista(SM) Fund - Class I (ACVVS1)	-	2,142
VP Vista(SM) Fund - Class II (ACVVS2)	-	-
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	14,133,422	11,214,312
Appreciation Portfolio - Initial Shares (DCAP)	7,708,230	4,510,819
Appreciation Portfolio - Service Shares (DCAPS)	43,406,049	3,786,413
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)	880,823	1,076,205
Growth and Income Portfolio - Initial Shares (DGI)	1,068,192	3,172,758
Capital Appreciation Fund II - Service Shares (FCA2S)	45,657	599,018
Quality Bond Fund II - Primary Shares (FQB)	1,855,975	3,337,329
Quality Bond Fund II - Service Shares (FQBS)	4,345,873	12,188,627
Contrafund Portfolio - Service Class 2 (FC2)	908	56,558
Equity-Income Portfolio - Initial Class (FEIP)	8,596,572	57,744,724
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	456,485	3,908,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

High Income Portfolio - Initial Class (FHIP)	3,704,346	9,873,775
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	4,355,900	26,080,908
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	3,950	230,610
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	25,661,844	17,753,923
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	29,043,640	14,137,216
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	967,684	981,150
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	30,899,950	9,017,220
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,232,209	1,867,253
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	134,413,876	2,347,231
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,724,757	1,141,647
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	6,235,185	3,938,863
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	-	60
VIP Fund - Growth Portfolio - Initial Class (FGP)	3,511,167	52,007,614
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	47,340,445	19,143,445
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	16,293,905	18,820,559
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	5,502,978	7,607,099
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	57,668,611	93,786,524
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	4,238,260	11,084,905
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	25,738,867	29,854,964
VIP Fund - Overseas Portfolio - Initial Class (FOP)	954,707	10,199,338
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)	1,075,239	6,214,938
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)	52,598	1,004,156
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	11,862,352	8,362,036
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	706,562	2,342,727
Franklin Income Securities Fund - Class 2 (FTVIS2)	22,157,310	14,188,532
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	2,439,781	16,883,786
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	20,458,169	31,910,962
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	2,434,957	6,137,091
Templeton Foreign Securities Fund - Class 2 (TIF2)	75,396	1,439,546
Templeton Foreign Securities Fund - Class 3 (TIF3)	4,947,126	13,116,968
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	25,602,846	14,107,887
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	8,118,468	2,851,684
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	17,005,439	39,838,450
Growth Portfolio - I Class Shares (AMTG)	9,754	21,632
Guardian Portfolio - I Class Shares (AMGP)	-	-
International Portfolio - S Class Shares (AMINS)	54,530	54,008
Partners Portfolio - I Class Shares (AMTP)	3,389	35,346
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	4,617,064	6,477,004
Socially Responsive Portfolio - I Class Shares (AMSRS)	2,393,623	5,969,715
Balanced Fund/VA - Non-Service Shares (OVMS)	1,129,494	7,673,681
Capital Appreciation Fund/VA - Service Class (OVCAFS)	2	2,104
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	8,810	96,195
Core Bond Fund/VA - Non-Service Shares (OVB)	2,837,279	7,717,194
Global Securities Fund/VA - Class 3 (OVGS3)	1,969,265	11,782,677
Global Securities Fund/VA - Class 4 (OVGS4)	4,532,632	8,780,661
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,599,793	19,916,101
Global Securities Fund/VA - Service Class (OVGSS)	108,386	2,230,872
High Income Fund/VA - Class 3 (OVHI3)	387,816	393,588
High Income Fund/VA - Class 4 (OVHI4)	4,738,496	4,252,879
High Income Fund/VA - Non-Service Shares (OVHI)	4,492	26,844
High Income Fund/VA - Service Class (OVHIS)	294,378	909,649
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	813,192	2,425,259
Main Street Fund(R)/VA - Service Class (OVGIS)	9,606,771	40,781,604
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	2,094,376	1,954,078
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	10,933,988	6,255,097
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)	5,303,443	4,741,807
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	11,141,131	6,761,257
Low Duration Portfolio - Advisor Class (PMVLAD)	88,233,231	29,668,538
Total Return Portfolio - Advisor Class (PMVTRD)	67,663,041	1,353,379
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	251,653	1,030,955
Putnam VT International Equity Fund - IB Shares (PVTIGB)	18,554	177,387
Putnam VT Voyager Fund - IB Shares (PVTVB)	1,362,251	1,665,686
V.I. Basic Value Fund - Series II (AVBV2)	110	4,874
V.I. Capital Appreciation Fund - Series II (AVCA2)	613,836	1,819,817
V.I. Capital Development Fund - Series II (AVCD2)	9,767,766	8,122,553
Diversified Stock Fund Class A Shares (VYDS)	12,963	150,764
Blue Chip Growth Portfolio - II (TRBCG2)	46,698	50,869
Equity Income Portfolio - II (TREI2)	14	5,844
Health Sciences Portfolio - II (TRHS2)	31,799,168	7,239,307
Limited-Term Bond Portfolio - II (TRLT2)	-	-
VIP Trust - Global Bond Fund: Class R1 (VWBFR)	1,585,034	1,588,886
VIP Trust - Global Bond Fund: Initial Class (VWBF)	1,201,054	1,801,699
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)	1,438,835	8,590,030
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	219,010	3,696,267
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)	24,269,225	10,908,428
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	788,662	3,883,997
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	39,184,454	14,622,323
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)	1,256,482	236,495
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)	4,872,159	157,063
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)	14,657,178	267,787
WRPMCP (WRPMCP)	1,766,070	113,274
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	3,927	8,807
Advantage VT Opportunity Fund - Class 2 (SVOF)	11,662	88,904
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	12,435,831	7,596,233
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)	938	1,634
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)	18,894	3,519
Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)	582	7,443
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)	578,773	3,847,983
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) (CSIEF3)	356,424	2,338,937
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	599,941	2,754,305
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)	589,982	2,731,891
U.S. Equity Flex I Portfolio(obsolete) (WSCP)	221,115	31,923,583

Total	$7,219,386,838	$3,137,113,930

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
MidCap Growth Portfolio - Class S Shares (ALMCS)
2011	0.95% to 1.45%	32,647	$12.15 to $ 11.64	$393,138	0.00%	-9.46% to -9.91%
2010	0.95% to 1.45%	34,119	13.41 to 12.93	452,475	0.00%	17.75% to 17.16%
2009	0.95% to 1.45%	38,321	11.39 to 11.03	432,673	0.00%	49.88% to 49.12%
2008	0.95% to 1.45%	35,463	7.60 to 7.40	267,952	0.00%	-58.87% to -59.08%
2007	0.95% to 1.80%	52,160	18.48 to 17.80	958,371	0.00%	30.02% to 28.90%
Growth Fund - Class 1 (AFGF)
2011	1.30%	133,488	73.13	9,761,912	0.85%	-5.30%
2010	1.30%	142,179	77.23	10,979,803	0.97%	17.46%
2009	1.30%	156,482	65.75	10,287,967	0.86%	37.93%
2008	1.30%	185,887	47.67	8,860,655	1.05%	-44.56%
2007	1.30%	204,499	85.98	17,582,665	0.98%	11.17%
High-Income Bond Fund - Class 1 (AFHY)
2011	1.30%	37,304	48.38	1,804,784	9.81%	0.85%
2010	1.30%	37,078	47.97	1,778,708	10.52%	13.88%
2009	1.30%	41,033	42.12	1,728,444	7.90%	37.64%
2008	1.30%	42,363	30.60	1,296,441	5.45%	-24.74%
2007	1.30%	35,586	40.66	1,446,977	10.75%	0.29%
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2011	1.30%	34,457	35.49	1,222,715	2.00%	6.46%
2010	1.30%	36,578	33.33	1,219,260	1.84%	4.56%
2009	1.30%	42,499	31.88	1,354,789	2.60%	1.45%
2008	1.30%	48,345	31.42	1,519,125	3.08%	6.44%
2007	1.30%	49,215	29.52	1,452,853	7.14%	5.43%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2011	0.75% to 2.65%	10,016,317	12.62 to 11.99	123,669,985	2.63%	-4.36% to -6.19%
2010	0.75% to 2.65%	6,572,107	13.20 to 12.78	85,557,591	1.68%	8.94% to 6.85%
2009	0.75% to 2.65%	2,338,768	12.12 to 11.96	28,183,661	2.59%	21.17% to 19.62%	****
Money Market Portfolio(TM) (CHSMM)
2011	0.75% to 1.55%	1,391,226	9.97 to 10.22	14,443,732	0.01%	-0.74% to -1.54%
2010	0.75% to 1.55%	1,300,472	10.04 to 10.38	13,862,136	0.01%	-0.70% to -1.50%
2009	0.75% to 1.55%	1,588,787	10.11 to 10.54	17,129,897	0.11%	-0.65% to -1.45%
2008	0.75% to 1.85%	2,367,841	10.18 to 10.52	25,748,263	2.08%	1.35% to 0.23%
2007	0.95% to 1.85%	2,030,093	10.92 to 10.50	22,118,985	4.51%	3.74% to 2.79%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.80% to 1.40%	7,343,204	24.34 to 28.29	210,627,633	1.79%	1.06% to 0.45%
2010	0.80% to 1.40%	8,556,559	24.08 to 28.17	244,155,883	1.80%	13.92% to 13.23%
2009	0.80% to 1.40%	10,005,487	21.14 to 24.87	251,973,988	2.07%	25.32% to 24.57%
2008	0.80% to 1.40%	11,829,308	16.87 to 19.97	239,007,065	2.04%	-37.64% to -38.02%
2007	0.80% to 1.40%	14,260,866	27.05 to 32.22	464,467,374	1.71%	4.41% to 3.77%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2011	0.40% to 2.85%	7,723,730	9.41 to 12.21	113,970,712	1.60%	1.21% to -1.27%
2010	0.40% to 2.85%	7,353,016	9.30 to 12.37	109,163,971	1.61%	14.08% to 11.28%
2009	0.75% to 2.85%	7,000,385	7.98 to 11.11	92,376,592	1.85%	25.10% to 22.45%
2008	0.95% to 2.85%	6,903,789	9.20 to 9.08	73,597,957	1.77%	-37.92% to -39.11%
2007	0.95% to 2.90%	7,232,672	14.82 to 14.87	124,891,794	1.53%	3.99% to 1.93%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	0.80% to 1.40%	1,619,263	19.32 to 22.85	39,089,761	0.90%	0.10% to -0.51%
2010	0.80% to 1.40%	1,858,295	19.31 to 22.97	45,067,265	0.89%	13.90% to 13.21%
2009	0.80% to 1.40%	2,105,786	16.95 to 20.29	45,091,981	0.98%	32.69% to 31.88%
2008	0.80% to 1.40%	2,380,596	12.77 to 15.38	38,616,074	0.77%	-34.95% to -35.34%
2007	0.80% to 1.40%	2,887,153	19.64 to 23.79	72,290,938	0.55%	6.92% to 6.27%
VA International Equity Fund (HVIE)
2011	0.40% to 2.35%	672,762	9.10 to 8.89	6,042,943	2.60%	-11.91% to -13.63%
2010	1.15% to 2.25%	25,460	10.32 to 10.30	262,513	0.00%	3.16% to 2.97%	****
VA Situs Fund (HVSIT)
2011	0.75% to 2.70%	1,261,261	11.11 to 10.86	13,876,653	0.05%	-1.65% to -3.58%
2010	0.85% to 2.35%	45,685	11.30 to 11.27	515,595	0.00%	12.97% to 12.69%	****
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)							****
2011	0.80% to 1.40%	404,489	15.07 to 14.38	5,854,364	1.33%	1.35% to 0.73%
2010	0.80% to 1.40%	463,358	14.87 to 14.28	6,650,267	1.21%	22.47% to 21.73%
2009	0.80% to 1.40%	515,602	12.14 to 11.73	6,074,214	0.00%	25.68% to 24.92%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2011	0.95% to 2.30%	655,718	16.15 to 15.59	10,841,461	2.28%	0.39% to -0.97%
2010	0.95% to 2.45%	781,885	16.09 to 15.55	12,961,037	2.54%	7.09% to 5.47%
2009	0.95% to 2.45%	876,368	15.02 to 14.75	13,598,156	2.79%	24.39% to 22.51%
2008	0.95% to 2.55%	848,549	12.08 to 11.96	10,629,343	2.43%	-16.86% to -18.20%
2007	0.95% to 2.55%	908,896	14.53 to 14.63	13,784,481	2.33%	9.23% to 7.46%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	0.40% to 2.95%	8,157,179	$8.24 to $ 14.48	$111,233,520	0.25%	-7.31% to -9.68%
2010	0.40% to 2.95%	8,528,417	8.90 to 16.04	127,857,338	0.24%	6.05% to 3.34%
2009	0.40% to 2.95%	7,958,375	8.39 to 15.52	108,881,608	0.01%	45.43% to 41.71%
2008	0.80% to 2.85%	6,759,021	6.45 to 11.01	62,774,776	0.01%	-44.76% to -45.90%
2007	0.80% to 2.85%	4,763,489	11.67 to 20.36	70,732,848	0.18%	35.54% to 32.72%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2011	0.75% to 2.55%	921,943	10.22 to 9.92	10,932,894	0.00%	-9.49% to -11.13%
2010	0.80% to 2.45%	765,556	15.90 to 11.17	10,472,391	0.00%	23.52% to 11.68%	****
2009	0.80% to 1.40%	417,666	12.87 to 12.29	5,164,464	0.00%	55.84% to 54.90%
2008	0.80% to 1.40%	342,194	8.26 to 7.93	2,732,234	0.09%	-44.35% to -44.68%
2007	0.80% to 1.40%	394,297	14.84 to 14.34	5,684,417	0.33%	20.78% to 20.04%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2011	0.80% to 1.40%	378,492	4.92 to 4.59	1,750,288	0.00%	-9.39% to -9.93%
2010	0.80% to 1.40%	429,603	5.43 to 5.09	2,204,148	0.00%	23.40% to 22.66%
2009	0.80% to 1.40%	566,071	4.40 to 4.15	2,364,877	0.00%	55.64% to 54.70%
2008	0.80% to 1.40%	628,439	2.83 to 2.68	1,696,007	0.09%	-44.42% to -44.76%
2007	0.80% to 1.40%	733,774	5.09 to 4.86	3,581,793	0.31%	20.72% to 19.99%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2011	0.65% to 2.80%	4,453,401	7.21 to 16.61	83,075,727	0.37%	-32.77% to -34.23%
2010	0.65% to 2.80%	5,924,822	10.72 to 25.25	165,454,474	0.57%	24.22% to 21.53%
2009	0.65% to 3.25%	8,647,430	8.63 to 20.24	194,404,524	0.41%	77.91% to 73.25%
2008	0.65% to 3.25%	8,802,005	4.85 to 11.68	113,283,262	2.77%	-52.52% to -53.77%
2007	0.80% to 3.25%	7,719,861	29.56 to 25.27	212,963,970	0.45%	27.04% to 23.89%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2011	0.80% to 2.15%	391,151	11.78 to 25.59	5,139,442	0.38%	-32.88% to -33.79%
2010	0.80% to 2.15%	470,786	17.55 to 38.65	9,286,940	0.52%	24.02% to 22.33%
2009	0.80% to 2.15%	602,788	14.15 to 31.60	9,534,039	0.41%	77.64% to 75.22%
2008	0.80% to 2.15%	711,183	7.97 to 18.03	6,402,172	2.65%	-52.61% to -53.26%
2007	0.80% to 2.15%	879,729	16.81 to 38.58	16,732,189	0.44%	26.99% to 25.25%
Investors Growth Stock Series - Service Class (MIGSC)
2011	0.95% to 2.80%	638,301	12.89 to 12.09	9,464,140	0.25%	-0.58% to -2.43%
2010	0.95% to 2.80%	809,425	12.96 to 12.39	12,090,332	0.30%	11.09% to 9.01%
2009	0.95% to 2.80%	996,255	11.67 to 11.37	13,426,951	0.45%	37.77% to 35.20%
2008	0.95% to 2.80%	1,184,843	8.47 to 8.41	11,622,597	0.30%	-37.58% to -38.75%
2007	0.95% to 3.15%	1,427,758	13.57 to 13.50	22,610,416	0.09%	9.96% to 7.51%
Value Series - Service Class (MVFSC)
2011	0.40% to 3.20%	19,464,081	9.28 to 13.46	317,118,489	1.23%	-0.86% to -3.65%
2010	0.65% to 3.20%	20,429,012	9.20 to 13.97	339,926,147	1.39%	10.49% to 7.66%
2009	0.65% to 3.25%	22,272,897	8.33 to 12.93	339,364,913	1.18%	21.66% to 18.47%
2008	0.80% to 3.05%	5,622,918	7.91 to 11.04	71,657,666	1.02%	-33.28% to -34.80%
2007	0.80% to 3.15%	4,556,477	11.85 to 16.86	87,844,770	0.73%	6.73% to 4.19%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2011	0.40% to 2.80%	4,818,705	10.58 to 10.16	50,011,075	1.17%	-2.17% to -4.52%
2010	0.65% to 2.65%	1,400,680	10.80 to 10.65	15,034,804	0.00%	7.97% to 6.52%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2011	0.80% to 1.40%	139,216	11.79 to 11.39	1,592,352	3.55%	4.80% to 4.17%
2010	0.80% to 1.40%	180,620	11.25 to 10.94	1,981,504	5.84%	6.29% to 5.64%
2009	0.80% to 1.40%	199,374	10.59 to 10.35	2,069,531	9.61%	8.77% to 8.11%
2008	0.80% to 1.40%	312,617	9.73 to 9.58	2,999,638	4.42%	-10.92% to -11.46%
2007	1.30% to 1.40%	328,510	10.83 to 10.82	3,557,887	4.01%	4.08% to 3.97%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2011	0.95% to 3.05%	1,719,934	12.32 to 10.16	19,859,702	3.46%	4.40% to 2.20%
2010	0.95% to 3.05%	2,060,566	11.80 to 9.94	22,903,727	5.14%	5.84% to 3.60%
2009	0.95% to 3.05%	2,319,135	11.15 to 9.59	24,504,304	12.99%	8.34% to 6.05%
2008	0.65% to 3.25%	22,132,369	8.92 to 8.94	214,874,888	4.27%	-11.04% to -13.37%
2007	0.95% to 3.25%	25,887,057	11.60 to 10.32	286,272,488	3.60%	4.21% to 1.78%
Emerging Markets Debt Portfolio - Class I (MSEM)
2011	0.80% to 1.40%	146,190	26.45 to 24.23	3,579,650	3.51%	6.18% to 5.54%
2010	0.80% to 1.40%	172,642	24.91 to 22.96	4,003,378	4.15%	8.87% to 8.21%
2009	0.80% to 1.40%	206,910	22.88 to 21.22	4,430,726	8.01%	29.17% to 28.39%
2008	0.80% to 1.40%	256,891	17.71 to 16.52	4,280,827	7.11%	-15.66% to -16.17%
2007	0.80% to 1.40%	351,451	21.00 to 19.71	6,980,725	7.33%	5.68% to 5.03%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2011	1.10% to 2.05%	47,925	21.84 to 20.02	1,015,627	3.48%	5.71% to 4.70%
2010	1.10% to 2.05%	56,191	20.66 to 19.12	1,129,707	4.12%	8.53% to 7.49%
2009	1.10% to 2.15%	72,537	19.03 to 17.66	1,345,283	7.91%	28.68% to 27.32%
2008	1.10% to 2.15%	91,031	14.79 to 13.87	1,317,461	7.10%	-15.92% to -16.81%
2007	1.10% to 2.15%	113,859	17.59 to 16.68	1,965,340	7.38%	5.22% to 4.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.30%	312	$46.86	$14,620	1.02%	28.27%
2008	0.80% to 1.40%	2,056,027	30.32 to 28.44	59,067,311	3.36%	-38.39% to -38.77%
2007	0.80% to 1.40%	2,592,043	49.21 to 46.45	121,497,196	1.18%	-17.74% to -18.24%
U.S. Real Estate Portfolio - Class II (MSVREB)
2011	1.35%	27	23.92	646	0.34%	4.24%
2010	1.35%	27	22.95	620	0.78%	27.78%
2009	1.35%	27	17.96	485	5.06%	26.76%
2008	0.95% to 2.80%	3,061,013	11.91 to 12.96	42,791,166	2.76%	-38.64% to -39.80%
2007	0.95% to 2.70%	3,568,905	19.41 to 21.64	81,882,876	1.04%	-18.06% to -19.52%
Managed Allocation Fund - Moderate Growth II (VFMG2)
2011	1.15% to 2.20%	293,739	11.34 to 10.46	3,311,354	1.57%	-6.59% to -7.58%
2010	1.15% to 2.35%	334,971	12.14 to 11.20	4,073,490	0.67%	9.28% to 7.96%
2009	1.15% to 2.35%	407,960	11.11 to 10.37	4,554,149	0.01%	24.18% to 22.67%
2008	1.15% to 2.60%	567,913	8.95 to 8.36	5,101,299	1.30%	-29.89% to -30.92%
2007	1.15% to 2.60%	651,956	12.76 to 12.10	8,384,121	2.05%	5.65% to 4.10%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2011	0.80% to 1.40%	3,763,621	14.04 to 13.82	52,118,578	1.57%	-0.16% to -0.76%
2010	0.80% to 1.40%	4,645,835	14.07 to 13.93	64,777,629	1.95%	12.56% to 11.88%
2009	0.80% to 1.40%	5,595	12.50 to 12.45	69,699	1.43%	24.97% to 24.47%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2011	0.40% to 3.30%	10,757,342	14.12 to 13.05	147,205,264	1.50%	0.09% to -2.82%
2010	0.65% to 3.30%	11,529,269	14.05 to 13.43	159,467,938	1.41%	12.42% to 9.42%
2009	1.10% to 2.75%	349,190	12.46 to 12.32	4,337,527	1.09%	24.59% to 23.20%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2011	0.65% to 3.25%	298,878,335	9.64 to 9.10	3,003,333,545	1.22%	0.27% to -2.34%
2010	0.65% to 3.35%	211,427,824	9.62 to 9.27	2,134,403,370	1.30%	11.29% to 8.34%
2009	0.65% to 3.35%	138,502,206	8.64 to 8.56	1,265,434,415	0.08%	22.61% to 19.18%
2008	0.80% to 3.10%	81,161,084	7.70 to 7.23	609,557,811	3.17%	-30.34% to -31.96%
2007	0.80% to 2.95%	42,263,897	11.06 to 10.66	460,727,179	2.72%	5.29% to 2.99%
American Funds NVIT Bond Fund - Class II (GVABD2)
2011	0.65% to 3.30%	91,572,178	11.07 to 10.16	1,024,351,460	2.11%	5.04% to 2.24%
2010	0.65% to 3.35%	71,841,137	10.54 to 9.92	770,617,482	1.80%	5.30% to 2.49%
2009	0.75% to 3.35%	50,794,802	9.98 to 9.68	521,115,164	0.36%	11.31% to 8.39%
2008	0.80% to 3.10%	33,032,987	9.57 to 8.99	306,925,600	7.38%	-10.59% to -12.67%
2007	0.80% to 2.95%	12,421,457	10.71 to 10.32	130,936,805	8.10%	2.15% to -0.07%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2011	0.40% to 3.30%	11,697,772	8.82 to 8.99	116,477,223	0.91%	-9.67% to -12.30%
2010	0.40% to 3.30%	10,053,778	9.77 to 10.25	112,124,889	0.77%	10.86% to 7.63%
2009	0.75% to 3.30%	8,693,755	8.75 to 9.53	88,480,893	0.00%	40.54% to 36.93%
2008	0.75% to 3.05%	6,969,825	6.22 to 7.00	50,870,236	2.90%	-39.10% to -40.51%
2007	0.80% to 3.05%	5,365,947	12.23 to 11.78	64,844,710	2.79%	13.44% to 10.86%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2011	0.40% to 3.30%	21,925,386	8.85 to 8.36	203,005,498	0.26%	-5.07% to -7.83%
2010	0.65% to 3.30%	19,445,092	9.12 to 9.07	191,754,817	0.16%	17.43% to 14.30%
2009	0.75% to 3.30%	16,804,221	7.75 to 7.94	142,381,453	0.00%	37.74% to 34.20%
2008	0.65% to 3.25%	15,955,035	5.63 to 5.92	98,887,216	2.18%	-44.58% to -46.03%
2007	0.80% to 3.25%	11,269,769	11.44 to 10.98	127,268,601	0.71%	11.00% to 8.24%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2011	0.40% to 3.30%	125,082,554	8.97 to 7.43	1,005,278,616	0.90%	-2.63% to -5.46%
2010	0.65% to 3.35%	94,709,952	8.93 to 7.83	789,529,433	0.84%	10.25% to 7.34%
2009	0.75% to 3.35%	64,562,256	8.08 to 7.29	491,918,665	0.00%	29.71% to 26.15%
2008	0.80% to 3.10%	38,038,535	6.05 to 5.81	225,395,652	3.41%	-38.56% to -39.99%
2007	0.80% to 2.95%	8,176,408	9.84 to 9.70	79,871,976	2.28%	-1.61% to -3.04%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2011	0.95% to 2.20%	405,899	15.76 to 16.00	6,836,295	8.15%	2.83% to 1.58%
2010	0.95% to 2.35%	540,532	15.32 to 15.33	8,856,399	8.30%	12.08% to 10.50%
2009	0.95% to 2.35%	689,492	13.67 to 13.88	10,134,551	9.64%	44.61% to 42.57%
2008	0.95% to 2.35%	833,712	9.45 to 9.73	8,523,732	8.79%	-28.67% to -29.68%
2007	0.95% to 2.35%	1,099,805	13.25 to 13.84	15,862,330	7.26%	2.15% to 0.70%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.75% to 2.80%	7,233,930	12.03 to 12.28	97,191,051	7.75%	3.03% to 0.91%
2010	0.75% to 2.80%	7,280,016	11.68 to 12.17	95,630,359	8.85%	12.31% to 9.99%
2009	0.75% to 2.80%	6,014,764	10.40 to 11.07	70,825,989	9.70%	44.98% to 41.99%
2008	0.80% to 2.75%	3,688,239	7.78 to 7.81	30,220,484	8.86%	-28.67% to -30.08%
2007	0.80% to 2.80%	3,534,655	10.90 to 11.15	40,885,129	8.09%	2.34% to 0.26%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2011	0.80% to 1.40%	14,503	$20.97 to $ 19.58	$285,375	0.64%	-22.99% to -23.46%
2010	0.80% to 1.40%	18,106	27.23 to 25.59	465,619	0.05%	15.25% to 14.55%
2009	0.80% to 1.40%	25,866	23.62 to 22.34	580,996	1.17%	62.01% to 61.03%
2008	0.80% to 1.40%	33,579	14.58 to 13.87	468,183	1.15%	-58.10% to -58.36%
2007	0.80% to 1.40%	40,673	34.80 to 33.31	1,361,399	0.67%	44.41% to 43.53%
NVIT Emerging Markets Fund - Class II (GEM2)
2011	1.10% to 2.25%	44,117	29.78 to 26.84	1,272,348	0.44%	-23.45% to -24.34%
2010	1.10% to 2.45%	52,785	38.90 to 34.91	1,988,828	0.00%	14.64% to 13.08%
2009	1.10% to 2.45%	66,147	33.93 to 30.87	2,165,809	1.16%	61.29% to 59.09%
2008	1.10% to 2.45%	88,202	21.04 to 19.41	1,800,059	0.82%	-58.39% to -58.96%
2007	1.10% to 2.45%	134,775	50.56 to 47.29	6,651,015	0.42%	43.59% to 41.62%
NVIT Emerging Markets Fund - Class III (GEM3)
2011	0.80% to 1.40%	1,075,051	22.93 to 21.63	23,447,431	0.66%	-23.01% to -23.48%
2010	0.80% to 1.40%	1,413,626	29.79 to 28.26	40,245,214	0.07%	15.29% to 14.59%
2009	0.80% to 1.40%	1,637,414	25.84 to 24.66	40,653,617	1.30%	62.18% to 61.20%
2008	0.80% to 1.40%	1,827,343	15.93 to 15.30	28,122,168	1.09%	-58.17% to -58.42%
2007	0.80% to 1.40%	2,599,261	38.08 to 36.80	96,119,470	0.68%	44.38% to 43.50%
NVIT Emerging Markets Fund - Class VI (GEM6)
2011	0.75% to 2.80%	2,598,477	6.11 to 15.47	43,888,708	0.45%	-23.17% to -24.76%
2010	0.75% to 2.80%	2,890,791	7.95 to 20.57	63,579,406	0.00%	15.02% to 12.65%
2009	0.75% to 2.80%	2,858,691	6.91 to 18.26	54,764,422	1.12%	61.87% to 58.52%
2008	0.75% to 2.80%	2,681,445	4.27 to 11.52	32,388,303	0.99%	-58.18% to -59.05%
2007	0.95% to 2.80%	3,749,821	13.46 to 28.12	109,631,081	0.59%	34.62% to 41.36%	*	***
NVIT International Equity Fund - Class I (GIG)
2011	0.80% to 1.40%	3,386	11.16 to 10.42	35,746	1.25%	-10.49% to -11.03%
2010	0.80% to 1.40%	3,675	12.47 to 11.72	43,672	0.96%	12.38% to 11.71%
2009	0.80% to 1.40%	6,007	11.09 to 10.49	63,507	1.18%	28.68% to 27.91%
2008	0.80% to 1.40%	7,437	8.62 to 8.20	61,400	1.38%	-46.49% to -46.81%
2007	0.80% to 1.40%	7,935	16.11 to 15.42	123,047	0.38%	26.12% to 25.36%
NVIT International Equity Fund - Class III (GIG3)
2011	0.80% to 1.40%	1,510,544	17.66 to 16.65	25,320,360	1.23%	-10.48% to -11.03%
2010	0.80% to 1.40%	1,753,932	19.73 to 18.72	33,009,096	0.96%	12.36% to 11.69%
2009	0.80% to 1.40%	2,072,015	17.56 to 16.76	34,894,818	0.69%	28.63% to 27.86%
2008	0.80% to 1.40%	1,123,906	13.65 to 13.11	14,805,125	1.25%	-46.47% to -46.80%
2007	0.80% to 1.40%	1,528,618	25.50 to 24.63	37,816,487	0.44%	26.13% to 25.36%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2011	0.40% to 2.75%	3,528,777	7.42 to 6.55	24,130,603	1.18%	-10.36% to -12.47%
2010	0.40% to 2.80%	2,754,847	8.28 to 7.47	21,261,973	0.94%	12.55% to 9.84%
2009	0.40% to 2.75%	2,369,404	7.35 to 6.81	16,443,478	0.61%	28.93% to 25.89%
2008	1.10% to 2.60%	510,631	5.47 to 5.41	2,781,264	1.52%	-45.33% to -45.88%	*	***
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	0.80% to 1.40%	9,418,341	7.86 to 7.69	72,619,219	0.56%	-12.32% to -12.85%
2010	0.80% to 1.40%	11,003,045	8.97 to 8.83	97,286,636	0.20%	14.68% to 13.99%
2009	0.80% to 1.40%	13,158,118	7.82 to 7.74	101,993,343	0.18%	51.74% to 50.82%
2008	1.30% to 1.40%	12,714	5.14 to 5.13	65,309	0.00%	-48.63% to -48.66%	*	***
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2011	0.40% to 2.80%	3,122,319	7.84 to 7.24	23,656,246	0.56%	-12.01% to -14.13%
2010	0.65% to 2.75%	2,127,346	8.94 to 8.44	18,515,437	0.17%	14.64% to 12.21%
2009	0.75% to 2.75%	1,491,186	7.79 to 7.53	11,436,241	0.00%	51.82% to 48.76%
2008	1.10% to 2.75%	165,613	5.12 to 5.06	843,322	0.00%	-48.84% to -49.41%	*	***
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2011	0.80% to 1.40%	227,602	9.44 to 9.23	2,108,691	0.69%	-3.95% to -4.53%
2010	0.80% to 1.40%	202,690	9.83 to 9.67	1,964,901	0.86%	22.59% to 21.85%
2009	0.80% to 1.40%	202,450	8.02 to 7.94	1,609,379	0.49%	30.48% to 29.69%
2008	0.80% to 1.40%	255,949	6.15 to 6.12	1,567,453	0.43%	-38.55% to -38.80%	*	***
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2011	0.40% to 3.20%	19,248,367	10.02 to 8.60	174,928,764	0.62%	-3.65% to -6.36%
2010	0.65% to 3.20%	21,270,528	9.85 to 9.19	203,052,828	0.56%	22.76% to 19.61%
2009	0.65% to 3.25%	35,752,844	8.02 to 7.67	281,271,459	0.41%	30.42% to 27.00%
2008	0.65% to 3.25%	41,560,970	6.15 to 6.04	253,618,648	0.39%	-38.50% to -39.59%	*	***
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2011	0.75% to 2.65%	2,675,730	13.65 to 8.08	22,508,074	1.95%	-7.08% to -8.86%
2010	0.80% to 2.65%	2,416,119	9.32 to 8.87	22,008,706	0.35%	14.04% to 11.91%
2009	0.80% to 2.60%	1,320,362	8.18 to 7.93	10,654,779	0.99%	28.16% to 25.84%
2008	0.80% to 2.60%	688,094	6.38 to 6.30	4,366,517	1.64%	-36.21% to -36.99%	*	***

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2011	0.40% to 3.25%	128,328,881	$10.81 to $ 9.24	$1,259,936,055	2.45%	-1.74% to -4.54%
2010	0.40% to 3.25%	91,327,946	11.01 to 9.68	921,933,574	0.92%	9.96% to 6.82%
2009	0.80% to 3.10%	45,054,749	9.45 to 9.08	418,125,250	2.30%	18.86% to 16.11%
2008	1.10% to 3.10%	17,964,614	7.93 to 7.82	141,470,743	1.93%	-20.70% to -21.77%	*	***
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2011	0.40% to 3.00%	215,720,584	10.37 to 8.75	1,993,782,374	2.23%	-3.83% to -6.34%
2010	0.65% to 3.00%	134,184,859	10.72 to 9.34	1,303,699,380	0.69%	11.66% to 9.02%
2009	0.80% to 3.00%	61,562,208	8.89 to 8.57	540,299,784	1.96%	23.17% to 20.44%
2008	0.80% to 2.95%	15,353,953	7.22 to 7.12	110,154,375	1.75%	-27.78% to -28.83%	*	***
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2011	0.65% to 3.05%	54,984,947	11.75 to 10.00	581,434,652	2.58%	0.75% to -1.67%
2010	0.85% to 3.05%	35,658,142	11.63 to 10.17	377,651,311	1.21%	5.89% to 3.54%
2009	1.10% to 3.05%	19,312,567	10.15 to 9.82	194,470,746	3.10%	11.78% to 9.57%
2008	1.10% to 2.95%	5,226,256	9.08 to 8.97	47,264,496	2.21%	-9.18% to -10.32%	*	***
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2011	0.40% to 3.40%	194,824,445	10.59 to 8.91	1,863,452,955	2.32%	-2.72% to -5.65%
2010	0.65% to 3.25%	133,082,298	10.82 to 9.48	1,321,688,824	0.79%	10.65% to 7.75%
2009	0.80% to 2.95%	54,968,785	9.17 to 8.84	498,076,084	2.23%	20.97% to 18.35%
2008	0.80% to 2.95%	13,903,119	7.58 to 7.47	104,822,308	1.77%	-24.19% to -25.29%	*	***
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2011	0.75% to 3.25%	38,634,829	9.99 to 8.35	343,084,881	2.36%	-5.38% to -7.76%
2010	0.75% to 3.25%	40,125,331	10.56 to 9.05	379,893,041	0.56%	12.46% to 9.63%
2009	0.80% to 2.70%	21,578,200	8.61 to 8.34	183,374,699	1.47%	25.57% to 23.16%
2008	1.10% to 2.70%	14,026,096	6.84 to 6.77	95,660,793	1.72%	-31.56% to -32.31%	*	***
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2011	0.40% to 2.95%	54,955,819	11.00 to 9.60	556,682,830	2.57%	-0.67% to -3.21%
2010	0.75% to 2.95%	39,080,002	10.98 to 9.92	402,595,617	1.02%	8.22% to 5.82%
2009	0.80% to 2.95%	18,399,363	9.72 to 9.37	176,473,619	2.81%	16.74% to 14.21%
2008	1.10% to 2.95%	4,777,489	8.31 to 8.21	39,524,433	1.94%	-16.89% to -17.93%	*	***
NVIT Core Bond Fund - Class I (NVCBD1)
2011	0.80% to 1.40%	235,110	11.99 to 11.72	2,763,344	3.22%	5.74% to 5.11%
2010	0.80% to 1.40%	209,916	11.34 to 11.15	2,346,078	2.54%	6.20% to 5.56%
2009	0.80% to 1.40%	279,023	10.67 to 10.57	2,952,194	3.81%	7.91% to 7.26%
2008	1.30% to 1.40%	42,991	9.86 to 9.85	423,815	3.07%	-1.41% to -1.48%	*	***
NVIT Core Bond Fund - Class II (NVCBD2)
2011	0.40% to 3.05%	11,130,478	12.24 to 10.91	127,534,053	2.69%	5.81% to 3.01%
2010	0.40% to 3.05%	13,216,889	11.56 to 10.59	144,795,792	2.18%	6.35% to 3.52%
2009	0.40% to 3.25%	19,490,331	10.87 to 10.20	203,646,838	3.50%	8.16% to 5.06%
2008	1.05% to 2.70%	279,918	9.85 to 9.74	2,747,847	3.51%	-1.46% to -2.56%	*	***
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2011	0.40% to 2.70%	3,256,827	13.33 to 11.99	40,774,802	2.51%	5.62% to 3.19%
2010	0.75% to 2.70%	2,269,048	12.25 to 11.62	27,153,406	2.61%	7.30% to 5.20%
2009	0.80% to 2.70%	1,213,629	11.41 to 11.05	13,649,167	5.17%	15.50% to 13.29%
2008	0.80% to 2.70%	224,113	9.88 to 9.75	2,199,217	2.74%	-1.24% to -2.50%	*	***
NVIT Fund - Class I (TRF)
2011	0.80% to 1.40%	2,459,013	20.38 to 22.54	123,499,751	1.13%	-0.27% to -0.88%
2010	0.80% to 1.40%	2,827,396	20.43 to 22.74	144,432,190	1.00%	12.54% to 11.86%
2009	0.80% to 1.40%	3,250,148	18.16 to 20.33	147,253,756	1.33%	25.09% to 24.33%
2008	0.80% to 1.40%	3,836,090	14.51 to 16.35	139,622,623	1.38%	-42.02% to -42.37%
2007	0.80% to 1.40%	4,753,992	25.03 to 28.38	292,472,857	1.05%	7.31% to 6.66%
NVIT Fund - Class II (TRF2)
2011	0.65% to 3.20%	12,416,055	8.35 to 10.96	167,499,307	0.88%	-0.27% to -2.83%
2010	0.65% to 3.20%	14,608,151	8.38 to 11.28	199,289,832	0.68%	12.49% to 9.60%
2009	0.65% to 3.25%	23,090,202	7.45 to 10.26	283,628,433	1.14%	24.74% to 21.48%
2008	0.65% to 3.25%	28,046,162	5.97 to 8.44	280,666,419	1.23%	-41.99% to -43.51%
2007	0.95% to 3.25%	23,169,599	10.10 to 14.95	404,959,033	0.93%	1.03% to 4.37%	*	***
NVIT Government Bond Fund - Class I (GBF)
2011	0.40% to 3.20%	25,298,375	12.15 to 11.14	406,977,698	2.92%	6.83% to 3.83%
2010	0.40% to 3.20%	30,230,403	11.37 to 10.73	449,815,636	2.88%	4.36% to 1.43%
2009	0.65% to 3.25%	43,318,770	11.00 to 10.54	603,120,896	3.35%	2.02% to -0.65%
2008	0.65% to 3.25%	51,150,296	10.78 to 10.61	710,154,637	4.30%	7.02% to 4.22%
2007	0.80% to 3.25%	42,800,012	18.15 to 10.18	579,531,623	4.58%	6.30% to 3.66%
American Century NVIT Growth Fund - Class I (CAF)
2011	0.80% to 1.40%	1,730,666	15.40 to 16.63	31,767,638	0.57%	-1.48% to -2.08%
2010	0.80% to 1.40%	1,929,649	15.63 to 16.98	36,136,993	0.62%	18.29% to 17.58%
2009	0.80% to 1.40%	2,234,563	13.21 to 14.44	35,566,596	0.55%	32.40% to 31.60%
2008	0.80% to 1.40%	2,568,010	9.98 to 10.98	31,041,966	0.27%	-39.20% to -39.57%
2007	0.80% to 1.40%	3,094,521	16.41 to 18.16	61,757,970	0.17%	18.58% to 17.86%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Growth Fund - Class II (CAF2)
2011	0.40% to 2.55%	1,133,015	$9.13 to $ 9.00	$10,266,928	1.35%	-8.65% to -9.97%	****
NVIT International Index Fund - Class VIII (GVIX8)
2011	0.65% to 2.75%	2,533,356	6.78 to 7.01	19,050,533	2.62%	-13.41% to -15.24%
2010	0.65% to 2.75%	1,822,983	7.83 to 8.28	15,977,303	2.10%	6.70% to 4.45%
2009	0.80% to 2.75%	1,437,538	8.52 to 7.92	11,902,303	2.84%	27.58% to 25.07%
2008	0.80% to 2.75%	996,023	6.68 to 6.33	6,515,309	1.84%	-43.55% to -44.66%
2007	0.80% to 2.60%	994,418	11.83 to 11.48	11,613,924	1.36%	8.51% to 6.53%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.75% to 3.05%	16,836,607	8.76 to 13.21	264,183,026	1.79%	-4.65% to -6.86%
2010	0.75% to 3.10%	20,614,506	9.19 to 14.12	341,454,727	1.70%	13.77% to 11.08%
2009	0.80% to 3.10%	25,390,427	12.62 to 12.71	372,961,401	1.08%	26.19% to 23.26%
2008	0.80% to 3.10%	28,976,150	10.00 to 10.31	340,600,981	2.05%	-37.35% to -38.81%
2007	0.80% to 3.10%	31,376,425	15.96 to 16.85	595,372,007	1.99%	5.11% to 2.66%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2011	0.40% to 3.20%	39,506,703	12.76 to 11.83	489,089,921	2.15%	0.48% to -2.34%
2010	0.65% to 3.20%	21,980,236	12.64 to 12.11	273,719,201	1.26%	9.10% to 6.30%
2009	0.75% to 3.05%	5,086,185	11.58 to 11.40	58,589,875	1.75%	15.82% to 14.02%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2011	0.40% to 3.00%	69,667,022	13.40 to 12.49	906,298,809	2.07%	-1.33% to -3.90%
2010	0.65% to 3.00%	32,219,088	13.52 to 13.00	429,561,830	1.21%	11.30% to 8.67%
2009	0.65% to 2.65%	9,516,319	12.15 to 11.99	114,993,475	1.84%	21.52% to 19.88%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	0.65% to 2.80%	40,657,415	10.99 to 11.21	518,552,257	2.41%	2.26% to 0.06%
2010	0.65% to 2.85%	29,968,371	10.75 to 11.16	377,440,958	2.19%	5.20% to 2.88%
2009	0.65% to 2.85%	23,544,842	10.22 to 10.85	283,709,134	1.88%	8.38% to 5.98%
2008	0.65% to 2.90%	17,322,335	9.43 to 10.21	194,173,796	3.48%	-6.63% to -8.75%
2007	0.80% to 2.90%	12,824,884	12.51 to 11.19	155,324,013	3.57%	4.53% to 2.31%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.40% to 3.15%	163,597,374	10.14 to 12.21	2,362,475,885	2.13%	-0.44% to -3.18%
2010	0.40% to 3.25%	166,698,445	10.19 to 12.51	2,456,068,489	1.95%	10.47% to 7.31%
2009	0.65% to 3.25%	159,101,261	9.17 to 11.66	2,150,669,858	1.54%	18.36% to 15.26%
2008	0.65% to 3.25%	149,844,350	7.75 to 10.12	1,725,868,410	2.83%	-23.70% to -25.69%
2007	0.75% to 3.25%	145,018,915	10.15 to 13.62	2,213,097,547	2.80%	1.55% to 2.21%	****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.65% to 3.30%	80,738,644	9.36 to 12.69	1,253,194,315	2.01%	-2.76% to -5.35%
2010	0.65% to 3.10%	92,239,100	9.62 to 13.62	1,484,512,669	1.88%	12.10% to 9.34%
2009	0.65% to 3.15%	99,614,695	8.58 to 12.41	1,442,819,680	1.32%	23.58% to 20.47%
2008	0.65% to 3.25%	102,697,193	6.95 to 10.24	1,214,743,220	2.48%	-31.84% to -33.62%
2007	0.80% to 3.25%	100,235,949	15.31 to 15.43	1,754,174,386	2.38%	5.30% to 2.68%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	0.40% to 3.05%	55,287,171	10.75 to 11.79	756,070,865	2.31%	1.65% to -1.04%
2010	0.40% to 3.05%	51,232,905	10.57 to 11.92	698,910,323	2.11%	8.08% to 5.21%
2009	0.65% to 3.20%	46,770,342	9.73 to 11.21	598,037,127	1.73%	13.82% to 10.90%
2008	0.65% to 3.20%	42,212,488	8.55 to 10.11	478,690,281	3.20%	-15.60% to -17.76%
2007	0.80% to 3.00%	37,093,457	13.43 to 12.41	505,146,597	3.22%	5.01% to 2.67%
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	0.40% to 3.05%	5,247,331	11.04 to 16.54	98,339,715	0.78%	-2.93% to -5.51%
2010	0.40% to 3.05%	5,115,318	11.37 to 17.50	99,473,389	1.28%	25.70% to 22.36%
2009	0.80% to 3.05%	5,707,255	14.59 to 14.30	88,938,969	0.99%	35.66% to 32.58%
2008	0.80% to 3.05%	5,965,468	10.76 to 10.79	67,891,140	1.25%	-36.97% to -38.41%
2007	0.80% to 3.05%	6,776,727	17.07 to 17.51	121,741,631	1.44%	6.69% to 4.26%
NVIT Money Market Fund - Class I (SAM)
2011	0.40% to 3.30%	52,755,926	10.05 to 8.63	654,112,501	0.00%	-0.40% to -3.29%
2010	0.40% to 3.30%	45,261,889	10.09 to 8.92	566,041,327	0.00%	-0.40% to -3.30%
2009	0.40% to 3.30%	47,298,089	10.13 to 9.23	611,884,145	0.05%	-0.36% to -3.26%
2008	0.65% to 3.25%	58,886,454	10.20 to 9.57	801,127,428	1.98%	1.39% to -1.26%
2007	0.80% to 3.25%	46,091,872	14.17 to 9.69	640,751,455	4.69%	3.95% to 1.37%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2011	0.80% to 1.40%	4,100,818	8.41 to 8.22	33,815,868	1.26%	-10.09% to -10.63%
2010	0.80% to 1.40%	4,850,543	9.35 to 9.20	44,725,588	0.74%	13.12% to 12.44%
2009	0.80% to 1.40%	5,811,834	8.27 to 8.18	47,623,886	0.86%	35.37% to 34.55%
2008	0.80% to 1.40%	236,983	6.11 to 6.08	1,442,366	0.11%	-38.93% to -39.17%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2011	0.65% to 3.20%	20,747,296	8.37 to 7.61	166,929,621	1.07%	-10.21% to -12.51%
2010	0.65% to 3.20%	21,858,795	9.32 to 8.70	197,781,700	0.45%	13.07% to 10.17%
2009	0.65% to 3.25%	33,492,360	8.25 to 7.89	271,002,647	1.03%	35.22% to 31.68%
2008	0.65% to 3.25%	33,672,563	6.10 to 5.99	203,779,302	0.00%	-39.02% to -40.09%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2011	0.95% to 2.10%	44,925	$11.24 to $ 11.97	$559,837	1.41%	-17.21% to -18.17%
2010	0.95% to 2.15%	58,167	13.57 to 14.57	884,469	1.88%	4.89% to 3.62%
2009	0.95% to 2.15%	70,793	12.94 to 14.06	1,032,142	1.79%	28.28% to 26.72%
2008	0.95% to 2.20%	93,231	10.09 to 11.08	1,064,102	1.54%	-46.99% to -47.74%
2007	0.95% to 2.30%	114,548	19.03 to 21.03	2,483,741	1.68%	1.73% to 0.33%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2011	0.80% to 1.40%	415,870	13.70 to 13.00	5,441,335	1.76%	-16.78% to -17.29%
2010	0.80% to 1.40%	485,438	16.47 to 15.72	7,673,903	2.20%	5.26% to 4.63%
2009	0.80% to 1.40%	567,848	15.64 to 15.02	8,573,083	2.08%	28.80% to 28.02%
2008	0.80% to 1.40%	801,982	12.15 to 11.74	9,450,119	1.71%	-46.76% to -47.09%
2007	0.80% to 1.40%	1,163,407	22.81 to 22.18	25,890,831	2.19%	2.10% to 1.48%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2011	0.40% to 3.30%	5,935,093	6.25 to 7.73	52,384,680	1.81%	-16.73% to -19.16%
2010	0.40% to 3.30%	5,274,892	7.51 to 9.56	56,592,567	2.39%	5.43% to 2.36%
2009	0.40% to 3.30%	4,221,490	7.13 to 9.34	43,539,817	1.99%	28.97% to 25.22%
2008	0.65% to 3.25%	14,917,379	5.44 to 7.48	119,779,486	1.55%	-46.80% to -48.20%
2007	0.95% to 3.25%	17,958,586	15.73 to 14.43	274,210,858	2.13%	1.72% to -0.66%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	0.80% to 1.40%	1,104,279	8.99 to 8.80	9,746,079	0.01%	-3.68% to -4.26%
2010	0.80% to 1.40%	1,296,267	9.34 to 9.19	11,938,684	0.06%	14.59% to 13.89%
2009	0.80% to 1.40%	435,720	8.15 to 8.07	3,519,745	0.80%	28.74% to 27.96%
2008	0.80% to 1.40%	4,988	6.33 to 6.30	31,488	0.49%	-36.70% to -36.95%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2011	0.40% to 3.20%	13,148,749	9.12 to 8.15	113,477,686	0.00%	-3.62% to -6.32%
2010	0.65% to 3.20%	14,383,005	9.33 to 8.70	130,345,255	0.00%	14.61% to 11.67%
2009	0.65% to 3.25%	20,688,233	8.14 to 7.79	165,234,419	0.48%	28.51% to 25.15%
2008	1.10% to 2.60%	100,379	6.31 to 6.25	631,180	0.35%	-36.86% to -37.51%	****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2011	0.80% to 1.40%	341,497	9.77 to 9.67	3,307,487	1.09%	-6.58% to -7.15%
2010	0.80% to 1.40%	368,018	10.46 to 10.42	3,835,629	0.50%	4.59% to 4.17%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2011	0.40% to 2.95%	5,145,247	8.96 to 7.67	41,597,008	0.87%	-6.47% to -8.86%
2010	0.40% to 2.95%	4,831,835	9.58 to 8.42	42,225,995	0.54%	12.29% to 9.42%
2009	0.40% to 2.95%	4,932,338	8.54 to 7.69	38,825,340	1.10%	26.90% to 23.65%
2008	0.80% to 2.75%	538,618	6.31 to 6.23	3,379,434	0.97%	-36.85% to -37.69%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	0.80% to 1.40%	18,999,885	9.41 to 9.21	175,492,290	0.00%	-4.99% to -5.57%
2010	0.80% to 1.40%	21,964,214	9.91 to 9.75	214,642,760	0.00%	25.80% to 25.04%
2009	0.80% to 1.40%	25,406,505	7.88 to 7.80	198,383,368	0.00%	26.10% to 25.34%
2008	0.80% to 1.40%	82,831	6.25 to 6.22	515,576	0.00%	-37.54% to -37.79%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2011	0.40% to 3.20%	14,187,931	9.27 to 8.52	127,998,792	0.00%	-4.83% to -7.50%
2010	0.65% to 3.20%	15,990,746	9.87 to 9.21	153,386,874	0.00%	25.65% to 22.43%
2009	0.65% to 3.25%	21,823,573	7.86 to 7.52	168,407,542	0.00%	25.88% to 22.59%
2008	0.65% to 3.25%	13,384,980	6.24 to 6.13	82,917,533	0.00%	-37.57% to -38.67%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.40% to 3.20%	27,202,766	10.41 to 9.14	265,164,390	0.81%	-2.71% to -5.44%
2010	0.65% to 3.20%	30,788,320	10.37 to 9.67	311,820,186	1.26%	18.85% to 15.81%
2009	0.65% to 3.25%	38,969,703	8.72 to 8.34	334,877,361	1.06%	29.62% to 26.23%
2008	0.65% to 3.25%	25,339,928	6.73 to 6.61	169,207,097	1.07%	-32.72% to -33.90%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2011	0.80% to 1.40%	954,853	6.98 to 6.50	6,273,549	0.00%	-1.44% to -2.04%
2010	0.80% to 1.40%	1,058,529	7.08 to 6.64	7,084,169	0.00%	24.44% to 23.69%
2009	0.80% to 1.40%	1,069,631	5.69 to 5.37	5,784,908	0.00%	26.44% to 25.68%
2008	0.80% to 1.40%	1,159,659	4.50 to 4.27	4,987,989	0.00%	-46.85% to -47.17%
2007	0.80% to 1.40%	1,333,156	8.47 to 8.08	10,842,638	0.00%	8.87% to 8.21%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2011	0.65% to 2.80%	1,534,116	8.49 to 11.43	21,201,023	0.00%	-1.50% to -3.63%
2010	0.65% to 2.80%	1,120,559	8.62 to 11.86	16,035,870	0.00%	24.29% to 21.61%
2009	0.95% to 2.65%	983,361	7.04 to 10.84	11,455,239	0.00%	25.98% to 23.82%
2008	0.95% to 2.65%	968,639	5.59 to 8.75	9,006,487	0.00%	-47.04% to -47.96%
2007	0.95% to 2.80%	1,534,096	10.55 to 15.18	26,997,038	0.00%	5.55% to 6.42%	****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	0.80% to 1.40%	1,530,375	21.83 to 20.09	31,072,461	0.44%	-5.83% to -6.40%
2010	0.80% to 1.40%	1,869,906	23.18 to 21.46	40,531,559	0.59%	25.59% to 24.83%
2009	0.80% to 1.40%	2,126,736	18.45 to 17.19	36,900,577	0.58%	25.21% to 24.45%
2008	0.80% to 1.40%	2,629,323	14.74 to 13.81	36,629,666	1.08%	-32.70% to -33.10%
2007	0.80% to 1.40%	3,462,637	21.90 to 20.65	72,051,759	1.12%	-7.64% to -8.21%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2011	0.40% to 2.90%	1,135,796	$10.65 to $ 15.40	$22,006,668	0.31%	-5.83% to -8.19%
2010	0.85% to 2.90%	1,184,181	10.57 to 16.78	24,902,171	0.44%	25.40% to 22.81%
2009	0.85% to 2.90%	1,573,837	8.43 to 13.66	26,272,189	0.48%	24.79% to 22.21%
2008	0.85% to 2.90%	1,254,598	6.75 to 11.18	17,069,075	0.90%	-32.88% to -34.27%
2007	0.95% to 2.70%	1,429,150	14.60 to 19.38	29,121,568	0.90%	-8.12% to -9.75%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.80% to 1.40%	2,073,053	37.57 to 34.08	71,520,637	0.53%	-6.31% to -6.88%
2010	0.80% to 1.40%	2,424,228	40.10 to 36.60	89,746,825	0.28%	24.32% to 23.57%
2009	0.80% to 1.40%	2,862,552	32.25 to 29.62	85,697,283	0.27%	33.62% to 32.82%
2008	0.80% to 1.40%	3,418,854	24.14 to 22.30	76,995,047	0.79%	-38.68% to -39.06%
2007	0.80% to 1.40%	4,226,617	39.37 to 36.59	156,048,695	0.09%	1.31% to 0.69%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2011	0.75% to 2.95%	2,180,295	9.60 to 15.43	41,474,802	0.47%	-6.51% to -8.58%
2010	0.75% to 2.95%	2,354,378	10.27 to 16.88	48,456,246	0.06%	24.04% to 21.30%
2009	0.85% to 2.95%	2,565,425	8.26 to 13.92	42,920,845	0.15%	33.29% to 30.46%
2008	0.65% to 3.25%	4,915,642	6.21 to 10.48	61,690,354	0.61%	-38.76% to -40.36%
2007	0.95% to 3.25%	4,806,056	16.16 to 17.57	99,556,181	0.00%	0.92% to -1.44%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2011	0.40% to 2.95%	9,793,974	11.72 to 11.76	138,341,481	4.40%	5.13% to 2.44%
2010	0.65% to 2.95%	8,055,038	11.15 to 11.48	109,383,488	6.73%	9.87% to 7.33%
2009	0.80% to 2.95%	5,998,819	14.93 to 10.70	75,080,727	10.13%	23.38% to 20.71%
2008	0.80% to 2.95%	4,888,835	12.10 to 8.86	50,278,472	7.18%	-17.95% to -19.73%
2007	0.80% to 2.95%	5,127,598	14.75 to 11.04	65,624,015	3.96%	3.78% to 1.52%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2011	0.40% to 3.30%	6,676,235	10.92 to 9.77	69,466,322	1.59%	0.89% to -2.04%
2010	0.65% to 3.30%	7,264,937	10.72 to 9.97	75,846,288	1.32%	1.75% to -0.96%
2009	0.80% to 3.30%	7,363,311	10.51 to 10.07	76,304,875	2.29%	6.25% to 3.58%
2008	0.80% to 2.90%	1,618,282	9.89 to 9.75	15,898,860	2.47%	-1.10% to -2.50%	****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	0.80% to 1.40%	24,571,339	13.60 to 13.38	329,412,509	0.66%	-3.01% to -3.60%
2010	0.80% to 1.40%	30,384,486	14.02 to 13.88	422,241,384	0.06%	7.93% to 7.28%
2009	0.80% to 1.40%	46,211	12.99 to 12.94	598,142	0.34%	29.90% to 29.38%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2011	0.65% to 2.95%	17,340,176	13.56 to 12.74	229,464,344	0.41%	-3.13% to -5.37%
2010	0.65% to 3.10%	21,739,959	14.00 to 13.43	299,585,237	0.07%	7.81% to 5.16%
2009	1.05% to 2.45%	126,715	12.95 to 12.82	1,636,114	0.01%	29.46% to 28.24%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2011	0.40% to 3.20%	19,166,748	12.01 to 11.13	222,434,162	2.83%	-12.78% to -15.23%
2010	0.65% to 3.20%	16,971,191	13.71 to 13.13	228,494,131	1.85%	5.65% to 2.95%
2009	0.65% to 3.25%	24,685,147	12.98 to 12.75	317,975,246	0.42%	29.78% to 27.50%	****
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
2011	0.65% to 3.20%	8,681,768	8.79 to 11.85	128,259,076	1.14%	-3.18% to -5.66%
2010	0.65% to 3.20%	8,163,585	9.08 to 12.56	125,378,639	1.29%	14.70% to 11.75%
2009	0.65% to 3.25%	6,274,173	7.92 to 11.20	85,166,606	1.05%	27.43% to 24.10%
2008	0.65% to 3.25%	8,010,536	6.21 to 9.03	85,951,615	1.57%	-37.63% to -39.26%
2007	0.80% to 3.25%	18,188,564	12.93 to 14.86	315,762,751	1.56%	-3.39% to -5.79%
NVIT Real Estate Fund - Class I (NVRE1)
2011	0.80% to 1.40%	6,584,064	9.95 to 9.73	64,220,052	0.86%	5.65% to 5.01%
2010	0.80% to 1.40%	7,607,257	9.41 to 9.26	70,603,939	1.91%	29.14% to 28.36%
2009	0.80% to 1.40%	8,476,274	7.29 to 7.22	61,240,260	2.17%	29.79% to 29.00%
2008	0.80% to 1.40%	146,484	5.62 to 5.59	819,751	4.56%	-43.84% to -44.06%	****
NVIT Real Estate Fund - Class II (NVRE2)
2011	0.65% to 2.80%	6,645,388	9.89 to 9.13	63,716,493	0.61%	5.45% to 3.17%
2010	0.85% to 2.80%	7,395,551	9.33 to 8.85	67,769,999	1.69%	28.72% to 26.19%
2009	0.75% to 2.70%	7,149,290	7.26 to 7.02	51,256,307	1.92%	29.54% to 26.99%
2008	0.95% to 2.80%	319,169	5.60 to 5.53	1,779,763	3.53%	-44.02% to -44.73%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2011	0.40%	4,833	9.14	44,167	0.00%	-8.61%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2011	0.95% to 2.30%	449,878	12.48 to 13.74	6,554,605	1.09%	5.06% to 3.64%
2010	0.95% to 2.60%	585,653	11.88 to 12.94	8,132,903	0.00%	11.73% to 9.87%
2009	0.95% to 2.80%	733,419	10.63 to 10.47	9,115,377	3.52%	19.21% to 16.98%
2008	0.95% to 2.80%	891,778	8.92 to 8.95	9,367,499	1.77%	-41.26% to -42.36%
2007	0.95% to 2.90%	1,095,470	15.18 to 15.45	19,731,218	1.22%	3.86% to 1.80%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2011	0.40% to 2.80%	2,665,187	$10.68 to $ 16.79	$53,434,948	0.24%	-8.99% to -11.18%
2010	0.40% to 2.80%	2,060,999	11.74 to 18.91	45,815,068	0.26%	26.08% to 23.05%
2009	0.40% to 2.90%	1,172,611	9.31 to 15.26	21,042,602	0.78%	42.09% to 38.52%
2008	0.80% to 2.80%	934,857	6.22 to 11.08	11,843,636	0.28%	-37.79% to -37.55%	****
2007	0.95% to 2.40%	394,975	16.31 to 19.59	7,812,720	0.80%	0.56% to -0.92%
VP Balanced Fund - Class I (ACVB)
2011	0.80% to 1.40%	1,363,531	21.63 to 22.90	33,399,691	1.87%	4.49% to 3.86%
2010	0.80% to 1.40%	1,591,690	20.70 to 22.04	37,481,345	1.87%	10.74% to 10.07%
2009	0.80% to 1.40%	1,885,279	18.70 to 20.03	40,271,753	5.37%	14.56% to 13.87%
2008	0.80% to 1.40%	2,314,333	16.32 to 17.59	43,388,355	2.68%	-20.97% to -21.45%
2007	0.80% to 1.40%	2,885,081	20.65 to 22.39	68,694,053	2.18%	4.09% to 3.46%
VP Capital Appreciation Fund - Class I (ACVCA)
2010	1.30%	197	49.69	9,789	0.00%	29.59%
2008	0.80% to 1.40%	2,882,462	11.93 to 14.27	70,456,060	0.00%	-46.62% to -46.94%
2007	0.80% to 1.40%	3,530,839	22.34 to 26.89	159,958,937	0.00%	44.63% to 43.75%
VP Income & Growth Fund - Class I (ACVIG)
2011	0.80% to 1.40%	1,231,796	12.41 to 11.42	14,222,208	1.54%	2.29% to 1.67%
2010	0.80% to 1.40%	1,330,183	12.13 to 11.24	15,091,629	1.52%	13.23% to 12.55%
2009	0.80% to 1.40%	1,564,365	10.71 to 9.98	15,758,920	4.85%	17.15% to 16.44%
2008	0.80% to 1.40%	1,902,498	9.15 to 8.57	16,446,480	2.09%	-35.11% to -35.50%
2007	0.80% to 1.40%	2,391,422	14.09 to 13.29	32,022,315	1.98%	-0.87% to -1.47%
VP Income & Growth Fund - Class II (ACVIG2)
2011	0.95% to 2.40%	311,018	12.82 to 13.54	4,486,341	1.27%	1.88% to 0.39%
2010	0.95% to 2.55%	413,946	12.59 to 13.32	5,882,372	1.26%	12.78% to 10.96%
2009	0.95% to 2.85%	503,648	11.16 to 9.01	6,339,742	4.46%	16.66% to 14.25%
2008	0.95% to 2.85%	602,251	9.57 to 7.88	6,525,719	1.80%	-35.35% to -36.67%
2007	0.95% to 2.85%	727,674	14.80 to 12.45	12,216,196	1.71%	-1.38% to -3.23%
VP Inflation Protection Fund - Class II (ACVIP2)
2011	0.40% to 3.30%	17,822,531	12.54 to 11.89	248,904,528	4.07%	11.30% to 8.07%
2010	0.40% to 3.30%	14,505,426	11.27 to 11.00	184,077,579	1.65%	4.70% to 1.65%
2009	0.40% to 3.30%	12,382,367	10.76 to 10.83	151,758,191	1.80%	9.77% to 6.58%
2008	0.75% to 3.05%	10,709,237	10.07 to 10.32	120,944,215	4.72%	-2.33% to -4.59%
2007	0.80% to 3.05%	6,820,642	11.89 to 10.81	79,613,998	4.31%	8.61% to 6.14%
VP International Fund - Class I (ACVI)
2008	0.80% to 1.40%	1,852,745	15.27 to 14.16	26,470,256	0.84%	-45.27% to -45.60%
2007	0.80% to 1.40%	2,292,787	27.90 to 26.02	60,157,680	0.72%	17.11% to 16.40%
VP International Fund - Class II (ACVI2)
2008	0.95% to 2.15%	128,519	11.38 to 12.17	1,624,402	0.67%	-45.42% to -46.09%
2007	0.95% to 2.15%	152,551	20.85 to 22.58	3,551,239	0.56%	16.79% to 15.37%
VP International Fund - Class III (ACVI3)
2008	0.80% to 1.40%	1,568,771	10.15 to 9.75	15,380,530	0.83%	-45.27% to -45.60%
2007	0.80% to 1.40%	1,893,113	18.55 to 17.92	34,085,680	0.70%	17.11% to 16.40%
VP International Fund - Class IV (ACVI4)
2008	0.95% to 2.80%	943,918	9.95 to 9.11	9,133,453	0.68%	-45.47% to -46.50%
2007	0.95% to 2.80%	1,081,252	18.24 to 17.03	19,305,697	0.42%	16.77% to 14.58%
VP Mid Cap Value Fund - Class I (ACVMV1)
2011	0.80% to 1.40%	580,082	12.12 to 11.71	6,829,047	1.33%	-1.49% to -2.08%
2010	0.80% to 1.40%	563,062	12.30 to 11.96	6,762,218	2.25%	18.30% to 17.59%
2009	0.80% to 1.40%	535,378	10.40 to 10.17	5,462,541	3.84%	28.91% to 28.13%
2008	0.80% to 1.40%	566,200	8.07 to 7.94	4,504,507	0.09%	-24.95% to -25.41%
2007	0.80% to 1.40%	544,568	10.75 to 10.64	5,803,553	0.95%	-3.09% to -3.68%
VP Mid Cap Value Fund - Class II (ACVMV2)
2011	0.40% to 3.30%	4,998,981	11.87 to 12.26	68,625,791	1.21%	-1.24% to -4.11%
2010	0.75% to 3.30%	4,240,631	11.42 to 12.79	59,493,597	2.24%	18.08% to 15.05%
2009	0.75% to 3.30%	3,038,070	9.67 to 11.11	36,485,640	3.39%	28.83% to 25.52%
2008	0.75% to 2.90%	2,949,866	7.51 to 8.99	27,697,339	0.09%	-25.08% to -26.70%
2007	1.10% to 2.90%	2,191,006	12.88 to 12.26	27,830,212	0.66%	-3.50% to -5.27%
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.80% to 1.40%	259,464	7.37 to 7.08	1,847,004	0.00%	-41.95% to -42.30%
2007	0.80% to 1.40%	371,822	12.70 to 12.27	4,581,136	0.00%	20.04% to 19.31%
VP Ultra(R) Fund - Class II (ACVU2)
2008	0.95% to 2.90%	868,516	7.82 to 7.74	7,868,731	0.00%	-42.20% to -43.34%
2007	0.95% to 2.90%	1,079,627	13.53 to 13.65	17,056,680	0.00%	19.69% to 17.32%
VP Value Fund - Class I (ACVV)
2009	0.80% to 1.40%	3,000,711	21.33 to 19.71	59,752,569	5.88%	18.90% to 18.19%
2008	0.80% to 1.40%	3,763,741	17.94 to 16.68	63,351,622	2.53%	-27.36% to -27.80%
2007	0.80% to 1.40%	4,831,480	24.70 to 23.10	112,542,386	1.78%	-5.90% to -6.47%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Value Fund - Class II (ACVV2)
2009	0.75% to 3.30%	5,307,560	$8.68 to $ 11.81	$76,316,151	5.43%	18.82% to 15.77%
2008	0.75% to 2.95%	5,916,904	7.31 to 10.41	72,299,440	2.22%	-27.35% to -28.97%
2007	0.95% to 2.95%	5,881,576	14.49 to 14.65	99,951,941	1.51%	-6.21% to -8.12%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.80% to 1.40%	560,487	6.77 to 6.66	3,740,623	0.00%	-49.04% to -49.34%
2007	0.80% to 1.40%	951,361	13.28 to 13.14	12,519,496	0.00%	38.65% to 37.81%
VP Vista(SM) Fund - Class II (ACVVS2)
2008	0.95% to 2.80%	1,499,857	6.31 to 8.04	12,523,097	0.00%	-49.20% to -50.15%
2007	0.95% to 2.80%	2,291,468	12.42 to 16.13	37,937,432	0.00%	24.25% to 35.61%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2011	0.40% to 3.20%	4,193,254	11.38 to 16.56	80,122,724	0.59%	0.16% to -2.65%
2010	0.40% to 3.20%	3,955,893	11.36 to 17.02	76,702,207	0.48%	25.32% to 21.80%
2009	0.40% to 2.90%	2,741,931	9.06 to 14.26	41,696,031	2.51%	24.53% to 21.40%
2008	0.80% to 2.80%	2,849,922	10.29 to 11.82	34,819,726	0.81%	-31.47% to -32.85%
2007	0.80% to 2.70%	2,789,752	15.01 to 19.17	49,316,620	0.40%	-1.45% to -3.35%
Appreciation Portfolio - Initial Shares (DCAP)
2011	0.80% to 1.40%	1,991,035	17.89 to 16.39	33,021,204	1.60%	8.14% to 7.49%
2010	0.80% to 1.40%	1,798,776	16.54 to 15.25	27,718,064	2.19%	14.40% to 13.70%
2009	0.80% to 1.40%	1,906,125	14.46 to 13.41	25,808,007	2.70%	21.58% to 20.84%
2008	0.80% to 1.40%	2,251,894	11.90 to 11.10	25,206,414	2.03%	-30.12% to -30.54%
2007	0.80% to 1.40%	2,667,862	17.02 to 15.98	42,947,989	1.61%	6.27% to 5.62%
Appreciation Portfolio - Service Shares (DCAPS)
2011	0.40% to 2.80%	5,240,577	10.92 to 13.43	83,122,167	1.22%	8.30% to 5.70%
2010	0.75% to 2.80%	2,607,789	9.86 to 12.71	39,007,042	1.68%	14.18% to 11.83%
2009	0.75% to 3.00%	1,768,979	8.63 to 11.21	23,417,821	2.14%	21.31% to 18.56%
2008	0.75% to 3.00%	1,678,407	7.12 to 9.45	18,482,018	1.65%	-30.25% to -31.83%
2007	0.95% to 3.00%	1,388,567	14.34 to 13.87	22,154,594	1.41%	5.83% to 3.63%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2011	0.95% to 2.25%	146,781	9.42 to 10.80	1,693,426	0.31%	-14.87% to -15.99%
2010	0.95% to 2.40%	146,633	11.06 to 12.71	1,954,963	0.67%	29.57% to 27.68%
2009	0.95% to 2.40%	130,684	8.54 to 9.95	1,382,149	1.28%	24.57% to 22.74%
2008	0.95% to 2.40%	145,489	6.85 to 8.11	1,231,064	0.56%	-38.36% to -39.27%
2007	0.95% to 2.40%	189,656	11.12 to 13.35	2,613,330	0.53%	-12.13% to -13.42%
Growth and Income Portfolio - Initial Shares (DGI)
2011	0.80% to 1.40%	981,613	14.05 to 12.83	12,734,711	1.23%	-3.57% to -4.15%
2010	0.80% to 1.40%	1,135,487	14.57 to 13.38	15,357,509	1.20%	17.66% to 16.95%
2009	0.80% to 1.40%	1,288,723	12.39 to 11.44	14,891,654	1.32%	27.76% to 26.98%
2008	0.80% to 1.40%	1,549,201	9.69 to 9.01	14,086,099	0.63%	-40.89% to -41.25%
2007	0.80% to 1.40%	1,896,207	16.40 to 15.34	29,317,204	0.75%	7.57% to 6.92%
Capital Appreciation Fund II - Service Shares (FCA2S)
2011	0.95% to 2.40%	119,610	11.93 to 12.45	1,615,658	0.50%	-6.40% to -7.77%
2010	0.95% to 2.40%	159,179	12.75 to 13.50	2,289,941	0.62%	11.93% to 10.30%
2009	0.95% to 2.25%	134,046	11.39 to 9.41	1,702,974	0.76%	12.19% to 10.58%
2008	0.95% to 2.55%	173,986	10.15 to 10.97	1,971,709	0.02%	-30.34% to -31.46%
2007	0.95% to 3.15%	192,944	14.57 to 14.35	3,164,519	0.55%	8.59% to 6.17%
Quality Bond Fund II - Primary Shares (FQB)
2011	0.80% to 1.40%	780,758	14.90 to 14.06	11,050,770	5.28%	1.46% to 0.84%
2010	0.80% to 1.40%	917,867	14.69 to 13.94	12,879,317	4.92%	7.64% to 6.99%
2009	0.80% to 1.40%	988,389	13.65 to 13.03	12,949,621	6.58%	19.47% to 18.75%
2008	0.80% to 1.40%	1,061,286	11.42 to 10.97	11,701,500	5.61%	-8.03% to -8.59%
2007	0.80% to 1.40%	1,330,368	12.42 to 12.00	16,034,879	4.53%	4.54% to 3.90%
Quality Bond Fund II - Service Shares (FQBS)
2011	0.95% to 2.60%	3,296,763	13.30 to 11.49	41,686,179	5.15%	1.02% to -0.65%
2010	0.95% to 2.70%	4,051,047	13.16 to 11.48	50,963,526	4.80%	7.25% to 5.36%
2009	0.95% to 2.95%	4,565,974	12.27 to 10.54	53,792,192	6.26%	19.01% to 16.61%
2008	0.95% to 2.95%	4,844,381	10.31 to 9.04	48,257,499	4.88%	-8.43% to -10.28%
2007	0.95% to 2.95%	5,168,222	11.26 to 10.07	56,663,144	4.31%	4.14% to 2.02%
Contrafund Portfolio - Service Class 2 (FC2)
2009	0.95% to 3.10%	14,053,840	8.45 to 13.83	231,399,877	1.15%	34.18% to 31.27%
2008	0.95% to 3.10%	16,338,369	6.29 to 10.54	201,905,123	0.73%	-43.24% to -44.47%
2007	0.95% to 3.10%	18,440,700	11.09 to 18.97	404,049,775	0.79%	10.88% to 13.65%	****
Equity-Income Portfolio - Initial Class (FEIP)
2011	0.80% to 1.40%	8,145,845	22.88 to 27.73	327,038,946	2.36%	0.17% to -0.44%
2010	0.80% to 1.40%	9,449,660	22.84 to 27.86	380,431,480	1.77%	14.23% to 13.54%
2009	0.80% to 1.40%	11,095,521	19.99 to 24.53	392,467,682	2.23%	29.17% to 28.39%
2008	0.80% to 1.40%	13,248,157	15.48 to 19.11	363,508,408	2.28%	-43.11% to -43.46%
2007	0.80% to 1.40%	16,421,321	27.21 to 33.80	788,830,764	1.74%	0.71% to 0.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2011	1.10% to 2.65%	490,823	$19.18 to $ 16.67	$9,070,473	0.64%	-10.04% to -11.44%
2010	1.10% to 3.10%	670,043	21.32 to 16.18	13,530,923	0.28%	24.95% to 22.43%
2009	1.10% to 3.10%	778,358	17.06 to 13.21	12,618,401	0.37%	55.42% to 52.28%
2008	1.10% to 3.10%	844,676	10.98 to 8.68	8,862,131	0.49%	-51.82% to -52.80%
2007	1.10% to 3.10%	1,045,050	22.79 to 18.38	22,900,224	0.63%	4.28% to 2.15%
High Income Portfolio - Initial Class (FHIP)
2011	0.80% to 1.40%	1,920,320	18.38 to 19.23	53,138,689	6.45%	3.20% to 2.58%
2010	0.80% to 1.40%	2,252,355	17.81 to 18.75	60,665,536	7.27%	12.91% to 12.23%
2009	0.80% to 1.40%	2,706,774	15.77 to 16.70	64,906,933	7.64%	42.81% to 41.94%
2008	0.80% to 1.40%	3,333,874	11.05 to 11.77	56,114,072	7.80%	-25.59% to -26.04%
2007	0.80% to 1.40%	4,420,785	14.84 to 15.91	100,020,943	6.64%	1.96% to 1.34%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2011	0.80% to 1.40%	4,443,665	22.64 to 21.53	142,760,992	1.83%	-3.34% to -3.92%
2010	0.80% to 1.40%	5,144,923	23.42 to 22.41	171,687,433	1.66%	13.35% to 12.67%
2009	0.80% to 1.40%	5,946,996	20.66 to 19.89	175,392,894	2.33%	28.08% to 27.31%
2008	0.80% to 1.40%	6,966,315	16.13 to 15.62	160,712,631	2.43%	-29.29% to -29.72%
2007	0.80% to 1.40%	8,375,163	22.81 to 22.23	272,815,879	6.05%	14.58% to 13.88%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	0.80% to 1.40%	12,707,542	29.30 to 29.18	374,619,416	1.36%	34.62% to 33.81%
2008	0.80% to 1.40%	15,111,468	21.76 to 21.80	332,663,039	0.91%	-42.97% to -43.32%
2007	0.80% to 1.40%	18,212,023	38.16 to 38.47	706,656,295	0.90%	16.65% to 15.94%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2011	0.75% to 2.80%	5,296,112	8.29 to 14.44	82,156,680	0.82%	-5.91% to -7.85%
2010	0.75% to 2.80%	4,869,955	8.81 to 15.67	81,031,765	0.36%	18.26% to 15.82%
2009	0.75% to 2.75%	5,512,532	7.45 to 13.56	78,214,047	0.23%	46.47% to 43.51%
2008	0.75% to 2.80%	5,594,487	5.08 to 9.43	54,788,140	0.00%	-54.75% to -55.69%
2007	0.80% to 2.80%	5,413,172	13.59 to 21.28	118,510,583	0.13%	44.47% to 41.54%
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2011	0.40% to 3.30%	10,951,320	8.82 to 11.64	160,429,469	2.42%	0.25% to -2.66%
2010	0.75% to 3.30%	9,964,580	8.55 to 11.96	147,773,910	1.75%	14.06% to 11.13%
2009	0.95% to 3.30%	8,973,964	6.91 to 10.76	117,787,793	2.15%	28.65% to 25.60%
2008	0.95% to 2.95%	9,142,932	5.37 to 8.75	93,902,730	2.22%	-43.36% to -44.50%
2007	0.95% to 2.95%	9,650,205	9.48 to 15.76	176,168,699	1.71%	-5.21% to -1.73%	****
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2011	0.80% to 1.40%	470,396	11.51 to 11.12	5,255,064	1.94%	-1.08% to -1.68%
2010	0.80% to 1.40%	477,386	11.64 to 11.31	5,420,767	2.01%	11.84% to 11.16%
2009	0.80% to 1.40%	508,093	10.41 to 10.18	5,184,551	3.74%	23.16% to 22.41%
2008	0.80% to 1.40%	534,668	8.45 to 8.31	4,453,816	2.86%	-25.68% to -26.13%
2007	0.80% to 1.40%	450,333	11.37 to 11.25	5,074,439	3.44%	7.77% to 7.12%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2011	1.10% to 2.60%	9,073,579	12.39 to 11.19	109,039,045	2.09%	-1.52% to -3.01%
2010	1.10% to 2.60%	7,420,624	12.58 to 11.53	90,382,178	2.38%	11.31% to 9.62%
2009	1.10% to 2.70%	5,580,362	11.30 to 10.47	61,055,820	4.30%	22.59% to 20.61%
2008	1.10% to 2.70%	4,645,289	9.22 to 8.68	41,630,317	2.85%	-25.99% to -27.19%
2007	1.10% to 2.70%	3,748,220	12.45 to 11.92	45,656,435	2.62%	7.22% to 5.48%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2011	0.80% to 1.40%	901,996	10.97 to 10.60	9,615,738	2.06%	-1.91% to -2.51%
2010	0.80% to 1.40%	879,170	11.19 to 10.87	9,603,062	2.31%	13.60% to 12.92%
2009	0.80% to 1.40%	762,019	9.85 to 9.63	7,363,537	3.51%	27.75% to 26.97%
2008	0.80% to 1.40%	715,854	7.71 to 7.58	5,443,001	2.80%	-33.25% to -33.65%
2007	0.80% to 1.40%	521,510	11.55 to 11.43	5,970,926	3.23%	9.28% to 8.62%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2011	1.10% to 2.95%	28,669,879	12.36 to 10.90	344,893,609	2.37%	-2.33% to -4.15%
2010	1.10% to 2.85%	18,343,828	12.65 to 11.44	226,550,215	2.67%	13.07% to 11.07%
2009	1.10% to 2.85%	10,446,737	11.19 to 10.30	114,146,511	3.98%	27.13% to 24.88%
2008	1.10% to 2.90%	6,972,856	8.80 to 8.23	60,026,433	2.68%	-33.54% to -34.75%
2007	1.10% to 2.90%	5,452,403	13.25 to 12.61	70,902,100	2.44%	8.75% to 6.76%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2011	0.80% to 1.40%	688,670	10.39 to 10.04	6,953,362	2.03%	-3.47% to -4.06%
2010	0.80% to 1.40%	640,936	10.76 to 10.46	6,737,911	2.10%	15.07% to 14.38%
2009	0.80% to 1.40%	589,970	9.35 to 9.15	5,416,444	2.40%	30.35% to 29.56%
2008	0.80% to 1.40%	481,061	7.17 to 7.06	3,404,900	2.59%	-38.57% to -38.94%
2007	0.80% to 1.40%	307,780	11.68 to 11.56	3,564,229	3.24%	10.31% to 9.64%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2011	1.10% to 2.55%	2,066,391	12.04 to 10.91	23,919,498	1.88%	-3.90% to -5.30%
2010	1.10% to 2.55%	1,895,831	12.53 to 11.53	22,968,325	1.91%	14.62% to 12.94%
2009	1.10% to 2.70%	1,783,182	10.93 to 10.13	18,869,954	2.17%	29.74% to 27.64%
2008	1.10% to 2.70%	1,631,753	8.43 to 7.94	13,382,199	2.19%	-38.85% to -39.84%
2007	1.10% to 2.70%	1,398,391	13.78 to 13.20	18,889,628	2.17%	9.85% to 8.07%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.80% to 1.40%	1,657,626	$9.27 to $ 8.59	$14,371,980	0.47%	44.68% to 43.81%
2008	0.80% to 1.40%	1,893,306	6.40 to 5.97	11,404,425	0.37%	-55.38% to -55.65%
2007	0.80% to 1.40%	2,355,583	14.35 to 13.47	31,965,894	0.00%	22.19% to 21.45%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2011	0.80% to 1.40%	6,680,291	19.61 to 24.84	327,905,995	0.35%	-0.60% to -1.20%
2010	0.80% to 1.40%	7,616,804	19.73 to 25.14	376,504,339	0.27%	23.18% to 22.44%
2009	0.80% to 1.40%	8,786,028	16.02 to 20.53	353,773,768	0.43%	27.26% to 26.49%
2008	0.80% to 1.40%	10,315,116	12.59 to 16.23	326,253,847	0.76%	-47.59% to -47.91%
2007	0.80% to 1.40%	12,473,199	24.02 to 31.16	745,751,636	0.84%	25.94% to 25.18%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2011	0.40% to 2.95%	6,092,294	8.55 to 11.89	89,150,856	0.15%	-0.43% to -2.98%
2010	0.75% to 2.95%	4,203,897	8.44 to 12.26	62,832,419	0.03%	22.93% to 20.21%
2009	0.85% to 3.00%	3,652,787	6.85 to 10.16	44,823,650	0.21%	26.88% to 24.13%
2008	0.85% to 3.00%	3,750,535	5.40 to 8.19	36,441,386	0.53%	-47.76% to -48.89%
2007	0.95% to 3.00%	4,763,730	11.90 to 16.02	89,331,698	0.32%	19.02% to 22.84%	****
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2011	0.80% to 1.40%	1,853,305	12.19 to 11.85	22,040,608	6.79%	3.22% to 2.59%
2010	0.80% to 1.40%	2,166,797	11.81 to 11.55	25,100,312	8.12%	12.97% to 12.28%
2009	0.80% to 1.40%	2,439,833	10.46 to 10.29	25,152,368	8.56%	42.67% to 41.80%
2008	0.80% to 1.40%	1,960,090	7.33 to 7.26	14,240,462	8.85%	-25.48% to -25.94%
2007	0.80% to 1.40%	1,244,598	9.84 to 9.80	12,199,909	16.76%	-1.62% to -2.02%	****
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2011	0.80% to 1.40%	2,042,324	14.24 to 13.51	27,775,950	3.19%	6.35% to 5.71%
2010	0.80% to 1.40%	2,303,690	13.39 to 12.78	29,608,881	3.32%	6.82% to 6.17%
2009	0.80% to 1.40%	2,383,390	12.53 to 12.04	28,829,928	8.21%	14.75% to 14.05%
2008	0.80% to 1.40%	1,760,865	10.92 to 10.55	18,661,455	4.21%	-4.12% to -4.70%
2007	0.80% to 1.40%	1,827,483	11.39 to 11.07	20,308,029	3.93%	3.37% to 2.74%
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2011	0.40% to 3.20%	29,688,055	12.52 to 11.37	394,645,282	2.82%	6.61% to 3.62%
2010	0.65% to 3.20%	33,793,486	11.81 to 10.97	424,705,116	2.81%	6.85% to 4.11%
2009	0.65% to 3.25%	43,332,353	11.06 to 10.50	513,869,040	8.32%	14.72% to 11.72%
2008	0.65% to 3.25%	38,795,425	9.64 to 9.40	405,358,697	3.91%	-4.09% to -6.60%
2007	0.95% to 3.25%	39,988,032	10.15 to 10.06	440,398,413	2.72%	1.47% to 0.68%	****
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.80% to 1.40%	2,401,588	10.68 to 10.32	24,904,322	0.13%	-11.43% to -11.96%
2010	0.80% to 1.40%	2,988,963	12.06 to 11.72	35,170,703	0.31%	27.67% to 26.90%
2009	0.80% to 1.40%	2,397,217	9.44 to 9.23	22,207,442	0.64%	38.89% to 38.06%
2008	0.80% to 1.40%	2,030,889	6.80 to 6.69	13,616,500	0.35%	-39.99% to -40.36%
2007	0.80% to 1.40%	1,880,661	11.33 to 11.22	21,120,448	0.77%	14.56% to 13.86%
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2011	0.40% to 3.30%	10,141,828	9.81 to 19.41	233,130,775	0.02%	-11.21% to -13.79%
2010	0.65% to 3.30%	10,137,469	10.99 to 22.51	264,905,928	0.13%	27.74% to 24.33%
2009	0.75% to 3.30%	9,082,067	8.59 to 18.10	187,933,011	0.47%	38.70% to 35.14%
2008	0.75% to 3.10%	8,779,121	6.19 to 13.55	132,721,800	0.24%	-40.06% to -41.48%
2007	0.95% to 3.10%	8,968,155	10.66 to 23.16	228,696,376	0.50%	6.62% to 11.74%	****
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2011	0.80% to 1.40%	2,365,334	17.04 to 16.80	49,616,178	1.31%	-17.83% to -18.32%
2010	0.80% to 1.40%	2,742,146	20.74 to 20.57	70,349,684	1.37%	12.21% to 11.53%
2009	0.80% to 1.40%	3,184,055	18.48 to 18.45	73,086,949	2.10%	25.52% to 24.76%
2008	0.80% to 1.40%	3,203,770	14.72 to 14.79	68,743,113	2.41%	-44.26% to -44.59%
2007	0.80% to 1.40%	3,885,215	26.41 to 26.69	150,451,052	3.32%	16.37% to 15.66%
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2011	0.80% to 1.40%	1,866,140	12.92 to 12.19	22,938,366	1.29%	-17.81% to -18.30%
2010	0.80% to 1.40%	2,228,091	15.72 to 14.92	33,493,024	1.38%	12.17% to 11.49%
2009	0.80% to 1.40%	2,611,534	14.02 to 13.38	35,178,482	2.07%	25.59% to 24.83%
2008	0.80% to 1.40%	3,742,007	11.16 to 10.72	34,538,550	2.39%	-44.26% to -44.60%
2007	0.80% to 1.40%	4,559,645	20.03 to 19.35	75,531,894	3.35%	16.41% to 15.70%
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
2011	1.10% to 2.25%	149,602	16.63 to 14.99	2,423,876	1.01%	-18.25% to -19.20%
2010	1.10% to 2.30%	198,160	20.35 to 18.48	3,912,132	1.16%	11.59% to 10.24%
2009	1.10% to 2.30%	224,881	18.23 to 16.77	3,903,354	1.77%	24.83% to 23.32%
2008	1.10% to 2.30%	286,835	14.61 to 13.60	4,029,619	2.20%	-44.58% to -45.25%
2007	1.10% to 2.30%	341,789	26.35 to 24.83	8,701,501	2.94%	15.76% to 14.35%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2011	0.40% to 2.95%	4,998,098	6.70 to 9.56	53,042,961	1.30%	-17.72% to -19.82%
2010	0.65% to 2.95%	4,618,811	8.08 to 11.92	60,187,730	1.31%	12.09% to 9.50%
2009	0.75% to 2.95%	4,511,884	7.19 to 10.88	53,010,704	2.15%	25.25% to 22.48%
2008	0.95% to 2.85%	3,739,265	5.90 to 8.93	35,540,446	2.29%	-44.48% to -45.55%
2007	0.95% to 2.80%	4,158,503	10.63 to 16.43	71,506,434	3.02%	6.30% to 13.77%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	0.80% to 1.40%	432,099	$13.93 to $ 13.14	$5,721,382	0.81%	-9.58% to -10.12%
2010	0.80% to 1.40%	540,940	15.41 to 14.62	7,964,920	0.42%	25.44% to 24.69%
2009	0.80% to 1.40%	592,992	12.28 to 11.72	6,997,937	0.52%	56.14% to 55.19%
2008	0.80% to 1.40%	634,932	7.87 to 7.55	4,824,772	0.60%	-51.57% to -51.86%
2007	0.80% to 1.40%	841,048	16.24 to 15.69	13,262,544	0.93%	4.75% to 4.11%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2011	0.75% to 2.95%	11,167,150	10.86 to 10.81	131,070,725	5.75%	1.62% to -0.63%
2010	0.80% to 2.95%	10,974,594	12.05 to 10.88	127,750,790	6.59%	11.77% to 9.35%
2009	0.80% to 2.95%	10,706,434	10.78 to 9.95	112,298,334	7.94%	34.51% to 31.60%
2008	0.80% to 2.95%	10,666,736	8.01 to 7.56	83,813,696	5.45%	-30.22% to -31.73%
2007	0.80% to 2.95%	10,613,089	11.48 to 11.07	120,358,043	3.75%	2.92% to 0.68%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2011	0.95% to 2.80%	3,637,623	14.55 to 13.75	60,305,085	1.53%	4.99% to 3.04%
2010	0.95% to 2.95%	4,554,255	13.86 to 13.19	72,133,916	1.63%	19.50% to 17.09%
2009	0.95% to 3.00%	5,182,224	11.60 to 11.22	68,954,337	1.46%	16.23% to 13.82%
2008	0.95% to 3.00%	6,005,955	9.98 to 9.86	69,210,732	1.80%	-27.79% to -29.29%
2007	0.95% to 3.00%	7,191,142	13.82 to 13.94	115,583,625	2.42%	-3.62% to -5.62%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2011	0.40% to 3.20%	7,354,175	11.20 to 16.51	149,929,914	0.66%	-4.14% to -6.83%
2010	0.65% to 3.20%	7,692,944	11.28 to 17.72	165,721,242	0.83%	27.39% to 24.12%
2009	0.65% to 3.25%	10,676,595	8.85 to 14.23	182,350,127	0.77%	28.32% to 24.96%
2008	0.75% to 3.05%	3,847,456	6.89 to 11.52	51,984,101	1.08%	-33.52% to -35.06%
2007	0.80% to 3.05%	3,336,527	9.87 to 17.74	68,664,008	0.72%	-3.16% to -5.37%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2011	0.80% to 2.65%	1,718,984	10.69 to 14.27	26,345,988	0.99%	-16.53% to -18.09%
2010	0.80% to 2.80%	1,928,435	12.81 to 17.26	35,662,153	1.60%	16.57% to 14.23%
2009	0.80% to 2.80%	2,307,480	10.99 to 15.11	36,881,360	4.14%	71.25% to 67.80%
2008	0.80% to 2.80%	2,181,313	6.42 to 9.01	20,523,237	2.72%	-53.05% to -54.00%
2007	0.80% to 2.80%	2,877,413	13.67 to 19.58	57,939,683	1.81%	27.66% to 25.08%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2011	0.95% to 2.25%	196,259	15.28 to 16.52	3,471,745	1.67%	-11.48% to -12.64%
2010	0.95% to 2.25%	264,742	17.26 to 18.91	5,310,679	1.89%	7.38% to 5.97%
2009	0.95% to 2.25%	300,587	16.08 to 17.84	5,623,798	3.46%	35.74% to 33.96%
2008	0.95% to 2.25%	358,613	11.85 to 13.32	4,967,042	2.39%	-40.95% to -41.72%
2007	0.95% to 2.25%	462,809	20.06 to 22.86	10,928,425	1.98%	14.35% to 12.85%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2011	0.80% to 3.30%	5,613,198	9.57 to 10.99	70,423,411	1.69%	-11.39% to -13.62%
2010	0.80% to 3.30%	6,154,147	10.80 to 12.73	87,837,444	1.66%	7.54% to 4.83%
2009	0.80% to 3.30%	6,859,765	10.04 to 12.14	91,812,073	5.47%	36.10% to 32.67%
2008	0.65% to 3.25%	25,106,259	6.17 to 9.17	247,362,383	2.54%	-40.78% to -42.33%
2007	0.80% to 3.25%	16,511,364	12.48 to 15.91	278,332,427	1.98%	14.52% to 11.67%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2011	0.65% to 2.65%	6,648,136	13.89 to 14.80	106,571,620	5.61%	-1.47% to -3.45%
2010	0.65% to 2.75%	6,305,385	14.10 to 15.24	103,381,528	1.36%	13.64% to 11.24%
2009	0.80% to 2.75%	5,360,877	14.32 to 13.70	77,988,157	14.04%	17.74% to 15.42%
2008	0.80% to 2.80%	5,797,396	12.17 to 11.85	72,143,518	3.87%	5.36% to 3.23%
2007	0.80% to 2.80%	4,159,217	11.55 to 11.48	49,473,961	2.64%	10.14% to 7.91%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	1.05% to 2.65%	2,438,014	9.05 to 8.53	21,662,279	0.02%	-2.57% to -4.15%
2010	0.85% to 2.65%	1,840,165	9.34 to 8.90	16,874,811	2.24%	9.32% to 7.33%
2009	0.80% to 2.65%	1,391,741	8.55 to 8.29	11,759,706	4.02%	29.21% to 26.80%
2008	0.80% to 2.65%	456,888	6.62 to 6.54	3,010,257	3.50%	-33.79% to -34.62%	****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	0.40% to 3.05%	15,352,684	10.16 to 8.93	171,320,708	3.62%	-0.11% to -2.76%
2010	0.40% to 3.05%	18,038,619	10.18 to 9.18	200,415,989	4.85%	4.86% to 2.07%
2009	0.40% to 3.25%	24,900,539	9.70 to 8.87	262,364,479	7.00%	12.87% to 9.64%
2008	0.65% to 3.25%	38,156,662	8.59 to 8.09	355,647,246	4.55%	-13.99% to -16.24%
2007	0.80% to 3.25%	38,220,042	15.25 to 9.66	424,912,124	3.23%	3.93% to 1.35%
Growth Portfolio - I Class Shares (AMTG)
2011	1.30%	5	54.36	272	0.00%	-1.51%
2010	1.30%	153	55.19	8,499	0.00%	29.63%
2009	1.30%	12	42.58	511	0.00%	28.66%
2008	0.80% to 1.40%	2,411,370	12.76 to 14.52	67,084,772	0.00%	-44.13% to -44.47%
2007	0.80% to 1.40%	2,896,657	22.83 to 26.15	143,154,846	0.00%	21.71% to 20.97%
Guardian Portfolio - I Class Shares (AMGP)
2008	0.80% to 1.40%	928,163	9.15 to 8.57	8,023,491	0.53%	-37.75% to -38.13%
2007	0.80% to 1.40%	1,105,261	14.69 to 13.86	15,420,332	0.26%	6.52% to 5.88%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Portfolio - S Class Shares (AMINS)
2008	0.80% to 3.25%	1,025,292	$ 5.65 to $ 7.10	$7,732,508	0.00%	-46.87% to -48.18%
2007	0.80% to 3.25%	20,563,376	10.64 to 13.71	293,656,493	2.14%	2.38% to -0.16%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2008	0.95% to 2.45%	400,219	10.54 to 11.44	4,818,061	0.00%	-44.05% to -44.90%
2007	0.95% to 2.80%	507,184	18.83 to 20.39	10,958,939	0.00%	21.03% to 18.76%
Partners Portfolio - I Class Shares (AMTP)
2010	1.30%	999	31.34	31,308	0.30%	14.16%
2008	0.80% to 1.40%	4,031,046	14.91 to 17.56	71,403,179	0.49%	-52.77% to -53.06%
2007	0.80% to 1.40%	4,821,251	31.57 to 37.41	181,803,724	0.61%	8.46% to 7.80%
Regency Portfolio - S Class Shares (AMRS)
2008	0.80% to 2.95%	1,216,019	5.60 to 6.46	8,275,433	0.93%	-46.38% to -47.55%
2007	0.80% to 2.95%	1,309,013	10.44 to 12.31	16,737,536	0.38%	2.22%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2011	0.80% to 2.80%	335,319	8.29 to 10.56	4,222,440	0.00%	-1.85% to -3.83%
2010	0.80% to 2.80%	480,243	8.45 to 10.98	6,223,316	0.00%	18.65% to 16.27%
2009	0.80% to 2.80%	371,443	7.12 to 9.44	4,086,114	0.00%	21.77% to 19.32%
2008	0.80% to 2.80%	406,370	5.85 to 7.91	3,706,928	0.00%	-39.96% to -41.17%
2007	0.80% to 2.80%	392,938	9.74 to 13.45	6,032,559	0.00%	-0.29% to -2.32%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2011	0.80% to 2.65%	1,804,517	13.26 to 13.76	27,464,680	0.32%	-3.85% to -5.64%
2010	0.80% to 2.65%	2,033,231	13.79 to 14.59	32,344,561	0.04%	21.87% to 19.60%
2009	0.80% to 2.95%	2,058,008	11.32 to 11.95	27,018,092	2.16%	30.38% to 27.55%
2008	0.80% to 3.05%	2,392,040	8.68 to 9.31	24,246,445	0.27%	-39.93% to -41.29%
2007	0.80% to 3.25%	29,683,131	14.45 to 15.71	500,470,234	0.10%	6.75% to 4.10%
Balanced Fund/VA - Non-Service Shares (OVMS)
2011	0.80% to 1.40%	1,737,854	18.42 to 19.09	40,852,941	2.36%	-0.08% to -0.69%
2010	0.80% to 1.40%	2,027,729	18.44 to 19.22	48,012,221	1.44%	12.01% to 11.33%
2009	0.80% to 1.40%	2,404,729	16.46 to 17.26	50,938,065	0.00%	20.92% to 20.19%
2008	0.80% to 1.40%	2,972,160	13.61 to 14.36	52,339,138	2.98%	-43.92% to -44.26%
2007	0.80% to 1.40%	3,793,326	24.27 to 25.77	119,039,885	2.68%	2.95% to 2.33%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95% to 2.95%	3,035,663	11.08 to 10.93	40,147,457	0.01%	42.78% to 39.90%
2008	0.95% to 2.95%	3,576,621	7.76 to 7.81	33,310,024	0.00%	-46.18% to -47.27%
2007	0.95% to 2.95%	3,981,882	14.42 to 14.82	69,363,812	0.01%	12.77% to 10.48%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.80% to 1.40%	3,323,768	15.19 to 14.08	47,274,803	0.33%	43.36% to 42.50%
2008	0.80% to 1.40%	3,977,449	10.59 to 9.88	39,665,920	0.15%	-45.95% to -46.28%
2007	0.80% to 1.40%	4,805,480	19.60 to 18.39	89,129,237	0.24%	13.23% to 12.54%
Core Bond Fund/VA - Non-Service Shares (OVB)
2011	0.80% to 1.40%	2,055,734	13.91 to 13.78	36,087,270	6.02%	7.40% to 6.76%
2010	0.80% to 1.40%	2,443,496	12.95 to 12.91	40,204,609	1.86%	10.52% to 9.86%
2009	0.80% to 1.40%	2,839,959	11.72 to 11.75	42,563,966	0.00%	8.74% to 8.08%
2008	0.80% to 1.40%	3,473,316	10.78 to 10.87	48,106,805	4.82%	-39.54% to -39.90%
2007	0.80% to 1.40%	4,466,808	17.82 to 18.09	102,125,225	5.26%	3.55% to 2.92%
Global Securities Fund/VA - Class 3 (OVGS3)
2011	0.80% to 1.40%	2,572,768	20.30 to 19.26	49,919,305	1.30%	-9.00% to -9.55%
2010	0.80% to 1.40%	3,037,983	22.30 to 21.29	65,110,849	1.47%	15.05% to 14.35%
2009	0.80% to 1.40%	3,525,444	19.39 to 18.62	66,015,905	2.26%	38.58% to 37.74%
2008	0.80% to 1.40%	4,134,462	13.99 to 13.52	56,156,335	1.57%	-40.67% to -41.03%
2007	0.80% to 1.40%	4,898,499	23.58 to 22.92	112,720,550	1.39%	5.48% to 4.84%
Global Securities Fund/VA - Class 4 (OVGS4)
2011	0.75% to 2.55%	4,665,467	8.66 to 11.94	60,579,285	1.03%	-9.18% to -10.82%
2010	0.75% to 2.70%	4,965,773	9.54 to 13.25	71,526,134	1.23%	14.80% to 12.55%
2009	0.75% to 2.70%	5,304,073	8.31 to 11.77	67,081,618	1.89%	38.33% to 35.62%
2008	0.95% to 2.70%	5,863,169	9.43 to 8.68	53,981,607	1.24%	-40.91% to -41.96%
2007	0.95% to 2.70%	6,661,852	15.96 to 14.96	104,330,390	1.12%	5.05% to 3.18%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2011	0.80% to 1.40%	2,816,110	36.09 to 34.02	102,224,646	1.30%	-9.02% to -9.57%
2010	0.80% to 1.40%	3,271,262	39.67 to 37.62	131,293,425	1.48%	15.04% to 14.34%
2009	0.80% to 1.40%	3,835,051	34.48 to 32.90	134,559,408	2.32%	38.65% to 37.82%
2008	0.80% to 1.40%	4,605,983	24.87 to 23.88	117,211,377	1.61%	-40.67% to -41.03%
2007	0.80% to 1.40%	5,756,123	41.92 to 40.49	248,042,653	1.41%	5.46% to 4.82%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Service Class (OVGSS)
2011	0.95% to 2.25%	368,092	$ 16.26 to $ 18.62	$7,361,088	1.10%	-9.39% to -10.58%
2010	0.95% to 2.30%	466,144	17.95 to 20.74	10,268,381	1.32%	14.60% to 13.04%
2009	0.95% to 2.30%	584,534	15.66 to 18.35	11,225,732	2.01%	38.03% to 36.15%
2008	0.95% to 2.30%	675,950	11.35 to 13.48	9,467,392	1.32%	-40.90% to -41.71%
2007	0.95% to 2.30%	862,593	19.20 to 23.12	20,585,407	1.22%	5.07% to 3.63%
High Income Fund/VA - Class 3 (OVHI3)
2011	0.80% to 1.40%	175,763	2.80 to 2.72	482,217	9.26%	-2.66% to -3.25%
2010	0.80% to 1.40%	196,791	2.88 to 2.81	557,028	4.97%	13.77% to 13.08%
2009	0.80% to 1.40%	153,077	2.53 to 2.49	382,251	0.00%	25.74% to 24.98%
2008	0.80% to 1.40%	126,679	2.01 to 1.99	252,740	4.88%	-79.06% to -79.19%
2007	0.80% to 1.40%	48,923	9.61 to 9.57	468,403	0.00%	-3.91% to -4.30%	****
High Income Fund/VA - Class 4 (OVHI4)
2011	0.95% to 2.75%	2,632,631	2.79 to 2.56	7,156,844	8.99%	-2.99% to -4.75%
2010	0.95% to 2.75%	2,685,043	2.88 to 2.69	7,562,792	5.30%	13.18% to 11.13%
2009	0.95% to 2.80%	2,841,679	2.54 to 2.42	7,101,139	0.00%	25.22% to 22.88%
2008	0.95% to 2.80%	2,070,239	2.03 to 1.97	4,158,939	5.83%	-78.83% to -79.23%
2007	0.95% to 2.75%	991,751	9.59 to 9.47	9,472,520	0.00%	-4.12% to -5.29%	****
High Income Fund/VA - Non-Service Shares (OVHI)
2011	0.80% to 1.40%	7,881	3.03 to 2.93	23,296	12.77%	-3.12% to -3.70%
2010	0.80% to 1.40%	16,199	3.13 to 3.04	49,546	6.11%	13.90% to 13.21%
2009	0.80% to 1.40%	16,502	2.75 to 2.69	44,537	0.00%	24.31% to 23.56%
2008	0.80% to 1.40%	23,524	2.21 to 2.18	51,336	8.75%	-78.84% to -78.97%
2007	0.80% to 1.40%	49,246	10.46 to 10.35	510,531	7.99%	-0.91% to -1.51%
High Income Fund/VA - Service Class (OVHIS)
2011	0.95% to 2.35%	642,234	3.60	2,495,365	9.54%	-3.48% to -4.84%
2010	0.95% to 2.70%	856,240	3.73 to 3.68	3,456,019	6.12%	13.35% to 11.35%
2009	0.95% to 2.70%	1,019,129	3.29 to 3.31	3,646,990	0.00%	24.75% to 22.55%
2008	0.95% to 2.70%	1,274,342	2.64 to 2.70	3,677,309	7.68%	-78.78% to -79.15%
2007	0.95% to 2.70%	1,877,575	12.44 to 12.94	25,692,805	8.06%	-1.42% to -3.17%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2011	0.80% to 1.40%	1,223,602	9.73 to 9.07	11,201,679	0.86%	-0.81% to -1.41%
2010	0.80% to 1.40%	1,392,924	9.81 to 9.20	12,926,440	1.15%	15.18% to 14.48%
2009	0.80% to 1.40%	1,710,096	8.52 to 8.03	13,848,126	1.95%	27.26% to 26.49%
2008	0.80% to 1.40%	2,022,607	6.69 to 6.35	12,938,096	1.56%	-38.96% to -39.33%
2007	0.80% to 1.40%	2,487,109	10.97 to 10.47	26,194,088	1.03%	3.58% to 2.95%
Main Street Fund(R)/VA - Service Class (OVGIS)
2011	0.40% to 3.20%	15,287,929	9.33 to 11.53	216,328,023	0.59%	-0.71% to -3.50%
2010	0.65% to 3.20%	17,274,630	9.16 to 11.94	248,917,497	0.96%	15.07% to 12.12%
2009	0.65% to 3.25%	24,250,057	7.96 to 10.62	307,298,432	1.47%	27.16% to 23.83%
2008	0.65% to 3.25%	27,005,578	6.26 to 8.57	272,771,613	1.22%	-39.02% to -40.62%
2007	0.95% to 3.25%	24,014,369	14.72 to 14.44	402,804,694	0.63%	3.16% to 0.75%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2011	0.80% to 1.40%	420,119	9.81 to 9.48	4,000,819	0.57%	-2.99% to -3.58%
2010	0.80% to 1.40%	411,283	10.11 to 9.83	4,059,854	0.72%	22.42% to 21.68%
2009	0.80% to 1.40%	552,543	8.26 to 8.08	4,477,598	0.88%	36.10% to 35.27%
2008	0.80% to 1.40%	440,857	6.07 to 5.97	2,638,595	0.51%	-38.33% to -38.70%
2007	0.80% to 1.40%	418,752	9.84 to 9.74	4,084,325	0.29%	-2.00% to -2.60%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2011	0.40% to 3.30%	2,533,954	10.68 to 15.60	49,994,641	0.37%	-2.77% to -5.60%
2010	0.65% to 3.30%	2,225,257	10.43 to 16.52	46,157,728	0.40%	22.26% to 19.00%
2009	0.95% to 3.30%	2,081,552	13.34 to 13.88	35,691,628	1.16%	35.58% to 32.36%
2008	0.65% to 3.25%	8,337,343	6.27 to 10.52	105,311,346	0.29%	-38.41% to -40.02%
2007	0.95% to 3.25%	6,050,092	16.03 to 17.54	125,648,459	0.13%	-2.33% to -4.61%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2011	0.80% to 1.40%	1,900,617	5.69 to 5.30	10,183,980	0.00%	0.29% to -0.32%
2010	0.80% to 1.40%	1,833,474	5.68 to 5.32	9,846,584	0.00%	26.45% to 25.68%
2009	0.80% to 1.40%	1,983,089	4.49 to 4.23	8,468,612	0.00%	31.55% to 30.75%
2008	0.80% to 1.40%	2,176,324	3.41 to 3.24	7,101,334	0.00%	-49.48% to -49.78%
2007	0.80% to 1.40%	2,576,050	6.75 to 6.45	16,720,309	0.00%	5.48% to 4.84%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2011	0.75% to 2.55%	1,837,753	12.75 to 12.14	22,970,486	1.91%	7.61% to 5.66%
2010	0.80% to 2.55%	1,500,572	11.83 to 11.49	17,556,731	1.26%	8.50% to 6.58%
2009	0.75% to 2.45%	649,344	10.91 to 10.79	7,051,409	0.97%	9.11% to 7.86%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2011	0.40% to 3.20%	23,171,669	11.61 to 10.76	260,577,575	1.57%	0.60% to -2.22%
2010	0.40% to 3.20%	18,042,359	11.54 to 11.01	203,955,140	1.54%	4.77% to 1.82%
2009	0.65% to 3.25%	14,013,653	11.00 to 10.81	153,020,206	1.62%	9.98% to 8.05%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2011	0.40% to 2.70%	6,540,321	10.06 to 9.91	65,327,248	1.60%	0.64% to -0.90%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2011	1.05% to 2.35%	212,998	$ 11.40 to $ 11.18	$2,559,811	1.31%	-5.64% to -6.88%
2010	1.05% to 2.60%	275,411	12.08 to 11.77	3,507,688	1.63%	13.18% to 11.41%
2009	1.05% to 2.60%	329,454	10.67 to 10.56	3,719,305	2.72%	28.45% to 26.44%
2008	1.05% to 2.80%	387,088	8.31 to 8.26	3,423,016	2.18%	-39.34% to -40.42%
2007	1.05% to 2.80%	468,881	13.69 to 13.86	6,876,101	1.36%	-7.03% to -8.68%
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2011	1.15% to 2.10%	28,337	13.34 to 12.27	366,694	3.58%	-17.89% to -18.68%
2010	1.15% to 2.40%	39,549	16.24 to 14.73	626,033	3.71%	8.76% to 7.39%
2009	1.15% to 2.40%	46,786	14.93 to 13.72	681,273	0.00%	23.20% to 21.64%
2008	1.15% to 2.40%	61,180	12.12 to 11.28	724,632	2.19%	-44.60% to -45.30%
2007	1.15% to 2.40%	71,037	21.88 to 20.62	1,525,012	2.96%	7.11% to 5.75%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2011	0.95% to 2.45%	221,728	12.58 to 12.09	2,914,393	0.00%	-18.63% to -19.86%
2010	0.95% to 2.70%	248,463	15.46 to 14.80	3,997,037	1.31%	19.65% to 17.54%
2009	0.95% to 2.80%	213,154	12.92 to 12.50	2,875,568	0.65%	62.34% to 59.31%
2008	1.15% to 2.80%	142,184	8.63 to 7.85	1,187,340	0.00%	-37.76% to -38.80%
2007	1.15% to 2.80%	168,443	13.87 to 12.82	2,271,117	0.00%	4.30% to 2.55%
V.I. Basic Value Fund - Series II (AVBV2)
2008	0.80% to 2.95%	2,569,381	5.12 to 7.08	21,201,989	0.47%	-52.29% to -53.33%
2007	0.80% to 2.95%	2,902,901	10.74 to 15.16	50,651,888	0.35%	0.55% to -1.64%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2011	0.80% to 2.95%	490,830	7.80 to 9.58	5,707,367	0.00%	-8.85% to -10.82%
2010	0.80% to 2.95%	579,187	8.56 to 10.74	7,427,438	0.51%	14.28% to 11.81%
2009	0.80% to 2.95%	687,506	7.49 to 9.60	7,749,730	0.27%	19.75% to 17.16%
2008	0.80% to 2.95%	804,764	6.25 to 8.20	7,651,910	0.00%	-43.09% to -44.32%
2007	0.80% to 2.95%	1,044,738	10.99 to 14.72	17,629,535	0.00%	10.83% to 8.42%
V.I. Capital Development Fund - Series II (AVCD2)
2011	0.80% to 2.95%	1,414,528	8.85 to 13.36	22,791,109	0.00%	-8.11% to -10.10%
2010	0.80% to 2.95%	1,298,000	9.63 to 14.87	23,011,080	0.00%	17.52% to 14.98%
2009	0.80% to 3.00%	1,278,768	8.19 to 12.88	19,440,268	0.00%	40.85% to 37.73%
2008	0.80% to 3.00%	1,176,724	5.82 to 9.35	12,813,434	0.00%	-47.55% to -48.72%
2007	0.80% to 3.00%	1,288,902	11.09 to 18.24	27,002,291	0.00%	9.66% to 7.21%
Diversified Stock Fund Class A Shares (VYDS)
2011	1.15% to 1.65%	27,442	12.82 to 12.29	348,002	0.64%	-7.90% to -8.36%
2010	1.15% to 1.95%	38,329	13.92 to 13.11	526,739	0.73%	11.05% to 10.16%
2009	1.15% to 2.10%	43,065	12.53 to 11.78	531,815	0.81%	25.60% to 24.39%
2008	1.15% to 2.10%	57,375	9.98 to 9.47	564,917	0.75%	-38.58% to -39.17%
2007	1.15% to 2.10%	66,078	16.25 to 15.57	1,063,078	0.66%	8.68% to 7.63%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.80% to 2.95%	3,605,643	9.45 to 9.84	37,628,164	0.00%	40.66% to 37.61%
2008	0.65% to 3.25%	19,673,406	5.86 to 7.07	147,156,139	0.12%	-43.02% to -44.52%
2007	0.80% to 3.25%	10,055,319	11.81 to 12.74	133,588,581	0.14%	11.58% to 8.81%
Equity Income Portfolio - II (TREI2)
2009	0.80% to 3.30%	7,776,288	8.86 to 8.87	74,780,990	1.74%	24.25% to 21.12%
2008	0.80% to 2.95%	7,723,076	7.13 to 7.43	60,261,084	2.21%	-36.78% to -38.15%
2007	0.80% to 2.95%	6,128,523	11.28 to 12.01	76,349,143	1.66%	2.20% to -0.03%
Health Sciences Portfolio - II (TRHS2)
2011	0.75% to 2.80%	2,368,928	11.60 to 11.20	27,116,053	0.00%	9.56% to 7.30%
2010	0.80% to 2.45%	301,680	10.58 to 10.46	3,176,507	0.00%	5.80% to 4.63%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.30%	1	11.34	11	3.05%	5.96%
2008	0.80% to 2.90%	4,360,949	10.79 to 10.08	46,053,950	3.75%	0.50% to -1.63%
2007	0.80% to 2.90%	2,984,605	10.74 to 10.25	31,585,239	3.11%	4.38% to 2.16%
VIP Trust - Global Bond Fund: Class R1 (VWBFR)
2011	0.80% to 1.40%	399,375	15.18 to 14.49	5,818,090	8.13%	7.28% to 6.63%
2010	0.80% to 1.40%	437,415	14.15 to 13.59	5,970,833	3.67%	5.35% to 4.71%
2009	0.80% to 1.40%	509,578	13.43 to 12.98	6,638,304	3.92%	5.13% to 4.50%
2008	0.80% to 1.40%	642,414	12.77 to 12.42	8,003,418	8.12%	2.87% to 2.25%
2007	0.80% to 1.40%	731,903	12.42 to 12.15	8,910,518	5.57%	8.94% to 8.27%
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2011	0.80% to 1.40%	445,923	21.03 to 21.65	11,388,013	8.06%	7.28% to 6.63%
2010	0.80% to 1.40%	511,066	19.60 to 20.30	12,265,103	3.66%	5.35% to 4.71%
2009	0.80% to 1.40%	581,103	18.61 to 19.39	13,329,078	3.83%	5.13% to 4.50%
2008	0.80% to 1.40%	703,225	17.70 to 18.55	15,375,868	9.07%	2.78% to 2.16%
2007	0.80% to 1.40%	889,847	17.22 to 18.16	19,097,162	6.47%	8.83% to 8.17%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
2011	0.80% to 1.40%	551,256	$ 21.46 to $ 20.49	$11,367,873	1.24%	-26.35% to -26.79%
2010	0.80% to 1.40%	827,950	29.14 to 27.99	23,300,754	0.62%	25.85% to 25.09%
2009	0.80% to 1.40%	886,135	23.16 to 22.37	19,920,111	0.14%	111.69% to 110.41%
2008	0.80% to 1.40%	763,916	10.94 to 10.63	8,156,428	0.00%	-65.03% to -65.25%
2007	0.80% to 1.40%	1,152,258	31.28 to 30.60	35,362,793	0.40%	36.46% to 35.63%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2011	0.80% to 1.40%	797,445	20.09 to 18.34	14,792,818	1.09%	-26.33% to -26.78%
2010	0.80% to 1.40%	946,130	27.27 to 25.04	23,951,440	0.60%	25.83% to 25.07%
2009	0.80% to 1.40%	1,081,816	21.67 to 20.02	21,882,865	0.17%	111.47% to 110.20%
2008	0.80% to 1.40%	1,264,058	10.25 to 9.53	12,153,665	0.00%	-65.06% to -65.27%
2007	0.80% to 1.40%	1,599,935	29.33 to 27.43	44,248,455	0.46%	36.51% to 35.68%
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
2011	0.75% to 2.80%	3,469,671	9.84 to 9.50	54,489,679	1.02%	-17.02% to -18.74%
2010	0.75% to 2.80%	2,350,975	11.86 to 11.69	53,750,243	0.32%	18.57% to 16.94%	****
2009	0.80% to 1.40%	1,143,054	28.03 to 27.09	31,107,182	0.26%	56.36% to 55.41%
2008	0.80% to 1.40%	1,219,284	17.93 to 17.43	21,333,920	0.35%	-46.53% to -46.85%
2007	0.80% to 1.40%	1,400,348	33.53 to 32.79	46,055,901	0.11%	44.16% to 43.28%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2011	0.80% to 1.40%	552,304	41.36 to 38.86	25,073,059	1.21%	-17.12% to -17.62%
2010	0.80% to 1.40%	619,064	49.90 to 47.18	34,051,631	0.39%	28.20% to 27.43%
2009	0.80% to 1.40%	761,288	38.92 to 37.02	32,875,757	0.27%	56.27% to 55.33%
2008	0.80% to 1.40%	892,365	24.91 to 23.83	24,758,601	0.31%	-46.56% to -46.88%
2007	0.80% to 1.40%	1,118,247	46.61 to 44.87	58,352,118	0.12%	44.19% to 43.31%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	0.65% to 2.80%	8,101,468	11.86 to 11.19	93,728,667	1.01%	-7.81% to -9.80%
2010	0.65% to 2.80%	6,143,715	12.86 to 12.40	77,797,454	1.03%	7.97% to 5.63%
2009	0.75% to 2.80%	2,978,019	11.91 to 11.74	35,256,090	0.04%	19.06% to 17.41%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
2011	0.40%	92,333	10.90	1,006,692	0.10%	0.35%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
2011	0.40%	424,157	11.03	4,676,395	0.61%	-1.85%
2010	0.40%	2,491	11.23	27,982	0.00%	12.18%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2011	0.40%	1,230,558	11.06	13,606,615	0.72%	-3.40%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
2011	0.40%	148,360	11.00	1,631,286	0.33%	-0.40%
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2011	1.30%	74	41.42	3,065	0.00%	-0.88%
2008	0.80% to 1.40%	1,508,012	15.55 to 18.44	32,197,505	0.00%	-44.80% to -45.14%
2007	0.80% to 1.40%	1,793,964	28.18 to 33.62	69,679,934	0.00%	21.34% to 20.60%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2010	1.30%	836	58.00	48,490	0.48%	22.15%
2008	0.80% to 1.40%	4,815,928	20.38 to 23.63	144,228,895	1.88%	-40.58% to -40.94%
2007	0.80% to 1.40%	5,757,665	34.29 to 40.01	291,024,130	0.62%	5.78% to 5.13%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2011	0.40% to 2.70%	2,029,850	15.80 to 14.11	30,844,147	0.00%	-4.98% to -7.17%
2010	0.80% to 2.70%	1,674,122	16.51 to 15.19	27,016,561	0.00%	25.76% to 23.35%
2009	0.75% to 2.50%	775,011	13.14 to 12.45	10,059,269	0.00%	31.36% to 48.83%	****
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
2011	1.10%	951	8.73	8,299	0.67%	-8.28%
2010	1.10%	1,026	9.51	9,762	1.49%	15.96%
2009	1.10%	1,175	8.20	9,641	1.27%	58.42%
2008	1.10% to 1.25%	1,260	5.18 to 5.17	6,526	0.00%	-45.16% to -45.24%
2007	1.25%	39	9.43	368	0.00%	-5.65%	****
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)
2011	1.15% to 1.25%	21,348	13.84 to 13.74	293,570	2.67%	7.07% to 6.96%
2010	1.15% to 1.25%	21,348	12.93 to 12.85	274,433	3.38%	5.81% to 5.70%
2009	1.15% to 1.25%	21,348	12.22 to 12.15	259,604	3.69%	10.71% to 10.59%
2008	1.15%	2,116	11.04	23,352	4.80%	1.21%
2007	1.15%	2,116	10.90	23,072	4.56%	4.96%
Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)
2011	1.40% to 2.20%	4,361	11.74 to 11.60	51,038	0.00%	-6.86% to -7.62%
2010	1.40% to 2.20%	4,925	12.61 to 12.56	62,030	0.00%	26.08% to 25.61%	****
Advantage Funds Variable Trust - VT Large Company Growth Fund(obsolete) (WFVLCG)
2009	1.60% to 2.20%	11,201	9.46 to 9.17	103,735	0.38%	41.08% to 40.22%
2008	1.75% to 2.20%	11,776	6.66 to 6.54	77,336	0.27%	-40.06% to -40.34%
2007	1.75% to 2.20%	12,402	11.12 to 10.96	136,370	0.00%	5.72% to 5.23%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage Funds Variable Trust - VT Money Market Fund(obsolete) (WFVMM)
2009	1.15% to 1.60%	14,747	$ 10.83 to $ 10.58	$ 156,783	0.24%	-1.04% to -1.49%
2008	1.15% to 1.40%	20,154	10.95 to 10.84	218,444	1.76%	1.10% to 0.84%
2007	1.15% to 1.40%	1,632	10.83 to 10.74	17,585	4.60%	3.47% to 3.20%
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)
2010	0.80% to 2.15%	288,563	12.20 to 11.92	3,481,331	6.20%	7.37% to 5.91%
2009	0.80% to 2.40%	155,699	11.36 to 11.24	1,760,194	6.49%	13.58% to 12.35%	****
Balanced Portfolio - Class S Shares(obsolete) (ALBS)
2009	0.95% to 1.05%	18,711	11.82 to 11.74	220,306	2.91%	27.28% to 27.15%
2008	0.95% to 1.45%	18,716	9.29 to 9.04	173,104	0.00%	-32.55% to -32.89%
2007	0.95% to 1.45%	23,143	13.77 to 13.47	317,270	0.00%	13.39% to 12.82%
Clover Value Fund II - Service Shares(obsolete) (FALFS)
2009	0.95% to 2.40%	86,156	9.69 to 10.39	924,331	2.19%	13.42% to 11.76%
2008	0.95% to 2.75%	95,239	8.54	900,294	1.53%	-34.59% to -35.78%
2007	0.95% to 2.75%	123,768	13.06 to 13.30	1,796,271	1.29%	-10.72% to -12.36%
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) (CSIEF3)
2010	0.80% to 1.40%	196,205	11.25 to 11.18	2,195,392	0.10%	11.33% to 10.66%
2009	0.80% to 1.40%	161,230	10.10	1,628,659	0.00%	1.04% to 1.01%	****
Gartmore NVIT Global Utilities Fund - Class II(obsolete) (GVGU2)
2009	1.15% to 2.10%	18,909	19.01 to 17.79	350,603	3.61%	6.47% to 5.45%
2008	1.15% to 2.10%	23,118	17.85 to 16.87	404,326	2.63%	-33.94% to -34.57%
2007	0.95% to 2.10%	35,923	25.25 to 25.78	952,362	2.10%	18.91% to 17.53%
Gartmore NVIT Global Utilities Fund - Class III(obsolete) (GVGU)
2009	0.80% to 1.40%	217,412	16.85 to 16.08	3,517,625	3.67%	7.11% to 6.47%
2008	0.80% to 1.40%	340,376	15.73 to 15.10	5,166,421	2.86%	-33.44% to -33.84%
2007	0.80% to 1.40%	549,810	23.63 to 22.83	12,602,303	2.41%	19.42% to 18.70%
Gartmore NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.80% to 1.40%	147,046	15.45 to 14.84	2,194,434	0.98%	10.47% to 9.80%
2009	0.80% to 1.40%	186,700	13.99 to 13.51	2,534,945	1.02%	24.00% to 23.25%
2008	0.80% to 1.40%	249,753	11.28 to 10.96	2,748,870	0.67%	-44.77% to -45.11%
2007	0.80% to 1.40%	376,901	20.42 to 19.97	7,550,213	0.49%	18.98% to 18.25%
Gartmore NVIT Worldwide Leaders Fund - Class VI (obsolete)(NVGWL6)
2010	1.10% to 2.75%	152,509	14.65 to 14.25	2,217,538	1.20%	10.02% to 8.18%
2009	1.10% to 2.50%	41,212	13.32 to 13.19	546,984	0.90%	33.18% to 31.92%	****
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.80% to 1.40%	1,761,884	10.95 to 10.40	18,463,105	1.68%	-41.51% to -41.86%
2007	0.80% to 1.40%	2,123,568	18.72 to 17.89	38,252,943	1.05%	15.66% to 14.96%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.80% to 1.40%	184,626	8.13 to 7.56	1,407,276	1.73%	-47.18% to -47.50%
2007	0.80% to 1.40%	219,613	15.39 to 14.39	3,186,083	0.00%	-4.73% to -5.31%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.80% to 1.40%	243,504	9.34 to 9.08	2,218,666	2.75%	-26.14% to -26.59%
2007	0.80% to 1.40%	265,247	12.64 to 12.36	3,289,279	2.30%	3.78% to 3.15%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares(obsolete) (JARLCS)
2008	0.80% to 2.60%	333,684	6.32 to 10.35	3,604,801	0.69%	-36.75% to -37.90%
2007	0.80% to 2.60%	321,741	10.00 to 16.66	5,521,409	0.50%	-0.03% to 3.36%	****
Large Cap Growth Fund II (obsolete) (VFLG2)
2008	1.15% to 2.35%	85,778	7.46 to 7.05	641,766	0.42%	-39.76% to -40.49%
2007	1.15% to 2.35%	90,603	12.39 to 11.85	1,130,341	0.38%	7.89% to 6.58%
Large Cap Value Fund II (obsolete) (VFLV2)
2008	1.15% to 2.40%	105,574	8.62 to 8.13	912,662	1.27%	-40.10% to -40.86%
2007	1.15% to 2.35%	111,241	14.39 to 13.77	1,613,063	1.08%	0.39% to -0.83%
Managed Allocation Fund - Aggressive Growth II (obsolete) (MBVAG2)
2008	1.15% to 1.85%	22,130	7.61 to 7.42	166,461	0.45%	-41.31% to -41.73%
2007	1.15% to 1.85%	33,329	12.97 to 12.73	429,215	1.38%	6.46% to 5.70%
Managed Allocation Fund - Conservative Growth II (obsolete) (MBVCG2)
2008	1.15% to 1.75%	22,506	8.94 to 8.74	198,924	2.65%	-20.62% to -21.10%
2007	1.15% to 1.75%	8,194	11.26 to 11.08	92,000	2.66%	3.94% to 3.30%
Market Opportunity Fund II - Service Shares(obsolete) (FVMOS)
2009	0.80% to 2.65%	746,449	9.98 to 9.32	7,250,437	1.52%	0.47% to -1.40%
2008	0.80% to 2.80%	918,459	9.94 to 9.41	8,951,034	1.07%	-1.66% to -3.64%
2007	0.80% to 2.35%	295,662	10.10 to 9.84	2,944,941	1.37%	-2.28% to -3.81%
NVIT Global Financial Services Fund - Class II(obsolete) (GVGF2)
2009	0.95% to 2.15%	47,904	12.37 to 13.90	694,038	0.89%	30.29% to 28.71%
2008	0.95% to 2.15%	55,720	9.49 to 10.80	623,060	1.65%	-46.85% to -47.50%
2007	0.95% to 2.15%	65,660	17.86 to 20.57	1,389,160	2.84%	-2.35% to -3.54%
NVIT Global Financial Services Fund - Class III(obsolete) (GVGFS)
2009	0.80% to 1.40%	176,927	13.10 to 12.50	2,227,534	1.11%	30.88% to 30.08%
2008	0.80% to 1.40%	212,769	10.01 to 9.61	2,057,788	2.14%	-46.64% to -46.97%
2007	0.80% to 1.40%	168,520	18.76 to 18.13	3,068,547	3.09%	-1.92% to -2.51%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Health Sciences Fund - Class II(obsolete) (GVGH2)
2009	0.95% to 2.40%	84,308	$ 12.16 to $ 14.17	$1,265,201	0.14%	17.71% to 15.99%
2008	0.95% to 2.40%	104,433	10.33 to 12.22	1,341,247	0.10%	-26.11% to -27.19%
2007	0.95% to 2.40%	124,698	13.98 to 16.78	2,178,340	0.01%	11.85% to 10.20%
NVIT Health Sciences Fund - Class III(obsolete) (GVGHS)
2009	0.80% to 1.40%	342,864	13.00 to 12.41	4,280,780	0.29%	18.16% to 17.45%
2008	0.80% to 1.40%	425,425	11.01 to 10.57	4,518,907	0.27%	-25.83% to -26.28%
2007	0.80% to 1.40%	476,539	14.84 to 14.34	6,861,700	0.07%	12.32% to 11.63%
NVIT Health Sciences Fund - Class VI(obsolete) (GVGH6)
2009	0.95% to 2.75%	1,400,047	10.46 to 9.43	14,121,966	0.15%	17.83% to 15.69%
2008	0.95% to 2.60%	1,764,395	8.88 to 8.21	15,216,848	0.03%	-26.15% to -27.38%
2007	0.95% to 2.60%	1,289,936	12.03 to 11.31	15,179,536	0.06%	11.90% to 10.02%
NVIT Leaders Fund - Class III(obsolete) (GVUSL)
2009	0.80% to 1.40%	257,511	11.35 to 10.83	2,809,711	0.84%	32.82% to 32.02%
2008	0.80% to 1.40%	344,880	8.54 to 8.20	2,847,343	0.77%	-50.34% to -50.64%
2007	0.80% to 1.40%	397,523	17.20 to 16.62	6,641,009	1.16%	10.66% to 9.99%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.80% to 1.40%	1,380,783	3.82 to 3.63	5,042,610	0.00%	-46.54% to -46.87%
2007	0.80% to 1.40%	2,013,233	7.15 to 6.82	13,821,540	0.00%	8.14% to 7.48%
NVIT Mid Cap Growth Fund - Class II (obsolete) (SGRF2)
2008	0.95% to 3.20%	2,006,297	8.26 to 8.54	18,751,282	0.00%	-46.79% to -48.01%
2007	0.95% to 3.25%	16,359,805	15.52 to 16.39	287,785,579	0.00%	7.69% to 5.18%
NVIT Technology & Communications Fund - Class I(obsolete) (GGTC)
2009	0.80% to 1.40%	59,032	3.09 to 2.92	173,754	0.00%	51.25% to 50.33%
2008	0.80% to 1.40%	69,320	2.04 to 1.94	135,605	0.00%	-48.98% to -49.29%
2007	0.80% to 1.40%	89,808	4.00 to 3.83	346,234	0.00%	19.13% to 18.40%
NVIT Technology & Communications Fund - Class II(obsolete) (GGTC2)
2009	1.15% to 2.45%	49,650	15.30 to 13.97	742,990	0.00%	50.52% to 48.54%
2008	1.15% to 2.45%	59,489	10.17 to 9.41	593,313	0.00%	-49.38% to -50.05%
2007	0.95% to 2.45%	77,916	13.74 to 18.83	1,535,827	0.00%	18.85% to 17.04%
NVIT Technology & Communications Fund - Class III(obsolete) (GGTC3)
2009	0.80% to 1.40%	503,843	11.39 to 10.87	5,508,883	0.00%	51.23% to 50.31%
2008	0.80% to 1.40%	328,516	7.53 to 7.23	2,390,551	0.00%	-49.00% to -49.31%
2007	0.80% to 1.40%	430,126	14.77 to 14.27	6,165,718	0.00%	19.22% to 18.49%
NVIT Technology & Communications Fund - Class VI(obsolete) (GGTC6)
2009	0.95% to 2.80%	1,441,431	10.73 to 9.64	14,877,466	0.00%	51.04% to 48.22%
2008	0.95% to 2.80%	677,283	7.10 to 6.50	4,669,470	0.00%	-49.29% to -50.25%
2007	0.95% to 2.80%	1,169,229	14.01 to 13.07	15,963,363	0.00%	18.76% to 16.53%
NVIT U.S. Growth Leaders Fund - Class II(obsolete) (GVUG2)
2009	0.95% to 2.95%	964,339	8.10 to 12.26	14,596,668	0.00%	24.49% to 21.97%
2008	0.95% to 2.95%	1,047,552	6.51 to 10.06	12,820,073	0.00%	-42.03% to -43.20%
2007	0.95% to 2.95%	1,094,930	11.22 to 17.70	23,231,890	0.00%	12.24% to 18.50%	****
NVIT U.S. Growth Leaders Fund - Class III(obsolete) (GVUGL)
2009	0.80% to 1.40%	188,997	13.43 to 12.82	2,437,489	0.00%	24.78% to 24.03%
2008	0.80% to 1.40%	270,231	10.76 to 10.33	2,805,775	0.00%	-41.73% to -42.08%
2007	0.80% to 1.40%	329,074	18.46 to 17.84	5,894,162	0.00%	21.45% to 20.71%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.80% to 1.40%	654,300	9.66 to 9.39	6,164,916	1.13%	-33.74% to -34.14%
2007	0.80% to 1.40%	934,069	14.58 to 14.26	13,355,230	0.93%	1.63% to 1.01%
U.S. Equity Flex I Portfolio(obsolete) (WSCP)
2010	0.80% to 1.40%	2,155,736	15.16 to 15.42	33,594,652	0.15%	13.54% to 12.86%
2009	0.80% to 1.40%	2,532,513	13.36 to 13.66	34,947,501	1.16%	23.67% to 22.92%
2008	0.80% to 1.40%	2,973,366	10.80 to 11.11	33,357,355	0.08%	-35.12% to -35.52%
2007	0.80% to 1.40%	3,619,869	16.65 to 17.24	62,919,860	0.00%	-1.63% to -2.23%
Variable Contracts Trust - Small Cap Value VCT Portfolio - Class I Shares (obsolete) (PISVP1)
2008	0.95% to 1.05%	105,733	6.12 to 6.10	646,042	0.60%	-38.59% to -38.65%
2007	0.95% to 1.05%	117,897	9.96 to 9.95	1,173,591	0.73%	-7.85% to -7.94%

2011	Reserves for annuity contracts in payout phase:	8,361,300
2011	Contract owners equity:	$29,793,903,432
2010	Reserves for annuity contracts in payout phase:	8,598,792
2010	Contract owners equity:	$26,665,526,554
2009	Reserves for annuity contracts in payout phase:	8,394,197
2009	Contract owners equity:	$21,471,280,300
2008	Reserves for annuity contracts in payout phase:	7,453,205
2008	Contract owners equity:	$16,006,481,073
2007	Reserves for annuity contracts in payout phase:	12,121,909
2007	Contract owners equity:	$22,175,260,947

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.